UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2017

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Direxion iBillionaire Index ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Index Shares

1X BEAR FUNDS

Direxion Daily Consumer Staples Bear 1X Shares

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily Energy Bear 1X Shares

Direxion Daily Financial Bear 1X Shares

Direxion Daily Gold Miners Index Bear 1X Shares

Direxion Daily MSCI European Financials Bear 1X Shares
(formerly Direxion Daily European Financials Bear 1X Shares)

Direxion Daily S&P 500® Bear 1X Shares

Direxion Daily S&P Biotech Bear 1X Shares

Direxion Daily Technology Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily Utilities Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

1.25X BULL FUNDS

Direxion Daily S&P 500® Bull 1.25X Shares

Direxion Daily Small Cap Bull 1.25X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily Cyber Security & IT Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
(formerly Direxion Daily European Financials Bull 2X Shares)
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Silver Miners Index Bear 2X Shares
Direxion Daily Small Cap Bull 2X Shares

Table of Contents

Letter to Shareholders	4
Expense Example (Unaudited)	16
Allocation of Portfolio Holdings (Unaudited)	19
Schedules of Investments	20
Statements of Assets and Liabilities	51
Statements of Operations	59
Statements of Changes in Net Assets	67
Financial Highlights	82
Notes to the Financial Statements	85
Supplemental Information (Unaudited)	113
Trustees and Officers	114
Board Review of Investment Advisory Agreement (Unaudited)	118

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2016 to April 30, 2017 (the "Semi-Annual Period").

Market Review:

Equity markets in the U.S. and abroad began the Semi-Annual Period amid an environment of uncertainty pertaining not only to the U.S. elections and subsequent policy implications, but also to lingering concerns over the United Kingdom's decision to leave the European Union. Subsequent clarification of the plans of the incoming Administration provided a global boost to equity markets that would persist largely unchecked through the end of the Semi-Annual Period. Spurred by policies friendly to banks, financial stocks were leaders of the S&P 500 Index into the end of Q4 2016. U.S. tailwinds led to an improving outlook for global growth, boosting stock performance in Europe and Asia; while the Federal Reserve's move to increase interest rates weighed on some of their currencies vs. the U.S. Dollar. Bolstered by positive economic data and a hopeful outlook on topics such as infrastructure spending, deregulation and tax cuts, U.S. equity markets rallied to start 2017. Favorable monetary policy by global central banks was a continued boon for the global equity market during Q1 of 2017. Towards the end of the Semi-Annual Period, realization that the U.S. Administration's policy changes would not be instituted as expediently as originally thought proved to have a sobering effect on equity markets. A pullback in the U.S. Dollar on dovish signals from the U.S. Federal Reserve regarding its monetary policy was beneficial to international equities during this timeframe. April saw a spike in previously protracted lows in volatility due to geopolitical concerns and softening of economic data in the U.S.

The Federal Reserve's rate hike in December had very little short-term impact, as the move up was nearly fully anticipated by the markets. Through the end of 2016, the outlook for bonds looked bleak, as the yield curve widened. However, the higher yielding corporate bonds continued to outperform. The stark outperformance was likely due to solid corporate data and the increasing demand for higher yield. Through the Semi-Annual Period energy notes lost ground over supply glut concerns in crude oil.

Factors Affecting Performance of Non-Leveraged ETFs:

The following exchange traded funds are considered (the "Non-Leveraged ETFs") – Direxion All Cap Insider Sentiment Shares, Direxion Auspice Broad Commodity Strategy ETF, Direxion iBillionaire Index ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares.

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

DIREXION SEMI-ANNUAL REPORT
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The Direxion All Cap Insider Sentiment Shares seeks investment results, before fees and expenses, which track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500® Index. The index reflects positive sentiment among those "insiders" closest to a company's financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi-Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 12.49%, while the Direxion All Cap Insider Sentiment Shares returned 11.87%.

The Direxion All Cap Insider Sentiment Shares largest sector weightings at the start of the Semi-Annual Period were Consumer Discretionary, Information Technology and Financials. Fund performance was strong from the start of November through year-end, propelled by the results of the U.S. Presidential election. For 2017 returns stabilized but remained positive. The Direxion All Cap Insider Sentiment Shares' highest weighted sectors remained the same, however the weight for financials increased while the weight for consumer discretionary and information technology decreased. The Fund was helped by its increased exposure to financial stocks, which outperformed the S&P 500. The Direxion All Cap Insider Sentiment Shares' highest weighted financial stocks were Prudential (+28.91%) and The Travelers Companies, Inc. (+15.80%). Consumer discretionary stocks such as Kohl's (-8.59%), which missed on revenue, contributed to the Fund underperforming the S&P 500 Index.

The Direxion Auspice Broad Commodity Strategy ETF seeks to provide total return that exceeds that of the Auspice Broad Commodity Index over a complete market cycle. The Auspice Broad Commodity Index attempts to capture upward trends in the commodity markets while minimizing risk during down trends. The Auspice Broad Commodity Index will use a quantitative methodology to track either long or flat positions in a diversified portfolio of twelve commodity futures, which cover the energy, metal, and agricultural sectors. It attempts to incorporate dynamic risk management and contract rolling methods. Since Fund inception on March 30, 2017, the Auspice Broad Commodity Index returned -2.33%, while the Direxion Auspice Broad Commodity Strategy ETF returned -1.44%.

The Direxion Auspice Broad Commodity Strategy ETF was down slightly during its abbreviated period. After a gap higher in March, volatility returned to extremely low levels in April which weighed on broad commodity performance. Energy and Metals contributed to the downside in April with investors favoring riskier assets after the French presidential election, while cotton was the top performing position for the Fund. The Fund exited a long position in gasoline amid weakness on supply excess and also exited wheat, leaving the portfolio long in seven of the twelve possible commodity components.

The Direxion iBillionaire Index ETF seeks investment results, before fees and expenses, which track the iBillionaire Index. The iBillionaire Index is comprised of the 30 large-cap U.S. equities in which a select pool of investment billionaires has allocated the most assets, according to Form 13F filings. Billionaires are selected from a group of U.S. investment billionaires based on net worth, source of wealth, and portfolio size. The 30 stocks are equally weighted at a fixed weight of 3.33% each, and the index is rebalanced quarterly. For the Semi-Annual Period, the iBillionaire Index returned 14.17%, while the Direxion iBillionaire Index ETF returned 13.52%.

The Direxion iBillionaire Index ETF, along with domestic equities as a whole, was the beneficiary of increased optimism and a pro-growth outlook on the economy following the U.S. Presidential Election. Gold prices declined, crude oil volatility persisted, and the December Federal Reserve rate hike speculation intensified. The Fund's 2017 performance was driven by a rally in the information technology sector with names like Facebook gaining 28.57% during that span. The Direxion iBillionaire Index ETF rebalanced February 17, 2017, reducing its exposure to the consumer discretionary sector and increasing allocations to names such as JPMorgan Chase & Co in an effort to capitalize on potential deregulatory measures. Recently published 13F filings suggest top hedge fund managers have shifted their investment strategy towards the technology sector by adding names like Apple Inc. and Microsoft Corp., both of which were held in the Fund as of Period-end.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, which track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time

DIREXION SEMI-ANNUAL REPORT
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throughout the year. The index is rebalanced quarterly in March, June, September and December. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned 17.50%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 17.26%. The NASDAQ-100® Index returned 17.01% for the Semi-Annual Period.

The Direxion NASDAQ-100® Equal Weighted Index Shares slightly outperformed the NASDAQ-100® Index for the Semi-Annual Period. This difference can be attributed to the performance of various companies such as CSX Corp. (+67.18%), Tesla Inc. (+64.62%), Micron Technology Inc. (+62.96%) and Western Digital Corp. (+55.61%), all of which have a roughly 1% weight in the Fund, while having lower weights in the NASDAQ-100® Index. The equally-weighted methodology helped emphasize the return profile, and reduced the reliance on information technology names. The strongest returns for the Direxion NASDAQ-100® Equal Weighted Index Shares came during the month of January. To note, Apple Inc. and Microsoft Corp. made up 19.93% of the NASDAQ-100® Index at the end of the Semi-Annual, but only 2.04% of the NASDAQ-100® Equal Weighted Index Shares.

The Direxion Zacks MLP High Income Index Shares seeks investment results, before fees and expenses, which track the price and yield performance of the Zacks MLP High Income Index, formerly called the Zacks MLP Index. The Zacks MLP High Income Index selects 25 Master Limited Partnerships ("MLPs") utilizing a methodology proprietary to Zacks. The objective of the index is to select a group of MLPs with the potential to yield and outperform on a risk-adjusted basis the S&P 500® Index and other benchmark indices. The Zacks MLP High Income Index only comprises MLPs listed on at least one U.S. stock exchange with a minimum market capitalization of at least $300,000,000. Each MLP is ranked based on liquidity, short interest, dividend yield and other factors. The final index is comprised of the 25 highest-ranking securities. The constituents are equally weighted, to make up 4% of the portfolio each. The constituent selection process and rebalancing is repeated on a quarterly basis and the Zacks MLP High Income Index reconstitution occurs after the last business day of January, April, July and October. For the Semi-Annual Period, the Zacks MLP High Income Index returned 6.94%, while the Direxion Zacks MLP High Income Index Shares returned 6.48%.

The Direxion Zacks MLP High Income Index Shares posted positive returns during the Semi-Annual Period due to the MLP space making a nice recovery following the U.S. Presidential Election. Crude Oil futures fell heavily prior to the election, but rallied for a 15.44% gain towards the end of 2016. The Fund rebalanced on February 2, 2017, shifting allocations to midstream names which, post-rebalance, made up 68% of the Fund. Subsequent underperformance in those names led to a negative return for the majority of February and March. From the rebalance through Period-end poor performance in three names in particular weighed heavily on the performance of the Direxion Zacks MLP High Income Index Shares: American Midstream Partners, Genesis Energy and NGL Energy Partners was down. Despite the weakness in the aforementioned names, the Fund was buoyed during the by positive returns in crude oil.

Factors Affecting Performance of Bear ETFs:

The following exchange traded funds are considered (the "Bear ETFs") – Direxion Daily Consumer Staples Bear 1X Shares, Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily Energy Bear 1X Shares, Direxion Daily European Financials Bear 1X Shares, Direxion Daily Financial Bear 1X Shares, Direxion Daily Gold Miners Index Bear 1X Shares, Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily S&P Biotech Bear 1X Shares, Direxion Daily Technology Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily Utilities Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares and Direxion Daily 20+ Year Treasury Bear 1X Shares.

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section.

Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments,

DIREXION SEMI-ANNUAL REPORT
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returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, a Bear ETF receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis. The Bear ETFs are also negatively impacted by index dividends as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

In seeking to achieve each Bear ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF's objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and manage their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives, in general, are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models do not take into account the size of a Bear ETF, the Bear ETF's expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi-Annual Period follows below.

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7

The Direxion Daily Consumer Staples Bear 1X Shares seeks to provide -100% of the daily return of the Consumer Staples Select Sector Index. The Consumer Staples Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer staples sector which includes the following industries: food and staples retailing; household products; food products; beverages; tobacco; and personal products. Since Fund inception on January 5, 2017, the Consumer Staples Select Sector Index returned 5.91%. The Direxion Daily Consumer Staples Bear 1X Shares returned -6.36% for the same period, while the model indicated an expected return of -6.38%.

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned 1.45%. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned -3.24%, while the model indicated an expected return of -2.35%.

The Direxion Daily Energy Bear 1X Shares seeks to provide -100% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Semi-Annual Period, the Energy Select Sector Index returned 0.08%. The Direxion Daily Energy Bear 1X Shares returned -1.16%, while the model indicated an expected return of -1.40%.

The Direxion Daily Financial Bear 1X Shares seeks to provide -100% of the daily return of the Financial Select Sector Index. The Financials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the financials sector which includes the following industries: banks, insurance, real estate investment trusts, capital markets and diversified financial services. For the Semi-Annual Period, the Financial Select Sector Index returned 20.30%. The Direxion Daily Financial Bear 1X Shares returned -17.94%, while the model indicated an expected return of -18.01%.

The Direxion Daily Gold Miners Index Bear 1X Shares seeks to provide -100% of the daily return of the NYSE Arca Gold Miners Index. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned -9.08%. The Direxion Daily Gold Miners Index Bear 1X Shares returned 2.19%, while the model indicated an expected return of 1.96%.

The Direxion Daily MSCI European Financials Bear 1X Shares seeks to provide -100% of the daily return of the MSCI Europe Financials Index. The MSCI Europe Financials Index is provided by MSCI Inc. and is a free float-adjusted, market capitalization-weighted index and represents securities of large-capitalization and mid-capitalization companies across developed market countries in Europe. All component securities in the index are classified in the financials sector per the Global Industry Classification Standards. For the Semi-Annual Period, the MSCI Europe Financials Index returned 20.40%. The Direxion Daily MSCI European Financials Bear 1X Shares returned -19.01%, while the model indicated an expected return of -18.67%.

The Direxion Daily S&P 500 Bear 1X Shares seeks to provide -100% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 13.31%. The Direxion Daily S&P 500 Bear 1X Shares returned -11.76%, while the model indicated an expected return of -12.02%.

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The Direxion Daily S&P Biotech Bear 1X Shares seeks to provide -100% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Biotechnology Select Industry Index returned 27.75%. The Direxion Daily S&P Biotech Bear 1X Shares returned -25.85%, while the model indicated an expected return of -25.61%.

The Direxion Daily Technology Bear 1X Shares seeks to provide -100% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Semi-Annual Period, the Technology Select Sector Index returned 15.71%. The Direxion Daily Technology Bear 1X Shares returned -13.83%, while the model indicated an expected return of -14.01%.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Bloomberg Barclays Capital U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. Dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. For the Semi-Annual Period, the Bloomberg Barclays Capital U.S. Aggregate Bond Index returned -0.67%. The Direxion Daily Total Bond Market Bear 1X Shares returned 0.70%, while the model indicated an expected return of 0.83%.

The Direxion Daily Utilities Bear 1X Shares seeks to provide -100% of the daily return of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities. Since Fund inception on January 5, 2017, the Utilities Select Sector Index returned 6.47%. The Direxion Daily Utilities Bear 1X Shares returned -6.88% for the same period, while the model indicated an expected return of -6.97%.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -2.21%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned 1.87%, while the model indicated an expected return of 2.59%.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -5.45%. The Direxion Daily 20+Year Treasury Bear 1X Shares returned 5.09%, while the model indicated an expected return of 5.88%.

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Leveraged ETFs Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 125%, 200% or -200% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name attempt to provide investment results that correlate to 125% or 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the "Index"). The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Leveraged ETF Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

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Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 125% or 200% (for the Bull ETFs) or -200% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create a drag on a Bull ETF's performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Leveraged ETFs Performance Review:

The Direxion Daily S&P 500® Bull 1.25X Shares seeks to provide 125% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. For the Semi-Annual Period, the S&P 500® Index returned 13.31%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 1.25X Shares returned 16.37%, while the model indicated an expected return of 16.86%.

The Direxion Daily Small Cap Bull 1.25X Shares seeks to provide 125% of the daily return of the 125% of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 18.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 1.25X Shares returned 22.88%, while the model indicated an expected return of 23.22%.

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid

DIREXION SEMI-ANNUAL REPORT
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stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. For the Semi-Annual Period, the CSI 300 Index returned 1.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 2.16%, while the model indicated an expected return of 1.97%.

The Direxion Daily CSI China Internet Index Bull 2X Shares seeks to provide 200% of the daily return of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the internet and internet-related sectors, as defined by the index sponsor, China Securities Index Co., Ltd. A China-based company is a company that meets at least one of the following criteria: 1) the company is incorporated in mainland China; 2) its headquarters are in mainland China; or 3) at least 50% of the revenue from goods produced or sold, or services performed in mainland China. The index provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market capitalization of less than $500 million. Since Fund inception on November 2, 2016, the CSI Overseas China Internet Index 13.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 28.72% for the same period, while the model indicated an expected return of 30.60%.

The Direxion Daily Cyber Security Bull 2X Shares seeks to provide 200% of the daily return of the ISE Cyber Security® Index. The ISE Cyber Security® Index is comprised of domestic and foreign companies that are cyber security infrastructure providers, provide cyber security services, or are companies for which cyber security is a key driver of their business. Cyber security refers to products, such as hardware or software, and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. For the Semi-Annual Period, the ISE Cyber Security® Index returned 9.60%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Daily Cyber Security Bull 2X Shares returned 22.07%, while the model indicated an expected return of 18.81%.

The Direxion Daily High Yield Bear 2X Shares seeks to provide 200% of the daily return of the Bloomberg Barclays U.S. High Yield Very Liquid Index. The Bloomberg Barclays U.S. High Yield Very Liquid Index measures the performance of publicly issued U.S. Dollar-denominated, non-investment grade or high-yield, fixed-rate, taxable corporate bonds, also known as "junk bonds." The Index includes bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, Fitch or Standard & Poor's, respectively, and have $500 million or more of outstanding face value. A bond must have been issued within the past five years. For the Semi-Annual Period, the Bloomberg Barclays U.S. High Yield Very Liquid Index returned 5.46%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily High Yield Bear 2X Shares returned -10.48%, while the model indicated an expected return of -10.61%.

The Direxion Daily MSCI European Financials Bull 2X Shares seeks to provide 200% of the daily return of the MSCI Europe Financials Index. The MSCI Europe Financials Index is provided by MSCI Inc. and is a free float-adjusted, market capitalization-weighted index and represents securities of large-capitalization and mid-capitalization companies across developed market countries in Europe. All component securities in the index are classified in the financials sector per the Global Industry Classification Standards. For the Semi-Annual Period, the MSCI Europe Financials Index returned 20.40%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI European Financials Bull 2X Shares returned 41.32%, while the model indicated an expected return of 42.39%.

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The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The Index is a float-adjusted. For the Semi-Annual Period, the S&P 500® Index returned 13.31%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned 26.35%, while the model indicated an expected return of 28.02%.

The Direxion Daily Silver Miners Index Bull 2X Shares and the Direxion Daily Silver Miners Index Bear 2X Shares seek to provide 200% and -200% of the daily return of the Solactive Global Silver Miners Index, respectively. The Solactive Global Silver Miners Index is designed to measure broad based equity market performance of companies involved in the silver mining industry, as defined by Structured Solutions AG. The Index includes a minimum of 20 and a maximum of 40 stocks of U.S. and foreign companies active in exploration, mining and/or refining of silver, including stocks of small- and medium- capitalization companies. Index adjustments are carried out semi-annually. For the Semi-Annual Period, the Solactive Global Silver Miners Index returned -11.25%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Daily Silver Miners Index Bull 2X Shares returned -29.65%, while the model indicated an expected return of -28.92%. The Direxion Daily Silver Miners Index Bear 2X Shares returned -7.06%, while the model indicated an expected return of -5.90%.

The Direxion Daily Small Cap Bull 2X Shares seeks to provide 200% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 18.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 2X Shares returned 37.67%, while the model indicated an expected return of 38.52%.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Eric Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

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Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

Futures Contract: an agreement traded on an organized exchange to buy or sell assets, especially commodities or shares, at a fixed price but to be delivered and paid for later.

Commodities and futures generally are volatile and are not suitable for all investors. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Commodity linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. The Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or the Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission ("CFTC"), the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator ("CPO") and will manage both the Fund and Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registering both the Fund and the Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary's positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

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The views of this letter were those of the Adviser as of April 30, 2017 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

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Expense Example (Unaudited)

April 30, 2017

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2016 to April 30, 2017" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017*
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.65%	$1,000.00	$1,118.70	$3.41
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[3]
Based on actual fund return	0.70%	1,000.00	985.60	0.61
Based on hypothetical 5% return	0.70%	1,000.00	1,003.77	0.61
Direxion iBillionaire Index ETF
Based on actual fund return	0.65%	1,000.00	1,135.20	3.44
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	1,172.60	1.89
Based on hypothetical 5% return	0.35%	1,000.00	1,023.06	1.76

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Expense Examples (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017*
Direxion Zacks MLP High Income Index Shares
Based on actual fund return	0.65%	$1,000.00	$1,064.80	$3.33
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily Consumer Staples Bear 1X Shares[2]
Based on actual fund return	0.45%	1,000.00	936.40	1.38
Based on hypothetical 5% return	0.45%	1,000.00	1,014.46	1.44
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.80%	1,000.00	967.60	3.90
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily Energy Bear 1X Shares
Based on actual fund return	0.49%	1,000.00	988.40	2.42
Based on hypothetical 5% return	0.49%	1,000.00	1,022.37	2.46
Direxion Daily Financial Bear 1X Shares
Based on actual fund return	0.47%	1,000.00	820.60	2.12
Based on hypothetical 5% return	0.47%	1,000.00	1,022.46	2.36
Direxion Daily Gold Miners Index Bear 1X Shares
Based on actual fund return	0.47%	1,000.00	1,021.90	2.36
Based on hypothetical 5% return	0.47%	1,000.00	1,022.46	2.36
Direxion Daily MSCI European Financials Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	809.90	2.02
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily S&P 500® Bear 1X Shares
Based on actual fund return	0.46%	1,000.00	882.40	2.15
Based on hypothetical 5% return	0.46%	1,000.00	1,022.51	2.31
Direxion Daily S&P Biotech Bear 1X Shares
Based on actual fund return	0.47%	1,000.00	741.50	2.03
Based on hypothetical 5% return	0.47%	1,000.00	1,022.46	2.36
Direxion Daily Technology Bear 1X Shares
Based on actual fund return	0.47%	1,000.00	861.70	2.17
Based on hypothetical 5% return	0.47%	1,000.00	1,022.46	2.36
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,007.00	2.24
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily Utilities Bear 1X Shares[2]
Based on actual fund return	0.45%	1,000.00	931.20	1.38
Based on hypothetical 5% return	0.45%	1,000.00	1,014.46	1.44
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,018.70	2.25
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.45%	1,000.00	1,050.90	2.29
Based on hypothetical 5% return	0.45%	1,000.00	1,022.56	2.26
Direxion Daily S&P 500® Bull 1.25X Shares
Based on actual fund return	0.36%	1,000.00	1,163.70	1.93
Based on hypothetical 5% return	0.36%	1,000.00	1,023.01	1.81
Direxion Daily Small Cap Bull 1.25X Shares
Based on actual fund return	0.37%	1,000.00	1,228.80	2.04
Based on hypothetical 5% return	0.37%	1,000.00	1,022.96	1.86
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	1,021.60	4.81
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81

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Expense Examples (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period November 1, 2016 to April 30, 2017*
Direxion Daily CSI China Internet Index Bull 2X Shares[1]
Based on actual fund return	0.97%	$1,000.00	$1,287.20	$5.47
Based on hypothetical 5% return	0.97%	1,000.00	1,019.87	4.83
Direxion Daily Cyber Security & IT Bull 2X Shares
Based on actual fund return	0.93%	1,000.00	1,220.70	5.12
Based on hypothetical 5% return	0.93%	1,000.00	1,020.18	4.66
Direxion Daily High Yield Bear 2X Shares
Based on actual fund return	0.80%	1,000.00	895.20	3.76
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily MSCI European Financials Bull 2X Shares
Based on actual fund return	0.82%	1,000.00	1,413.20	4.91
Based on hypothetical 5% return	0.82%	1,000.00	1,020.73	4.11
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	1.22%	1,000.00	1,263.50	6.85
Based on hypothetical 5% return	1.22%	1,000.00	1,018.75	6.11
Direxion Daily Silver Miners Index Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	703.50	3.38
Based on hypothetical 5% return	0.80%	1,000.00	1,020.83	4.01
Direxion Daily Silver Miners Index Bear 2X Shares
Based on actual fund return	0.94%	1,000.00	929.40	4.50
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Small Cap Bull 2X Shares
Based on actual fund return	0.71%	1,000.00	1,376.70	4.18
Based on hypothetical 5% return	0.71%	1,000.00	1,021.27	3.56

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2016 to April 30, 2017), then divided by 365.

1  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from November 2, 2016 (commencement of operations) to April 30, 2017, multiplied by 180 days (the number of days since commencement of operations to April 30, 2017), then divided by 365.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from January 5, 2017 (commencement of operations) to April 30, 2017, multiplied by 116 days (the number of days since commencement of operations to April 30, 2017), then divided by 365.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period from March 30, 2017 (commencement of operations) to April 30, 2017, multiplied by 32 days (the number of days since commencement of operations to April 30, 2017), then divided by 365.

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Allocation of Portfolio Holdings (Unaudited)

April 30, 2017

	Cash*	Common Stocks	Master Limited Partnerships	Investment Companies	Futures	Swaps		Total
Direxion All Cap Insider Sentiment Shares	0%**	100%	—	—	—	—		100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	101%	—	—	—	(1)%	—		100%
Direxion iBillionaire Index ETF	0%**	100%	—	—	—	—		100%
Direxion NASDAQ-100® Equal Weighted Index Shares	0%**	100%	—	—	—	—		100%
Direxion Zacks MLP High Income Index Shares	0%**	—	100%	—	—	—		100%
Direxion Daily Consumer Staples Bear 1X Shares	105%	—	—	—	—	(5)%		100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	104%	—	—	—	—	(4)%		100%
Direxion Daily Energy Bear 1X Shares	96%	—	—	—	—	4%		100%
Direxion Daily Financial Bear 1X Shares	115%	—	—	—	—	(15)%		100%
Direxion Daily Gold Miners Index Bear 1X Shares	101%	—	—	—	—	(1)%		100%
Direxion Daily MSCI European Financials Bear 1X Shares	110%	—	—	—	—	(10)%		100%
Direxion Daily S&P 500® Bear 1X Shares	108%	—	—	—	—	(8)%		100%
Direxion Daily S&P Biotech Bear 1X Shares	106%	—	—	—	—	(6)%		100%
Direxion Daily Technology Bear 1X Shares	112%	—	—	—	—	(12)%		100%
Direxion Daily Total Bond Market Bear 1X Shares	100%	—	—	—	—	(0	)%**	100%
Direxion Daily Utilities Bear 1X Shares	105%	—	—	—	—	(5)%		100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	100%	—	—	—	—	0	%**	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	102%	—	—	—	—	(2)%		100%
Direxion Daily S&P 500® Bull 1.25X Shares	5%	—	—	95%	—	0	%**	100%
Direxion Daily Small Cap Bull 1.25X Shares	98%	—	—	—	—	2%		100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	99%	—	—	—	—	1%		100%
Direxion Daily CSI China Internet Index Bull 2X Shares	78%	—	—	22%	—	0	%**	100%
Direxion Daily Cyber Security & IT Bull 2X Shares	99%	—	—	—	—	1%		100%
Direxion Daily High Yield Bear 2X Shares	107%	—	—	—	—	(7)%		100%
Direxion Daily MSCI European Financials Bull 2X Shares	49%	—	—	49%	—	2%		100%
Direxion Daily S&P 500® Bull 2X Shares	31%	—	—	57%	—	12%		100%
Direxion Daily Silver Miners Index Bull 2X Shares	74%	—	—	38%	—	(12)%		100%
Direxion Daily Silver Miners Index Bear 2X Shares	94%	—	—	—	—	6%		100%
Direxion Daily Small Cap Bull 2X Shares	59%	—	—	39%	—	2%		100%

*   Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
19

Direxion All Cap Insider Sentiment Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 100.0%
Accommodation - 1.9%
9,062	Marriott International, Inc. Class A	$855,634
200,020	PennNational Gaming, Inc. (a)	3,696,370
		4,552,004
Apparel Manufacturing - 1.8%
43,563	PVH Corp.	4,401,170
Chemical Manufacturing - 6.4%
19,027	Abbott Laboratories	830,338
5,387	IDEXX Laboratories, Inc. (a)	903,562
4,975	Illumina, Inc. (a)	919,678
102,971	Lannett Co., Inc. (a)	2,677,246
61,631	LyondellBasell Industries N.V. Class A	5,223,844
18,864	Mallinckrodt PLC (a)	885,099
216,452	Meridian Bioscience, Inc.	3,203,490
28,738	Mosaic Co.	773,914
		15,417,171
Clothing and Clothing Accessories Stores - 2.5%
441,306	Chicos FAS, Inc.	6,098,849
Computer and Electronic Product Manufacturing - 9.6%
58,814	Advanced Micro Devices, Inc. (a)	782,226
43,448	Analog Devices, Inc.	3,310,738
33,469	Apple, Inc.	4,807,822
36,786	Harris Corp.	4,115,985
55,380	Hologic, Inc. (a)	2,500,407
26,427	Skyworks Solutions, Inc.	2,635,829
54,825	Western Digital Corp.	4,883,263
		23,036,270
Construction of Buildings - 0.7%
42,869	KB Home	883,101
16,457	Lennar Corp. Class A	831,079
		1,714,180
Credit Intermediation and Related Activities - 18.0%
63,267	American Express Co.	5,013,910
117,484	Bank of America Corp.	2,742,077
59,683	Capital One Financial Corp.	4,797,319
77,655	Citigroup, Inc.	4,590,964
72,970	Citizens Financial Group, Inc.	2,678,729
161,457	F.N.B. Corp.	2,299,148
189,675	Fifth Third Bancorp	4,633,760
21,816	First Financial Bankshares, Inc.	871,549
36,439	First Midwest Bancorp, Inc.	827,530
288,698	Huntington Bancshares, Inc.	3,712,656
37,184	JPMorgan Chase & Co.	3,235,008
214,944	KeyCorp	3,920,579
36,234	Sterling Bancorp	842,440
4,680	SVB Financial Group (a)	823,399
10,372	Texas Capital Bancshares, Inc. (a)	789,309
11,372	UMB Financial Corp.	824,356
20,301	Zions Bancorporation	812,649
		43,415,382
Shares		Fair Value
Electrical Equipment, Appliance, and Component Manufacturing - 1.5%
29,396	Motorcar Parts of America, Inc. (a)	$891,287
14,844	Whirlpool Corp.	2,756,234
		3,647,521
Electronics and Appliance Stores - 2.6%
120,747	Best Buy Co., Inc.	6,255,902
Fabricated Metal Product Manufacturing - 1.9%
5,214	Parker Hannifin Corp.	838,411
27,072	Stanley Black & Decker, Inc.	3,685,853
		4,524,264
Food Manufacturing - 1.4%
53,888	Tyson Foods, Inc. Class A	3,462,843
Food Services and Drinking Places - 2.9%
1,842	Chipotle Mexican Grill, Inc. (a)	873,974
63,107	Darden Restaurants, Inc.	5,376,085
4,501	Domino's Pizza, Inc.	816,436
		7,066,495
Heavy and Civil Engineering Construction - 0.3%
57,396	KBR, Inc.	806,414
Insurance Carriers and Related Activities - 14.4%
85,301	Aflac, Inc.	6,387,339
78,527	Cincinnati Financial Corp.	5,661,011
107,300	Hartford Financial Services Group, Inc.	5,189,028
116,254	MetLife, Inc.	6,023,120
136,005	Progressive Corp.	5,402,119
56,045	Prudential Financial, Inc.	5,998,496
		34,661,113
Leather and Allied Product Manufacturing - 0.4%
15,157	NIKE, Inc. Class B	839,849
Machinery Manufacturing - 1.3%
20,121	Cummins, Inc.	3,037,064
Management of Companies and Enterprises - 0.4%
15,799	Simmons First National Corp.	863,415
Merchant Wholesalers, Durable Goods - 0.4%
4,956	Henry Schein, Inc. (a)	861,353
Mining (except Oil and Gas) - 0.3%
11,836	Royal Gold, Inc.	836,568
Miscellaneous Manufacturing - 3.0%
10,974	Cantel Medical Corp.	816,575
110,511	Mattel, Inc.	2,477,657
6,353	Stryker Corp.	866,359
156,610	Vista Outdoor, Inc. (a)	3,063,291
		7,223,882
Miscellaneous Store Retailers - 1.9%
909,335	Office Depot, Inc.	4,519,395
Motor Vehicle and Parts Dealers - 0.3%
3,265	O'Reilly Automotive, Inc. (a)	810,210

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Direxion All Cap Insider Sentiment Shares

Schedule of Investments, continued (Unaudited)

April 30, 2017

Shares		Fair Value
Oil and Gas Extraction - 1.3%
34,099	Cabot Oil & Gas Corp.	$792,461
29,850	Carrizo Oil & Gas, Inc. (a)	750,727
23,040	Newfield Exploration Co. (a)	797,645
28,346	Range Resources Corp.	750,886
		3,091,719
Other Information Services - 0.4%
5,876	Facebook, Inc. (a)	882,869
Primary Metal Manufacturing - 3.8%
32,189	Arconic, Inc.	879,725
65,815	Nucor Corp.	4,036,434
99,918	Steel Dynamics, Inc.	3,611,037
25,532	United States Steel Corp.	569,874
		9,097,070
Professional, Scientific, and Technical Services - 0.7%
9,766	Salesforce.com, Inc. (a)	841,048
18,924	Sotheby's (a)	896,240
		1,737,288
Publishing Industries (except Internet) - 1.1%
6,416	Adobe Systems, Inc. (a)	858,076
8,682	LogMein, Inc.	981,066
9,842	Red Hat, Inc. (a)	866,883
		2,706,025
Rail Transportation - 0.7%
17,679	CSX Corp.	898,801
7,264	Norfolk Southern Corp.	853,447
		1,752,248
Real Estate - 2.8%
21,224	American Tower Corp.	2,672,950
100,771	Cousins Properties, Inc.	855,546
81,326	Education Realty Trust, Inc.	3,153,009
		6,681,505
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.0%
21,109	Charles Schwab Corp.	820,085
11,186	Raymond James Financial, Inc.	833,581
18,503	S&P Global, Inc.	2,482,917
356,834	WisdomTree Investments, Inc.	2,979,564
		7,116,147
Support Activities for Mining - 0.3%
51,892	Diamond Offshore Drilling, Inc. (a)	748,283
Support Activities for Transportation - 1.2%
21,342	Expedia, Inc.	2,853,852
Telecommunications - 0.4%
35,433	Consolidated Communications Holdings, Inc.	838,699
Transportation Equipment Manufacturing - 0.7%
3,713	TransDigm Group, Inc.	916,108
30,470	Winnebago Industries, Inc	874,489
		1,790,597
Shares		Fair Value
Utilities - 6.2%
49,040	Consolidated Edison, Inc.	$3,887,891
52,517	Dominion Resources, Inc.	4,066,391
29,834	DTE Energy Co.	3,120,338
223,576	NRG Energy, Inc.	3,778,435
		14,853,055
Waste Management and Remediation Services - 1.2%
35,163	Stericycle, Inc. (a)	3,000,810
Water Transportation - 1.9%
74,026	Carnival Corp.	4,572,586
Wood Product Manufacturing - 0.4%
8,794	Universal Forest Products, Inc.	837,981
	TOTAL COMMON STOCKS (Cost $238,157,234)	$240,612,048
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
91	Fidelity Investments Money Market Government Portfolio, 0.60% (b)	$91
	TOTAL MONEY MARKET FUNDS (Cost $91)	$91
	TOTAL INVESTMENTS - 100.0% (Cost $238,157,325)	$240,612,139
	Other Assets in Excess of Liabilities - 0.0% (†)	118,429
	TOTAL NET ASSETS - 100.0%	$240,730,568

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

April 30, 2017

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	14,782,142
TOTAL NET ASSETS - 100.0%	$14,782,142

Percentages are stated as a percent of net assets.

(a)  $510,730 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

April 30, 2017

Contracts		Unrealized Appreciation/ (Depreciation)
119	Corn Futures (b) Expiring December 2017 (Underlying Face Amount at Market Value $2,290,750)	$19,359
15	Copper Futures (b) Expiring September 2017 (Underlying Face Amount at Market Value $981,563)	19,619
33	Cotton No. 2 Futures (b) Expiring July 2017 (Underlying Face Amount at Market Value $1,301,355)	40,486
23	Gold 100 Oz Futures (b) Expiring June 2017 (Underlying Face Amount at Market Value $2,917,090)	(23,391)
14	NY Harbor ULSD Futures (b) Expiring December 2017 (Underlying Face Amount at Market Value $924,218)	(23,160)
21	Silver Futures (b) Expiring July 2017 (Underlying Face Amount at Market Value $1,812,510)	(72,844)
16	WTI Crude Futures (b) Expiring March 2018 (Underlying Face Amount at Market Value $812,000)	(58,940)
		$(98,871)

(b)  Contracts held by Direxion BCS Fund Ltd. See Note 1.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion iBillionaire Index ETF

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 3.7%
10,923	PayPal Holdings, Inc. (a)	$521,245
Beverage and Tobacco Product Manufacturing - 3.6%
2,928	Constellation Brands, Inc.	505,197
Broadcasting (except Internet) - 3.5%
1,406	Charter Communications, Inc. (a)	485,295
Chemical Manufacturing - 19.1%
7,418	Abbvie, Inc.	489,143
1,834	Allergan, Inc. (Ireland)	447,239
4,913	LyondellBasell Industries N.V. (Netherlands)	416,426
7,019	Merck & Co., Inc.	437,494
10,776	Mylan N.V. (Netherlands) (a)	402,484
7,485	The Dow Chemical Co.	470,058
		2,662,844
Computer and Electronic Product Manufacturing - 7.0%
3,375	Apple, Inc.	484,819
2,220	Broadcom Ltd (Singapore)	490,198
		975,017
Credit Intermediation and Related Activities - 19.0%
18,607	Bank of America Corp.	434,288
7,560	Citigroup, Inc.	446,947
5,049	JPMorgan Chase & Co.	439,263
3,580	PNC Financial Services Group, Inc.	428,705
5,224	Visa, Inc.	476,533
7,811	Wells Fargo & Co.	420,544
		2,646,280
Insurance Carriers and Related Activities - 6.8%
7,516	American International Group, Inc.	457,800
2,227	Humana, Inc.	494,349
		952,149
Mining (except Oil and Gas) - 2.7%
29,756	Freeport-McMoRan Inc. (a)	379,389
Miscellaneous Manufacturing - 3.7%
9,251	Baxter International, Inc.	515,096
Motion Picture and Sound Recording Industries - 3.4%
4,748	Time Warner, Inc.	471,334
Nonstore Retailers - 3.6%
543	Amazon.com, Inc. (a)	502,270
Other Information Services - 10.8%
558	Alphabet, Inc. Class C (a)	505,525
3,427	Facebook, Inc. (a)	514,907
10,019	Yahoo, Inc. (a)	483,016
		1,503,448
Publishing Industries (except Internet) - 3.5%
7,087	Microsoft Corp.	485,176
Support Activities for Mining - 2.7%
8,201	Halliburton Co.	376,262
Textile Product Mills - 3.5%
2,051	Mohawk Industries, Inc. (a)	481,554
Shares		Fair Value
Transportation Equipment Manufacturing - 3.1%
12,334	General Motors Co.	$427,250
	TOTAL COMMON STOCKS (Cost $12,376,050)	$13,889,806
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
44,863	Fidelity Investments Money Market Government Portfolio, 0.64% (b)	$44,863
	TOTAL SHORT TERM INVESTMENTS (Cost $44,863)	$44,863
	TOTAL INVESTMENTS - 100.0% (Cost $12,420,913)	$13,934,669
	Other Assets in Excess of Liabilities - 0.0% (†)	1,704
	TOTAL NET ASSETS - 100.0%	$13,936,373

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
14,322	Marriott International, Inc. Class A	$1,352,283
Administrative and Support Services - 4.0%
12,034	Automatic Data Processing, Inc.	1,257,433
20,130	Paychex, Inc.	1,193,307
29,363	PayPal Holdings, Inc. (a)	1,401,202
715	The Priceline Group, Inc. (a)	1,320,476
		5,172,418
Air Transportation - 1.0%
30,320	American Airlines Group, Inc.	1,292,238
Amusement, Gambling, and Recreation Industries - 1.0%
10,875	Wynn Resorts Ltd.	1,337,734
Apparel Manufacturing - 1.0%
10,129	Cintas Corp.	1,240,499
Beverage and Tobacco Product Manufacturing - 1.0%
27,221	Monster Beverage Corp. (a)	1,235,289
Broadcasting (except Internet) - 6.1%
3,883	Charter Communications, Inc. (a)	1,340,256
33,769	Comcast Corp. Class A	1,323,407
22,580	Discovery Communications, Inc. Class A (a)	649,852
23,126	Discovery Communications, Inc. Class C (a)	647,065
19,808	Dish Network Corp. (a)	1,276,428
14,230	Liberty Interactive Corp. (a)	766,286
31,625	Liberty Interactive Corp. Class A (a)	669,818
236,003	Sirius XM Holdings, Inc.	1,168,215
		7,841,327
Building Material and Garden Equipment and Supplies Dealers - 0.8%
24,387	Fastenal Co.	1,089,611
Chemical Manufacturing - 11.2%
10,360	Alexion Pharmaceuticals, Inc. (a)	1,323,801
13,915	BioMarin Pharmaceutical, Inc. (a)	1,333,614
10,057	Celgene Corp. (a)	1,247,571
18,317	Gilead Sciences, Inc.	1,255,630
8,326	IDEXX Laboratories, Inc. (a)	1,396,520
7,884	Illumina, Inc. (a)	1,457,436
8,548	Incyte Corp. (a)	1,062,345
30,096	Mylan NV (a)	1,124,086
3,327	Regeneron Pharmaceuticals, Inc. (a)	1,292,506
7,125	SHIRE PLC ADR	1,260,840
13,763	Vertex Pharmaceuticals, Inc. (a)	1,628,163
		14,382,512
Clothing and Clothing Accessories Stores - 0.9%
18,697	Ross Stores, Inc.	1,215,305
Computer and Electronic Product Manufacturing - 16.8%
15,193	Analog Devices, Inc.	1,157,707
9,036	Apple, Inc.	1,298,021
32,203	Applied Materials, Inc.	1,307,764
5,721	Broadcom Ltd (Singapore)	1,263,254
36,957	Cisco Systems, Inc.	1,259,125
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
29,700	Hologic, Inc. (a)	$1,340,955
35,864	Intel Corp.	1,296,484
27,730	Maxim Integrated Products, Inc.	1,224,279
17,030	Microchip Technology, Inc.	1,287,127
49,030	Micron Technology, Inc. (a)	1,356,660
11,926	NVIDIA Corp.	1,243,882
21,980	QUALCOMM, Inc.	1,181,205
26,989	Seagate Technology PLC	1,137,046
12,917	Skyworks Solutions, Inc.	1,288,342
15,389	Texas Instruments, Inc.	1,218,501
16,455	Western Digital Corp.	1,465,647
21,055	Xilinx, Inc.	1,328,781
		21,654,780
Data Processing, Hosting and Related Services - 1.0%
10,740	Fiserv, Inc. (a)	1,279,564
Food Manufacturing - 2.0%
28,268	Mondelez International, Inc.	1,272,908
13,752	The Kraft Heinz Co.	1,243,043
		2,515,951
Food Services and Drinking Places - 1.1%
22,677	Starbucks Corp.	1,361,981
General Merchandise Stores - 3.0%
7,539	Costco Wholesale Corp.	1,338,323
16,710	Dollar Tree, Inc. (a)	1,383,087
17,725	Tractor Supply Co.	1,097,355
		3,818,765
Health and Personal Care Stores - 2.9%
19,435	Express Scripts Holding Co. (a)	1,192,143
4,380	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,232,707
14,725	Walgreens Boots Alliance Inc.	1,274,302
		3,699,152
Machinery Manufacturing - 1.1%
10,003	Lam Research Corp.	1,448,934
Merchant Wholesalers, Durable Goods - 2.0%
7,386	Henry Schein, Inc. (a)	1,283,687
13,358	KLA-Tencor Corp.	1,312,023
		2,595,710
Miscellaneous Manufacturing - 3.9%
19,997	Dentsply Sirona, Inc.	1,264,610
12,618	Hasbro, Inc.	1,250,570
1,686	Intuitive Surgical, Inc. (a)	1,409,277
49,297	Mattel, Inc.	1,105,239
		5,029,696
Motion Picture and Sound Recording Industries - 1.0%
8,719	Netflix, Inc. (a)	1,327,032
Motor Vehicle and Parts Dealers - 0.9%
4,613	O'Reilly Automotive, Inc. (a)	1,144,716
Nonstore Retailers - 1.1%
1,484	Amazon.com, Inc. (a)	1,372,685

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued (Unaudited)

April 30, 2017

Shares		Fair Value
Other Information Services - 5.9%
725	Alphabet, Inc. Class A (a)	$670,277
744	Alphabet, Inc. Class C (a)	674,034
7,161	Baidu, Inc. ADR (a)	1,290,627
9,047	Facebook, Inc. (a)	1,359,312
8,465	Liberty Global PLC Class A (a)	299,830
8,633	Liberty Global PLC Class C (a)	298,788
13,938	Liberty Global PLC LILAC - A (a)	299,249
13,603	Liberty Global PLC LILAC - C (a)	297,089
4,340	NetEase.com, Inc. ADR	1,151,793
27,151	Yahoo!, Inc. (a)	1,308,950
		7,649,949
Performing Arts, Spectator Sports, and Related Industries - 3.0%
25,746	Activision Blizzard, Inc.	1,345,229
14,121	Electronic Arts, Inc. (a)	1,338,953
29,148	Viacom, Inc. Class B	1,240,539
		3,924,721
Professional, Scientific, and Technical Services - 6.0%
7,503	Amgen, Inc.	1,225,390
4,582	Biogen Inc. (a)	1,242,684
22,345	Cerner Corp. (a)	1,446,839
21,603	Cognizant Technology Solutions Corp. Class A (a)	1,301,149
37,536	eBay, Inc. (a)	1,254,078
15,581	Verisk Analytics, Inc. Class A (a)	1,290,262
		7,760,402
Publishing Industries (except Internet) - 11.0%
9,959	Adobe Systems, Inc. (a)	1,331,917
19,462	Akamai Technologies, Inc. (a)	1,186,014
14,671	Autodesk, Inc. (a)	1,321,417
39,007	CA, Inc.	1,280,600
12,474	Check Point Software Technologies Ltd. (a)	1,297,421
15,292	Citrix Systems, Inc. (a)	1,237,734
25,786	Ctrip.com International Ltd. ADR (a)	1,302,451
10,209	Intuit, Inc.	1,278,269
19,501	Microsoft Corp.	1,335,038
41,206	Symantec Corp.	1,303,346
20,523	Twenty-First Century Fox, Inc. Class A	626,772
20,895	Twenty-First Century Fox, Inc. Class B	623,925
		14,124,904
Rail Transportation - 1.1%
26,984	CSX Corp.	1,371,866
Support Activities for Transportation - 1.0%
9,643	Expedia, Inc.	1,289,462
Telecommunications - 3.1%
40,080	JD.com, Inc. ADR (a)	1,405,606
19,922	T-Mobile US, Inc. (a)	1,340,153
47,645	Vodafone Group PLC ADR	1,247,822
		3,993,581
Shares		Fair Value
Transportation Equipment Manufacturing - 2.1%
18,195	PACCAR, Inc.	$1,214,152
4,838	Tesla Motors, Inc. (a)	1,519,471
		2,733,623
Truck Transportation - 0.9%
13,466	J.B. Hunt Transport Services, Inc.	1,207,361
Water Transportation - 1.0%
24,653	Norwegian Cruise Line Holdings Ltd. (a)	1,329,536
	TOTAL COMMON STOCKS (Cost $114,234,474)	$128,793,587
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
779	Fidelity Investments Money Market Government Portfolio, 0.60% (b)	$779
	TOTAL SHORT TERM INVESTMENTS ($779)	$779
	TOTAL INVESTMENTS - 99.9% (Cost $114,235,253)	$128,794,366
	Other Assets in Excess of Liabilities - 0.1%	169,499
	TOTAL NET ASSETS - 100.0%	$128,963,865

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

(†)  Less than 0.05%.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
25

Direxion Zacks MLP High Income Index Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.5%
Chemical Manufacturing - 3.4%
29,150	Terra Nitrogen Co. LP	$2,675,970
Gasoline Stations - 3.9%
66,941	Amerigas Partners LP	3,013,684
Merchant Wholesalers, Nondurable Goods - 7.0%
169,375	Martin Midstream Partners LP	3,345,156
134,738	NGL Energy Partners LP	2,155,808
		5,500,964
Mining (except Oil and Gas) - 7.9%
138,417	Alliance Resource Partners LP	2,941,361
200,268	SunCoke Energy Partners LP	3,264,369
		6,205,730
Nonstore Retailers - 7.5%
120,012	Crestwood Equity Partners LP	3,042,304
109,011	Suburban Propane Partners LP	2,807,033
		5,849,337
Oil and Gas Extraction - 8.3%
116,284	Enterprise Products Partners LP	3,176,879
80,268	Williams Partners LP	3,285,369
		6,462,248
Petroleum and Coal Products Manufacturing - 12.3%
87,038	MPLX LP	3,066,349
56,913	Tesoro Logistics LP	3,122,247
136,411	Western Refining Logistics LP	3,464,839
		9,653,435
Pipeline Transportation - 41.0%
180,019	American Midstream Partners LP	2,673,282
47,254	Buckeye Partners LP	3,269,032
203,358	Enable Midstream Partners LP	3,316,769
90,825	Genesis Energy LP	2,846,455
89,154	Holly Energy Partners LP	3,313,854
76,362	ONEOK Partners LP	3,929,589
104,948	Plains All American Pipeline LP	3,069,729
137,553	Summit Midstream Partners LP	3,239,373
129,087	Sunoco Logistics Partners LP	3,090,343
54,830	TC Pipelines LP	3,318,860
		32,067,286
Real Estate - 3.8%
55,810	Icahn Enterprises LP	2,949,559
Shares		Fair Value
Utilities - 4.4%
183,531	Energy Transfer Equity LP	$3,424,688
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $71,832,182)	$77,802,901
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
112,936	Fidelity Investments Money Market Government Portfolio, 0.64% (a)	$112,936
	TOTAL SHORT TERM INVESTMENTS (Cost $112,936)	$112,936
	TOTAL INVESTMENTS (Cost $71,945,118) - 99.6%	$77,915,837
	Other Assets in Excess of Liabilities - 0.4%	274,551
	TOTAL NET ASSETS - 100.0%	$78,190,388

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
26

Direxion Daily Consumer Staples Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.5%
Money Market Funds - 29.5%
690,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	$690,000
	TOTAL SHORT TERM INVESTMENTS (Cost $690,000) (b)	$690,000
	TOTAL INVESTMENTS (Cost $690,000) - 29.5%	$690,000
	Other Assets in Excess of Liabilities - 70.5%	1,650,621
	TOTAL NET ASSETS - 100.0%	$2,340,621

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $690,000.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Consumer Staples Select Sector Index	4,227	$2,225,478	0.788%	7/26/2018	$(128,428)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
27

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.5%
Money Market Funds - 24.5%
488,252	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$488,252
4,563,255	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	4,563,255
11,566,099	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	11,566,099
6,392,242	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	6,392,242
	TOTAL SHORT TERM INVESTMENTS (Cost $23,009,848) (b)	$23,009,848
	TOTAL INVESTMENTS (Cost $23,009,848) - 24.5%	$23,009,848
	Other Assets in Excess of Liabilities - 75.5%	70,947,187
	TOTAL NET ASSETS - 100.0%	$93,957,035

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,009,848.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche X-trackers Harvest Credit Suisse International	CSI 300 China A-Shares ETF	596,715	$13,423,345	(2.009%)	10/30/2017	$(1,891,302)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	62,889	1,537,636	(2.009%)	1/22/2018	(62,241)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	892,838	21,187,046	(2.012%)	1/26/2018	(1,129,949)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	570,268	13,968,336	(0.509%)	7/18/2018	(468,952)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	268,959	6,625,482	(0.509%)	8/15/2018	(60,663)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	20,004	497,943	(0.509%)	8/15/2018	665
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	266,115	6,589,748	(0.509%)	9/19/2018	(21,046)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	193,923	4,863,734	(0.509%)	9/19/2018	45,103
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	327,631	8,207,959	(0.509%)	10/17/2018	72,058
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	438,925	10,875,853	(0.509%)	11/21/2018	(19,248)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	147,271	3,687,647	(0.509%)	11/21/2018	31,787
			$91,464,729			$(3,503,788)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
28

Direxion Daily Energy Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
7	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$7
250,623	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	250,623
	TOTAL SHORT TERM INVESTMENTS (Cost $250,630) (b)	$250,630
	TOTAL INVESTMENTS (Cost $250,630) - 23.5%	$250,630
	Other Assets in Excess of Liabilities - 76.5%	815,453
	TOTAL NET ASSETS - 100.0%	$1,066,083

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $250,630.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	1,566	$1,114,952	0.801%	9/18/2017	$44,909

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
29

Direxion Daily Financial Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
563,324	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$563,324
	TOTAL SHORT TERM INVESTMENTS (Cost $563,324) (b)	$563,324
	TOTAL INVESTMENTS (Cost $563,324) - 30.6%	$563,324
	Other Assets in Excess of Liabilities - 69.4%	1,276,177
	TOTAL NET ASSETS - 100.0%	$1,839,501

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $563,324.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	Financials Select Sector Index	5,484	$1,334,876	0.591%	5/9/2017	$(268,162)
Credit Suisse International	Financials Select Sector Index	867	248,049	0.591%	7/28/2017	(3,359)
			$1,582,925			$(271,521)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
30

Direxion Daily Gold Miners Index Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.1%
Money Market Funds - 27.1%
134,273	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$134,273
590,535	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	590,535
	TOTAL SHORT TERM INVESTMENTS (Cost $724,808) (b)	$724,808
	TOTAL INVESTMENTS (Cost $724,808) - 27.1%	$724,808
	Other Assets in Excess of Liabilities - 72.9%	1,949,479
	TOTAL NET ASSETS - 100.0%	$2,674,287

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $724,808.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Interest Notional Amount	Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	VanEck VectorsTM Gold Miners ETF	94,154	$2,091,076	0.791%	9/22/2017	$(402)
Citibank N.A.	VanEck VectorsTM Gold Miners ETF	26,147	557,279	0.841%	3/30/2018	(23,851)
			$2,648,355			$(24,253)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
31

Direxion Daily MSCI European Financials Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.1%
Money Market Funds - 30.1%
843,751	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$843,751
	TOTAL SHORT TERM INVESTMENTS (Cost $843,751) (b)	$843,751
	TOTAL INVESTMENTS - 30.1% (Cost $843,751)	$843,751
	Other Assets in Excess of Liabilities - 69.9%	1,961,239
	TOTAL NET ASSETS - 100.0%	$2,804,990

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $843,751.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI European Financials ETF	131,813	$2,541,412	(0.509%)	4/9/2018	$(271,534)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
32

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.2%
Money Market Funds - 22.2%
9,318	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$9,318
8,475,102	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	8,475,102
	TOTAL SHORT TERM INVESTMENTS (Cost $8,484,420) (b)	$8,484,420
	TOTAL INVESTMENTS (Cost $8,484,420) - 22.2%	$8,484,420
	Liabilities in Excess of Other Assets - 77.8%	29,670,862
	TOTAL NET ASSETS - 100.0%	$38,155,282

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,484,420.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P 500® Index	16,003	$35,282,631	0.941%	11/24/2017	$(3,066,135)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
33

Direxion Daily S&P Biotech Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
201,384	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$201,384
714,169	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	714,169
24	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	24
	TOTAL SHORT TERM INVESTMENTS (Cost $915,577) (b)	$915,577
	TOTAL INVESTMENTS (Cost $915,577) - 29.4%	$915,577
	Other Assets in Excess of Liabilities - 70.6%	2,198,370
	TOTAL NET ASSETS - 100.0%	$3,113,947

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $915,577.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P Biotechnology Select Industry Index	423	$2,254,759	(0.259%)	6/12/2017	$(92,891)
Citibank N.A.	S&P Biotechnology Select Industry Index	138	684,504	(0.109%)	2/16/2018	(81,527)
			$2,939,263			$(174,418)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
34

Direxion Daily Technology Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%
400,437	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	$400,437
250,354	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	250,354
	TOTAL SHORT TERM INVESTMENTS (Cost $650,791) (b)	$650,791
	TOTAL INVESTMENTS (Cost $650,791) - 32.8%	$650,791
	Other Assets in Excess of Liabilities - 67.2%	1,331,411
	TOTAL NET ASSETS - 100.0%	$1,982,202

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $650,791.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Technology Select Sector Index	1,417	$698,300	0.741%	5/30/2017	$(77,060)
Bank of America Merrill Lynch	Technology Select Sector Index	2,217	1,051,732	0.988%	6/26/2018	(162,080)
			$1,750,032			$(239,140)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
35

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.0%
Money Market Funds - 24.0%
272,365	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	$272,365
280,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	280,000
201,803	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	201,803
	TOTAL SHORT TERM INVESTMENTS (Cost $754,168) (b)	$754,168
	TOTAL INVESTMENTS (Cost $754,168) - 24.0%	$754,168
	Other Assets in Excess of Liabilities - 76.0%	2,393,156
	TOTAL NET ASSETS - 100.0%	$3,147,324

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $754,168.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	4,489	$496,891	0.941%	5/5/2017	$(3,166)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	9,767	1,086,525	0.338%	10/26/2017	7,757
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	76	8,458	0.691%	12/20/2017	17
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	7,669	846,657	0.691%	12/20/2017	(7,592)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	40	4,471	0.691%	1/16/2018	28
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	379	42,515	0.691%	1/17/2018	458
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	843	94,700	0.691%	2/21/2018	1,374
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	283	30,617	0.338%	3/26/2018	(409)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	559	62,476	0.691%	4/18/2018	804
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	107	11,640	0.338%	4/25/2018	(91)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	766	85,191	0.691%	5/16/2018	754
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	764	83,847	0.691%	5/16/2018	(285)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,448	156,882	0.691%	6/20/2018	(2,538)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	791	85,558	0.691%	8/15/2018	(1,249)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	322	34,902	0.691%	10/17/2018	(300)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	179	19,580	0.691%	11/21/2018	28
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	326	35,521	0.691%	11/21/2018	(90)
			$3,186,431			$(4,500)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
36

Direxion Daily Utilities Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.1%
Money Market Funds - 30.1%
700,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	$700,000
	TOTAL SHORT TERM INVESTMENTS (Cost $700,000) (b)	$700,000
	TOTAL INVESTMENTS (Cost $700,000) - 30.1%	$700,000
	Other Assets in Excess of Liabilities - 69.9%	1,627,935
	TOTAL NET ASSETS - 100.0%	$2,327,935

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $700,000.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Utilities Select Sector Index	4,455	$2,215,248	0.738%	7/26/2018	$(126,196)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
37

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.9%
Money Market Funds - 17.9%
253,471	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$253,471
	TOTAL SHORT TERM INVESTMENTS (Cost $253,471) (b)	$253,471
	TOTAL INVESTMENTS (Cost $253,471) - 17.9%	$253,471
	Other Assets in Excess of Liabilities - 82.1%	1,163,701
	TOTAL NET ASSETS - 100.0%	$1,417,172

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $253,471.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,551	$725,515	0.241%	11/17/2017	$17,302
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,743	705,312	(0.859%)	4/16/2018	(15,202)
			$1,430,827			$2,100

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
38

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 16.6%
Money Market Funds - 16.6%
873,668	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$873,668
	TOTAL SHORT TERM INVESTMENTS (Cost $873,668) (b)	$873,668
	TOTAL INVESTMENTS (Cost $873,668) - 16.6%	$873,668
	Other Assets in Excess of Liabilities - 83.4%	4,391,984
	TOTAL NET ASSETS - 100.0%	$5,265,652

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $873,668.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	43,038	$5,175,331	0.241%	12/15/2017	$(126,294)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
39

Direxion Daily S&P 500® Bull 1.25X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 95.1%
30,910	iShares Core S&P 500 ETF	$7,404,800
	TOTAL INVESTMENT COMPANIES (Cost $7,368,594)	$7,404,800
SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
32,003	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$32,003
	TOTAL SHORT TERM INVESTMENTS (Cost $32,003) (b)	$32,003
	TOTAL INVESTMENTS (Cost $7,400,597) - 95.5%	$7,436,803
	Other Assets in Excess of Liabilities - 4.5%	349,210
	TOTAL NET ASSETS - 100.0%	$7,786,013

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,003.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	976	$2,311,138	(1.141%)	4/9/2018	$17,363

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
40

Direxion Daily Small Cap Bull 1.25X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
1,663,582	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$1,663,582
7,994	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	7,994
	TOTAL SHORT TERM INVESTMENTS (Cost $1,671,576) (b)	$1,671,576
	TOTAL INVESTMENTS (Cost $1,671,576) - 26.1%	$1,671,576
	Other Assets in Excess of Liabilities - 73.9%	4,730,844
	TOTAL NET ASSETS - 100.0%	$6,402,420

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,671,576.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	4	$5,537	(0.741%)	1/23/2018	$79
Credit Suisse International	Russell 2000® Index	5,711	7,903,988	(0.551%)	1/26/2018	98,903
			$7,909,525			$98,982

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
41

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.1%
Money Market Funds - 43.1%
1,026,127	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$1,026,127
2,972,073	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	2,972,073
11,806,266	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	11,806,266
5,910,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	5,910,000
1,124,323	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	1,124,323
	TOTAL SHORT TERM INVESTMENTS (Cost $22,838,789) (b)	$22,838,789
	TOTAL INVESTMENTS (Cost $22,838,789) - 43.1%	$22,838,789
	Other Assets in Excess of Liabilities - 56.9%	30,177,940
	TOTAL NET ASSETS - 100.0%	$53,016,729

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,838,789.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	217,433	$5,120,569	1.009%	11/16/2017	$375,258
Morgan Stanley	Deutsche X-trackers Harvest
Capital Services	CSI 300 China A-Shares ETF	200,000	4,868,487	1.509%	2/13/2018	120,074
Bank of America	Deutsche X-trackers Harvest
Merrill Lynch	CSI 300 China A-Shares ETF	892,838	22,508,446	1.012%	4/25/2018	(327,250)
Credit Suisse	Deutsche X-trackers Harvest
International	CSI 300 China A-Shares ETF	596,943	14,828,064	1.005%	6/4/2018	(10,697)
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	547,683	13,883,567	(0.241%)	6/20/2018	82,917
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	217,040	5,596,891	(0.241%)	6/20/2018	(173,845)
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	567,545	13,611,742	(0.241%)	7/18/2018	470,629
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	252,409	6,223,904	(0.241%)	8/15/2018	39,053
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	128,591	3,208,018	(0.241%)	8/15/2018	(17,311)
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	26,362	652,326	(0.241%)	9/19/2018	1,807
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	241,718	6,099,977	(0.241%)	9/19/2018	(102,203)
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	316,831	8,015,260	(0.241%)	10/17/2018	(153,128)
BNP Paribas	Deutsche X-trackers Harvest
	CSI 300 China A-Shares ETF	66,705	1,671,626	(0.241%)	11/21/2018	(16,107)
			$106,288,877			$289,197

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
42

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 22.3%
16,000	KraneShares CSI China Internet ETF	$717,920
	TOTAL INVESTMENT COMPANIES (Cost $630,544)	$717,920
SHORT TERM INVESTMENTS - 42.5%
Money Market Funds - 42.5%
6,625	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$6,625
1,360,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,360,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,366,625) (b)	$1,366,625
	TOTAL INVESTMENTS (Cost $1,997,169) - 64.8%	$2,084,545
	Other Assets in Excess of Liabilities - 35.2%	1,133,660
	TOTAL NET ASSETS - 100.0%	$3,218,205

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,366,625.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	KraneShares CSI China Internet ETF	127,446	$5,710,145	(1.393%)	10/26/2018	$7,259

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
43

Direxion Daily Cyber Security & IT Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.9%
Money Market Funds - 45.9%
541,374	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$541,374
510,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,051,374) (b)	$1,051,374
	TOTAL INVESTMENTS (Cost $1,051,374) - 45.9%	$1,051,374
	Other Assets in Excess of Liabilities - 54.1%	1,240,918
	TOTAL NET ASSETS - 100.0%	$2,292,292

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,051,374.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds ISE Cyber Security ETF	88,811	$2,550,670	3.009%	2/26/2018	$36,590
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	69,606	2,031,641	3.012%	4/25/2018	(11,640)
			$4,582,311			$24,950

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
44

Direxion Daily High Yield Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 47.8%
Money Market Funds - 47.8%
1,888,848	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$1,888,848
	TOTAL SHORT TERM INVESTMENTS (Cost $1,888,848) (b)	$1,888,848
	TOTAL INVESTMENTS (Cost $1,888,848) - 47.8%	$1,888,848
	Other Assets in Excess of Liabilities - 52.2%	2,058,842
	TOTAL NET ASSETS - 100.0%	$3,947,690

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,888,848.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG SPDR® Bloomberg Barclays High London	Yield Bond ETF	212,584	$7,733,371	0.541%	6/16/2017	$(285,749)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
45

Direxion Daily MSCI European Financials Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 48.6%
90,000	iShares MSCI Europe Financials ETF	$1,915,200
	TOTAL INVESTMENT COMPANIES (Cost $1,841,400)	$1,915,200
SHORT TERM INVESTMENTS - 28.8%
Money Market Funds - 28.8%
947,587	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$947,587
189,779	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	189,779
	TOTAL SHORT TERM INVESTMENTS (Cost $1,137,366) (b)	$1,137,366
	TOTAL INVESTMENTS - 77.4% (Cost $2,978,766)	$3,052,566
	Other Assets in Excess of Liabilities - 22.6%	890,292
	TOTAL NET ASSETS - 100.0%	$3,942,858

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.

  Total value of securities segregated amounted to $1,137,366.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI Europe Financials ETF	60,663	$1,216,624	1.491%	1/5/2018	$72,422
Citibank N.A.	iShares MSCI Europe Financials ETF	219,906	4,679,600	(0.495%)	6/1/2018	653
			$5,896,224			$73,075

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
46

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 57.0%
8,350	iShares Core S&P 500 ETF	$2,000,326
	TOTAL INVESTMENT COMPANIES (Cost $1,977,113)	$2,000,326
SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
7,228	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$7,228
8,754	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	8,754
720,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	720,000
	TOTAL SHORT TERM INVESTMENTS (Cost $735,982) (b)	$735,982
	TOTAL INVESTMENTS (Cost $2,713,095) - 78.0%	$2,736,308
	Other Assets in Excess of Liabilities - 22.0%	773,892
	TOTAL NET ASSETS - 100.0%	$3,510,200

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $735,982.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	915	$1,784,192	(1.301%)	3/19/2018	$428,812
Bank of America Merrill Lynch	S&P 500® Index	1,191	2,844,835	(1.243%)	5/25/2018	(5,427)
			$4,629,027			$423,385

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
47

Direxion Daily Silver Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 37.6%
37,443	Global X Silver Miners ETF	$1,306,761
	TOTAL INVESTMENT COMPANIES (Cost $1,423,245)	$1,306,761
SHORT TERM INVESTMENTS - 35.8%
Money Market Funds - 35.8%
1,247,218	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$1,247,218
	TOTAL SHORT TERM INVESTMENTS (Cost $1,247,218) (b)	$1,247,218
	TOTAL INVESTMENTS (Cost $2,670,463) - 73.4%	$2,553,979
	Other Assets in Excess of Liabilities - 26.6%	926,417
	TOTAL NET ASSETS - 100.0%	$3,480,396

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,247,218.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Global X Silver Miners ETF	76,171	$3,033,757	(1.231%)	10/10/2017	$(339,443)
Deutsche Bank AG London	Global X Silver Miners ETF	85,837	3,046,958	(1.391%)	3/2/2018	(56,819)
			$6,080,715			$(396,262)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
48

Direxion Daily Silver Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.9%
Money Market Funds - 60.9%
872,352	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$872,352
	TOTAL SHORT TERM INVESTMENTS (Cost $872,352) (b)	$872,352
	TOTAL INVESTMENTS (Cost $872,352) - 60.9%	$872,352
	Other Assets in Excess of Liabilities - 39.1%	559,755
	TOTAL NET ASSETS - 100.0%	$1,432,107

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $872,352.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Global X Silver Miners ETF	3,503	$119,750	(1.308%)	4/6/2018	$84,162
Credit Suisse International	Global X Silver Miners ETF	78,568	2,824,315	0.801%	9/28/2018	(2,501)
			$2,944,065			$81,661

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
49

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 39.6%
8,000	iShares Russell 2000 ETF	$1,112,480
	TOTAL INVESTMENT COMPANIES (Cost $1,086,792)	$1,112,480
SHORT TERM INVESTMENTS - 14.0%
Money Market Funds - 14.0%
389,605	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$389,605
3,143	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	3,143
1,545	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,545
	TOTAL SHORT TERM INVESTMENTS (Cost $394,293) (b)	$394,293
	TOTAL INVESTMENTS (Cost $1,481,085) - 53.6%	$1,506,773
	Other Assets in Excess of Liabilities - 46.4%	1,306,431
	TOTAL NET ASSETS - 100.0%	$2,813,204

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $394,293.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	1,382	$1,945,814	(0.691%)	3/22/2018	$(7,936)
Credit Suisse International	Russell 2000® Index	1,841	2,530,730	(0.551%)	3/26/2018	51,938
			$4,476,544			$44,002

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
50

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Assets:
Investments, at fair value (Note 2)	$240,612,139	$—	$13,934,669	$128,794,366
Cash equivalents	279,675	14,233,925	—	196,685
Due from broker for futures contracts	—	9,161	—	—
Deposit at broker for futures contracts	—	510,730	—	—
Dividend and interest receivable	95,526	7,409	10,478	29,298
Variation margin receivable	—	12,138	—	—
Prepaid expenses and other assets	5,517	16,138	9,191	12,529
Total Assets	240,992,857	14,789,501	13,954,338	129,032,878
Liabilities:
Due to investment adviser, net	77,661	2,318	13	17,917
Accrued expenses and other liabilities	184,628	5,041	17,952	51,096
Total Liabilities	262,289	7,359	17,965	69,013
Net Assets	$240,730,568	$14,782,142	$13,936,373	$128,963,865
Net Assets Consist of:
Capital stock	$222,608,460	$15,001,554	$14,044,579	$117,325,515
Undistributed (Accumulated) net investment income (loss)	41,689	(1,441)	(47,365)	28,061
Undistributed (Accumulated) net realized gain (loss)	15,625,605	(119,100)	(1,574,597)	(2,948,824)
Net unrealized appreciation (depreciation) on: Investment securities	2,454,814	—	1,513,756	14,559,113
Futures contracts	—	(98,871)	—	—
Net Assets	$240,730,568	$14,782,142	$13,936,373	$128,963,865
Calculation of Net Asset Value Per Share:
Net assets	$240,730,568	$14,782,142	$13,936,373	$128,963,865
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,100,218	600,001	500,000	3,300,002
Net assets value, redemption price and offering price per share	$39.46	$24.64	$27.87	$39.08
Cost of Investments	$238,157,325	$—	$12,420,913	$114,235,253

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
51

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Zacks MLP High Income Index Shares	Direxion Daily Consumer Staples Bear 1X Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily Energy Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$77,915,837	$690,000	$23,009,848	$250,630
Cash equivalents	—	1,782,203	74,506,551	786,979
Due from investment adviser, net	—	4,070	—	3,195
Dividend and interest receivable	39	1,274	47,248	538
Unrealized appreciation on swap contracts	—	—	149,613	44,909
Return of capital receivable	328,447	—	—	—
Prepaid expenses and other assets	29,147	4,391	6,265	5,709
Total Assets	78,273,470	2,481,938	97,719,525	1,091,960
Liabilities:
Unrealized depreciation on swap contracts	—	128,428	3,653,401	—
Due to investment adviser, net	24,290	—	43,948	—
Due to broker for swap contracts	—	—	—	47
Accrued expenses and other liabilities	58,792	12,889	65,141	25,830
Total Liabilities	83,082	141,317	3,762,490	25,877
Net Assets	$78,190,388	$2,340,621	$93,957,035	$1,066,083
Net Assets Consist of:
Capital stock	$120,859,249	$2,500,025	$103,992,199	$1,432,312
Undistributed (Accumulated) net investment income (loss), net of income taxes	(53,049)	498	(714,067)	4,789
Accumulated net realized loss, net of income taxes	(51,371,460)	(31,474)	(5,817,309)	(415,927)
Net unrealized appreciation (depreciation), net of income taxes on: Investment securities	8,755,648	—	—	—
Swap contracts	—	(128,428)	(3,503,788)	44,909
Net Assets	$78,190,388	$2,340,621	$93,957,035	$1,066,083
Calculation of Net Asset Value Per Share:
Net assets	$78,190,388	$2,340,621	$93,957,035	$1,066,083
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,250,000	100,001	2,350,000	50,001
Net assets value, redemption price and offering price per share	$18.40	$23.41	$39.98	$21.32
Cost of Investments	$71,945,118	$690,000	$23,009,848	$250,630

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
52

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Financial Bear 1X Shares	Direxion Daily Gold Miners Index Bear 1X Shares	Direxion Daily MSCI European Financials Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$563,324	$724,808	$843,751	$8,484,420
Cash equivalents	1,563,577	1,983,950	2,235,927	32,737,204
Due from investment adviser, net	2,975	3,120	1,512	—
Dividend and interest receivable	1,098	1,400	1,586	21,289
Due from broker for swap contracts	—	119	—	—
Prepaid expenses and other assets	5,764	6,488	6,330	6,505
Total Assets	2,136,738	2,719,885	3,089,106	41,249,418
Liabilities:
Unrealized depreciation on swap contracts	271,521	24,253	271,534	3,066,135
Due to investment adviser, net	—	—	—	6,925
Due to broker for swap contracts	—	1,435	—	—
Accrued expenses and other liabilities	25,716	19,910	12,582	21,076
Total Liabilities	297,237	45,598	284,116	3,094,136
Net Assets	$1,839,501	$2,674,287	$2,804,990	$38,155,282
Net Assets Consist of:
Capital stock	$2,492,504	$2,569,805	$3,728,680	$43,548,632
Undistributed net investment income	4,862	764	421	30,077
Undistributed (Accumulated) net realized gain (loss)	(386,344)	127,971	(652,577)	(2,357,292)
Net unrealized depreciation on: Swap contracts	(271,521)	(24,253)	(271,534)	(3,066,135)
Net Assets	$1,839,501	$2,674,287	$2,804,990	$38,155,282
Calculation of Net Asset Value Per Share:
Net assets	$1,839,501	$2,674,287	$2,804,990	$38,155,282
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	150,001	1,100,001
Net assets value, redemption price and offering price per share	$18.39	$26.74	$18.70	$34.69
Cost of Investments	$563,324	$724,808	$843,751	$8,484,420

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
53

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily S&P Biotech Bear 1X Shares	Direxion Daily Technology Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Utilities Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$915,577	$650,791	$754,168	$700,000
Cash equivalents	2,375,766	1,587,762	2,405,775	1,757,304
Due from investment adviser, net	809	2,871	3,383	4,076
Dividend and interest receivable	2,432	1,160	1,649	1,266
Due from broker for swap contracts	—	—	321	—
Unrealized appreciation on swap contracts	—	—	11,220	—
Prepaid expenses and other assets	6,263	5,737	5,991	4,381
Total Assets	3,300,847	2,248,321	3,182,507	2,467,027
Liabilities:
Unrealized depreciation on swap contracts	174,418	239,140	15,720	126,196
Due to broker for swap contracts	1,934	1,237	145	—
Accrued expenses and other liabilities	10,548	25,742	19,318	12,896
Total Liabilities	186,900	266,119	35,183	139,092
Net Assets	$3,113,947	$1,982,202	$3,147,324	$2,327,935
Net Assets Consist of:
Capital stock	$4,728,655	$2,492,361	$5,733,440	$2,500,025
Undistributed (Accumulated) net investment income (loss)	(498)	4,605	(12,088)	481
Accumulated net realized loss	(1,439,792)	(275,624)	(2,569,528)	(46,375)
Net unrealized depreciation on: Swap contracts	(174,418)	(239,140)	(4,500)	(126,196)
Net Assets	$3,113,947	$1,982,202	$3,147,324	$2,327,935
Calculation of Net Asset Value Per Share:
Net assets	$3,113,947	$1,982,202	$3,147,324	$2,327,935
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001	100,001
Net assets value, redemption price and offering price per share	$31.14	$19.82	$31.47	$23.28
Cost of Investments	$915,577	$650,791	$754,168	$700,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
54

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
Assets:
Investments, at fair value (Note 2)	$253,471	$873,668	$7,436,803	$1,671,576
Cash equivalents	1,187,939	4,525,416	337,266	4,639,332
Due from investment adviser, net	3,476	2,370	753	2,904
Dividend and interest receivable	759	2,848	197	2,787
Due from broker for swap contracts	—	—	52	450
Unrealized appreciation on swap contracts	17,302	—	17,363	98,982
Prepaid expenses and other assets	5,972	6,010	5,765	5,773
Total Assets	1,468,919	5,410,312	7,798,199	6,421,804
Liabilities:
Unrealized depreciation on swap contracts	15,202	126,294	—	—
Due to broker for swap contracts	19,313	440	—	—
Accrued expenses and other liabilities	17,232	17,926	12,186	19,384
Total Liabilities	51,747	144,660	12,186	19,384
Net Assets	$1,417,172	$5,265,652	$7,786,013	$6,402,420
Net Assets Consist of:
Capital stock	$2,308,197	$9,238,573	$7,032,164	$5,005,939
Undistributed (Accumulated) net investment income (loss)	(5,237)	(48,023)	22,814	26,676
Undistributed (Accumulated) net realized gain (loss)	(887,888)	(3,798,604)	677,466	1,270,823
Net unrealized appreciation (depreciation) on: Investment securities	—	—	36,206	—
Swap contracts	2,100	(126,294)	17,363	98,982
Net Assets	$1,417,172	$5,265,652	$7,786,013	$6,402,420
Calculation of Net Asset Value Per Share:
Net assets	$1,417,172	$5,265,652	$7,786,013	$6,402,420
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,001	250,001	250,000	200,000
Net assets value, redemption price and offering price per share	$28.34	$21.06	$31.14	$32.01
Cost of Investments	$253,471	$873,668	$7,400,597	$1,671,576

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
55

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$22,838,789	$2,084,545	$1,051,374	$1,888,848
Cash equivalents	30,757,784	1,132,626	1,218,957	2,353,893
Due from investment adviser, net	—	1,968	852	2,601
Dividend and interest receivable	27,968	1,158	1,164	1,878
Due from broker for swap contracts	—	53	1,363	—
Unrealized appreciation on swap contracts	1,089,738	7,259	36,590	—
Prepaid expenses and other assets	5,328	5,347	6,277	5,645
Total Assets	54,719,607	3,232,956	2,316,577	4,252,865
Liabilities:
Unrealized depreciation on swap contracts	800,541	—	11,640	285,749
Due to investment adviser, net	34,597	—	—	—
Due to broker for swap contracts	841,988	8	—	316
Accrued expenses and other liabilities	25,752	14,743	12,645	19,110
Total Liabilities	1,702,878	14,751	24,285	305,175
Net Assets	$53,016,729	$3,218,205	$2,292,292	$3,947,690
Net Assets Consist of:
Capital stock	$101,681,917	$2,500,025	$2,646,396	$5,259,594
Accumulated net investment loss	(521,221)	(1,124)	(15,936)	(7,887)
Undistributed (Accumulated) net realized gain (loss)	(48,433,164)	624,669	(363,118)	(1,018,268)
Net unrealized appreciation (depreciation) on: Investment securities	—	87,376	—	—
Swap contracts	289,197	7,259	24,950	(285,749)
Net Assets	$53,016,729	$3,218,205	$2,292,292	$3,947,690
Calculation of Net Asset Value Per Share:
Net assets	$53,016,729	$3,218,205	$2,292,292	$3,947,690
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,800,000	100,001	50,000	200,001
Net assets value, redemption price and offering price per share	$18.93	$32.18	$45.85	$19.74
Cost of Investments	$22,838,789	$1,997,169	$1,051,374	$1,888,848

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
56

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Silver Miners Index Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$3,052,566	$2,736,308	$2,553,979	$872,352
Cash equivalents	815,772	614,663	1,443,701	512,956
Due from investment adviser, net	321	978	748	1,813
Dividend and interest receivable	301	685	1,452	703
Due from broker for swap contracts	260,777	—	—	—
Unrealized appreciation on swap contracts	73,075	428,812	—	84,162
Prepaid expenses and other assets	6,269	7,010	11,491	7,951
Total Assets	4,209,081	3,788,456	4,011,371	1,479,937
Liabilities:
Unrealized depreciation on swap contracts	—	5,427	396,262	2,501
Due to broker for swap contracts	253,690	260,029	124,442	35,437
Accrued expenses and other liabilities	12,533	12,800	10,271	9,892
Total Liabilities	266,223	278,256	530,975	47,830
Net Assets	$3,942,858	$3,510,200	$3,480,396	$1,432,107
Net Assets Consist of:
Capital stock	$2,720,834	$2,251,439	$5,468,444	$1,333,808
Accumulated net investment loss	(7,415)	(8,156)	(5,020)	(7,715)
Undistributed (Accumulated) net realized gain (loss)	1,082,564	820,319	(1,470,282)	24,353
Net unrealized appreciation (depreciation) on: Investment securities	73,800	23,213	(116,484)	—
Swap contracts	73,075	423,385	(396,262)	81,661
Net Assets	$3,942,858	$3,510,200	$3,480,396	$1,432,107
Calculation of Net Asset Value Per Share:
Net assets	$3,942,858	$3,510,200	$3,480,396	$1,432,107
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	83,236	300,001	50,001
Net assets value, redemption price and offering price per share	$39.43	$42.17	$11.60	$28.64
Cost of Investments	$2,978,766	$2,713,095	$2,670,463	$872,352

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
57

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

Direxion Daily Small Cap Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$1,506,773
Cash equivalents	1,266,339
Due from investment adviser, net	3,115
Dividend and interest receivable	855
Due from broker for swap contracts	2,404
Unrealized appreciation on swap contracts	51,938
Prepaid expenses and other assets	8,226
Total Assets	2,839,650
Liabilities:
Unrealized depreciation on swap contracts	7,936
Accrued expenses and other liabilities	18,510
Total Liabilities	26,446
Net Assets	$2,813,204
Net Assets Consist of:
Capital stock	$1,910,480
Accumulated net investment loss	(2,143)
Undistributed net realized gain	835,177
Net unrealized appreciation on: Investment securities	25,688
Swap contracts	44,002

Net Assets	$2,813,204
Calculation of Net Asset Value Per Share:

Net assets	$2,813,204
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	66,644
Net assets value, redemption price and offering price per share	$42.21
Cost of Investments	$1,481,085

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
58

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion All Cap Insider Sentiment Shares	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[1]	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares
Investment Income:
Dividend income	$2,254,659	$—	$90,445	$514,391
Interest income	2,187	7,421	104	325
Total investment income	2,256,846	7,421	90,549	514,716
Expenses:
Investment advisory fees (Note 6)	494,365	6,330	31,616	153,364
Licensing fees	175,773	2,089	19,741	41,152
Reports to shareholders	33,779	369	3,095	17,483
Administration fees	25,860	291	1,696	12,043
Professional fees	24,380	1,486	6,116	15,494
Management service fees (Note 6)	21,972	253	1,405	10,224
Accounting fees	15,263	171	3,854	7,108
Custody fees	14,244	368	1,529	6,649
Transfer agent fees	9,581	210	2,952	5,044
Exchange listing fees	3,247	—	2,520	3,148
Trustees' fees and expenses	3,078	24	175	1,448
Pricing fees	2,772	394	2,660	2,761
Insurance fees	2,639	—	261	952
Offering fees	—	1,196	—	—
Other	2,712	7	220	1,300
Total Expenses	829,665	13,188	77,840	278,170
Less: Reimbursement of expenses from Adviser (Note 6)	(115,583)	(4,326)	(32,173)	(99,245)
Net Expenses	714,082	8,862	45,667	178,925
Net investment income (loss)	1,542,764	(1,441)	44,882	335,791
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	16,200,185	—	331,500	(1,339,185)
In-kind redemptions	216,979	—	202,468	1,940,080
Futures contracts	—	(119,100)	—	—
Net realized gain (loss) on investment securities, in-kind redemptions and futures contracts	16,417,164	(119,100)	533,968	600,895
Change in net unrealized appreciation (depreciation) on: Investment securities	4,084,678	—	1,206,336	15,132,576
Futures contracts	—	(98,871)	—	—
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	4,084,678	(98,871)	1,206,336	15,132,576
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and futures contracts	20,501,842	(217,971)	1,740,304	15,733,471
Net increase (decrease) in net assets resulting from operations	$22,044,606	$(219,412)	$1,785,186	$16,069,262

1  Represents the period from March 30, 2017 (commencement of operations) to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
59

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Zacks MLP High Income Index Shares	Direxion Daily Consumer Staples Bear 1X Shares[1]	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily Energy Bear 1X Shares
Investment Income:
Dividend income	$121,731	$—	$—	$—
Interest income	1,521	3,927	187,497	2,255
Total investment income	123,252	3,927	187,497	2,255
Expenses:
Investment advisory fees (Note 6)	219,644	2,667	243,232	1,756
Licensing fees	36,607	4,767	14,317	7,439
Professional fees	19,412	5,390	16,264	6,488
Reports to shareholders	13,166	1,621	9,148	74
Administration fees	8,799	176	9,551	118
Accounting fees	7,550	147	5,637	70
Management service fees (Note 6)	7,322	152	8,108	101
Transfer agent fees	7,196	657	4,795	1,039
Custody fees	4,952	486	5,219	533
Pricing fees	2,691	1,907	2,769	2,701
Exchange listing fees	2,520	—	4,367	2,480
Insurance fees	994	—	1,327	33
Trustees' fees and expenses	969	52	1,248	16
Interest expense	—	—	731	—
Offering fees	—	3,866	—	—
Excise tax	—	—	—	195
Other	866	31	1,326	16
Total Expenses	332,688	21,919	328,039	23,059
Recoupment of expenses to Adviser (Note 6)	—	—	5,904	—
Less: Reimbursement of expenses from Adviser (Note 6)	(94,740)	(18,490)	(8,903)	(20,606)
Net Expenses	237,948	3,429	325,040	2,453
Net investment income (loss), before income taxes	(114,696)	498	(137,543)	(198)
Current tax expense	(1,308)	—	—	—
Net investment income (loss)	(116,004)	498	(137,543)	(198)
Net realized and unrealized gain (loss) on investments:
Net realized loss on: Investment securities	(1,247,994)	—	—	—
Swap contracts	—	(31,474)	(858,986)	(55,907)
Net realized loss on investment securities and swap contracts	(1,247,994)	(31,474)	(858,986)	(55,907)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,914,649	—	—	—
Swap contracts	—	(128,428)	(1,678,063)	43,703
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	4,914,649	(128,428)	(1,678,063)	43,703
Net realized and unrealized gain (loss) on investment securities and swap contracts	3,666,655	(159,902)	(2,537,049)	(12,204)
Net increase (decrease) in net assets resulting from operations	$3,550,651	$(159,404)	$(2,674,592)	$(12,402)

1  Represents the period from January 5, 2017 (commencement of operations) to April 30, 2017.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
60

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Financial Bear 1X Shares	Direxion Daily Gold Miners Index Bear 1X Shares	Direxion Daily MSCI European Financials Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares
Investment Income:
Interest income	$4,677	$5,233	$6,908	$88,179
Total investment income	4,677	5,233	6,908	88,179
Expenses:
Licensing fees	7,439	9,918	—	10,130
Professional fees	6,535	6,555	6,583	11,250
Investment advisory fees (Note 6)	3,259	4,125	5,429	68,741
Pricing fees	2,701	2,974	2,974	2,797
Exchange listing fees	2,480	1,026	1,026	1,805
Transfer agent fees	1,088	1,111	1,143	3,254
Custody fees	620	174	698	1,959
Administration fees	220	280	367	4,645
Management service fees (Note 6)	186	236	310	3,928
Excise tax	178	88	20	1,235
Reports to shareholders	143	2,251	2,912	6,412
Accounting fees	130	165	—	2,742
Insurance fees	34	36	—	688
Trustees' fees and expenses	32	42	—	668
Interest expense	—	123	—	—
Other	34	42	987	168
Total Expenses	25,079	29,146	22,449	120,422
Less: Reimbursement of expenses from Adviser (Note 6)	(20,711)	(23,631)	(15,449)	(30,805)
Net Expenses	4,368	5,515	7,000	89,617
Net investment income (loss)	309	(282)	(92)	(1,438)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Swap contracts	(256,335)	220,771	(549,301)	(1,488,537)
Net realized gain (loss) on swap contracts	(256,335)	220,771	(549,301)	(1,488,537)
Change in net unrealized appreciation (depreciation) on: Swap contracts	(145,615)	(107,195)	(108,654)	(3,614,199)
Change in net unrealized depreciation on swap contracts	(145,615)	(107,195)	(108,654)	(3,614,199)
Net realized and unrealized gain (loss) on swap contracts	(401,950)	113,576	(657,955)	(5,102,736)
Net increase (decrease) in net assets resulting from operations	$(401,641)	$113,294	$(658,047)	$(5,104,174)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
61

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily S&P Biotech Bear 1X Shares	Direxion Daily Technology Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Utilities Bear 1X Shares[1]
Investment Income:
Interest income	$12,293	$4,583	$6,793	$3,921
Total investment income	12,293	4,583	6,793	3,921
Expenses:
Investment advisory fees (Note 6)	9,574	3,322	5,527	2,675
Professional fees	6,693	6,492	6,569	5,389
Exchange listing fees	4,324	2,480	2,567	—
Pricing fees	2,978	2,701	2,785	1,907
Licensing fees	1,706	7,439	18,793	4,767
Transfer agent fees	1,264	1,054	1,133	657
Custody fees	919	443	670	486
Reports to shareholders	757	127	3,653	1,621
Administration fees	648	223	373	177
Management service fees (Note 6)	547	190	316	153
Interest expense	481	—	—	—
Accounting fees	383	132	220	148
Trustees' fees and expenses	98	25	50	52
Insurance fees	91	34	47	—
Offering fees	—	—	—	3,866
Excise tax	—	175	—	—
Other	116	17	67	31
Total Expenses	30,579	24,854	42,770	21,929
Less: Reimbursement of expenses from Adviser (Note 6)	(17,788)	(20,407)	(35,664)	(18,489)
Net Expenses	12,791	4,447	7,106	3,440
Net investment income (loss)	(498)	136	(313)	481
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Swap contracts	(207,139)	(138,873)	7,156	(46,375)
Net realized gain (loss) on swap contracts	(207,139)	(138,873)	7,156	(46,375)
Change in net unrealized appreciation (depreciation) on: Swap contracts	(1,229,542)	(179,844)	15,944	(126,196)
Change in net unrealized appreciation (depreciation) on swap contracts	(1,229,542)	(179,844)	15,944	(126,196)
Net realized and unrealized gain (loss) on swap contracts	(1,436,681)	(318,717)	23,100	(172,571)
Net increase (decrease) in net assets resulting from operations	$(1,437,179)	$(318,581)	$22,787	$(172,090)

1  Represents the period from January 5, 2017 (commencement of operations) to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
62

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
Investment Income:
Dividend income	$—	$—	$31,905	$16,632
Interest income	3,174	12,407	3,964	8,656
Total investment income	3,174	12,407	35,869	25,288
Expenses:
Licensing fees	16,718	16,790	1,462	12,835
Professional fees	6,501	6,910	6,711	6,656
Reports to shareholders	3,415	4,379	1,392	1,228
Pricing fees	2,735	2,785	2,744	2,744
Exchange listing fees	2,567	2,567	2,565	2,565
Investment advisory fees (Note 6)	2,498	10,290	16,451	13,683
Transfer agent fees	1,055	1,442	1,305	1,244
Custody fees	618	818	649	739
Administration fees	169	696	862	717
Management service fees (Note 6)	143	588	731	608
Accounting fees	99	411	509	424
Trustees' fees and expenses	22	126	111	92
Insurance fees	20	170	103	82
Interest expense	—	33	260	96
Excise tax	—	—	—	495
Other	41	209	123	102
Total Expenses	36,601	48,214	35,978	44,310
Less: Reimbursement of expenses from Adviser (Note 6)	(33,389)	(34,942)	(17,440)	(28,515)
Less: Investment advisory fees waived (Note 6)	—	—	(5,483)	(4,561)
Net Expenses	3,212	13,272	13,055	11,234
Net investment income (loss)	(38)	(865)	22,814	14,054
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	—	939,104	889,644
Swap contracts	(41,850)	719,987	328,080	454,817
Net realized gain (loss) on investment securities and swap contracts	(41,850)	719,987	1,267,184	1,344,461
Change in net unrealized appreciation (depreciation) on: Investment securities	—	—	(173,621)	(233,741)
Swap contracts	67,895	(10,468)	(20,104)	66,751
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	67,895	(10,468)	(193,725)	(166,990)
Net realized and unrealized gain on investment securities and swap contracts	26,045	709,519	1,073,459	1,177,471
Net increase in net assets resulting from operations	$26,007	$708,654	$1,096,273	$1,191,525

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
63

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI China Internet Index Bull 2X Shares[1]	Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily High Yield Bear 2X Shares
Investment Income:
Dividend income	$14,650	$6,617	$—	$—
Interest income	116,719	4,120	4,605	10,333
Total investment income	131,369	10,737	4,605	10,333
Expenses:
Investment advisory fees (Note 6)	205,874	9,164	7,961	13,665
Professional fees	13,679	6,922	6,520	6,655
Reports to shareholders	10,623	5,646	497	615
Licensing fees	9,679	2,467	1,911	14,513
Administration fees	6,484	288	250	540
Management service fees (Note 6)	5,490	244	212	456
Custody fees	3,926	673	562	626
Interest expense	3,879	39	1,344	—
Accounting fees	3,827	232	148	317
Transfer agent fees	3,761	1,024	1,079	1,223
Pricing fees	2,744	2,961	3,077	2,973
Exchange listing fees	2,565	1,233	4,367	1,805
Trustees' fees and expenses	913	65	31	84
Insurance fees	898	—	27	83
Offering fees	—	4,945	—	—
Excise tax	—	215	—	—
Other	999	41	49	31
Total Expenses	275,341	36,159	28,035	43,586
Recoupment of expenses to Adviser (Note 6)	60	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(10,749)	(24,298)	(16,606)	(25,366)
Less: Investment advisory fees waived (Note 6)	—	—	(1,593)	—
Net Expenses	264,652	11,861	9,836	18,220
Net investment loss	(133,283)	(1,124)	(5,231)	(7,887)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(77,260)	—	—	—
In-kind redemptions	(5,163)	—	—	—
Swap contracts	3,116,660	624,669	756,223	(754,960)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	3,034,237	624,669	756,223	(754,960)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	87,376	—	—
Swap contracts	(1,319,927)	7,259	(336,746)	205,368
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(1,319,927)	94,635	(336,746)	205,368
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,714,310	719,304	419,477	(549,592)
Net increase (decrease) in net assets resulting from operations	$1,581,027	$718,180	$414,246	$(557,479)

1  Represents the period from November 2, 2016 (commencement of operations) to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
64

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily MSCI European Financials Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Silver Miners Index Bear 2X Shares
Investment Income:
Dividend income	$—	$8,678	$—	$—
Interest income	6,270	4,196	6,427	6,028
Total investment income	6,270	12,874	6,427	6,028
Expenses:
Investment advisory fees (Note 6)	10,048	8,619	10,731	11,010
Professional fees	6,565	6,566	6,548	6,571
Pricing fees	2,974	2,745	2,973	2,973
Reports to shareholders	2,330	836	2,495	2,606
Transfer agent fees	1,133	1,136	1,112	1,132
Exchange listing fees	1,026	2,565	1,026	1,026
Custody fees	705	906	689	693
Licensing fees	—	1,035	4,358	1,454
Administration fees	395	408	335	350
Management service fees (Note 6)	335	345	286	293
Interest expense	288	1,086	—	1,999
Accounting fees	—	240	198	207
Trustees' fees and expenses	—	53	36	55
Insurance fees	—	47	43	21
Excise tax	—	9,601	—	—
Other	1,039	134	39	48
Total Expenses	26,838	36,322	30,869	30,438
Recoupment of expenses to Adviser (Note 6)	—	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(13,153)	(15,292)	(17,276)	(14,493)
Less: Investment advisory fees waived (Note 6)	—	—	(2,146)	(2,202)
Net Expenses	13,685	21,030	11,447	13,743
Net investment loss	(7,415)	(8,156)	(5,020)	(7,715)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(584)	158,786	—	—
In-kind redemptions	—	—	23,720	—
Swap contracts	1,122,016	473,162	(920,496)	239,948
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,121,432	631,948	(896,776)	239,948
Change in net unrealized appreciation (depreciation) on: Investment securities	73,800	(2,538)	(116,484)	—
Swap contracts	(898)	134,863	69,040	(390,717)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	72,902	132,325	(47,444)	(390,717)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,194,334	764,273	(944,220)	(150,769)
Net increase (decrease) in net assets resulting from operations	$1,186,919	$756,117	$(949,240)	$(158,484)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
65

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

Direxion Daily Small Cap Bull 2X Shares
Investment Income:
Dividend income	$3,094
Interest income	3,995
Total investment income	7,089
Expenses:
Licensing fees	12,841
Investment advisory fees (Note 6)	6,544
Professional fees	6,530
Pricing fees	2,746
Exchange listing fees	2,565
Interest expense	1,379
Transfer agent fees	1,095
Custody fees	682
Reports to shareholders	665
Administration fees	309
Management service fees (Note 6)	262
Accounting fees	182
Trustees' fees and expenses	38
Insurance fees	33
Other	52
Total Expenses	35,923
Less: Reimbursement of expenses from Adviser (Note 6)	(26,691)
Net Expenses	9,232
Net investment loss	(2,143)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	226,400
Swap contracts	909,533
Net realized gain on investment securities and swap contracts	1,135,933
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,481)
Swap contracts	(318,737)
Change in net unrealized depreciation on investment securities and swap contracts	(364,218)
Net realized and unrealized gain on investment securities and swap contracts	771,715
Net increase in net assets resulting from operations	$769,572

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
66

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares[2]		Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	For the Period March 30, 2017[1] through April 30, 2017 (Unaudited)
Operations:
Net investment income (loss)	$1,542,764	$2,548,935	$(1,441)
Net realized gain (loss) on investment securities, in-kind redemptions and futures contracts	16,417,164	11,354,667	(119,100)
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	4,084,678	(5,792,667)	(98,871)
Net increase (decrease) in net assets resulting from operations	22,044,606	8,110,935	(219,412)
Distributions to shareholders:
Net investment income	(1,820,395)	(2,272,540)	—
Net realized gains	(8,071,814)	—	—
Total distributions	(9,892,209)	(2,272,540)	—
Capital share transactions:
Proceeds from shares sold	62,984,983	86,659,416	15,001,054
Cost of shares redeemed	(7,957,638)	(53,746,988)	—
Transaction fees	—	2,586	500
Net increase in net assets resulting from capital transactions	55,027,345	32,915,014	15,001,554
Total increase in net assets	67,179,742	38,753,409	14,782,142
Net assets:
Beginning of year/period	173,550,826	134,797,417	—
End of year/period	$240,730,568	$173,550,826	$14,782,142
Undistributed (Accumulated) net investment income (loss) at end of year/period	$41,689	$319,320	$(1,441)
Changes in shares outstanding
Shares outstanding, beginning of year/period	4,700,218	3,800,218	—
Shares sold	1,600,000	2,400,000	600,001
Shares repurchased	(200,000)	(1,500,000)	—
Shares outstanding, end of year/period	6,100,218	4,700,218	600,001

1  Commencement of investment operations.

2  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
67

Statements of Changes in Net Assets

	Direxion iBillionaire Index ETF		Direxion NASDAQ-100® Equal Weighted Index Shares[1]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$44,882	$177,843	$335,791	$803,252
Net realized gain (loss) on investment securities and in-kind redemptions	533,968	(1,680,368)	600,895	(28,592)
Change in net unrealized appreciation (depreciation) on investment securities	1,206,336	1,984,462	15,132,576	(69,701)
Net increase in net assets resulting from operations	1,785,186	481,937	16,069,262	704,959
Distributions to shareholders:
Net investment income	(147,630)	(169,193)	(335,066)	(775,916)
Net realized gains	—	(67,240)	—	—
Total distributions	(147,630)	(236,433)	(335,066)	(775,916)
Capital share transactions:
Proceeds from shares sold	—	—	40,167,933	30,316,107
Cost of shares redeemed	(2,575,695)	(12,250,995)	(10,527,632)	(31,400,198)
Net increase (decrease) in net assets resulting from capital transactions	(2,575,695)	(12,250,995)	29,640,301	(1,084,091)
Total increase (decrease) in net assets	(938,139)	(12,005,491)	45,374,497	(1,155,048)
Net assets:
Beginning of year/period	14,874,512	26,880,003	83,589,368	84,744,416
End of year/period	$13,936,373	$14,874,512	$128,963,865	$83,589,368
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(47,365)	$55,383	$28,061	$27,336
Changes in shares outstanding
Shares outstanding, beginning of year/period	600,000	1,100,000	2,500,002	2,600,002
Shares sold	—	—	1,100,000	900,000
Shares repurchased	(100,000)	(500,000)	(300,000)	(1,000,000)
Shares outstanding, end of year/period	500,000	600,000	3,300,002	2,500,002

1  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
68

Statements of Changes in Net Assets

	Direxion Zacks MLP High Income Index Shares		Direxion Daily Consumer Staples Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	For the Period January 5, 2017[1] through April 30, 2017 (Unaudited)
Operations:
Net investment income (loss)	$(116,004)	$171,246	$498
Net realized loss on investment securities and swap contracts	(1,247,994)	(28,708,318)	(31,474)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	4,914,649	16,400,232	(128,428)
Net increase (decrease) in net assets resulting from operations	3,550,651	(12,136,840)	(159,404)
Distributions to shareholders:
Return of capital	(3,160,000)	(5,180,000)	—
Total distributions	(3,160,000)	(5,180,000)	—
Capital share transactions:
Proceeds from shares sold	13,760,885	25,623,195	2,500,025
Cost of shares redeemed	—	(18,763,400)	—
Net increase in net assets resulting from capital transactions	13,760,885	6,859,795	2,500,025
Total increase (decrease) in net assets	14,151,536	(10,457,045)	2,340,621
Net assets:
Beginning of year/period	64,038,852	74,495,897	—
End of year/period	$78,190,388	$64,038,852	$2,340,621
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(53,049)	$62,955	$498
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,550,000	3,200,000	—
Shares sold	700,000	1,400,000	100,001
Shares repurchased	—	(1,050,000)	—
Shares outstanding, end of year/period	4,250,000	3,550,000	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
69

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bear 1X Shares		Direxion Daily Energy Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period April 7, 2016[1] through October 31, 2016
Operations:
Net investment loss	$(137,543)	$(759,624)	$(198)	$(2,681)
Net realized loss on swap contracts	(858,986)	(4,656,734)	(55,907)	(360,020)
Change in net unrealized appreciation (depreciation) on swap contracts	(1,678,063)	637,117	43,703	1,206
Net decrease in net assets resulting from operations	(2,674,592)	(4,779,241)	(12,402)	(361,495)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	32,360,684	111,360,970	—	2,500,025
Cost of shares redeemed	(22,505,708)	(167,311,349)	—	(1,060,151)
Transaction fees	11,253	86,226	—	106
Net increase (decrease) in net assets resulting from capital transactions	9,866,229	(55,864,153)	—	1,439,980
Total increase (decrease) in net assets	7,191,637	(60,643,394)	(12,402)	1,078,485
Net assets:
Beginning of year/period	86,765,398	147,408,792	1,078,485	—
End of year/period	$93,957,035	$86,765,398	$1,066,083	$1,078,485
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(714,067)	$(576,524)	$4,789	$4,987
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,100,000	3,250,000	50,001	—
Shares sold	800,000	2,500,000	—	100,001
Shares repurchased	(550,000)	(3,650,000)	—	(50,000)
Shares outstanding, end of year/period	2,350,000	2,100,000	50,001	50,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
70

Statements of Changes in Net Assets

	Direxion Daily Financial Bear 1X Shares		Direxion Daily Gold Miners Index Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	For the Period April 7, 2016[1] through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period July 27, 2016[1] through October 31, 2016
Operations:
Net investment income (loss)	$309	$(2,968)	$(282)	$(1,213)
Net realized gain (loss) on swap contracts	(256,335)	(130,009)	220,771	182,941
Change in net unrealized appreciation (depreciation) on swap contracts	(145,615)	(125,906)	(107,195)	82,942
Net increase (decrease) in net assets resulting from operations	(401,641)	(258,883)	113,294	264,670
Distributions to shareholders:
Net realized gains	—	—	(275,741)	—
Total distributions	—	—	(275,741)	—
Capital share transactions:
Proceeds from shares sold	—	2,500,025	4,422,883	2,500,025
Cost of shares redeemed	—	—	(4,351,279)	—
Transaction fees	—	—	435	—
Net increase in net assets resulting from capital transactions	—	2,500,025	72,039	2,500,025
Total increase (decrease) in net assets	(401,641)	2,241,142	(90,408)	2,764,695
Net assets:
Beginning of year/period	2,241,142	—	2,764,695	—
End of year/period	$1,839,501	$2,241,142	$2,674,287	$2,764,695
Undistributed net investment income at end of year/period	$4,862	$4,553	$764	$1,046
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	—	100,001	—
Shares sold	—	100,001	150,000	100,001
Shares repurchased	—	—	(150,000)	—
Shares outstanding, end of year/period	100,001	100,001	100,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
71

Statements of Changes in Net Assets

	Direxion Daily MSCI European Financials Bear 1X Shares		Direxion Daily S&P 500® Bear 1X Shares[2]
	Six Months Ended April 30, 2017 (Unaudited)	For the Period August 10, 2016[1] through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period June 8, 2016[1] through October 31, 2016
Operations:
Net investment income (loss)	$(92)	$(1,554)	$(1,438)	$27,794
Net realized loss on swap contracts	(549,301)	(103,276)	(1,488,537)	(868,755)
Change in net unrealized appreciation (depreciation) on swap contracts	(108,654)	(162,880)	(3,614,199)	548,064
Net decrease in net assets resulting from operations	(658,047)	(267,710)	(5,104,174)	(292,897)
Distributions to shareholders:
Capital share transactions:
Proceeds from shares sold	—	3,730,747	3,626,508	53,406,513
Cost of shares redeemed	—	—	(7,521,025)	(5,960,991)
Transaction fees	—	—	752	596
Net increase (decrease) in net assets resulting from capital transactions	—	3,730,747	(3,893,765)	47,446,118
Total increase (decrease) in net assets	(658,047)	3,463,037	(8,997,939)	47,153,221
Net assets:
Beginning of year/period	3,463,037	—	47,153,221	—
End of year/period	$2,804,990	$3,463,037	$38,155,282	$47,153,221
Undistributed net investment income at end of year/period	$421	$513	$30,077	$31,515
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	1,200,001	—
Shares sold	—	150,001	100,000	1,350,001
Shares repurchased	—	—	(200,000)	(150,000)
Shares outstanding, end of year/period	150,001	150,001	1,100,001[3]	1,200,001[4]

1  Commencement of investment operations.

2  Effective May 1, 2017, the Fund had a 1:2 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:2 stock split.

3  937,000 shares representing $16,256,950 of net assets are owned by the Direxion Daily S&P 500® Bear 3X Shares, an affiliated Fund managed by the Adviser.

4  947,000 shares representing $18,608,550 of net assets were owned by the Direxion Daily S&P 500® Bear 3X Shares, an affiliated Fund managed by the Adviser.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
72

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bear 1X Shares		Direxion Daily Technology Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	For the Period December 3, 2015[1] through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period April 7, 2016[1] through October 31, 2016
Operations:
Net investment income (loss)	$(498)	$(20,644)	$136	$(3,052)
Net realized loss on swap contracts	(207,139)	(645,164)	(138,873)	(136,751)
Change in net unrealized appreciation (depreciation) on swap contracts	(1,229,542)	1,055,124	(179,844)	(59,296)
Net increase (decrease) in net assets resulting from operations	(1,437,179)	389,316	(318,581)	(199,099)
Distributions to shareholders:
Net realized gains	(432,327)	—	—	—
Total distributions	(432,327)	—	—	—
Capital share transactions:
Proceeds from shares sold	5,678,818	8,778,746	2,285,242	2,500,025
Cost of shares redeemed	(7,289,978)	(2,574,435)	(1,134,374)	(1,151,239)
Transaction fees	729	257	113	115
Net increase (decrease) in net assets resulting from capital transactions	(1,610,431)	6,204,568	1,150,981	1,348,901
Total increase (decrease) in net assets	(3,479,937)	6,593,884	832,400	1,149,802
Net assets:
Beginning of year/period	6,593,884	—	1,149,802	—
End of year/period	$3,113,947	$6,593,884	$1,982,202	$1,149,802
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(498)	$—	$4,605	$4,469
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	50,001	—
Shares sold	150,000	200,001	100,000	100,001
Shares repurchased	(200,000)	(50,000)	(50,000)	(50,000)
Shares outstanding, end of year/period	100,001	150,001	100,001	50,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
73

Statements of Changes in Net Assets

	Direxion Daily Total Bond Market Bear 1X Shares		Direxion Daily Utilities Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	For the Period January 5, 2017[1] through April 30, 2017 (Unaudited)
Operations:
Net investment income (loss)	$(313)	$(15,136)	$481
Net realized gain (loss) on swap contracts	7,156	(134,435)	(46,375)
Change in net unrealized appreciation (depreciation) on swap contracts	15,944	(1,932)	(126,196)
Net increase (decrease) in net assets resulting from operations	22,787	(151,503)	(172,090)
Distributions to shareholders:	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	2,500,025
Cost of shares redeemed	—	—	—
Net increase in net assets resulting from capital transactions	—	—	2,500,025
Total increase (decrease) in net assets	22,787	(151,503)	2,327,935
Net assets:
Beginning of year/period	3,124,537	3,276,040	—
End of year/period	$3,147,324	$3,124,537	$2,327,935
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(12,088)	$(11,775)	$481
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	100,001	—
Shares sold	—	—	100,001
Shares repurchased	—	—	—
Shares outstanding, end of year/period	100,001	100,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
74

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bear 1X Shares		Direxion Daily 20+ Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(38)	$(6,705)	$(865)	$(62,088)
Net realized gain (loss) on swap contracts	(41,850)	(57,072)	719,987	(1,731,769)
Change in net unrealized appreciation (depreciation) on swap contracts	67,895	(25,173)	(10,468)	256,464
Net increase (decrease) in net assets resulting from operations	26,007	(88,950)	708,654	(1,537,393)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	—	—	(7,469,960)	(1,030,403)
Transaction fees	—	—	747	104
Net decrease in net assets resulting from capital transactions	—	—	(7,469,213)	(1,030,299)
Total increase (decrease) in net assets	26,007	(88,950)	(6,760,559)	(2,567,692)
Net assets:
Beginning of year/period	1,391,165	1,480,115	12,026,211	14,593,903
End of year/period	$1,417,172	$1,391,165	$5,265,652	$12,026,211
Accumulated net investment loss at end of year/period	$(5,237)	$(5,199)	$(48,023)	$(47,158)
Changes in shares outstanding
Shares outstanding, beginning of year/period	50,001	50,001	600,001	650,001
Shares sold	—	—	—	—
Shares repurchased	—	—	(350,000)	(50,000)
Shares outstanding, end of year/period	50,001	50,001	250,001	600,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
75

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 1.25X Shares		Direxion Daily Small Cap Bull 1.25X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$22,814	$119,475	$14,054	$34,385
Net realized gain (loss) on investment securities and swap contracts	1,267,184	(583,795)	1,344,461	(67,518)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(193,725)	227,068	(166,990)	315,735
Net increase (decrease) in net assets resulting from operations	1,096,273	(237,252)	1,191,525	282,602
Distributions to shareholders:	—	—	—	—
Net investment income	—	(121,850)	—	(21,763)
Return of capital	—	(2,726)	—	—
Total distributions	—	(124,576)	—	(21,763)
Capital share transactions:
Proceeds from shares sold	—	14,194,413	—	3,691,510
Cost of shares redeemed	—	(8,466,648)	—	—
Transaction fees	—	847	—	—
Net increase in net assets resulting from capital transactions	—	5,728,612	—	3,691,510
Total increase in net assets	1,096,273	5,366,784	1,191,525	3,952,349
Net assets:
Beginning of year/period	6,689,740	1,322,956	5,210,895	1,258,546
End of year/period	$7,786,013	$6,689,740	$6,402,420	$5,210,895
Undistributed net investment income at end of year/period	$22,814	$—	$26,676	$12,622
Changes in shares outstanding
Shares outstanding, beginning of year/period	250,000	50,000	200,000	50,000
Shares sold	—	550,000	—	150,000
Shares repurchased	—	(350,000)	—	—
Shares outstanding, end of year/period	250,000	250,000	200,000	200,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
76

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bull 2X Shares		Direxion Daily CSI China Internet Index Bull 2X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	For the Period November 2, 2016[1] through April 30, 2017 (Unaudited)
Operations:
Net investment loss	$(133,283)	$(491,759)	$(1,124)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	3,034,237	(7,360,812)	624,669
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(1,319,927)	1,798,711	94,635
Net increase (decrease) in net assets resulting from operations	1,581,027	(6,053,860)	718,180
Distributions to shareholders:	—	—	—
Capital share transactions:
Proceeds from shares sold	5,465,786	63,897,710	2,500,025
Cost of shares redeemed	(14,259,018)	(60,594,501)	—
Transaction fees	1,427	9,869	—
Net increase (decrease) in net assets resulting from capital transactions	(8,791,805)	3,313,078	2,500,025
Total increase (decrease) in net assets	(7,210,778)	(2,740,782)	3,218,205
Net assets:
Beginning of year/period	60,227,507	62,968,289	—
End of year/period	$53,016,729	$60,227,507	$3,218,205
Accumulated net investment loss at end of year/period	$(521,221)	$(387,938)	$(1,124)
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,250,000	2,900,000	—
Shares sold	300,000	3,650,000	100,001
Shares repurchased	(750,000)	(3,300,000)	—
Shares outstanding, end of year/period	2,800,000	3,250,000	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
77

Statements of Changes in Net Assets

	Direxion Daily Cyber Security & IT Bull 2X Shares		Direxion Daily High Yield Bear 2X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period June 16, 2016[1] through October 31, 2016
Operations:
Net investment loss	$(5,231)	$(15,089)	$(7,887)	$(11,749)
Net realized gain (loss) on swap contracts	756,223	(1,049,608)	(754,960)	(263,308)
Change in net unrealized appreciation (depreciation) on swap contracts	(336,746)	438,516	205,368	(491,117)
Net increase (decrease) in net assets resulting from operations	414,246	(626,181)	(557,479)	(766,174)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	1,004,015	6,278,563
Cost of shares redeemed	—	(1,345,817)	(2,011,637)	—
Transaction fees	—	269	402	—
Net increase (decrease) in net assets resulting from capital transactions	—	(1,345,548)	(1,007,220)	6,278,563
Total increase (decrease) in net assets	414,246	(1,971,729)	(1,564,699)	5,512,389
Net assets:
Beginning of year/period	1,878,046	3,849,775	5,512,389	—
End of year/period	$2,292,292	$1,878,046	$3,947,690	$5,512,389
Accumulated net investment loss at end of year/period	$(15,936)	$(10,705)	$(7,887)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	50,000	100,000	250,001	—
Shares sold	—	—	50,000	250,001
Shares repurchased	—	(50,000)	(100,000)	—
Shares outstanding, end of year/period	50,000	50,000	200,001	250,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
78

Statements of Changes in Net Assets

	Direxion Daily MSCI European Financials Bull 2X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Six Months Ended April 30, 2017 (Unaudited)	For the Period July 27, 2016[1] through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(7,415)	$(4,625)	$(8,156)	$(23,237)
Net realized gain on investment securities and swap contracts	1,121,432	521,390	631,948	1,915,704
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	72,902	73,973	132,325	(1,692,411)
Net increase in net assets resulting from operations	1,186,919	590,738	756,117	200,056
Distributions to shareholders:
Net realized gains	(278,921)	—	(400,001)	—
Total distributions	(278,921)	—	(400,001)	—
Capital share transactions:
Proceeds from shares sold	—	5,502,819	2,044,457	1,395,537
Cost of shares redeemed	—	(3,059,309)	(1,887,120)	(9,995,483)
Transaction fees	—	612	378	1,999
Net increase (decrease) in net assets resulting from capital transactions	—	2,444,122	157,715	(8,597,947)
Total increase (decrease) in net assets	907,998	3,034,860	513,831	(8,397,891)
Net assets:
Beginning of year/period	3,034,860	—	2,996,369	11,394,260
End of year/period	$3,942,858	$3,034,860	$3,510,200	$2,996,369
Accumulated net investment loss at end of year/period	$(7,415)	$—	$(8,156)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,001	—	83,236	333,236
Shares sold	—	200,001	50,000	50,000
Shares repurchased	—	(100,000)	(50,000)	(300,000)
Shares outstanding, end of year/period	100,001	100,001	83,236	83,236

1  Commencement of investment operations.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
79

Statements of Changes in Net Assets

	Direxion Daily Silver Miners Index Bull 2X Shares		Direxion Daily Silver Miners Index Bear 2X Shares
	Six Months Ended April 30, 2017 (Unaudited)	For the Period September 8, 2016[1] through October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period September 8, 2016[1] through October 31, 2016
Operations:
Net investment loss	$(5,020)	$(1,797)	$(7,715)	$(2,766)
Net realized gain (loss) on in-kind redemptions and swap contracts	(896,776)	(573,506)	239,948	411,594
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(47,444)	(465,302)	(390,717)	472,378
Net increase (decrease) in net assets resulting from operations	(949,240)	(1,040,605)	(158,484)	881,206
Distributions to shareholders:
Net realized gains	—	—	(314,299)	—
Total distributions	—	—	(314,299)	—
Capital share transactions:
Proceeds from shares sold	2,574,889	3,513,409	—	5,835,719
Cost of shares redeemed	(618,119)	—	(1,384,049)	(3,428,949)
Transaction fees	62	—	277	686
Net increase (decrease) in net assets resulting from capital transactions	1,956,832	3,513,409	(1,383,772)	2,407,456
Total increase (decrease) in net assets	1,007,592	2,472,804	(1,856,555)	3,288,662
Net assets:
Beginning of year/period	2,472,804	—	3,288,662	—
End of year/period	$3,480,396	$2,472,804	$1,432,107	$3,288,662
Accumulated net investment loss at end of year/period	$(5,020)	$—	$(7,715)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	—	100,001	—
Shares sold	200,000	150,001	—	200,001
Shares repurchased	(50,000)	—	(50,000)	(100,000)
Shares outstanding, end of year/period	300,001	150,001	50,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
80

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 2X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(2,143)	$(1,716)
Net realized gain (loss) on investment securities and swap contracts	1,135,933	(300,756)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(364,218)	376,022
Net increase in net assets resulting from operations	769,572	73,550

Distributions to shareholders:	—	—

Net realized gains	—	(63,165)
Total distributions	—	(63,165)
Capital share transactions:
Proceeds from shares sold	—	—
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital transactions	—	—
Total increase in net assets	769,572	10,385
Net assets:
Beginning of year/period	2,043,632	2,033,247
End of year/period	$2,813,204	$2,043,632
Accumulated net investment loss at end of year/period	$(2,143)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	66,644	66,644
Shares sold	—	—
Shares repurchased	—	—
Shares outstanding, end of year/period	66,644	66,644

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
81

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4,5]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion All Cap Insider Sentiment Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$36.93	$0.27	$0.27	$4.07	$4.34	$(0.32)	$(1.49)	$—	$(1.81)	$39.46	11.87%	$240,731	0.65%	0.76%	1.40%	0.65%	0.76%	1.40%	456%
For the Year Ended October 31, 2016	$35.47	0.60	0.60	1.40	2.00	(0.54)	—	—	(0.54)	$36.93	5.66%	$173,551	0.65%	0.77%	1.66%	0.65%	0.77%	1.66%	890%
For the Year Ended October 31, 2015	$33.36	0.34	0.34	2.05	2.39	(0.28)	—	—	(0.28)	$35.47	7.16%	$134,797	0.65%	0.78%	0.97%	0.65%	0.78%	0.97%	827%
For the Year Ended October 31, 2014	$27.73	0.40	0.41	5.56	5.96	(0.33)	—	—	(0.33)	$33.36	21.60%	$30,024	0.66%	0.91%	1.33%	0.65%	0.91%	1.34%	835%
For the Year Ended October 31, 2013	$22.20	0.44	0.44	6.26	6.70	(0.40)	(0.77)	—	(1.17)	$27.73	31.35%	$5,545	0.65%	1.69%	1.77%	0.65%	1.69%	1.77%	920%
For the Period December 8, 2011[7] through October 31, 2012	$20.00	0.14	0.14	2.24	2.38	(0.18)	—	—	(0.18)	$22.20	11.94%	$4,440	0.65%	2.20%	0.72%	0.65%	2.19%	0.72%	620%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Period March 30, 2017[7] through April 30, 2017	$25.00	0.00[8]	0.00[8]	(0.36)	(0.36)	—	—	—	—	$24.64	(1.44)%	$14,782	0.70%	1.04%	(0.11)%	0.70%	1.04%	(0.11)%	0%
Direxion iBillionaire Index ETF
For the Six Months Ended April 30, 2017 (Unaudited)	$24.79	0.08	0.08	3.25	3.33	(0.25)	—	—	(0.25)	$27.87	13.52%	$13,936	0.65%	1.11%	0.64%	0.65%	1.11%	0.64%	81%
For the Year Ended October 31, 2016	$24.44	0.22	0.22	0.40	0.62	(0.20)	(0.07)	—	(0.27)	$24.79	2.55%	$14,875	0.65%	1.01%	0.89%	0.65%	1.01%	0.89%	120%
For the Year Ended October 31, 2015	$25.39	0.12	0.12	(0.95)	(0.83)	(0.10)	(0.02)	—	(0.12)	$24.44	(3.31)%	$26,880	0.65%	1.02%	0.46%	0.65%	1.02%	0.46%	162%
For the Period August 1, 2014[7] through October 31, 2014	$25.00	0.04	0.04	0.39	0.43	(0.04)	—	—	(0.04)	$25.39	1.71%	$34,278	0.65%	1.13%	0.67%	0.65%	1.13%	0.67%	18%
Direxion NASDAQ-100® Equal Weighted Index Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$33.44	0.12	0.12	5.63	5.75	(0.11)	—	—	(0.11)	$39.08	17.26%	$128,964	0.35%	0.54%	0.66%	0.35%	0.54%	0.66%	16%
For the Year Ended October 31, 2016	$32.60	0.35	0.35	0.83	1.18	(0.34)	—	—	(0.34)	$33.44	3.68%	$83,589	0.35%	0.55%	1.11%	0.35%	0.55%	1.11%	35%
For the Year Ended October 31, 2015	$30.69	0.30	0.30	1.90	2.20	(0.29)	—	—	(0.29)	$32.60	7.16%	$84,744	0.35%	0.52%	0.91%	0.35%	0.52%	0.91%	50%
For the Year Ended October 31, 2014	$25.58	0.32	0.32	5.11	5.43	(0.32)	—	—	(0.32)	$30.69	21.35%	$33,755	0.35%	0.62%	1.16%	0.35%	0.61%	1.17%	80%
For the Year Ended October 31, 2013	$18.60	0.19	0.19	6.98	7.17	(0.19)	—	—	(0.19)	$25.58	38.72%	$7,672	0.35%	1.58%	0.84%	0.35%	1.58%	0.84%	34%
For the Period March 21, 2012[7] through October 31, 2012	$20.00	0.14	0.14	(1.38)	(1.24)	(0.16)	—	—	(0.16)	$18.60	(6.24)%	$1,860	0.35%	2.88%	1.21%	0.35%	2.88%	1.21%	17%
Direxion Zacks MLP High Income Index Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$18.04	(0.03)	(0.03)	1.19	1.16	(0.80)	—	—	(0.80)	$18.40	6.48%	$78,190	0.65%[9]	0.91%	(0.31)%	0.65%	0.91%	(0.31)%	41%
For the Year Ended October 31, 2016	$23.28	0.05	(0.05)	(3.69)	(3.64)	—	—	(1.60)	(1.60)	$18.04	(15.11)%	$64,039	0.65%[9]	0.99%	(0.27)%	0.65%	0.99%	(0.27)%	151%
For the Year Ended October 31, 2015	$40.24	(0.02)	0.02	(14.03)	(14.05)	—	—	(2.91)	(2.91)	$23.28	(36.20)%	$74,496	0.65%[9]	0.89%	0.07%	0.65%	0.89%	0.07%	171%
For the Period January 23, 2014[7] through October 31, 2014	$40.00	(0.08)	(0.14)	2.39	2.31	—	—	(2.07)	(2.07)	$40.24	5.73%	$54,328	0.65%[9]	1.23%	(0.43)%	0.65%	1.23%	(0.43)%	92%
Direxion Daily Consumer Staples Bear 1X Shares
For the Period January 5, 2017[7] through April 30, 2017	$25.00	0.00[8]	0.00[8]	(1.59)	(1.59)	—	—	—	—	$23.41	(6.36)%	$2,341	0.45%	2.88%	0.07%	0.45%	2.88%	0.07%	0%
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$41.32	(0.07)	(0.07)	(1.27)	(1.34)	—	—	—	—	$39.98	(3.24)%	$93,957	0.80%	0.81%	(0.34)%	0.80%	0.81%	(0.34)%	0%
For the Year Ended October 31, 2016	$45.36	(0.29)	(0.29)	(3.75)	(4.04)	—	—	—	—	$41.32	(8.91)%	$86,765	0.81%	0.84%	(0.66)%	0.80%	0.83%	(0.65)%	0%
For the Period June 17, 2015[7] through October 31, 2015	$40.00	(0.14)	(0.14)	5.50	5.36	—	—	—	—	$45.36	13.40%	$147,409	0.80%	0.84%	(0.76)%	0.80%	0.83%	(0.76)%	0%
Direxion Daily Energy Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$21.57	0.00[8]	0.00[8]	(0.25)	(0.25)	—	—	—	—	$21.32	(1.16)%	$1,066	0.49%	4.60%	(0.04)%	0.45%	4.56%	(0.00)%[10]	0%
For the Period April 7, 2016[7] through October 31, 2016	$25.00	(0.03)	(0.03)	(3.40)	(3.43)	—	—	—	—	$21.57	(13.72)%	$1,078	0.45%	4.11%	(0.23)%	0.45%	4.11%	(0.23)%	0%
Direxion Daily Financial Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$22.41	0.00[8]	0.00[8]	(4.02)	(4.02)	—	—	—	—	$18.39	(17.94)%	$1,840	0.47%	2.69%	0.03%	0.45%	2.67%	0.05%	0%
For the Period April 7, 2016[7] through October 31, 2016	$25.00	(0.03)	(0.03)	(2.56)	(2.59)	—	—	—	—	$22.41	(10.36)%	$2,241	0.45%	3.70%	(0.22)%	0.45%	3.70%	(0.22)%	0%
Direxion Daily Gold Miners Index Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$27.65	0.00[8]	0.00[8]	0.93	0.93	—	(1.84)	—	(1.84)	$26.74	2.19%	$2,674	0.47%	2.47%	(0.03)%	0.45%	2.45%	(0.01)%	0%
For the Period July 27, 2016[7] through October 31, 2016	$25.00	(0.01)	(0.01)	2.66	2.65	—	—	—	—	$27.65	10.60%	$2,765	0.45%	4.17%	(0.18)%	0.45%	4.17%	(0.18)%	0%
Direxion Daily MSCI European Financials Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$23.09	0.00[8]	0.00[8]	(4.39)	(4.39)	—	—	—	—	$18.70	(19.01)%	$2,805	0.45%	1.45%	—%	0.45%	1.45%	(0.00)%[10]	0%
For the Period August 10, 2016[7] through October 31, 2016	$25.00	(0.01)	(0.01)	(1.90)	(1.91)	—	—	—	—	$23.09	(7.64)%	$3,463	0.45%	3.26%	(0.20)%	0.45%	3.26%	(0.20)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
82

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4,5]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion Daily S&P 500® Bear 1X Shares[12]
For the Six Months Ended April 30, 2017 (Unaudited)	$39.30	$0.00[8]	$0.00[8]	$(4.61)	$(4.61)	$—	$—	$—	$—	$34.69	(11.76)%	$38,155	0.46%	0.62%	(0.01)%	0.45%	0.61%	(0.00)%[10]	0%
For the Period June 8, 2016[7] through October 31, 2016	$40.00	0.02	0.02	(0.72)	(0.70)	—	—	—	—	$39.30	(1.75)%	$47,153	0.09%	0.66%	0.17%	0.09%	0.66%	0.17%	0%
Direxion Daily S&P Biotech Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$43.96	0.00[8]	0.00[8]	(11.09)	(11.09)	—	(1.73)	—	(1.73)	$31.14	(25.85)%	$3,114	0.47%	1.12%	(0.02)%	0.45%	1.10%	(0.00)%[10]	0%
For the Period December 3, 2015[7] through October 31, 2016	$40.00	(0.14)	(0.12)	4.10	3.96	—	—	—	—	$43.96	9.90%	$6,594	0.50%	1.26%	(0.34)%	0.45%	1.21%	(0.29)%	0%
Direxion Daily Technology Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$23.00	0.00[8]	0.00[8]	(3.18)	(3.18)	—	—	—	—	$19.82	(13.83)%	$1,982	0.47%	2.62%	0.01%	0.45%	2.60%	0.03%	0%
For the Period April 7, 2016[7] through October 31, 2016	$25.00	(0.03)	(0.03)	(1.97)	(2.00)	—	—	—	—	$23.00	(8.00)%	$1,150	0.45%	3.69%	(0.23)%	0.45%	3.69%	(0.23)%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$31.25	0.00[8]	0.00[8]	0.22	0.22	—	—	—	—	$31.47	0.70%	$3,147	0.45%	2.71%	(0.02)%	0.45%	2.71%	(0.02)%	0%
For the Year Ended October 31, 2016	$32.76	(0.15)	(0.15)	(1.36)	(1.51)	—	—	—	—	$31.25	(4.61)%	$3,125	0.63%	2.38%	(0.47)%	0.63%	2.38%	(0.47)%	0%
For the Year Ended October 31, 2015	$33.73	(0.21)	(0.21)	(0.76)	(0.97)	—	—	—	—	$32.76	(2.88)%	$3,276	0.65%	2.34%	(0.62)%	0.65%	2.34%	(0.62)%	0%
For the Year Ended October 31, 2014	$35.52	(0.22)	(0.22)	(1.57)	(1.79)	—	—	—	—	$33.73	(5.04)%	$3,373	0.65%	1.25%	(0.65)%	0.65%	1.25%	(0.65)%	0%
For the Year Ended October 31, 2013	$35.48	(0.23)	(0.23)	0.27	0.04	—	—	—	—	$35.52	0.11%	$8,879	0.65%	1.53%	(0.65)%	0.65%	1.53%	(0.65)%	0%
For the Year Ended October 31, 2012	$37.48	(0.24)	(0.24)	(1.76)	(2.00)	—	—	—	—	$35.48	(5.34)%	$8,869	0.65%	0.92%	(0.65)%	0.65%	0.92%	(0.65)%	0%
Direxion Daily Utilities Bear 1X Shares
For the Period January 5, 2017[7] through April 30, 2017	$25.00	0.00[8]	0.00[8]	(1.72)	(1.72)	—	—	—	—	$23.28	(6.88)%	$2,328	0.45%	2.87%	0.06%	0.45%	2.87%	0.06%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$27.82	0.00[8]	0.00[8]	0.52	0.52	—	—	—	—	$28.34	1.87%	$1,417	0.45%	5.13%	(0.01)%	0.45%	5.13%	(0.01)%	0%
For the Year Ended October 31, 2016	$29.60	(0.13)	(0.13)	(1.65)	(1.78)	—	—	—	—	$27.82	(6.01)%	$1,391	0.63%	4.14%	(0.47)%	0.63%	4.14%	(0.47)%	0%
For the Year Ended October 31, 2015	$31.42	(0.19)	(0.19)	(1.63)	(1.82)	—	—	—	—	$29.60	(5.79)%	$1,480	0.65%	3.24%	(0.62)%	0.65%	3.24%	(0.62)%	0%
For the Year Ended October 31, 2014	$33.38	(0.21)	(0.21)	(1.75)	(1.96)	—	—	—	—	$31.42	(5.87)%	$1,571	0.65%	3.85%	(0.65)%	0.65%	3.85%	(0.65)%	0%
For the Year Ended October 31, 2013	$32.80	(0.22)	(0.22)	0.80	0.58	—	—	—	—	$33.38	1.77%	$1,669	0.65%	4.34%	(0.65)%	0.65%	4.34%	(0.65)%	0%
For the Year Ended October 31, 2012	$35.36	(0.22)	(0.22)	(2.34)	(2.56)	—	—	—	—	$32.80	(7.24)%	$1,640	0.65%	2.76%	(0.65)%	0.65%	2.76%	(0.65)%	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$20.04	0.00[8]	0.00[8]	1.02	1.02	—	—	—	—	$21.06	5.09%	$5,266	0.45%	1.64%	(0.03)%	0.45%	1.64%	(0.03)%	0%
For the Year Ended October 31, 2016	$22.45	(0.10)	(0.10)	(2.31)	(2.41)	—	—	—	—	$20.04	(10.73)%	$12,026	0.63%	0.96%	(0.48)%	0.63%	0.96%	(0.48)%	0%
For the Year Ended October 31, 2015	$24.61	(0.14)	(0.14)	(2.02)	(2.16)	—	—	—	—	$22.45	(8.78)%	$14,594	0.65%	0.95%	(0.62)%	0.65%	0.95%	(0.62)%	0%
For the Year Ended October 31, 2014	$28.83	(0.18)	(0.18)	(4.04)	(4.22)	—	—	—	—	$24.61	(14.64)%	$8,613	0.65%	1.21%	(0.65)%	0.65%	1.21%	(0.65)%	0%
For the Year Ended October 31, 2013	$26.63	(0.18)	(0.18)	2.38	2.20	—	—	—	—	$28.83	8.26%	$8,648	0.65%	1.59%	(0.65)%	0.65%	1.59%	(0.65)%	0%
For the Year Ended October 31, 2012	$30.24	(0.18)	(0.18)	(3.43)	(3.61)	—	—	—	—	$26.63	(11.94)%	$2,663	0.65%	2.55%	(0.65)%	0.65%	2.55%	(0.65)%	0%
Direxion Daily S&P 500® Bull 1.25X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$26.76	0.09	0.09	4.29	4.38	—	—	—	—	$31.14	16.37%	$7,786	0.36%	0.99%	0.62%	0.35%	0.98%	0.63%	237%
For the Year Ended October 31, 2016	$26.46	0.51	0.52	0.70	1.21	(0.89)	—	(0.02)	(0.91)	$26.76	4.74%	$6,690	0.39%	1.16%	1.97%	0.35%	1.12%	2.01%	50%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.20	0.20	1.36	1.56	(0.10)	—	—	(0.10)	$26.46	6.23%	$1,323	0.43%	2.34%	0.91%	0.43%	2.34%	0.91%	0%
Direxion Daily Small Cap Bull 1.25X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$26.05	0.07	0.07	5.89	5.96	—	—	—	—	$32.01	22.88%	$6,402	0.37%	1.46%	0.46%	0.35%	1.44%	0.48%	225%
For the Year Ended October 31, 2016	$25.17	0.27	0.27	0.79	1.06	(0.18)	—	—	(0.18)	$26.05	4.23%	$5,211	0.35%	2.28%	1.08%	0.35%	2.28%	1.08%	35%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.10	0.10	0.07	0.17	—	—	—	—	$25.17	0.68%	$1,259	0.43%	4.38%	0.46%	0.43%	4.38%	0.46%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$18.53	(0.05)	(0.04)	0.45	0.40	—	—	—	—	$18.93	2.16%	$53,017	0.96%	1.00%	(0.48)%	0.95%	0.99%	(0.47)%	3,650%
For the Year Ended October 31, 2016	$21.71	(0.15)	(0.15)	(3.03)	(3.18)	—	—	—	—	$18.53	(14.65)%	$60,228	0.96%	1.01%	(0.81)%	0.95%	1.00%	(0.80)%	2,606%
For the Period April 16, 2015[7] through October 31, 2015	$40.00	(0.13)	(0.13)	(18.16)	(18.29)	—	—	—	—	$21.71	(45.73)%	$62,968	0.95%	1.09%	(0.93)%	0.95%	1.09%	(0.93)%	1,592%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Period November 2, 2016[7] through April 30, 2017	$25.00	(0.01)	(0.01)	7.19	7.18	—	—	—	—	$32.18	28.72%	$3,218	0.97%	2.96%	(0.09)%	0.95%	2.94%	(0.07)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
83

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4,5]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion Daily Cyber Security & IT Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$37.56	$(0.10)	$(0.08)	$8.39	$8.29	$—	$—	$—	$—	$45.85	22.07%	$2,292	0.93%	2.64%	(0.50)%	0.80%	2.51%	(0.37)%	0%
For the Year Ended October 31, 2016	$38.50	(0.23)	(0.22)	(0.71)	(0.94)	—	—	—	—	$37.56	(2.44)%	$1,878	0.82%	2.78%	(0.70)%	0.80%	2.76%	(0.68)%	0%
For the Period September 16, 2015[7] through October 31, 2015	$40.00	(0.04)	(0.04)	(1.46)	(1.50)	—	—	—	—	$38.50	(3.75)%	$3,850	0.80%	5.78%	(0.78)%	0.80%	5.78%	(0.78)%	0%
Direxion Daily High Yield Bear 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$22.05	(0.04)	(0.04)	(2.27)	(2.31)	—	—	—	—	$19.74	(10.48)%	$3,948	0.80%	1.91%	(0.35)%	0.80%	1.91%	(0.35)%	0%
For the Period June 16, 2016[7] through October 31, 2016	$25.00	(0.05)	(0.05)	(2.90)	(2.95)	—	—	—	—	$22.05	(11.80)%	$5,512	0.80%	2.32%	(0.56)%	0.80%	2.32%	(0.56)%	0%
Direxion Daily MSCI European Financials Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$30.35	(0.07)	(0.07)	11.94	11.87	—	(2.79)	—	(2.79)	$39.43	41.32%	$3,943	0.82%	1.61%	(0.45)%	0.80%	1.59%	(0.43)%	0%
For the Period July 27, 2016[7] through October 31, 2016	$25.00	(0.04)	(0.04)	5.39	5.35	—	—	—	—	$30.35	21.40%	$3,035	0.80%	3.32%	(0.59)%	0.80%	3.32%	(0.59)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$36.00	(0.09)	0.03	9.26	9.17	—	(3.00)	—	(3.00)	$42.17	26.35%	$3,510	1.22%	2.11%	(0.47)%	0.60%	1.49%	0.15%	212%
For the Year Ended October 31, 2016	$34.19	(0.15)	(0.14)	1.96	1.81	—	—	—	—	$36.00	5.29%	$2,996	0.64%	1.33%	(0.44)%	0.60%	1.29%	(0.40)%	419%
For the Year Ended October 31, 2015	$33.58	(0.21)	(0.21)	2.28	2.07	(0.50)	(0.96)	—	(1.46)	$34.19	6.81%	$11,394	0.60%	0.92%	(0.59)%	0.60%	0.92%	(0.59)%	208%
For the Period May 28, 2014[7] through October 31, 2014	$30.00	0.18	0.18	3.40	3.58	—	—	—	—	$33.58	11.92%	$31,336	0.60%	0.93%	1.34%	0.60%	0.93%	1.34%	91%
Direxion Daily Silver Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$16.49	(0.02)	(0.02)	(4.87)	(4.89)	—	—	—	—	$11.60	(29.65)%	$3,480	0.80%	2.16%	(0.35)%	0.80%	2.16%	(0.35)%	0%
For the Period September 8, 2016[7] through October 31, 2016	$25.00	(0.01)	(0.01)	(8.50)	(8.51)	—	—	—	—	$16.49	(34.04)%	$2,473	0.80%	5.84%	(0.48)%	0.80%	5.84%	(0.48)%	0%
Direxion Daily Silver Miners Index Bear 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$32.89	(0.09)	(0.06)	(1.02)	(1.11)	—	(3.14)	—	(3.14)	$28.64	(7.06)%	$1,432	0.94%	2.08%	(0.53)%	0.80%	1.94%	(0.39)%	0%
For the Period September 8, 2016[7] through October 31, 2016	$25.00	(0.03)	(0.03)	7.92	7.89	—	—	—	—	$32.89	31.56%	$3,289	0.80%	4.40%	(0.55)%	0.80%	4.40%	(0.55)%	0%
Direxion Daily Small Cap Bull 2X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$30.66	(0.03)	(0.01)	11.58	11.55	—	—	—	—	$42.21	37.67%	$2,813	0.71%	2.75%	(0.17)%	0.60%	2.64%	(0.06)%	135%
For the Year Ended October 31, 2016	$30.51	(0.03)	(0.02)	1.13	1.10	—	(0.95)	—	(0.95)	$30.66	3.79%	$2,044	0.63%	3.47%	(0.09)%	0.60%	3.44%	(0.06)%	0%
For the Year Ended October 31, 2015	$31.73	(0.17)	(0.16)	(0.65)	(0.82)	—	(0.40)	—	(0.40)	$30.51	(2.54)%	$2,033	0.61%	1.52%	(0.49)%	0.60%	1.51%	(0.48)%	289%
For the Period July 29, 2014[7] through October 31, 2014	$30.00	(0.05)	(0.05)	1.78	1.73	—	—	—	—	$31.73	5.76%	$4,230	0.60%	2.86%	(0.60)%	0.60%	2.86%	(0.60)%	503%

1  Net investment income (loss) per share represents net investment income dividend by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.

3  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4  For periods less than a year, these ratios are annualized.

5  Net expenses include effects of any reimbursement or recoupment.

6  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

7  Commencement of investment operations.

8  Between $(0.005) and $0.005.

9  This ratio excludes current and deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio for the years ended October 31, 2014, October 31, 2015, October 31, 2016 and six months ended April 30, 2017 would be 1.63%, 0.39%, 2.41% and 0.65%, respectively.

10  Less than (0.005)%.

11  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

12  Effective May 1, 2017, the Fund had a 1:2 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:2 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
84

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 80 separate series (each, a "Fund" and together the "Funds"). 29 of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily Consumer Staples Bear 1X Shares
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion iBillionaire Index ETF	Direxion Daily Energy Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Financial Bear 1X Shares
Direxion Zacks MLP High Income Index Shares	Direxion Daily Gold Miners Index Bear 1X Shares
Direxion Daily MSCI European Financials Bear 1X Shares
Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily S&P Biotech Bear 1X Shares
Direxion Daily Technology Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares
Direxion Daily Utilities Bear 1X Shares
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Bull Funds
Direxion Daily S&P 500® Bull 1.25X Shares
Direxion Daily Small Cap Bull 1.25X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares
Direxion Daily Cyber Security & IT Bull 2X Shares
Direxion Daily High Yield Bear 2X Shares
Direxion Daily MSCI European Financials Bull 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Silver Miners Index Bull 2X Shares	Direxion Daily Silver Miners Index Bear 2X Shares
Direxion Daily Small Cap Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds, with the exception of the Direxion All Cap Insider Sentiment Shares, Direxion iBillionaire Index ETF, Direxion NASDAQ-100® Equal Weighted Index Shares and Direxion Zacks MLP High Income Index Shares, are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 125% or 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.
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The Direxion Auspice Broad Commodity Strategy ETF is managed to track the performance of the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a long/flat commodities index. A long/flat approach allows the Fund to attempt to take advantage of higher commodity prices, and at the same time shift into a cash position of an individual commodity that shows a downward trend in price. The Fund primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. ("BCS Fund"), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the federal tax requirements applicable to regulated investment companies.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index	100%
Direxion iBillionaire Index ETF	iBillionaire Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Zacks MLP High Income Index Shares	Zacks MLP High Income Index	100%
Direxion Daily Consumer Staples Bear 1X Shares	Consumer Staples Select Sector Index	-100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily Energy Bear 1X Shares	Energy Select Sector Index	-100%
Direxion Daily Financial Bear 1X Shares	Financial Select Sector Index	-100%
Direxion Daily Gold Miners Index Bear 1X Shares	NYSE Acra Gold Miners Index	-100%
Direxion Daily MSCI European Financials Bear 1X Shares	MSCI Europe Financials Index	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily S&P Biotech Bear 1X Shares	S&P Biotechnology Select Industry Index	-100%
Direxion Daily Technology Bear 1X Shares	Technology Select Sector Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Bloomberg Barclays U.S. Aggregate Bond Index	-100%
Direxion Daily Utilities Bear 1X Shares	Utilities Select Sector Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	ICE U.S. Treasury 7-10 Year Bond Index(a)	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	ICE U.S. Treasury 20+ Year Bond Index(b)	-100%
Direxion Daily S&P 500® Bull 1.25X Shares	S&P 500® Index	125%
Direxion Daily Small Cap Bull 1.25X Shares	Russell 2000® Index	125%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily Cyber Security & IT Bull 2X Shares	ISE Cyber Security® Index	200%
Direxion Daily High Yield Bear 2X Shares	Bloomberg Barclays U.S. High Yield Very Liquid Index	-200%
Direxion Daily MSCI European Financials Bull 2X Shares	MSCI Europe Financials Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily Silver Miners Index Bull 2X Shares		200%
Direxion Daily Silver Miners Index Bear 2X Shares	Solactive Global Silver Miners Index	-200%
Direxion Daily Small Cap Bull 2X Shares	Russell 2000® Index	200%

(a)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bear 1X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index.

(b)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 20+ Year Treasury Bear 1X Shares changed from the NYSE 20 Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

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2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2017.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares and Direxion High Yield Bear 2X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter ("OTC") securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its

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entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities", as amended ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope recognize derivative instruments accounted for under ASC 815 (Derivatives and Hedging), to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds.

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The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2017 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$1,129,949	$—	$1,129,949[1]	$—
Direxion Daily Consumer Staples Bear 1X Shares	—	—	—	—	128,428	—	128,428[1]	—
Direxion Daily Technology Bear 1X Shares	—	—	—	—	162,080	—	162,080[1]	—
Direxion Daily Total Bond Market Bear 1X Shares	7,757	500	—	7,257	500	—	500[1]	—
Direxion Daily Utilities Bear 1X Shares	—	—	—	—	126,196	—	126,196[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	327,250	—	327,250[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	7,259	—	—	7,259	—	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	—	11,640	—	11,640[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	5,427	—	5,427[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: BNP Paribas

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$149,613	$—	$—	$149,613	$569,909	$149,613	$420,296[1]	$—
Direxion Daily Total Bond Market Bear 1X Shares	3,463	—	—	3,463	12,054	3,463	8,591[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	594,406	462,594	131,812[1]	—	462,594	—	462,594[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$62,241	$—	$62,241[1]	$—
Direxion Daily Gold Miners Index Bear 1X Shares	—	—	—	—	23,851	—	23,851[1]	—
Direxion Daily MSCI European Financials Bear 1X Shares	—	—	—	—	271,534	—	271,534[1]	—
Direxion Daily S&P Biotech Bear 1X Shares	—	—	—	—	81,527	—	81,527[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	375,258	—	270,000	105,258	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	653	—	653[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—	7,936	—	7,936[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Credit Suisse International

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$1,891,302	$—	$1,891,302[1]	$—
Direxion Daily Energy Bear 1X Shares	44,909	—	—	44,909	—	—	—	—
Direxion Daily Financial Bear 1X Shares	—	—	—	—	3,359	—	—	3,359
Direxion Daily Gold Miners Index Bear 1X Shares	—	—	—	—	402	—	402[1]	—
Direxion Daily S&P Biotech Bear 1X Shares	—	—	—	—	92,891	—	92,891[1]	—
Direxion Daily Technology Bear 1X Shares	—	—	—	—	77,060	—	77,060[1]	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	17,302	—	—	17,302	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	126,294	—	126,294[1]	—
Direxion Daily S&P 500® Bull 1.25X Shares	17,363	—	—	17,363	—	—	—	—
Direxion Daily Small Cap Bull 1.25X Shares	98,903	—	—	98,903	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	10,697	—	10,697[1]	—
Direxion Daily Cyber Security & IT Bull 2X Shares	36,590	—	—	36,590	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	428,812	—	260,000	168,812	—	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	—	—	339,443	—	339,443[1]	—
Direxion Daily Silver Miners Index Bear 2X Shares	—	—	—	—	84,162	—	84,162[1]	—
Direxion Daily Small Cap Bull 2X Shares	51,938	—	—	51,938		—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bear 1X Shares	$—	$—	$—	$—	$268,162	$—	$268,162[1]	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	15,202	—	15,202[1]	—
Direxion Daily High Yield Bear 2X Shares	—	—	—	—	285,749	—	285,749[1]	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	—	—	56,819	—	56,819[1]	—
Direxion Daily Silver Miners Index Bear 2X Shares	84,162	—	31,998	52,164	—	—	—	—
Direxion Daily Small Cap Bull 1.25X Shares	79	—	—	79	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Total Bond Market Bear 1X Shares	$—	$—	$—	$—	$3,166	$—	$3,166[1]	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	120,074	—	—	120,074	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 1X Shares	$—	$—	$—	$—	$3,066,135	$—	$3,066,135[1]	$—
Direxion Daily MSCI European Financials Bull 2X Shares	72,422	—	—	72,422	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. No Funds were invested in futures contracts as of the period ended April 30, 2017.

e) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the six months ended April 30, 2017.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering

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into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Direxion Auspice Broad Commodity Strategy ETF's investment objectives and policies specified in its prospectus and statement of additional information. As of April 30, 2017, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $14,782,142, of which $541,544, or approximately 4%, represented the Direxion Auspice Broad Commodity Strategy ETF's ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.

h) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investments in the subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives were held during the period ended April 30, 2017.

i) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

j) Federal Income Taxes – Each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes. No provision for federal income has been made by the Funds. Certain Funds paid excise taxes during the six months ended April 30, 2017.

The Direxion Zacks MLP High Income Index Shares intends to invest primarily in Master Limited Partnerships ("MLPs"), which generally are treated as qualified publicly traded partnerships for federal income tax purposes. As such, the Direxion Zacks MLP High Income Index Shares does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, but is taxed as a regular C-corporation. As a regular C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Fund from qualifying as a regulated investment company due to the Fund's concentration in MLPs. Currently, the maximum marginal regular federal income tax rate for a regular C-corporation is 35%. The Fund may be subject to a 20% Federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 37.40%, state and local tax, which is composed of a 35% marginal federal tax rate and an assumed 2.40% rate attributable to state taxes.

The Direxion Zacks MLP High Income Index Shares deferred tax expense is included in the Statement of Operations based on the component of income or gain (losses) to which the expenses relate. Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized.

The Direxion Zacks MLP High Income Index Shares recognizes in the financial statements the impact of a tax position, if that position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

k) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally

DIREXION SEMI-ANNUAL REPORT
94

comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Direxion Zacks MLP High Income Index Shares estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the year ended October 31, 2016, the Fund has estimated approximately 96% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2017 and October 31, 2016 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for federal income tax purposes.

	Period Ended April 30, 2017 (Unaudited)			Period Ended October 31, 2016
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$9,892,209	$—	$—	$2,272,540	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[10]	—	—	—	—	—	—
Direxion iBillionaire Index ETF	147,630	—	—	215,628	20,805	—
Direxion NASDAQ-100® Equal Weighted Index Shares	335,066	—	—	775,916	—	—
Direxion Zacks MLP High Income Index Shares	—	—	3,160,000	—	—	5,180,000
Direxion Daily Consumer Staples Bear 1X Shares[9]	—	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 1X Shares[2]	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT
95

	Period Ended April 30, 2017 (Unaudited)			Period Ended October 31, 2016
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Financial Bear 1X Shares[2]	$—	$—	$—	$—	$—	$—
Direxion Daily Gold Miners Index Bear 1X Shares[5]	275,741	—	—	—	—	—
Direxion Daily MSCI European Financials Bear 1X Shares[6]	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares[3]	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares[1]	432,327	—	—	—	—	—
Direxion Daily Technology Bear 1X Shares[2]	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Utilities Bear 1X Shares[9]	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	—	—	—	121,850	—	2,726
Direxion Daily Small Cap Bull 1.25X Shares	—	—	—	21,763	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares[8]	—	—	—	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	—	—	—
Direxion Daily High Yield Bear 2X Shares[4]	—	—	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares[5]	278,921	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	400,001	—	—	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares[7]	—	—	—	—	—	—
Direxion Daily Silver Miners Index Bear 2X Shares[7]	314,299	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	63,165	—	—

1  Commenced operations on December 3, 2015.

2  Commenced operations on April 7, 2016.

3  Commenced operations on June 8, 2016.

4  Commenced operations on June 16, 2016.

5  Commenced operations on July 27, 2016.

6  Commenced operations on August 10, 2016.

7  Commenced operations on September 8, 2016.

8  Commenced operations on November 2, 2016.

9  Commenced operations on January 5, 2017.

10  Commenced operations on March 30, 2017.

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96

At October 31, 2016, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$(2,421,419)	$8,391,130	$—	$—	$5,969,711
Direxion iBillionaire Index ETF	303,679	82,520	—	(2,131,961)	(1,745,762)
Direxion NASDAQ-100® Equal Weighted Index Shares	(1,743,127)	27,336	—	(2,380,055)	(4,095,846)
Direxion Daily CSI 300 China A Share Bear 1X Shares	(1,825,725)	—	—	(5,534,847)	(7,360,572)
Direxion Daily Energy Bear 1X Shares	1,206	4,987	—	(360,020)	(353,827)
Direxion Daily Financial Bear 1X Shares	(125,906)	4,553	—	(130,009)	(251,362)
Direxion Daily Gold Miners Index Bear 1X Shares	82,942	276,786	—	(92,799)	266,929
Direxion Daily MSCI European Financials Bear 1X Shares	(162,880)	513	—	(103,276)	(265,643)
Direxion Daily S&P 500® Bear 1X Shares	548,064	31,515	—	(868,755)	(289,176)
Direxion Daily S&P Biotech Bear 1X Shares	1,055,124	432,326	—	(1,232,652)	254,798
Direxion Daily Technology Bear 1X Shares	(59,296)	4,469	—	(136,751)	(191,578)
Direxion Daily Total Bond Market Bear 1X Shares	(20,444)	—	—	(2,588,459)	(2,608,903)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(65,795)	—	—	(851,237)	(917,032)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(115,826)	—	—	(4,565,749)	(4,681,575)
Direxion Daily S&P 500® Bull 1.25X Shares	247,294	—	—	(589,718)	(342,424)
Direxion Daily Small Cap Bull 1.25X Shares	265,972	12,622	—	(73,638)	204,956
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,609,124	—	—	(51,855,339)	(50,246,215)
Direxion Daily Cyber Security & IT Bull 2X Shares	361,696	—	—	(1,130,046)	(768,350)
Direxion Daily High Yield Bear 2X Shares	(491,117)	—	—	(263,308)	(754,425)
Direxion Daily MSCI European Financials Bull 2X Shares	73,973	278,920	—	(38,867)	314,026
Direxion Daily S&P 500® Bull 2X Shares	314,273	644,928	—	(56,556)	902,645
Direxion Daily Silver Miners Index Bull 2X Shares	(465,302)	—	—	(573,506)	(1,038,808)
Direxion Daily Silver Miners Index Bear 2X Shares	472,378	314,299	—	(215,595)	571,082
Direxion Daily Small Cap Bull 2X Shares	433,908	—	—	(300,756)	133,152

1  Other Accumulated Earnings (Losses) consist of capital loss carrover, qualified late year losses and wash sales on swap contracts.

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97

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$238,157,325	$5,935,261	$(3,480,447)	$2,454,814
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—
Direxion iBillionaire Index ETF	12,420,913	1,815,738	(301,982)	1,513,756
Direxion NASDAQ-100® Equal Weighted Index Shares	114,235,253	14,559,113	—	14,559,113
Direxion Daily Consumer Staples Bear 1X Shares	690,000	—	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	23,009,848	—	—	—
Direxion Daily Energy Bear 1X Shares	250,630	—	—	—
Direxion Daily Financial Bear 1X Shares	563,324	—	—	—
Direxion Daily Gold Miners Index Bear 1X Shares	724,808	—	—	—
Direxion Daily MSCI European Financials Bear 1X Shares	843,751	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	8,484,420	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares	915,577	—	—	—
Direxion Daily Technology Bear 1X Shares	650,791	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	754,168	—	—	—
Direxion Daily Utilities Bear 1X Shares	700,000	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	253,471	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	873,668	—	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	7,400,597	36,206	—	36,206
Direxion Daily Small Cap Bull 1.25X Shares	1,671,576	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	22,838,789	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	1,997,169	87,376	—	87,376
Direxion Daily Cyber Security & IT Bull 2X Shares	1,051,374	—	—	—
Direxion Daily High Yield Bear 2X Shares	1,888,848	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	2,978,766	73,800	—	73,800
Direxion Daily S&P 500® Bull 2X Shares	2,713,095	23,213	—	23,213
Direxion Daily Silver Miners Index Bull 2X Shares	2,670,463	—	(116,484)	(116,484)
Direxion Daily Silver Miners Index Bear 2X Shares	872,352	—	—	—
Direxion Daily Small Cap Bull 2X Shares	1,481,085	25,688	—	25,688

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2016.

DIREXION SEMI-ANNUAL REPORT
98

At October 31, 2016, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion iBillionaire Index ETF	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	(576,524)
Direxion Daily Energy Bear 1X Shares	—
Direxion Daily Financial Bear 1X Shares	—
Direxion Daily Gold Miners Index Bear 1X Shares	—
Direxion Daily MSCI European Financials Bear 1X Shares	—
Direxion Daily S&P 500® Bear 1X Shares	—
Direxion Daily S&P Biotech Bear 1X Shares	—
Direxion Daily Technology Bear 1X Shares	—
Direxion Daily Total Bond Market Bear 1X Shares	(11,775)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(5,199)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(47,158)
Direxion Daily S&P 500® Bull 1.25X Shares	—
Direxion Daily Small Cap Bull 1.25X Shares	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	(387,938)
Direxion Daily Cyber Security & IT Bull 2X Shares	(10,705)
Direxion Daily High Yield Bear 2X Shares	—
Direxion Daily MSCI European Financials Bull 2X Shares	—
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily Silver Miners Index Bull 2X Shares	—
Direxion Daily Silver Miners Index Bear 2X Shares	—
Direxion Daily Small Cap Bull 2X Shares	—

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Index Shares, may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2016, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Expiring 10/31/19	10/31/18	10/31/17	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—	$—
Direxion iBillionaire Index ETF	—	—	—	1,642,085	462,739
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—	1,202,859	1,177,196
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	1,152,347	—
Direxion Daily Energy Bear 1X Shares	—	—	—	348,088	—
Direxion Daily Financial Bear 1X Shares	—	—	—	44,741	—
Direxion Daily Gold Miners Index Bear 1X Shares	—	—	—	—	—
Direxion Daily MSCI European Financials Bear 1X Shares	—	—	—	2,670	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	868,755	—
Direxion Daily S&P Biotech Bear 1X Shares	—	—	—	—	—
Direxion Daily Technology Bear 1X Shares	—	—	—	95,677	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	—	—	2,405,997	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	—	—	643,115	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	—	—	2,394,675	—
Direxion Daily S&P 500® Bull 1.25X Shares	—	—	—	502,740	63,509

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Funds	Expiring 10/31/19	10/31/18	10/31/17	Unlimited ST	Unlimited LT
Direxion Daily Small Cap Bull 1.25X Shares	$—	$—	$—	$—	$37,207
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	24,974,540	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	1,040,100	—
Direxion Daily High Yield Bear 2X Shares	—	—	—	54,077	—
Direxion Daily MSCI European Financials Bull 2X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	—	—	—	11,601	—
Direxion Daily Silver Miners Index Bear 2X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	259,461	—

During the year ended October 31, 2016, the Direxion All Cap Insider Sentiment Shares utilized $646,693 of prior year capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2017, open Federal and state income tax years include the tax years ended October 31, 2014 through October 31, 2016. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Index Shares deferred tax asset as of April 30, 2017 are as follows:

Deferred tax assets:
Net operating loss carryforward	$1,254,493
Capital loss carryforward	17,093,139
Total deferred tax assets before valuation allowance	18,347,632
Valuation allowance	(14,784,782)
Total deferred tax assets after valuation allowance	3,562,850
Less: Deferred tax liability on net unrealized appreciation on investments	3,562,850
Net deferred tax asset	$—

As of October 31, 2016 a valuation allowance of $3,562,850 was deemed necessary, as Direxion Zacks MLP High Income Index Shares does not believe that there is an ability to realize this portion of the deferred tax asset through future taxable income.

The net operating loss carryforward and capital loss carryforward is available to offset future taxable income. The Direxion Zacks MLP High Income Index Shares has the following capital loss and net operating loss amounts:

Capital loss	Amount	Expiration
Fiscal year ended October 31, 2017	$875,776	October 31, 2022
Fiscal year ended October 31, 2016	$22,254,486	October 31, 2021
Fiscal year ended October 31, 2015	$22,098,027	October 31, 2020
Net operating loss	Amount	Expiration
Fiscal year ended October 31, 2017	$545,513	October 31, 2036
Fiscal year ended October 31, 2016	$2,802,539	October 31, 2037

DIREXION SEMI-ANNUAL REPORT
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For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Net operating losses may be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2036. Capital losses may be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2020.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment income/(loss) and realized and unrealized gains (losses) on investments before taxes for the period ended April 30, 2017 is as follows:

Income tax provision (benefit) at the federal statutory rate of 35%	$1,243,185
State income tax (benefit), net of federal benefit	85,419
Change in valuation allowance	(1,328,604)
Total tax expense	$—

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the year, the Direxion Zacks MLP High Income Index Shares re-evaluated its blended state income tax rate, decreasing the overall rate from 37.80% to 37.40% due to anticipated state apportionment of income and gains.

At April 30, 2017, the tax cost of investments, gross unrealized appreciation and depreciation of investments for federal income tax purposes of the Direxion Zacks MLP High Income Index Shares were as follows:

Tax cost of investments	$68,218,034
Gross unrealized appreciation	11,133,779
Gross unrealized depreciation	(1,435,977)
Net unrealized appreciation/(depreciation)	$9,697,802

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Benchmark Funds and Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the period ended April 30, 2017. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$998,164,843	$1,006,387,393	$62,981,580	$7,957,340
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)[3]	—	—	—	—

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Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion iBillionaire Index ETF	$11,309,297	$11,398,760	$—	$2,569,887
Direxion NASDAQ-100® Equal Weighted Index Shares	18,637,399	18,714,279	40,170,601	10,525,830
Direxion Zacks MLP High Income Index Shares	29,636,285	30,010,320	13,753,627	—
Direxion Daily Consumer Staples Bear 1X Shares[2]	—	—	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—
Direxion Daily Energy Bear 1X Shares	—	—	—	—
Direxion Daily Financial Bear 1X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bear 1X Shares	—	—	—	—
Direxion Daily MSCI European Financials Bear 1X Shares	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares	—	—	—	—
Direxion Daily Technology Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily Utilities Bear 1X Shares[2]	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	14,159,948	14,061,432	—	—
Direxion Daily Small Cap Bull 1.25X Shares	5,972,326	11,732,853	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	14,578,227	2,986,319	2,787,180	14,296,665
Direxion Daily CSI China Internet Index Bull 2X Shares[1]	630,544	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	—
Direxion Daily High Yield Bear 2X Shares	—	—	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	1,841,400	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	3,881,813	2,948,299	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	2,029,295	—	—	(629,770)
Direxion Daily Silver Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	1,086,792	1,260,838	—	—

1  Represents the period from November 2, 2016 (commencement of operations) to April 30, 2017.

2  Represents the period from January 5, 2017 (commencement of operations) to April 30, 2017.

3  Represents the period from March 30, 2017 (commencement of operations) to April 30, 2017.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2017.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion All Cap Insider Sentiment Shares	0.45%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion iBillionaire Index ETF	0.45%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Zacks MLP High Income Index Shares	0.60%
Direxion Daily Consumer Staples Bear 1X Shares	0.35%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily Energy Bear 1X Shares	0.35%
Direxion Daily Financial Bear 1X Shares	0.35%
Direxion Daily Gold Miners Index Bear 1X Shares	0.35%
Direxion Daily MSCI European Financials Bear 1X Shares	0.35%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily S&P Biotech Bear 1X Shares	0.35%
Direxion Daily Technology Bear 1X Shares	0.35%
Direxion Daily Total Bond Market Bear 1X Shares	0.35%

DIREXION SEMI-ANNUAL REPORT
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Direxion Daily Utilities Bear 1X Shares	0.35%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.35%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.35%
Direxion Daily S&P 500® Bull 1.25X Shares	0.45%
Direxion Daily Small Cap Bull 1.25X Shares	0.45%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily Cyber Security & IT Bull 2X Shares	0.75%
Direxion Daily High Yield Bear 2X Shares	0.60%
Direxion Daily MSCI European Financials Bull 2X Shares	0.60%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily Silver Miners Index Bull 2X Shares	0.75%
Direxion Daily Silver Miners Index Bear 2X Shares	0.75%
Direxion Daily Small Cap Bull 2X Shares	0.50%

The Adviser has agreed to waive the investment advisory fee for certain Funds at least until September 1, 2018. The fee waived is not subject to recoupment. The amount of the waiver is based on a Fund's average daily net assets multiplied by the following rates:

Direxion Daily S&P 500® Bull 1.25X Shares	0.15%
Direxion Daily Small Cap Bull 1.25X Shares	0.15%
Direxion Daily Cyber Security & IT Bull 2X Shares	0.15%
Direxion Daily Silver Miners Index Bull 2X Shares	0.15%
Direxion Daily Silver Miners Index Bear 2X Shares	0.15%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, each Fund pays the Adviser management service fees of 0.02% of its average daily net assets. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2018. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion All Cap Insider Sentiment Shares	0.65%
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.70%
Direxion iBillionaire Index ETF	0.65%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.35%
Direxion Zacks MLP High Income Index Shares	0.65%
Direxion Daily Consumer Staples Bear 1X Shares	0.45%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily Energy Bear 1X Shares	0.45%
Direxion Daily Financial Bear 1X Shares	0.45%
Direxion Daily Gold Miners Index Bear 1X Shares	0.45%
Direxion Daily MSCI European Financials Bear 1X Shares	0.45%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily S&P Biotech Bear 1X Shares	0.45%
Direxion Daily Technology Bear 1X Shares	0.45%
Direxion Daily Total Bond Market Bear 1X Shares	0.45%
Direxion Daily Utilities Bear 1X Shares	0.45%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.45%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.45%
Direxion Daily S&P 500® Bull 1.25X Shares	0.35%
Direxion Daily Small Cap Bull 1.25X Shares	0.35%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily Cyber Security & IT Bull 2X Shares	0.80%
Direxion Daily High Yield Bear 2X Shares	0.80%
Direxion Daily MSCI European Financials Bull 2X Shares	0.80%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily Silver Miners Index Bull 2X Shares	0.80%
Direxion Daily Silver Miners Index Bear 2X Shares	0.80%
Direxion Daily Small Cap Bull 2X Shares	0.60%

DIREXION SEMI-ANNUAL REPORT
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The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2017	October 31, 2018	October 31, 2019	October 31, 2020	Recoupment Amount
Direxion All Cap Insider Sentiment Shares	$—	$115,583	$59,039	$102,586	$180,393	$115,583	$457,601
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	4,326	—	—	—	4,326	4,326
Direxion iBillionaire Index ETF	—	32,173	37,316	125,027	71,524	32,173	266,040
Direxion NASDAQ-100® Equal Weighted Index Shares	—	99,245	69,093	120,583	144,620	99,245	433,541
Direxion Zacks MLP High Income Index Shares	—	94,740	117,292	185,339	194,584	94,740	591,955
Direxion Daily Consumer Staples Bear 1X Shares	—	18,490	—	—	—	18,490	18,490
Direxion Daily CSI 300 China A Share Bear 1X Shares	5,904	8,903	—	11,683	34,893	8,903	55,479
Direxion Daily Energy Bear 1X Shares	—	20,606	—	—	43,495	20,606	64,101
Direxion Daily Financial Bear 1X Shares	—	20,711	—	—	43,352	20,711	64,063
Direxion Daily Gold Miners Index Bear 1X Shares	—	23,631	—	—	25,586	23,631	49,217
Direxion Daily MSCI European Financials Bear 1X Shares	—	15,449	—	—	21,768	15,449	37,217
Direxion Daily S&P 500® Bear 1X Shares	—	30,805	—	—	84,579	30,805	115,384
Direxion Daily S&P Biotech Bear 1X Shares	—	17,788	—	—	46,481	17,788	64,269
Direxion Daily Technology Bear 1X Shares	—	20,407	—	—	43,398	20,407	63,805
Direxion Daily Total Bond Market Bear 1X Shares	—	35,664	56,138	56,052	55,654	35,664	203,508
Direxion Daily Utilities Bear 1X Shares	—	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	33,389	52,505	39,171	49,772	33,389	174,837
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	34,942	47,464	41,268	41,780	34,942	165,454
Direxion Daily S&P 500® Bull 1.25X Shares	—	17,440	—	38,184	37,466	17,440	93,090
Direxion Daily Small Cap Bull 1.25X Shares	—	28,515	—	69,044	57,037	28,515	154,596
Direxion Daily CSI 300 China A Share Bull 2X Shares	60	10,749	—	35,618	35,637	10,749	82,004
Direxion Daily CSI China Internet Index Bull 2X Shares	—	24,298	—	—	—	24,298	24,298
Direxion Daily Cyber Security & IT Bull 2X Shares	—	16,606	—	22,806	39,091	16,606	78,503
Direxion Daily High Yield Bear 2X Shares	—	25,366	—	—	31,818	25,366	57,184

DIREXION SEMI-ANNUAL REPORT
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			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2017	October 31, 2018	October 31, 2019	October 31, 2020	Recoupment Amount
Direxion Daily MSCI European Financials Bull 2X Shares	$—	$13,153	$—	$—	$19,735	$13,153	$32,888
Direxion Daily S&P 500® Bull 2X Shares	—	15,292	39,422	59,660	36,297	15,292	150,671
Direxion Daily Silver Miners Index Bull 2X Shares	—	17,276	—	—	18,253	17,276	35,529
Direxion Daily Silver Miners Index Bear 2X Shares	—	14,493	—	—	17,236	14,493	31,729
Direxion Daily Small Cap Bull 2X Shares	—	26,691	36,551	53,526	55,941	26,691	172,709

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2017:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$240,612,048	$—	$—	$240,612,048	$—	$—	$—	$—
Short Term Investments	91	—	—	91	—	—	—	—
Other Financial Instruments*	—	—	—	—	(98,871)	—	—	(98,871)
Cash Equivalents	279,675	—	—	279,675	14,233,925	—	—	14,233,925
	Direxion iBillionaire Index ETF				Direxion NASDAQ-100® Equal Weighted Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$13,889,806	$—	$—	$13,889,806	$128,793,587	$—	$—	$128,793,587
Short Term Investments	44,863	—	—	44,863	779	—	—	779
Cash Equivalents	—	—	—	—	196,685	—	—	196,685

DIREXION SEMI-ANNUAL REPORT
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	Direxion Zacks MLP High Income Index Shares				Direxion Daily Consumer Staples Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$77,802,901	$—	$—	$77,802,901	$—	$—	$—	$—
Short Term Investments	112,936	—	—	112,936	690,000	—	—	690,000
Other Financial Instruments*	—	—	—	—	—	(128,428)	—	(128,428)
Cash Equivalents					1,782,203	—	—	1,782,203
	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily Energy Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$23,009,848	$—	$—	$23,009,848	$250,630	$—	$—	$250,630
Other Financial Instruments*	—	(3,503,788)	—	(3,503,788)	—	44,909	—	44,909
Cash Equivalents	74,506,551	—	—	74,506,551	786,979	—	—	786,979
	Direxion Daily Financial Bear 1X Shares				Direxion Daily Gold Miners Index Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$563,324	$—	$—	$563,324	$724,808	$—	$—	$724,808
Other Financial Instruments*	—	(271,521)	—	(271,521)	—	(24,253)	—	(24,253)
Cash Equivalents	1,563,577	—	—	1,563,577	1,983,950	—	—	1,983,950
	Direxion Daily MSCI European Financials Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$843,751	$—	$—	$843,751	$8,484,420	$—	$—	$8,484,420
Other Financial Instruments*	—	(271,534)	—	(271,534)	—	(3,066,135)	—	(3,066,135)
Cash Equivalents	2,235,927	—	—	2,235,927	32,737,204	—	—	32,737,204
	Direxion Daily S&P Biotech Bear 1X Shares				Direxion Daily Technology Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$915,577	$—	$—	$915,577	$650,791	$—	$—	$650,791
Other Financial Instruments*	—	(174,418)	—	(174,418)	—	(239,140)	—	(239,140)
Cash Equivalents	2,375,766	—	—	2,375,766	1,587,762	—	—	1,587,762
	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily Utilities Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$754,168	$—	$—	$754,168	$700,000	$—	$—	$700,000
Other Financial Instruments*	—	(4,500)	—	(4,500)	—	(126,196)	—	(126,196)
Cash Equivalents	2,405,775	—	—	2,405,775	1,757,304	—	—	1,757,304
	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$253,471	$—	$—	$253,471	$873,668	$—	$—	$873,668
Other Financial Instruments*	—	2,100	—	2,100	—	(126,294)	—	(126,294)
Cash Equivalents	1,187,939	—	—	1,187,939	4,525,416	—	—	4,525,416
DIREXION SEMI-ANNUAL REPORT
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	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$7,404,800	$—	$—	$7,404,800	$—	$—	$—	$—
Short Term Investments	32,003	—	—	32,003	1,671,576	—	—	1,671,576
Other Financial Instruments*	—	17,363	—	17,363	—	98,982	—	98,982
Cash Equivalents	337,266	—	—	337,266	4,639,332	—	—	4,639,332
	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily CSI China Internet Index Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$717,920	$—	$—	$717,920
Short Term Investments	22,838,789	—	—	22,838,789	1,366,625	—	—	1,366,625
Other Financial Instruments*	—	289,197	—	289,197	—	7,259	—	7,259
Cash Equivalents	30,757,784	—	—	30,757,784	1,132,626	—	—	1,132,626
	Direxion Daily Cyber Security & IT Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,051,374	$—	$—	$1,051,374	$1,888,848	$—	$—	$1,888,848
Other Financial Instruments*	—	24,950	—	24,950	—	(285,749)	—	(285,749)
Cash Equivalents	1,218,957	—	—	1,218,957	2,353,893	—	—	2,353,893
	Direxion Daily MSCI European Financials Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$1,915,200	$—	$—	$1,915,200	$2,000,326	$—	$—	$2,000,326
Short Term Investments	1,137,366	—	—	1,137,366	735,982	—	—	735,982
Other Financial Instruments*	—	73,075	—	73,075	—	423,385	—	423,385
Cash Equivalents	815,772	—	—	815,772	614,663	—	—	614,663
	Direxion Daily Silver Miners Index Bull 2X Shares				Direxion Daily Silver Miners Index Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$1,306,761	$—	$—	$1,306,761	$—	$—	$—	$—
Short Term Investments	1,247,218	—	—	1,247,218	872,352	—	—	872,352
Other Financial Instruments*	—	(396,262)	—	(396,262)	—	81,661	—	81,661
Cash Equivalents	1,443,701	—	—	1,443,701	512,956	—	—	512,956
	Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$1,112,480	$—	$—	$1,112,480
Short Term Investments	394,293	—	—	394,293
Other Financial Instruments*	—	44,002	—	44,002
Cash Equivalents	1,266,339	—	—	1,266,339

DIREXION SEMI-ANNUAL REPORT
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For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2017. There were no Level 3 securities held by the Funds during the period ended April 30, 2017. It is the Funds' policy to recognize transfers between levels at the value as of the beginning of the period.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2017, certain Funds were invested in swap contracts. At April 30, 2017, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$149,613	$—	$149,613
Direxion Daily Energy Bear 1X Shares	44,909	—	44,909
Direxion Daily Total Bond Market Bear 1X Shares	—	11,220	11,220
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	17,302	17,302
Direxion Daily S&P 500® Bull 1.25X Shares	17,363	—	17,363
Direxion Daily Small Cap Bull 1.25X Shares	98,982	—	98,982
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,089,738	—	1,089,738
Direxion Daily CSI China Internet Index Bull 2X Shares	7,259	—	7,259
Direxion Daily Cyber Security & IT Bull 2X Shares	36,950	—	36,950
Direxion Daily MSCI European Financials Bull 2X Shares	73,075	—	73,075
Direxion Daily S&P 500® Bull 2X Shares	428,812	—	428,812
Direxion Daily Silver Miners Index Bear 2X Shares	84,162	—	84,162
Direxion Daily Small Cap Bull 2X Shares	51,938	—	51,938

Futures Contracts* Fund	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$79,464	$79,464

	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Consumer Staples Bear 1X Shares	$128,428	$—	$128,428
Direxion Daily CSI 300 China A Share Bear 1X Shares	3,653,401	—	3,653,401
Direxion Daily Financial Bear 1X Shares	271,521	—	271,521
Direxion Daily Gold Miners Index Bear 1X Shares	24,253	—	24,253
Direxion Daily MSCI European Financials Bear 1X Shares	271,534	—	271,534

DIREXION SEMI-ANNUAL REPORT
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	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 1X Shares	$3,066,135	$—	$3,066,135
Direxion Daily S&P Biotech Bear 1X Shares	174,418	—	174,418
Direxion Daily Technology Bear 1X Shares	239,140	—	239,140
Direxion Daily Total Bond Market Bear 1X Shares	—	15,720	15,720
Direxion Daily Utilities Bear 1X Shares	126,196	—	126,196
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	15,202	15,202
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	126,294	126,294
Direxion Daily CSI 300 China A Share Bull 2X Shares	800,541	—	800,541
Direxion Daily Cyber Security & IT Bull 2X Shares	11,640	—	11,640
Direxion Daily High Yield Bear 2X Shares	285,749	—	285,749
Direxion Daily S&P 500® Bull 2X Shares	5,427	—	5,427
Direxion Daily Silver Miners Index Bull 2X Shares	396,262	—	396,262
Direxion Daily Silver Miners Index Bear 2X Shares	2,501	—	2,501
Direxion Daily Small Cap Bull 2X Shares	7,936	—	7,936

Futures Contracts* Fund	Equity Risk	Interest Rate Risk	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$178,335	$178,335

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

*  Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day's variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended April 30, 2017, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$—	$(119,100)	$—	$—	$(98,871)
Direxion Daily Consumer Staples Bear 1X Shares	Swap Contracts	(31,474)	—	—	(128,428)	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	(858,986)	—	—	(1,678,063)	—	—
Direxion Daily Energy Bear 1X Shares	Swap Contracts	(55,907)	—	—	43,703	—	—
Direxion Daily Financial Bear 1X Shares	Swap Contracts	(256,335)	—	—	(145,615)	—	—
Direxion Daily Gold Miners Index Bear 1X Shares	Swap Contracts	220,771	—	—	(107,195)	—	—
Direxion Daily MSCI European Financials Bear 1X Shares	Swap Contracts	(549,301)	—	—	(108,654)	—	—
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	(1,488,537)	—	—	(3,614,199)	—	—
Direxion Daily S&P Biotech Bear 1X Shares	Swap Contracts	(207,139)	—	—	(1,229,542)	—	—
Direxion Daily Technology Bear 1X Shares	Swap Contracts	(138,873)	—	—	(179,844)	—	—

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		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Commodity Risk	Equity Risk	Interest Rate Risk	Commodity Risk
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	$—	$7,156	$—	$—	$15,944	$—
Direxion Daily Utilities Bear 1X Shares	Swap Contracts	(46,375)	—	—	(126,196)	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	(41,850)	—	—	67,895	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	719,987	—	—	(10,468)	—
Direxion Daily S&P 500® Bull 1.25X Shares	Swap Contracts	328,080	—	—	(20,104)	—	—
Direxion Daily Small Cap Bull 1.25X Shares	Swap Contracts	454,817	—	—	66,751	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	3,116,660	—	—	(1,319,927)	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	624,669	—	—	7,259	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	Swap Contracts	756,223	—	—	(336,746)	—	—
Direxion Daily High Yield Bear 2X Shares	Swap Contracts	(754,960)	—	—	205,368	—	—
Direxion Daily MSCI European Financials Bull 2X Shares	Swap Contracts	1,122,016	—	—	(898)	—	—
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	473,162	—	—	134,863	—	—
Direxion Daily Silver Miners Index Bull 2X Shares	Swap Contracts	(920,496)	—	—	69,040	—	—
Direxion Daily Silver Miners Index Bear 2X Shares	Swap Contracts	239,948	—	—	(390,717)	—	—
Direxion Daily Small Cap Bull 2X Shares	Swap Contracts	909,533	—	—	(318,737)	—	—

1  Statements of Operations location: Net realized gain (loss) on swap and futures contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

For the period ended April 30, 2017, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
Long Equity Swap Contracts	Short Equity Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated) $—	$—	$5,569,178	$—
Direxion Daily Consumer Staples Bear 1X Shares —	1,555,918	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares —	87,884,313	—	—
Direxion Daily Energy Bear 1X Shares —	1,053,755	—	—
Direxion Daily Financial Bear 1X Shares —	1,780,113	—	—
Direxion Daily Gold Miners Index Bear 1X Shares —	2,206,933	—	—
Direxion Daily MSCI European Financials Bear 1X Shares —	2,877,168	—	—
Direxion Daily S&P 500® Bear 1X Shares —	40,085,992	—	—

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	Quarterly Average Gross Notional Amounts
Long Equity Swap Contracts	Short Equity Swap Contracts	Long Futures Contracts	Short Futures Contracts
Direxion Daily S&P Biotech Bear 1X Shares $—	$5,203,297	$—	$—
Direxion Daily Technology Bear 1X Shares —	1,625,709	—	—
Direxion Daily Total Bond Market Bear 1X Shares —	3,193,521	—	—
Direxion Daily Utilities Bear 1X Shares —	1,551,269	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares —	1,431,290	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares —	7,549,145	—	—
Direxion Daily S&P 500® Bull 1.25X Shares 2,224,461	—	—	—
Direxion Daily Small Cap Bull 1.25X Shares 5,698,538	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares 112,511,566	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares 3,288,357	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares 3,988,926	—	—	—
Direxion Daily High Yield Bear 2X Shares —	9,446,870	—	—
Direxion Daily MSCI European Financials Bull 2X Shares 6,284,959	—	—	—
Direxion Daily S&P 500® Bull 2X Shares 4,543,269	—	—	—
Direxion Daily Silver Miners Index Bull 2X Shares 5,882,603	—	—	—
Direxion Daily Silver Miners Index Bear 2X Shares —	5,236,225	—	—
Direxion Daily Small Cap Bull 2X Shares 3,905,381	—	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 125%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Correlation Risk – A number of factors may affect certain Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at

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an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On May 1, 2017, shares of the following funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P 500® Bear 1X Shares	5/1/17	1	:2	$17.34	$34.69	2,200,001	1,100,001

On May 1, 2017, shares of the following funds were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion All Cap Insider Sentiment Shares	5/1/17	2	:1	$78.93	$39.46	3,050,109	6,100,218
Direxion NASDAQ-100® Equal Weighted Index Shares	5/1/17	2	:1	78.16	39.08	1,650,001	3,300,002

On June 19, 2017, certain Funds declared income, short-term capital gain and return of capital distributions with an ex-date of June 20, 2017 and payable date of June 27, 2017. The income, short-term capital gain and return of capital distribution per share for each Fund was as follows:

Funds	Per Share Income Distribution	Per Share Short-Term Capital Gain Distribution	Per Share Return of Capital Distribution
Direxion All Cap Insider Sentiment Shares	$0.10643	$—	$—
Direxion NASDAQ-100® Equal Weighted Index Shares	0.08289	—	—
Direxion Zacks MLP High Income Index Shares	—	—	0.40000
Direxion Daily Energy Bear 1X Shares	0.10505	—	—
Direxion Daily Financial Bear 1X Shares	0.05543	—	—
Direxion Daily Gold Miners Index Bear 1X Shares	0.01560	—	—
Direxion Daily MSCI European Financials Bear 1X Shares	0.01094	—	—
Direxion Daily S&P 500® Bear 1X Shares	0.03740	—	—
Direxion Daily Technology Bear 1X Shares	0.10370	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	0.09242	—	—
Direxion Daily Small Bull 1.25X Shares	0.16028	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	2.94257	—

The Trust has evaluated subsequent events through the issuance of the Funds' financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds' financial statements.

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999 – present.	166	None.
Eric W. Falkeis(2) Age: 43	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	166	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	166	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	166
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 47	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	166	None.
Jacob C. Gaffey Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	166	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999 – present.	166	N/A
Eric W. Falkeis(2) Age: 43	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	166	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 43	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006 – 2013); formerly, Manager, PricewaterhouseCoopers LLP (1999 – 2006).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011	General Counsel, Rafferty Asset Management, LLC, since October 2010; formerly Chief Compliance Officer, Rafferty Asset Management, LLC (2012 – 2016).	N/A	N/A
Kent Barnes Age: 48	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, since April 2016, Rafferty Asset Management, LLC; formerly, General Counsel – Alternative Investments, USBFS (2006 – 2016)	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust"), including the trustees who are not "interested persons" as defined in the 1940 Act, (the "Independent Trustees"), considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management, LLC ("Rafferty") and the ETF Trust, on behalf of the Direxion Daily Consumer Staples Bear 1X Shares and Direxion Daily Utilities Bear 1X Shares at its February 11, 2016 meeting, Direxion Auspice Broad Commodity Strategy ETF at its May 18, 2016 meeting, and the Direxion Daily CSI China Internet Index Bull 2X Shares at its May 18, 2015 and August 23, 2016 meetings, each a series of the ETF Trust. Each series of the ETF Trust listed above is referred to herein as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Rafferty in response to inquiries circulated on behalf of the Board prior to the meeting.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board evaluated all of the information provided, was advised by legal counsel regarding its duties, and considered the best interests of each Fund separately.

The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, including as applicable information on the investment performance of similar index-based, leveraged and inverse investment strategies managed by Rafferty for other series of the ETF Trust; the costs of the services provided and the projected profitability of Rafferty from its relationship with each Fund; the advisory fee rates to be paid to Rafferty; the total expense ratio of each Fund; and other benefits to be received by Rafferty from its relationship with each Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided by Rafferty under the Agreement. Because the Funds had not commenced operations, they did not have any prior performance history. The Board noted, however, that Rafferty has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with leveraged and inverse investment strategies. The Board considered that Rafferty, as for other series of the ETF Trust, will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers. The Board also considered Rafferty's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations under the Agreement. Based on these and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annualized basis, inclusive of fee waivers pursuant to the operating expense limitation agreement between the Trust and Rafferty. In this regard, Rafferty advised the Board that the combined advisory fee rate and expense limitations for the Funds are similar to (i) the advisory fee rates for comparable third-party exchange-traded funds; and (ii) the advisory fee rates charged by Rafferty to comparable series of the ETF Trust. The Board considered Rafferty's representation that the total projected expense ratio for each Fund is commensurate with or less than third party exchange-traded funds, or other products, with investment strategies similar to the Funds. The Board also considered that Rafferty agreed to limit the total expenses for each Fund under the operating expense limitation agreement. The Board further considered that the Funds had not commenced operations and, therefore, Rafferty did not have any prior profit data related to the Funds. The Board did, however, consider the overall profitability of Rafferty's investment business and a break-even analysis provided by Rafferty for each Fund. Based on these considerations, the Board determined, in the exercise of its reasonable business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds.

Other Benefits. The Board considered Rafferty's representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other funds, and vice versa, which may result in Rafferty earning more in

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement (Unaudited)

overall investment advisory fees. The Board also considered that Rafferty's overall business with brokerage firms may lower commission rates and provide better execution for the Funds' and other clients' portfolio transactions. Based on these and other considerations, the Board determined that other benefits to Rafferty under the Agreement would not be material and, therefore, were not a significant factor for the Board to consider in approving the Agreement.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds is fair and reasonable in light of the services to be performed, fees to be paid, expenses to be incurred and such other matters as the Board considered relevant, in the exercise of its reasonable business judgment. On this basis, the Board unanimously voted to approve the Agreement.

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SEMI-ANNUAL REPORT APRIL 30, 2017

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Transfer Agent and Index Receipt Agent	Transfer Agent and Index Receipt Agent
(Direxion iBillionaire Index ETF and Direxion Zacks MLP High Income Index Shares, only)	The Bank of New York Mellon 101 Barclay Street
U.S. Bancorp Fund Services, LLC P.O. Box 1993 Milwaukee, WI 53201-1993	New York, New York 10286
Custodian	Custodian
(Direxion iBillionaire Index ETF and Direxion Zacks MLP High Income Index Shares, only)	The Bank of New York Mellon 101 Barclay Street
U.S. Bank, N.A. 1555 RiverCenter Dr., Suite 302 Milwaukee, WI 53212	New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

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This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2017

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
(formerly Direxion Daily Brazil Bull 3X Shares)
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
(formerly Direxion Daily Developed Markets Bull 3X Shares)	(formerly Direxion Daily Developed Markets Bear 3X Shares)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
(formerly Direxion Daily Emerging Markets Bull 3X Shares)	(formerly Direxion Daily Emerging Markets Bear 3X Shares)
Direxion Daily MSCI India Bull 3X Shares
(formerly Direxion Daily India Bull 3X Shares)
Direxion Daily MSCI Japan Bull 3X Shares
(formerly Direxion Daily Japan Bull 3X Shares)
Direxion Daily MSCI South Korea Bull 3X Shares
(formerly Direxion Daily South Korea Bull 3X Shares)
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
(formerly Direxion Daily Real Estate Bull 3X Shares)	(formerly Direxion Daily Real Estate Bear 3X Shares)
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Table of Contents

Letter to Shareholders	4
Expense Example (Unaudited)	14
Allocation of Portfolio Holdings (Unaudited)	18
Schedules of Investments	19
Statements of Assets and Liabilities	74
Statements of Operations	87
Statements of Changes in Net Assets	100
Financial Highlights	127
Notes to the Financial Statements	136
Supplemental Information (Unaudited)	182
Trustees and Officers	183
Board Review of Investment Advisory Agreement	187

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2016 to April 30, 2017 (the "Semi-Annual Period").

Market Review:

Equity markets in the U.S. and abroad began the Semi-Annual Period amid an environment of uncertainty pertaining not only to the U.S. elections and subsequent policy implications, but also to lingering concerns over the United Kingdom's decision to leave the European Union. Subsequent clarification of the plans of the incoming Administration provided a global boost to equity markets that would persist largely unchecked through the end of the Semi-Annual Period. Spurred by policies friendly to banks, financial stocks were leaders of the S&P 500 Index into the end of Q4 2016. U.S. tailwinds led to an improving outlook for global growth, boosting stock performance in Europe and Asia; while the Federal Reserve's move to increase interest rates weighed on some of their currencies vs. the U.S. Dollar. Bolstered by positive economic data and a hopeful outlook on topics such as infrastructure spending, deregulation and tax cuts, U.S. equity markets rallied to start 2017. Favorable monetary policy by global central banks was a continued boon for the global equity market during Q1 of 2017. Towards the end of the Semi-Annual Period, realization that the U.S. Administration's policy changes would not be instituted as expediently as originally thought proved to have a sobering effect on equity markets. A pullback in the U.S. Dollar on dovish signals from the U.S. Federal Reserve regarding its monetary policy was beneficial to international equities during this timeframe. April saw a spike in previously protracted lows in volatility due to geopolitical concerns and softening of economic data in the U.S.

The Federal Reserve's rate hike in December had very little short-term impact, as the move up was nearly fully anticipated by the markets. Through the end of 2016, the outlook for bonds looked bleak, as the yield curve widened. However, the higher yielding corporate bonds continued to outperform. The stark outperformance was likely due to solid corporate data and the increasing demand for higher yield. Through the Semi-Annual Period energy notes lost ground over supply glut concerns in crude oil.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a

DIREXION SEMI-ANNUAL REPORT

consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant index. The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark Indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF's performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

DIREXION SEMI-ANNUAL REPORT

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Mid Cap 400® Index, respectively. The S&P MidCap 400® Index measures the performance of the mid-capitalization segment of the U.S. equity universe. The index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor's® selects the 400 stocks comprising the index on the basis of market values and industry diversification. The index represents approximately 7% of the U.S. equities market. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 15.67%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 49.08%, while the model indicated an expected return of 51.82%, The Direxion Daily Mid Cap Bear 3X Shares returned -37.67%, while the model indicated an expected return of -37.86%.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Shares seek to provide 300% and -300% of the daily return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted. For the Semi-Annual Period, the S&P 500® Index returned 13.31%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 41.58%, while the model indicated an expected return of 44.20%. The Direxion Daily S&P 500® Bear 3X Shares returned -32.10%, while the model indicated an expected return of -32.52%.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 18.34%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 58.31%, while the model indicated an expected return of 60.36%. The Direxion Daily Small Cap Bear 3X Shares returned -43.90%, while the model indicated an expected return of -43.61%.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. For the Semi-Annual Period, the FTSE China 50 Index returned 6.65%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE

DIREXION SEMI-ANNUAL REPORT

China Bull 3X Shares returned 15.88%, while the model indicated an expected return of 17.77%. The Direxion Daily FTSE China Bear 3X Shares returned -22.33%, while the model indicated an expected return of -22.30%.

The Direxion Daily FTSE Europe Bull 3X Shares seeks to provide 300% of the daily return of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. For the Semi-Semi-Annual Period, the FTSE Developed Europe Index returned 15.14%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned 46.98%, while the model indicated an expected return of 50.02%.

The Direxion Daily Latin America Bull 3X Shares seeks to provide 300% of the daily return of the S&P Latin America 40 Index. The S&P Latin America 40 Index is an equity index or issuers drawn from five major Latin American markets: Brazil, Chile, Columbia, Mexico and Perú. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue-chip companies from the Latin American markets, and capturing 70% of their total market capitalization. For the Semi-Annual Period, the S&P Latin America 40 Index returned 2.07%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned -5.90%, while the model indicated an expected return of -4.17%.

The Direxion Daily MSCI Brazil Bull 3X Shares seeks to provide 300% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned -0.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Brazil Bull 3X Shares returned -16.63%, while the model indicated an expected return of -15.27%.

The Direxion Daily MSCI Developed Markets Bull 3X Shares and the Direxion Daily MSCI Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE® Index, respectively. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-capitalization companies from developed market countries, excluding the U.S. and Canada. For the Semi-Annual Period, the MSCI EAFE® Index returned 11.48%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Developed Markets Bull 3X Shares returned 34.50%, while the model indicated an expected return of 36.87%. The Direxion Daily Developed Markets Bear 3X Shares returned -29.19%, while the model indicated an expected return of -29.62%.

The Direxion Daily MSCI Emerging Markets Bull 3X Shares and the Direxion Daily MSCI Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets IndexSM, respectively. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. For the Semi-Annual Period, the MSCI Emerging Market IndexSM returned 9.10%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets MSCI Bull 3X Shares returned 23.41%, while the model indicated an expected return of 25.24%. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -28.46%, while the model indicated an expected return of -28.39%.

The Direxion Daily India Bull 3X Shares sought to provide 300% of the daily return of the Indus India Index from November 1, 2016 until January 2, 2017. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf

DIREXION SEMI-ANNUAL REPORT

of foreign investors (i.e. investors outside of India). The India Index has 50 constituents and is supervised by an index committee, comprised of representatives of the index provider and members of academia specializing in emerging markets. For the stated period, the Indus India Index returned -7.13%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned -22.16% for the same period, while the model indicated an expected return of -21.67%.

The Direxion Daily MSCI India Bull 3X Shares seeks to provide 300% of the daily return of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian market, covering approximately 85% of companies in the Indian equity securities market. From January 3, 2017 until the end of the Semi-Annual Period, the MSCI India Index returned 19.66%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI India Bull 3X Shares returned 66.37% for the same period, while the model indicated an expected return of 68.26%.

The Direxion Daily MSCI Japan Bull 3X Shares seeks to provide 300% of the MSCI Japan Index. The MSCI Japan Index is designed to measure the performance of the large- and mid-capitalization segments of the Japanese equity market, covering approximately 85% of the free float-adjusted market capitalization of Japanese issuers. For the Semi-Annual Period, the MSCI Japan Index returned 3.86%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Japan Bull 3X Shares returned 8.47%, while the model indicated an expected return of 10.42%.

The Direxion Daily MSCI South Korea Bull 3X Shares seeks to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned 13.55%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI South Korea Bull 3X Shares returned 37.94%, while the model indicated an expected return of 40.53%.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the MVIS Russia Index, respectively. The MVIS Russia Index is a rules-based index, intended to represent the overall performance of publically traded companies that are domiciled and primarily listed on an exchange in Russia or that are not Russian companies, but nonetheless generate at least 50% of their revenues in Russia. For the Semi-Annual Period, the MVIS Russia Index returned 14.23%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned 35.77%, while the model indicated an expected return of 38.58%. The Direxion Daily Russia Bear 3X Shares returned -42.04%, while the model indicated an expected return of -42.05%.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Energy Select Sector Index, respectively. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services. For the Semi-Annual Period, the Energy Select Sector Index returned 0.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned -5.43%, while the model indicated an expected return of -3.59%. The Direxion Daily Energy Bear 3X Shares returned -7.54%, while the model indicated an expected return of -8.00%.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000® Financial Services Index, respectively. The Russell 1000® Financial Services Index is

DIREXION SEMI-ANNUAL REPORT

a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. For the Semi-Annual Period, the Russell 1000® Financial Services Index returned 16.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 50.31%, while the model indicated an expected return of 52.99%. The Direxion Daily Financial Bear 3X Shares returned -38.58%, while the model indicated an expected return of -38.78%.

The Direxion Daily Gold Miners Index Bull 3X Shares and the Direxion Daily Gold Miners Index Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Arca Gold Miners Index, respectively. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the index at each rebalance date. The index may include small- and mid-capitalization companies and foreign issuers. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned -9.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 3X Shares returned -41.93%, while the model indicated an expected return of -40.56%. The Direxion Daily Gold Miners Index Bear 3X Shares returned -15.25%, while the model indicated an expected return of -15.59%.

The Direxion Daily Healthcare Bull 3X Shares and the Direxion Daily Healthcare Bear 3X Shares seek to provide 300% and -300% of the daily return of the Health Care Select Sector Index, respectively. The Health Care Select Sector Index is provided by Standard & Poor's and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology. For the Semi-Annual Period, the Health Care Select Sector Index returned 13.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 39.17%, while the model indicated an expected return of 41.98%. The Direxion Daily Healthcare Bear 3X Shares returned -32.97%, while the model indicated an expected return of -33.27%.

The Direxion Daily Homebuilders & Supplies 3X Bull Shares and the Direxion Daily Homebuilders & Supplies 3X Bear Shares seek to provide 300% and -300% of the daily return of the Dow Jones U.S. Select Home Construction Index, respectively. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. The Index may include large-, mid- or small-capitalization companies. For the Semi-Annual Period, the Dow Jones U.S. Select Home Construction Index returned 25.95%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Homebuilders & Supplies 3X Bull Shares returned 88.51%, while the model indicated an expected return of 92.25%. The Direxion Daily Homebuilders & Supplies 3X Bear Shares returned -53.80%, while the model indicated an expected return of -53.80%.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide 300% and -300% of the daily return of the MVIS Junior Gold Miners Index, respectively. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company's revenue from gold or silver mining when developed, or primarily invest in gold or silver. For the Semi-Annual Period, the MVIS Junior Gold Miners Index returned -16.57%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned -62.88%, while the model indicated an expected return of -62.05%. The Direxion Daily Junior Gold Miners Index Bear 3X Shares returned -25.99%, while the model indicated an expected return of -25.97%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Daily MSCI Real Estate Bull 3X Shares and the Direxion Daily MSCI Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI US REIT IndexSM, respectively. The MSCI US REIT IndexSM is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts ("REITs") that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The Index represents approximately 99% of the U.S. REIT universe. For the Semi-Annual Period, the MSCI US REIT IndexSM returned 4.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily MSCI Real Estate Bull 3X Shares returned 7.57%, while the model indicated an expected return of 9.66%. The Direxion Daily MSCI Real Estate Bear 3X Shares returned -16.32%, while the model indicated an expected return of -16.18%.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300% of the daily return of the ISE-Revere Natural Gas IndexTM, respectively. The ISE-Revere Natural Gas IndexTM is developed and owned by ISE and is designed to take advantage of both event-driven news and long term trends in the natural gas industry. Equity securities are selected for inclusion in the index using a quantitative ranking and screening system that begins with the universe of equity securities of issuers that are involved in the exploration and production of natural gas and that satisfy market capitalization, liquidity and weighting concentration requirements. After the screens are applied, the remaining equity securities are divided into equity securities issued by MLPs and equity securities issued by non-MLPs, allocated to the index 15% and 85%, respectively. The index uses a linear-based capitalization-weighted methodology to rank the equity securities. For this Semi-Annual Period, the ISE-Revere Natural Gas IndexTM returned -3.13%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -18.86%, while the model indicated an expected return of -17.31%. The Direxion Daily Natural Gas Related Bear 3X Shares returned -10.71%, while the model indicated an expected return of -10.39%.

The Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares sought to provide 300% and -300% of the daily return of the Solactive Regional Bank Index, respectively, from November 1, 2016 until November 30, 2016. The Solactive Regional Bank Index attempts to include the 50 largest regional banks in the United States. The index utilizes each security's free-float market capitalization to determine the largest regional banks. Once the 50 largest regional bank securities are determined, the holdings are then equal weighted. For the stated period, the Solactive Regional Bank Index returned 19.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned 64.43% for the same period, while the model indicated an expected return of 64.95%. The Direxion Daily Regional Banks Bear 3X Shares returned -43.86% for the same period, while the model indicated an expected return of -43.85%.

The Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares seeks to provide 300% and -300% of the daily return of the S&P Regional Banks Select Industry Index, respectively. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard regional banks sub-industry. From December 1, 2016 until the end of the Semi-Annual Period, the S&P Regional Banks Select Industry Index returned 4.02%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned 4.50% for the same period, while the model indicated an expected return of 6.38%. The Direxion Daily Regional Banks Bear 3X Shares returned -20.31% for the same period, while the model indicated an expected return of -20.43%.

The Direxion Daily Retail Bull 3X Shares sought to provide 300% of the daily return of the Russell 1000® Retail Index from November 1, 2016 until November 30, 2016. The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For the stated period, the Russell 1000® Retail Index

DIREXION SEMI-ANNUAL REPORT

returned 2.94%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 8.29% for the same period, while the model indicated an expected return of 8.58%.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the S&P Retail Select Industry Index, respectively. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard retail sub-industry. From December 1, 2016 until the end of the Semi-Annual Period, the S&P Retail Select Industry Index returned -5.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned -19.61% for the same period, while the model indicated an expected return of -18.10%.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Biotechnology Select Industry Index, respectively. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. The Index is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Biotechnology Select Industry Index returned 27.75%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned 79.56%, while the model indicated an expected return of 80.58%. The Direxion Daily S&P Biotech Bear 3X Shares returned -65.67%, while the model indicated an expected return of -65.25%.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index, respectively. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's Index Provider and includes domestic companies from the oil and gas exploration and production sub-industry. The index is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards. For the Semi-Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -0.59%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares returned -14.00%, while the model indicated an expected return of -12.56%. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares returned -22.96%, while the model indicated an expected return of -22.17%.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return of the PHLX Semiconductor Sector Index, respectively. The PHLX Semiconductor Sector Index measures the performance of domestic companies engaged in the design, distribution, manufacture and sale of semiconductors. For the Semi-Annual Period, the PHLX Semiconductor Index returned 23.15%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned 74.66%, while the model indicated an expected return of 78.05%. The Direxion Daily Semiconductor Bear 3X Shares returned -51.17%, while the model indicated an expected return of -51.32%.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the Technology Select Sector Index, respectively. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics. For the Semi-Annual Period, the Technology Select Sector Index returned 15.71%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 49.56%, while the model indicated an expected return

DIREXION SEMI-ANNUAL REPORT

of 52.58%. The Direxion Daily Technology Bear 3X Shares returned -37.18%, while the model indicated an expected return of -37.39%.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -2.21%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -7.81%, while the model indicated an expected return of -8.18%. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 4.91%, while the model indicated and an expected return of 7.49%.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the ICE U.S. Treasury 20+ Year Bond Index, respectively. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned -5.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -18.82%, while the model indicated an expected return of -19.32%. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 13.24%, while the model indicated an expected return of 16.29%.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Eric W. Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an Index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

DIREXION SEMI-ANNUAL REPORT

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2017 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2017

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2016 to April 30, 2017" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.03%	$1,000.00	$1,490.80	$6.36
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	623.30	3.82
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	1,415.80	6.23
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.93%	1,000.00	679.00	3.87
Based on hypothetical 5% return	0.93%	1,000.00	1,020.18	4.66
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	1.05%	1,000.00	1,583.10	6.72
Based on hypothetical 5% return	1.05%	1,000.00	1,019.59	5.26
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	561.00	3.68
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	1.00%	$1,000.00	$1,158.80	$5.35
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	776.70	4.27
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,469.80	6.00
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	1.17%	1,000.00	941.00	5.63
Based on hypothetical 5% return	1.17%	1,000.00	1,018.99	5.86
Direxion Daily MSCI Brazil Bull 3X Shares
Based on actual fund return	1.17%	1,000.00	833.70	5.32
Based on hypothetical 5% return	1.17%	1,000.00	1,018.99	5.86
Direxion Daily MSCI Developed Markets Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,345.00	5.81
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily MSCI Developed Markets Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	708.10	4.15
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Based on actual fund return	1.07%	1,000.00	1,234.10	5.93
Based on hypothetical 5% return	1.07%	1,000.00	1,019.49	5.36
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	715.40	4.08
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily MSCI India Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,295.10	5.75
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily MSCI Japan Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,084.70	5.07
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily MSCI South Korea Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,379.40	5.60
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	1.19%	1,000.00	1,357.70	6.96
Based on hypothetical 5% return	1.19%	1,000.00	1,018.89	5.96
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	579.60	3.76
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.03%	1,000.00	945.70	4.97
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	924.60	4.53
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	1.04%	1,000.00	1,503.10	6.45
Based on hypothetical 5% return	1.04%	1,000.00	1,019.64	5.21
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	614.20	3.80
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Direxion Daily Gold Miners Index Bull 3X Shares
Based on actual fund return	0.92%	$1,000.00	$580.70	$3.61
Based on hypothetical 5% return	0.92%	1,000.00	1,020.23	4.61
Direxion Daily Gold Miners Index Bear 3X Shares
Based on actual fund return	1.05%	1,000.00	847.50	4.81
Based on hypothetical 5% return	1.05%	1,000.00	1,019.59	5.26
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,391.70	5.81
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily Healthcare Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	670.30	4.14
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,885.10	7.08
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Homebuilders & Supplies Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	462.00	3.55
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.94%	1,000.00	371.20	3.20
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	1.06%	1,000.00	740.10	4.57
Based on hypothetical 5% return	1.06%	1,000.00	1,019.54	5.31
Direxion Daily MSCI Real Estate Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,075.70	5.10
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily MSCI Real Estate Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	836.80	4.51
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	1.02%	1,000.00	811.40	4.58
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	892.90	4.65
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,718.40	6.54
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Regional Banks Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	447.30	3.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	870.60	4.68
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,795.60	6.93
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	0.97%	1,000.00	343.30	3.23
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Based on actual fund return	1.11%	1,000.00	860.00	5.12
Based on hypothetical 5% return	1.11%	1,000.00	1,019.29	5.56

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

April 30, 2017

	Annualized Expense Ratio	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Based on actual fund return	1.06%	$1,000.00	$770.40	$4.65
Based on hypothetical 5% return	1.06%	1,000.00	1,019.54	5.31
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	1.10%	1,000.00	1,746.60	7.49
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	488.30	3.51
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	1.03%	1,000.00	1,495.60	6.37
Based on hypothetical 5% return	1.03%	1,000.00	1,019.69	5.16
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	628.20	3.88
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	921.90	4.62
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	1,049.10	4.98
Based on hypothetical 5% return	0.98%	1,000.00	1,019.94	4.91
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	811.80	4.31
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,132.40	5.08
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of November 1, 2016 to April 30, 2017), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

April 30, 2017

	Cash*	Common Stocks	Preferred Stocks	Investment Companies	Master Limited Partnerships	Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	47%	—		44%	—	9%	100%
Direxion Daily Mid Cap Bear 3X Shares	107%	—		—	—	(7)%	100%
Direxion Daily S&P 500® Bull 3X Shares	57%	—		32%	—	11%	100%
Direxion Daily S&P 500® Bear 3X Shares	101%	—		4%	—	(5)%	100%
Direxion Daily Small Cap Bull 3X Shares	86%	—		3%	—	11%	100%
Direxion Daily Small Cap Bear 3X Shares	112%	—		—	—	(12)%	100%
Direxion Daily FTSE China Bull 3X Shares	41%	—		52%	—	7%	100%
Direxion Daily FTSE China Bear 3X Shares	103%	—		—	—	(3)%	100%
Direxion Daily FTSE Europe Bull 3X Shares	27%	—		51%	—	22%	100%
Direxion Daily Latin America Bull 3X Shares	42%	—		54%	—	4%	100%
Direxion Daily MSCI Brazil Bull 3X Shares	39%	—		50%	—	11%	100%
Direxion Daily MSCI Developed Markets Bull 3X Shares	69%	—		10%	—	21%	100%
Direxion Daily MSCI Developed Markets Bear 3X Shares	119%	—		—	—	(19)%	100%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	58%	—		23%	—	19%	100%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	128%	—		—	—	(28)%	100%
Direxion Daily MSCI India Bull 3X Shares	18%	—		55%	—	27%	100%
Direxion Daily MSCI Japan Bull 3X Shares	45%	—		50%	—	5%	100%
Direxion Daily MSCI South Korea Bull 3X Shares	43%	—		54%	—	3%	100%
Direxion Daily Russia Bull 3X Shares	45%	—		49%	—	6%	100%
Direxion Daily Russia Bear 3X Shares	119%	—		—	—	(19)%	100%
Direxion Daily Energy Bull 3X Shares	50%	—		58%	—	(8)%	100%
Direxion Daily Energy Bear 3X Shares	100%	—		—	—	0%**	100%
Direxion Daily Financial Bull 3X Shares	38%	59%		—	—	3%	100%
Direxion Daily Financial Bear 3X Shares	107%	—		—	—	(7)%	100%
Direxion Daily Gold Miners Index Bull 3X Shares	80%	—		37%	—	(17)%	100%
Direxion Daily Gold Miners Index Bear 3X Shares	83%	—		—	—	17%	100%
Direxion Daily Healthcare Bull 3X Shares	32%	—		53%	—	15%	100%
Direxion Daily Healthcare Bear 3X Shares	116%	—		—	—	(16)%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	30%	—		50%	—	20%	100%
Direxion Daily Homebuilders & Supplies Bear 3X Shares	118%	—		—	—	(18)%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	128%	—		17%	—	(45)%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	68%	—		—	—	32%	100%
Direxion Daily MSCI Real Estate Bull 3X Shares	87%	—		12%	—	1%	100%
Direxion Daily MSCI Real Estate Bear 3X Shares	97%	—		—	—	3%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	81%	35%		—	7%	(23)%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	81%	—		—	—	19%	100%
Direxion Daily Regional Banks Bull 3X Shares	40%	—		66%	—	(6)%	100%
Direxion Daily Regional Banks Bear 3X Shares	100%	—		—	—	0%**	100%
Direxion Daily Retail Bull 3X Shares	97%	—		14%	—	(11)%	100%
Direxion Daily S&P Biotech Bull 3X Shares	70%	—		1%	—	29%	100%
Direxion Daily S&P Biotech Bear 3X Shares	118%	—		—	—	(18)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	74%	—		41%	—	(15)%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	66%	—		—	—	34%	100%
Direxion Daily Semiconductor Bull 3X Shares	27%	48%		—	—	25%	100%
Direxion Daily Semiconductor Bear 3X Shares	140%	—		—	—	(40)%	100%
Direxion Daily Technology Bull 3X Shares	32%	—		50%	—	18%	100%
Direxion Daily Technology Bear 3X Shares	129%	—		—	—	(29)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	49%	—		48%	—	3%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	100%	—		—	—	0%**	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	38%	—		59%	—	3%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	106%	—		—	—	(6)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 44.3%
87,484	SPDR S&P MidCap 400® ETF Trust	$27,544,337
	TOTAL INVESTMENT COMPANIES (Cost $27,730,412)	$27,544,337
SHORT TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%
12,190	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$12,190
7,464,478	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	7,464,478
6,228,154	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	6,228,154
6,179,320	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	6,179,320
	TOTAL SHORT TERM INVESTMENTS (Cost $19,884,142) (b)	$19,884,142
	TOTAL INVESTMENTS (Cost $47,614,554) - 76.3%	$47,428,479
	Other Assets in Excess of Liabilities - 23.7%	14,689,188
	TOTAL NET ASSETS - 100.0%	$62,117,667

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,884,142.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P MidCap 400® Index	14,701	$24,943,950	(1.388%)	1/26/2018	$543,499
Credit Suisse International	S&P MidCap 400® Index	38,083	65,146,668	(1.341%)	3/7/2018	864,179
BNP Paribas	S&P MidCap 400® Index	16,156	24,620,286	(1.241%)	5/16/2018	3,453,693
Deutsche Bank AG London	S&P MidCap 400® Index	20,931	35,731,276	(1.241%)	7/24/2018	566,367
BNP Paribas	S&P MidCap 400® Index	1,781	3,042,646	(1.241%)	10/17/2018	42,752
			$153,484,826			$5,470,490
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.0%
Money Market Funds - 68.0%
176,351	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$176,351
3,156,530	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	3,156,530
1,794,260	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,794,260
780,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	780,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,907,141) (b)	$5,907,141
	TOTAL INVESTMENTS (Cost $5,907,141) 68.0%	$5,907,141
	Other Assets in Excess of Liabilities - 32.0%	2,781,913
	TOTAL NET ASSETS - 100.0%	$8,689,054

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,907,141.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P MidCap 400® Index	1,926	$3,290,510	0.888%	10/26/2017	$(50,028)
Credit Suisse International	S&P MidCap 400® Index	5,245	8,927,906	0.841%	11/30/2017	(162,905)
BNP Paribas	S&P MidCap 400® Index	2,631	4,426,392	0.591%	6/20/2018	(149,587)
BNP Paribas	S&P MidCap 400® Index	1,420	2,377,542	0.591%	7/18/2018	(90,397)
Deutsche Bank AG London	S&P MidCap 400® Index	3,466	5,911,478	0.741%	7/24/2018	(102,570)
BNP Paribas	S&P MidCap 400® Index	356	604,730	0.591%	8/15/2018	(13,604)
			$25,538,558			$(569,091)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 32.4%
771,845	SPDR® S&P 500® ETF Trust	$184,903,189
	TOTAL INVESTMENT COMPANIES (Cost $183,261,052)	$184,903,189
SHORT TERM INVESTMENTS - 35.9%
Money Market Funds - 35.9%
8,190	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$8,190
51,452,218	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	51,452,218
65,906,477	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	65,906,477
52,890,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	52,890,000
34,971,207	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	34,971,207
	TOTAL SHORT TERM INVESTMENTS (Cost $205,228,092) (b)	$205,228,092
	TOTAL INVESTMENTS (Cost $388,489,144) - 68.3%	$390,131,281
	Other Assets in Excess of Liabilities - 31.7%	181,027,025
	TOTAL NET ASSETS - 100.0%	$571,158,306

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $205,228,092.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P 500® Index	104,243	$237,994,209	(1.391%)	11/7/2017	$11,014,809
UBS Securities LLC	S&P 500® Index	134,755	296,173,643	(1.341%)	12/20/2017	26,199,466
Bank of America Merrill Lynch	S&P 500® Index	90,088	211,520,847	(1.238%)	1/26/2018	3,488,985
Morgan Stanley Capital Services	S&P 500® Index	74,000	174,834,064	(1.591%)	5/1/2018	1,576,841
BNP Paribas	S&P 500® Index	8,507	18,358,615	(1.241%)	5/16/2018	2,016,792
BNP Paribas	S&P 500® Index	28,432	62,554,029	(1.241%)	6/20/2018	5,500,118
BNP Paribas	S&P 500® Index	5,000	11,945,439	(1.241%)	11/21/2018	(25,005)
Credit Suisse International	S&P 500® Index	196,105	455,640,548	(1.301%)	3/18/2019	12,397,415
			$1,469,021,394			$62,169,421

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 3.7%
937,000	Direxion Daily S&P 500® Bear 1X Shares (a)(b)	$16,256,950
	TOTAL INVESTMENT COMPANIES (Cost $18,218,363)	$16,256,950
SHORT TERM INVESTMENTS - 61.8%
Money Market Funds - 61.8%
26,079	Dreyfus Treasury Securities Cash Management, 0.58% (c)	$26,079
99,269,172	Fidelity Investments Money Market Government Portfolio, 0.60% (c)	99,269,172
75,473,398	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (c)	75,473,398
61,106,023	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (c)	61,106,023
36,941,214	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (c)	36,941,214
	TOTAL SHORT TERM INVESTMENTS (Cost $272,815,886) (d)	$272,815,886
	TOTAL INVESTMENTS (Cost $291,034,249) - 65.5%	$289,072,836
	Other Assets in Excess of Liabilities - 34.5%	152,378,869
	TOTAL NET ASSETS - 100.0%	$441,451,705

Percentages are stated as a percent of net assets.

(a)  Affiliate of the Adviser, Rafferty Asset Management, LLC.

(b)  Non-income producing security.

(c)  Represents annualized seven-day yield at April 30, 2017.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $272,815,886.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	99,041	$232,538,762	0.901%	11/30/2017	$(3,666,387)
Deutsche Bank AG London	S&P 500® Index	88,680	206,746,536	1.141%	2/20/2018	(4,998,115)
Bank of America Merrill Lynch	S&P 500® Index	92,451	213,694,811	1.088%	2/23/2018	(7,231,390)
UBS Securities LLC	S&P 500® Index	167,743	399,756,099	0.916%	4/5/2018	(605,183)
Morgan Stanley Capital Services	S&P 500® Index	74,000	174,834,064	1.041%	5/1/2018	(1,662,699)
BNP Paribas	S&P 500® Index	10,865	23,814,770	0.741%	6/20/2018	(2,228,707)
BNP Paribas	S&P 500® Index	6,415	14,528,352	0.741%	8/15/2018	(821,720)
BNP Paribas	S&P 500® Index	5,141	12,047,991	0.741%	10/17/2018	(218,032)
BNP Paribas	S&P 500® Index	4,348	10,364,428	0.741%	11/21/2018	(2,073)
			$1,288,325,813			$(21,434,306)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 2.8%
113,772	iShares Russell 2000 ETF	$15,821,135
	TOTAL INVESTMENT COMPANIES (Cost $16,041,739)	$15,821,135
SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
63,937,027	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$63,937,027
125,479,159	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	125,479,159
114,693,048	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	114,693,048
25,768,927	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	25,768,927
	TOTAL SHORT TERM INVESTMENTS (Cost $329,878,161) (b)	$329,878,161
	TOTAL INVESTMENTS (Cost $345,919,900) - 59.9%	$345,699,296
	Other Assets in Excess of Liabilities - 40.1%	231,628,137
	TOTAL NET ASSETS - 100.0%	$577,327,433

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $329,878,161.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	85,247	$114,455,013	(0.991%)	1/3/2018	$5,120,398
UBS Securities LLC	Russell 2000® Index	294,307	398,950,493	(0.891%)	2/16/2018	13,644,667
Citibank N.A.	Russell 2000® Index	204,080	278,364,104	(0.741%)	4/19/2018	7,471,682
BNP Paribas	Russell 2000® Index	13,852	16,833,582	(0.791%)	5/16/2018	2,642,253
BNP Paribas	Russell 2000® Index	183,177	241,041,002	(0.791%)	6/20/2018	16,343,427
Bank of America Merrill Lynch	Russell 2000® Index	337,811	458,758,786	(0.838%)	7/26/2018	14,604,440
BNP Paribas	Russell 2000® Index	2,841	3,894,170	(0.791%)	8/15/2018	91,029
BNP Paribas	Russell 2000® Index	12,143	17,047,011	(0.791%)	9/19/2018	(19,383)
BNP Paribas	Russell 2000® Index	19,207	26,000,433	(0.791%)	10/17/2018	906,710
Credit Suisse International	Russell 2000® Index	72,804	99,855,842	(0.551%)	3/18/2019	2,104,539
			$1,655,200,436			$62,909,762

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.0%
Money Market Funds - 70.0%
115,716,029	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$115,716,029
74,462,087	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	74,462,087
161,689,643	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	161,689,643
126,470,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	126,470,000
33,684,752	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	33,684,752
	TOTAL SHORT TERM INVESTMENTS (Cost $512,022,511) (b)	$512,022,511
	TOTAL INVESTMENTS (Cost $512,022,511) - 70.0%	$512,022,511
	Other Assets in Excess of Liabilities - 30.0%	219,195,702
	TOTAL NET ASSETS - 100.0%	$731,218,213

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $512,022,511.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	297,150	$376,351,029	0.388%	11/27/2017	$(42,085,085)
Credit Suisse International	Russell 2000® Index	247,422	346,010,387	(0.179%)	12/7/2017	(1,119,221)
Morgan Stanley Capital Services	Russell 2000® Index	85,247	116,829,688	0.541%	1/9/2018	(2,852,234)
UBS Securities LLC	Russell 2000® Index	280,706	386,939,433	0.041%	2/23/2018	(6,984,117)
Citibank N.A.	Russell 2000® Index	422,765	581,030,149	0.141%	5/7/2018	(11,150,689)
BNP Paribas	Russell 2000® Index	48,451	56,508,572	0.241%	5/16/2018	(11,803,596)
BNP Paribas	Russell 2000® Index	112,626	149,525,217	0.241%	6/20/2018	(9,023,921)
BNP Paribas	Russell 2000® Index	20,586	28,212,448	0.241%	8/15/2018	(705,174)
BNP Paribas	Russell 2000® Index	12,143	17,047,011	0.241%	9/19/2018	1,800
BNP Paribas	Russell 2000® Index	9,383	13,169,737	0.241%	9/19/2018	(1,222)
BNP Paribas	Russell 2000® Index	30,000	41,569,284	0.241%	10/17/2018	(456,963)
			$2,113,192,955			$(86,180,422)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 52.0%
1,968,224	iShares China Large-Cap ETF	$75,835,671
	TOTAL INVESTMENT COMPANIES (Cost $76,337,118)	$75,835,671
SHORT TERM INVESTMENTS - 28.1%
Money Market Funds - 28.1%
12,838,991	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$12,838,991
14,832,088	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	14,832,088
5,159	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	5,159
13,397,262	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	13,397,262
	TOTAL SHORT TERM INVESTMENTS (Cost $41,073,500) (b)	$41,073,500
	TOTAL INVESTMENTS (Cost $117,410,618) - 80.1%	$116,909,171
	Other Assets in Excess of Liabilities - 19.9%	29,013,984
	TOTAL NET ASSETS - 100.0%	$145,923,155

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,073,500.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares China Large-Cap ETF	1,740,000	$64,166,950	(0.941%)	12/22/2017	$3,110,838
Credit Suisse International	iShares China Large-Cap ETF	4,196,308	158,825,582	(1.281%)	1/12/2018	4,034,772
Deutsche Bank AG London	iShares China Large-Cap ETF	1,882,015	70,327,143	(0.491%)	2/21/2018	2,304,122
Morgan Stanley Capital Services	iShares China Large-Cap ETF	1,575,236	59,515,359	(0.841%)	3/8/2018	1,131,797
			$352,835,034			$10,581,529

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.0%
Money Market Funds - 64.0%
14,168,457	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$14,168,457
22,879,278	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	22,879,278
3,465	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	3,465
	TOTAL SHORT TERM INVESTMENTS (Cost $37,051,200) (b)	$37,051,200
	TOTAL INVESTMENTS (Cost $37,051,200) - 64.0%	$37,051,200
	Other Assets in Excess of Liabilities - 36.0%	20,872,070
	TOTAL NET ASSETS - 100.0%	$57,923,270

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,051,200.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares China Large-Cap ETF	1,740,000	$66,481,499	0.341%	12/19/2017	$(537,916)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,826,832	69,844,196	(0.109%)	3/23/2018	(542,657)
Credit Suisse International	iShares China Large-Cap ETF	943,149	35,763,306	0.771%	3/26/2018	(625,696)
			$172,089,001			$(1,706,269)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.5%
288,031	Vanguard FTSE Europe ETF	$15,432,700
	TOTAL INVESTMENT COMPANIES (Cost $14,588,195)	$15,432,700
SHORT TERM INVESTMENTS - 32.1%
Money Market Funds - 32.1%
8,277	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$8,277
59,696	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	59,696
3,747,477	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	3,747,477
5,976,778	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	5,976,778
	TOTAL SHORT TERM INVESTMENTS (Cost $9,792,228) (b)	$9,792,228
	TOTAL INVESTMENTS (Cost $24,380,423) - 82.6%	$25,224,928
	Other Assets in Excess of Liabilities - 17.4%	5,299,788
	TOTAL NET ASSETS - 100.0%	$30,524,716

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,792,228.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	508,010	$24,983,175	(1.341%)	11/13/2017	$2,305,938
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	508,138	23,892,866	(1.588%)	11/27/2017	3,429,347
Credit Suisse International	Vanguard FTSE Europe ETF	404,939	20,767,644	(1.391%)	2/23/2018	944,044
			$69,643,685			$6,679,329

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 53.9%
288,164	iShares Latin America 40 ETF	$9,042,587
	TOTAL INVESTMENT COMPANIES (Cost $8,830,127)	$9,042,587
SHORT TERM INVESTMENTS - 31.8%
Money Market Funds - 31.8%
2,080,174	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$2,080,174
777,830	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	777,830
1,884,683	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,884,683
582,423	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	582,423
	TOTAL SHORT TERM INVESTMENTS (Cost $5,325,110) (b)	$5,325,110
	TOTAL INVESTMENTS (Cost $14,155,237) - 85.7%	$14,367,697
	Other Assets in Excess of Liabilities - 14.3%	2,403,017
	TOTAL NET ASSETS - 100.0%	$16,770,714

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $5,325,110.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares Latin America 40 ETF	66,721	$1,959,988	(1.541%)	8/2/2017	$135,154
Credit Suisse International	iShares Latin America 40 ETF	252,393	8,001,158	(1.191%)	9/18/2017	(86,788)
Citibank N.A.	iShares Latin America 40 ETF	364,443	10,386,626	(1.241%)	2/9/2018	1,014,137
Deutsche Bank AG London	iShares Latin America 40 ETF	413,795	13,205,536	(1.241%)	3/16/2018	(240,788)
BNP Paribas	iShares Latin America 40 ETF	217,812	7,030,971	(1.241%)	9/18/2018	(212,441)
			$40,584,279			$609,274

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Brazil Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.6%
1,084,013	iShares MSCI Brazil Capped ETF	$40,292,763
	TOTAL INVESTMENT COMPANIES (Cost $42,336,610)	$40,292,763
SHORT TERM INVESTMENTS - 43.1%
Money Market Funds - 43.1%
9,202,069	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$9,202,069
509	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	509
16,646,695	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	16,646,695
5,390,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	5,390,000
3,778,250	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	3,778,250
	TOTAL SHORT TERM INVESTMENTS (Cost $35,017,523) (b)	$35,017,523
	TOTAL INVESTMENTS (Cost $77,354,133) - 92.7%	$75,310,286
	Other Assets in Excess of Liabilities - 7.3%	5,942,443
	TOTAL NET ASSETS - 100.0%	$81,252,729

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,017,523.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI Brazil Capped ETF	758,186	$24,286,311	(0.991%)	5/11/2017	$4,119,764
Credit Suisse International	iShares MSCI Brazil Capped ETF	1,046,352	34,339,290	(0.991%)	9/11/2017	4,673,812
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,140,506	42,658,415	(0.991%)	2/20/2018	(318,281)
Morgan Stanley Capital Services	iShares MSCI Brazil Capped ETF	453,845	16,783,188	(1.091%)	4/24/2018	66,516
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	557,198	20,733,338	(1.393%)	5/25/2018	(26,299)
BNP Paribas	iShares MSCI Brazil Capped ETF	390,763	14,461,123	(0.991%)	10/17/2018	55,812
BNP Paribas	iShares MSCI Brazil Capped ETF	2,571	98,335	(0.991%)	10/17/2018	(2,841)
BNP Paribas	iShares MSCI Brazil Capped ETF	350,797	12,714,452	(0.991%)	11/21/2018	321,744
BNP Paribas	iShares MSCI Brazil Capped ETF	773,802	28,951,060	(0.991%)	11/21/2018	(195,934)
			$195,025,512			$8,694,293

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 10.2%
38,268	iShares MSCI EAFE ETF	$2,441,499
	TOTAL INVESTMENT COMPANIES (Cost $2,264,307)	$2,441,499
SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
2,789,552	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$2,789,552
8,270,944	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	8,270,944
1,380,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	1,380,000
	TOTAL SHORT TERM INVESTMENTS (Cost $12,440,496) (b)	$12,440,496
	TOTAL INVESTMENTS (Cost $14,704,803) - 62.1%	$14,881,995
	Other Assets in Excess of Liabilities - 37.9%	9,068,142
	TOTAL NET ASSETS - 100.0%	$23,950,137

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,440,496.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	90,000	$5,642,768	(1.388%)	5/25/2017	$105,422
Deutsche Bank AG London	iShares MSCI EAFE ETF	389,428	22,734,758	(1.191%)	5/30/2017	2,183,616
Citibank N.A.	iShares MSCI EAFE ETF	220,333	13,407,607	(1.241%)	11/17/2017	679,577
Credit Suisse International	iShares MSCI EAFE ETF	388,154	22,653,647	(1.191%)	11/21/2017	2,164,581
			$64,438,780			$5,133,196

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Developed Markets Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.4%
Money Market Funds - 82.4%
633,445	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$633,445
1,801,739	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,801,739
1,770,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	1,770,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,205,184) (b)	$4,205,184
	TOTAL INVESTMENTS (Cost $4,205,184) - 82.4%	$4,205,184
	Other Assets in Excess of Liabilities - 17.6%	895,595
	TOTAL NET ASSETS - 100.0%	$5,100,779

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,205,184.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	75,774	$4,421,698	0.741%	11/8/2017	$(446,203)
Deutsche Bank AG London	iShares MSCI EAFE ETF	26,792	1,568,237	0.691%	11/17/2017	(143,405)
Citibank N.A.	iShares MSCI EAFE ETF	41,288	2,554,459	0.791%	3/7/2018	(78,419)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	95,995	5,804,894	1.088%	7/26/2018	(308,090)
			$14,349,288			$(976,117)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 22.9%
917,137	iShares MSCI Emerging Markets ETF	$36,740,508
	TOTAL INVESTMENT COMPANIES (Cost $36,547,006)	$36,740,508
SHORT TERM INVESTMENTS - 49.1%
Money Market Funds - 49.1%
10,529,586	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$10,529,586
3,607	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	3,607
38,976,015	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	38,976,015
29,479,104	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	29,479,104
	TOTAL SHORT TERM INVESTMENTS (Cost $78,988,312) (b)	$78,988,312
	TOTAL INVESTMENTS (Cost $115,535,318) - 72.0%	$115,728,820
	Other Assets in Excess of Liabilities - 28.0%	45,056,967
	TOTAL NET ASSETS - 100.0%	$160,785,787

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $78,988,312.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,354,678	$53,966,087	(1.041%)	7/10/2017	$272,328
BNP Paribas	iShares MSCI Emerging Markets ETF	1,106,531	36,874,331	(0.991%)	12/20/2017	7,236,786
BNP Paribas	iShares MSCI Emerging Markets ETF	568,344	19,247,977	(0.991%)	1/16/2018	3,411,439
BNP Paribas	iShares MSCI Emerging Markets ETF	1,015,895	33,539,921	(0.991%)	1/17/2018	6,969,818
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,914,492	72,895,949	(0.791%)	1/17/2018	3,703,028
UBS Securities LLC	iShares MSCI Emerging Markets ETF	2,201,268	80,427,084	(0.991%)	2/22/2018	7,568,720
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	2,962,553	117,905,433	(1.138%)	4/25/2018	652,758
			$414,856,782			$29,814,877

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.8%
Money Market Funds - 94.8%
5,616,653	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$5,616,653
12,493,694	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	12,493,694
66,941,390	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	66,941,390
8,480,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	8,480,000
9,387,169	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	9,387,169
	TOTAL SHORT TERM INVESTMENTS (Cost $102,918,906) (b)	$102,918,906
	TOTAL INVESTMENTS (Cost $102,918,906) - 94.8%	$102,918,906
	Other Assets in Excess of Liabilities - 5.2%	5,677,022
	TOTAL NET ASSETS - 100.0%	$108,595,928

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $102,918,906.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation / (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	690,883	$26,245,193	0.738%	11/27/2017	$(1,545,723)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,338,248	51,282,481	0.391%	12/19/2017	(2,305,485)
BNP Paribas	iShares MSCI Emerging Markets ETF	2,754,577	89,895,003	0.491%	1/17/2018	(20,350,099)
BNP Paribas	iShares MSCI Emerging Markets ETF	283,575	10,287,692	0.491%	2/21/2018	(1,058,791)
Citibank N.A.	iShares MSCI Emerging Markets ETF	583,610	22,915,985	0.341%	3/22/2018	(461,412)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,088,550	41,866,879	0.541%	3/26/2018	(1,712,455)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	880,113	34,650,049	0.241%	5/10/2018	(602,431)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	33,802	1,311,856	0.738%	5/25/2018	(41,956)
BNP Paribas	iShares MSCI Emerging Markets ETF	479,166	16,769,579	0.491%	7/18/2018	(2,405,530)
			$295,224,717			$(30,483,882)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 54.8%
1,790,056	iShares MSCI India ETF	$57,424,996
	TOTAL INVESTMENT COMPANIES (Cost $51,331,913)	$57,424,996
SHORT TERM INVESTMENTS - 26.5%
Money Market Funds - 26.5%
11,296,368	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$11,296,368
8,286,327	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	8,286,327
8,153,280	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	8,153,280
6	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	6
	TOTAL SHORT TERM INVESTMENTS (Cost $27,735,981) (b)	$27,735,981
	TOTAL INVESTMENTS (Cost $79,067,894) - 81.3%	$85,160,977
	Other Assets in Excess of Liabilities - 18.7%	19,646,355
	TOTAL NET ASSETS - 100.0%	$104,807,332

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,735,981.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares MSCI India ETF	4,389,750	$117,959,203	(1.391%)	2/5/2018	$22,385,533
UBS Securities LLC	iShares MSCI India ETF	1,856,920	54,313,204	(1.541%)	3/5/2018	5,086,778
Citibank N.A.	iShares MSCI India ETF	1,764,459	56,180,257	(1.191%)	3/22/2018	394,969
			$228,452,664			$27,867,280

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Japan Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.6%
72,000	iShares MSCI Japan ETF	$3,733,920
	TOTAL INVESTMENT COMPANIES (Cost $3,674,088)	$3,733,920
SHORT TERM INVESTMENTS - 38.8%
Money Market Funds - 38.8%
2,109,457	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$2,109,457
812,900	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	812,900
	TOTAL SHORT TERM INVESTMENTS (Cost $2,922,357) (b)	$2,922,357
	TOTAL INVESTMENTS (Cost $6,596,445) - 88.4%	$6,656,277
	Other Assets in Excess of Liabilities - 11.6%	873,622
	TOTAL NET ASSETS - 100.0%	$7,529,899

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,922,357.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares MSCI Japan ETF	203,025	$10,262,781	(1.191%)	2/16/2018	$331,727
Credit Suisse International	iShares MSCI Japan ETF	102,905	5,314,831	(1.291%)	3/27/2018	14,960
BNP Paribas	iShares MSCI Japan ETF	13,638	687,810	(1.241%)	7/18/2018	17,092
BNP Paribas	iShares MSCI Japan ETF	39,019	1,989,978	(1.241%)	8/15/2018	27,926
BNP Paribas	iShares MSCI Japan ETF	3,315	171,022	(1.241%)	9/19/2018	485
BNP Paribas	iShares MSCI Japan ETF	1,690	86,326	(1.241%)	10/17/2018	1,256
			$18,512,748			$393,446

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 54.2%
48,000	iShares MSCI South Korea Capped ETF	$2,980,800
	TOTAL INVESTMENT COMPANIES (Cost $2,741,760)	$2,980,800
SHORT TERM INVESTMENTS - 21.5%
Money Market Funds - 21.5%
85	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$85
1,183,368	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,183,368
	TOTAL SHORT TERM INVESTMENTS (Cost $1,183,453) (b)	$1,183,453
	TOTAL INVESTMENTS (Cost $3,925,213) - 75.7%	$4,164,253
	Assets in Excess of Liabilities - 24.3%	1,333,425
	TOTAL NET ASSETS - 100.0%	$5,497,678

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,183,453.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	217,588	$13,344,226	(1.291%)	4/20/2018	$149,289

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.0%
4,039,904	Market Vectors® Russia ETF	$84,353,196
	TOTAL INVESTMENT COMPANIES (Cost $86,872,786)	$84,353,196
SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 36.3%
22,258,008	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$22,258,008
11,105,398	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	11,105,398
13,430,261	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	13,430,261
15,810,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	15,810,000
	TOTAL SHORT TERM INVESTMENTS (Cost $62,603,667) (b)	$62,603,667
	TOTAL INVESTMENTS (Cost $149,476,453) - 85.3%	$146,956,863
	Other Assets in Excess of Liabilities - 14.7%	25,393,477
	TOTAL NET ASSETS - 100.0%	$172,350,340

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,603,667.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	VanEck VectorsTM Russia ETF	2,581,840	$40,507,988	(1.341%)	9/20/2017	$12,969,559
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	5,252,050	112,107,531	(1.491%)	11/20/2017	(2,838,583)
Citibank N.A.	VanEck VectorsTM Russia ETF	4,857,628	102,547,747	(1.491%)	2/20/2018	(1,463,890)
Credit Suisse International	VanEck VectorsTM Russia ETF	5,017,067	102,798,243	(1.441%)	2/20/2018	1,893,538
Bank of America Merrill Lynch	VanEck VectorsTM Russia ETF	3,014,485	62,791,723	(1.438%)	4/25/2018	68,170
			$420,753,232			$10,628,794

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.3%
Money Market Funds - 88.3%
6,482,559	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$6,482,559
7,716,201	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	7,716,201
10,038,235	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	10,038,235
4,840,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	4,840,000
	TOTAL SHORT TERM INVESTMENTS (Cost $29,076,995) (b)	$29,076,995
	TOTAL INVESTMENTS (Cost $29,076,995) - 88.3%	$29,076,995
	Other Assets in Excess of Liabilities - 11.7%	3,844,967
	TOTAL NET ASSETS - 100.0%	$32,921,962

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,076,995.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	VanEck VectorsTM Russia ETF	554,300	$9,515,428	0.591%	12/19/2017	$(2,037,853)
Bank of America Merrill Lynch	VanEck VectorsTM Russia ETF	703,156	13,361,631	0.688%	12/20/2017	(1,529,791)
Credit Suisse International	VanEck VectorsTM Russia ETF	517,961	10,414,019	0.841%	3/14/2018	(398,887)
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	859,516	18,178,764	0.491%	3/23/2018	245,456
Citibank N.A.	VanEck VectorsTM Russia ETF	1,470,733	30,167,739	0.491%	4/19/2018	(527,332)
BNP Paribas	VanEck VectorsTM Russia ETF	624,501	11,076,432	0.591%	5/16/2018	(1,943,746)
			$92,714,013			$(6,192,153)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 58.1%
4,540,082	Energy Select Sector SPDR® Fund	$307,999,163
	TOTAL INVESTMENT COMPANIES (Cost $326,863,098)	$307,999,163
SHORT TERM INVESTMENTS - 53.5%
Money Market Funds - 53.5%
60,260,607	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$60,260,607
81,339,820	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	81,339,820
54,270,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	54,270,000
63,759,941	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	63,759,941
24,224,918	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	24,224,918
	TOTAL SHORT TERM INVESTMENTS (Cost $283,855,286) (b)	$283,855,286
	TOTAL INVESTMENTS (Cost $610,718,384) - 111.6%	$591,854,449
	Other Liabilities in Excess of Assets - (11.6)%	(61,742,846)
	TOTAL NET ASSETS - 100.0%	$530,111,603

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $283,855,286.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Energy Select Sector Index	428,225	$314,230,425	(1.291%)	5/23/2017	$(21,181,427)
Bank of America Merrill Lynch	Energy Select Sector Index	300,000	208,857,407	(1.408%)	5/25/2017	(3,566,195)
BNP Paribas	Energy Select Sector Index	15,152	8,459,690	(1.441%)	8/16/2017	2,082,363
Credit Suisse International	Energy Select Sector Index	253,831	175,584,030	(1.291%)	9/18/2017	(2,840,509)
BNP Paribas	Energy Select Sector Index	84,848	46,898,080	(1.441%)	9/20/2017	12,076,188
UBS Securities LLC	Energy Select Sector Index	300,000	221,236,678	(1.241%)	11/3/2017	(16,784,674)
Morgan Stanley Capital Services	Energy Select Sector Index	100,000	75,430,083	(1.391%)	1/2/2018	(7,191,453)
Citibank N.A.	Energy Select Sector Index	402,000	277,798,080	(1.341%)	4/19/2018	(4,449,328)
			$1,328,494,473			$(41,855,035)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.3%
Money Market Funds - 60.3%
4,483	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$4,483
24,910,000	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	24,910,000
6,792	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	6,792
	TOTAL SHORT TERM INVESTMENTS (Cost $24,921,275) (b)	$24,921,275
	TOTAL INVESTMENTS (Cost $24,921,275) - 60.3%	$24,921,275
	Other Assets in Excess of Liabilities - 39.7%	16,414,828
	TOTAL NET ASSETS - 100.0%	$41,336,103

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,921,275.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	182,197	$124,048,411	0.798%	5/21/2018	$32,239

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 58.9%
Accommodation - 0.2%
131,661	Host Hotels & Resorts, Inc.	$2,363,315
20,319	Park Hotels & Resorts, Inc.	521,589
		2,884,904
Administrative and Support Services - 3.9%
21,055	Broadridge Financial Solutions, Inc.	1,472,587
97,500	Colony NorthStar, Inc.	1,274,325
20,878	CoreCivic, Inc.	719,247
4,652	Donnelley Financial Solutions, Inc. (a)	103,367
21,190	Equifax, Inc.	2,867,219
46,540	Iron Mountain, Inc.	1,617,730
30,303	Moody's Corp.	3,585,451
53,914	Navient Corp.	819,493
202,751	PayPal Holdings, Inc. (a)	9,675,278
29,690	Total System Services, Inc.	1,701,534
9,471	TransUnion (a)	379,124
341,634	Visa, Inc. Class A	31,163,853
		55,379,208
Amusement, Gambling, and Recreation Industries - 0.2%
27,421	Global Payments, Inc.	2,241,941
Computer and Electronic Product Manufacturing - 0.1%
15,001	CoreLogic, Inc. (a)	641,143
Credit Intermediation and Related Activities - 23.6%
79,375	Ally Financial, Inc.	1,571,625
135,634	American Express Co.	10,748,994
26,219	Ameriprise Financial, Inc.	3,352,099
26,652	Associated Banc-Corp	663,635
1,842,794	Bank of America Corp.	43,010,812
7,582	Bank of Hawaii Corp.	617,781
187,582	Bank of New York Mellon Corp.	8,827,609
17,731	BankUnited, Inc.	625,727
145,651	BB&T Corp.	6,289,210
4,587	BOK Financial Corp.	386,638
86,115	Capital One Financial Corp.	6,921,924
35,595	CIT Group, Inc.	1,648,404
497,227	Citigroup, Inc.	29,396,060
94,757	Citizens Financial Group, Inc.	3,478,529
31,206	Comerica, Inc.	2,206,264
15,591	Commerce Bancshares, Inc.	856,725
1,476	Credit Acceptance Corp. (a)	299,997
69,352	Discover Financial Services	4,340,742
25,638	East West Bancorp, Inc.	1,391,374
8,904	Euronet Worldwide, Inc. (a)	735,648
58,094	Fidelity National Information Services, Inc.	4,890,934
136,753	Fifth Third Bancorp	3,340,876
4,345	First Hawaiian, Inc.	129,351
41,180	First Horizon National Corp.	755,653
27,445	First Republic Bank	2,537,565
16,377	FleetCor Technologies, Inc. (a)	2,311,450
192,338	Huntington Bancshares, Inc.	2,473,467
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
652,698	JPMorgan Chase & Co.	$56,784,726
192,892	KeyCorp	3,518,350
26,745	M&T Bank Corp.	4,156,440
172,759	MasterCard, Inc. Class A	20,095,327
84,834	New York Community Bancorp, Inc.	1,127,444
37,037	Northern Trust Corp.	3,333,330
9,458	OneMain Holdings, Inc. (a)	220,561
21,204	PacWest Bancorp	1,047,266
59,778	People's United Financial, Inc.	1,044,322
89,473	PNC Financial Services Group, Inc.	10,714,392
18,298	Popular, Inc.	766,869
226,892	Regions Financial Corp.	3,119,765
18,845	Santander Consumer USA Holdings, Inc. (a)	240,085
9,445	Signature Bank (a)	1,307,660
76,115	SLM Corp. (a)	954,482
70,629	State Street Corp.	5,925,773
89,780	SunTrust Banks, Inc.	5,100,402
9,248	SVB Financial Group (a)	1,627,093
149,671	Synchrony Financial	4,160,854
22,237	Synovus Financial Corp.	929,507
28,054	TCF Financial Corp.	463,172
10,203	TFS Financial Corp.	168,758
291,020	U.S. Bancorp	14,923,506
819,297	Wells Fargo & Co.	44,110,950
16,671	Western Alliance Bancorp (a)	798,541
88,006	Western Union Co.	1,747,799
35,971	Zions Bancorporation	1,439,919
		333,636,386
Data Processing, Hosting and Related Services - 0.5%
6,499	Dun & Bradstreet Corp.	712,356
55,915	First Data Corp. (a)	873,392
39,706	Fiserv, Inc. (a)	4,730,573
6,892	WEX, Inc. (a)	699,262
		7,015,583
Forestry and Logging - 0.0% (†)
21,921	Rayonier, Inc.	618,611
Funds, Trusts, and Other Financial Vehicles - 0.1%
59,294	AGNC Investment Corp.	1,249,325
33,495	Chimera Investment Corp.	681,958
		1,931,283
Insurance Carriers and Related Activities - 12.6%
71,997	Aflac, Inc.	5,391,135
2,661	Alleghany Corp. (a)	1,625,073
15,631	Allied World Assurance Co. Holdings AG	829,850
66,973	Allstate Corp.	5,444,235
12,215	American Financial Group, Inc.	1,188,642
182,453	American International Group, Inc.	11,113,212
1,297	American National Insurance Co.	151,645
15,775	Amtrust Financial Services, Inc.	253,189
47,090	Aon PLC	5,643,266
20,495	Arch Capital Group Ltd. (a)	1,987,400
31,370	Arthur J. Gallagher & Co.	1,750,760

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited), continued

April 30, 2017

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
10,735	Aspen Insurance Holdings Ltd.	$561,977
10,164	Assurant, Inc.	978,183
22,120	Assured Guaranty Ltd.	843,436
4,851	Athene Holding Ltd. (a)	258,607
15,196	Axis Capital Holdings Ltd.	1,001,416
339,058	Berkshire Hathaway, Inc. Class B (a)	56,015,772
20,796	Brown & Brown, Inc.	892,148
82,832	Chubb Limited	11,368,692
26,810	Cincinnati Financial Corp.	1,932,733
4,838	CNA Financial Corp.	218,968
4,347	Erie Indemnity Co. Class A	538,246
7,494	Everest Re Group Ltd.	1,886,315
19,045	First American Financial Corp.	826,743
46,943	FNF Group	1,922,316
7,559	Hanover Insurance Group, Inc.	667,233
65,910	Hartford Financial Services Group, Inc.	3,187,408
40,244	Lincoln National Corp.	2,653,287
50,100	Loews Corp.	2,335,662
2,429	Markel Corp. (a)	2,355,158
93,372	Marsh & McLennan Companies, Inc.	6,921,666
4,867	Mercury General Corp.	299,272
166,648	MetLife, Inc.	8,634,033
43,194	Old Republic International Corp.	893,252
47,864	Principal Financial Group, Inc.	3,117,382
9,388	ProAssurance Corp.	581,117
104,082	Progressive Corp.	4,134,137
79,177	Prudential Financial, Inc.	8,474,314
11,412	Reinsurance Group of America, Inc.	1,426,956
7,557	RenaissanceRe Holdings Ltd.	1,074,379
21,243	Torchmark Corp.	1,629,551
52,286	Travelers Companies, Inc.	6,361,115
42,551	Unum Group	1,971,388
13,428	Validus Holdings Ltd.	742,300
33,950	Voya Financial, Inc.	1,269,051
17,117	W.R. Berkley Corp.	1,163,614
758	White Mountains Insurance Group Ltd.	651,076
47,048	XL Group Ltd.	1,968,959
		177,136,269
Management of Companies and Enterprises - 0.1%
9,492	Cullen/Frost Bankers, Inc.	895,950
Professional, Scientific, and Technical Services - 0.5%
9,796	Alliance Data Systems Corp.	2,445,375
7,156	FactSet Research System, Inc.	1,168,289
14,072	Jack Henry & Associates, Inc.	1,363,858
15,353	LPL Investment Holdings, Inc.	645,440
14,661	Lamar Advertising Co.	1,056,618
24,675	Outfront Media, Inc.	645,498
		7,325,078
Shares		Fair Value
Publishing Industries (except Internet) - 0.0% (†)
9,235	Square, Inc. (a)	$168,446
Real Estate - 9.3%
15,700	Alexandria Real Estate Equities, Inc.	1,766,407
23,350	American Campus Communities, Inc.	1,106,556
29,733	American Homes 4 Rent	685,346
75,504	American Tower Corp.	9,508,974
181,989	Annaly Capital Management, Inc.	2,149,290
27,837	Apartment Investment & Management Co. Class A	1,217,590
29,354	Apple Hospitality REIT, Inc.	549,800
24,535	AvalonBay Communities, Inc.	4,657,724
27,395	Boston Properties, Inc.	3,468,207
30,738	Brandywine Realty Trust	521,624
34,183	Brixmor Property Group, Inc.	675,114
15,271	Camden Property Trust	1,257,261
14,984	Care Capital Properties, Inc.	402,620
53,618	CBRE Group, Inc. Class A (a)	1,920,061
22,097	Columbia Property Trust, Inc.	497,182
16,869	Corporate Office Properties Trust	552,291
31,708	CubeSmart	803,481
16,088	DCT Industrial Trust, Inc.	813,409
54,985	DDR Corp.	594,388
28,457	Digital Realty Trust, Inc.	3,268,002
24,988	Douglas Emmett, Inc.	941,298
61,873	Duke Realty Corp.	1,715,738
11,276	EPR Properties	819,878
21,678	Empire State Realty Trust, Inc.	450,902
21,806	Equity Commonwealth (a)	697,574
13,647	Equity Lifestyle Properties, Inc.	1,104,179
63,787	Equity Residential	4,119,364
11,666	Essex Property Trust, Inc.	2,851,987
21,545	Extra Space Storage, Inc.	1,627,294
12,630	Federal Realty Investment Trust	1,653,141
40,818	Forest City Realty Trust, Inc.	922,487
103,033	GGP, Inc.	2,226,543
33,454	Gaming & Leisure Properties, Inc.	1,164,199
83,680	HCP, Inc.	2,623,368
24,160	Healthcare Trust of America, Inc. Class A	770,462
17,112	Highwoods Properties, Inc.	870,659
28,694	Hospitality Properties Trust	913,330
6,463	Howard Hughes Corp. (a)	795,660
15,898	Invitation Homes, Inc. (a)	342,602
8,037	Jones Lang LaSalle, Inc.	923,130
17,118	Kilroy Realty Corp.	1,207,333
72,180	Kimco Realty Corp.	1,464,532
26,117	Liberty Property Trust	1,059,567
8,165	Life Storage, Inc.	640,054
25,657	Macerich Co.	1,601,767
66,102	MFA Financial, Inc.	549,308
20,139	Mid-America Apartment Communities, Inc.	1,997,990
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited), continued

April 30, 2017

Shares		Fair Value
Real Estate (continued)
25,528	National Retail Properties, Inc.	$1,077,792
32,906	Omega Healthcare Investors, Inc.	1,085,898
32,199	Paramount Group, Inc.	528,064
25,875	Piedmont Office Realty Trust, Inc. Class A	565,369
93,436	Prologis, Inc.	5,083,853
26,427	Public Storage	5,533,285
16,733	Quality Care Properties, Inc. (a)	290,317
25,843	Realogy Holdings Corp.	789,504
48,530	Realty Income Corp.	2,831,726
25,787	Regency Centers Corp.	1,629,223
42,434	Retail Properties of America, Inc. Class A	566,070
42,068	Senior Housing Properties Trust	905,303
55,144	Simon Property Group, Inc.	9,113,097
17,438	SL Green Realty Corp.	1,829,769
85,696	Spirit Reality Capital, Inc.	807,256
44,695	Starwood Property Trust, Inc.	1,014,130
11,966	Sun Communities, Inc.	1,000,477
16,659	Tanger Factory Outlet Centers, Inc.	519,594
10,460	Taubman Centers, Inc.	654,273
61,795	Two Harbors Investment Corp.	617,332
47,400	UDR, Inc.	1,769,916
21,821	UNITI Group, Inc.	599,205
60,474	Ventas, Inc.	3,870,941
173,127	VEREIT, Inc.	1,449,073
30,716	Vornado Realty Trust	2,956,108
20,806	Weingarten Realty Investors	681,813
63,917	Welltower, Inc.	4,566,230
132,712	Weyerhaeuser Co.	4,494,955
18,506	WP Carey Inc.	1,158,476
9,141	Zillow Group, Inc. Class A (a)	351,837
18,319	Zillow Group, Inc. Class C (a)	714,441
		131,525,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.6%
10,142	Affiliated Managers Group	1,679,414
7,557	Artisan Partners Asset Management, Inc.	221,420
22,392	BlackRock, Inc.	8,611,292
14,471	CBOE Holdings, Inc.	1,192,555
208,731	Charles Schwab Corp.	8,109,199
60,510	CME Group, Inc.	7,030,657
49,914	E*TRADE Financial Corp. (a)	1,724,529
19,601	Eaton Vance Corp.	841,471
16,690	Federated Investors, Inc. Class B	447,626
64,548	Franklin Resources, Inc.	2,782,664
69,134	Goldman Sachs Group, Inc.	15,472,189
11,302	Interactive Brokers Group, Inc. Class A	393,649
105,362	IntercontinentalExchange, Inc.	6,342,792
73,574	Invesco Ltd.	2,423,528
22,772	Lazard Ltd. Class A	977,830
17,371	Legg Mason, Inc.	649,328
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
6,541	MarketAxess Holdings, Inc.	$1,259,273
255,724	Morgan Stanley	11,090,750
3,186	Morningstar, Inc.	232,992
15,400	MSCI, Inc. Class A	1,544,928
20,038	NASDAQ OMX Group, Inc.	1,380,017
22,593	Raymond James Financial, Inc.	1,683,630
47,206	S&P Global, Inc.	6,334,573
22,822	SEI Investments Co.	1,157,304
28,671	Store Capital Corp.	687,817
43,424	T. Rowe Price Group, Inc.	3,078,327
44,457	TD Ameritrade Holding Corp.	1,701,369
53,686	Thomson Reuters Corp.	2,438,955
27,703	Vantiv, Inc. Class A (a)	1,718,694
		93,208,772
Telecommunications - 1.1%
64,266	Crown Castle International Corp.	6,079,563
13,940	CyrusOne, Inc.	761,682
13,468	Equinix, Inc.	5,625,584
22,261	SBA Communications Corp. (a)	2,815,794
		15,282,623
Wood Product Manufacturing - 0.1%
58,766	Leucadia National Corp.	1,492,069
	TOTAL COMMON STOCKS (Cost $842,703,698)	$831,383,266
SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
158,817,312	Dreyfus Treasury Prime Cash Management, 0.58% (b)	$158,817,312
310,866	Fidelity Investments Money Market Government Portfolio, 0.60% (b)	310,866
103,511,740	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (b)	103,511,740
155,993,942	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (b)	155,993,942
	TOTAL SHORT TERM INVESTMENTS (Cost $418,633,860)	$418,633,860
	TOTAL INVESTMENTS - 88.6% (Cost $1,261,337,558)	$1,250,017,126
	Other Assets in Excess of Liabilities - 11.4%	161,025,677
	TOTAL NET ASSETS - 100.0%	$1,411,042,803

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $418,633,860.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts (Unaudited), continued

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	165,000	$245,891,245	(1.091%)	11/3/2017	$9,806,588
Citibank N.A.	Russell 1000® Financial Services Index	524,373	794,086,442	(1.391%)	2/20/2018	17,084,819
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	415,523	623,953,579	(1.588%)	2/23/2018	18,677,713
Credit Suisse International	Russell 1000® Financial Services Index	489,336	763,454,131	(1.381%)	3/18/2019	(7,504,021)
Deutsche Bank AG London	Russell 1000® Financial Services Index	437,570	670,828,941	(1.441%)	5/18/2018	4,812,305
BNP Paribas	Russell 1000® Financial Services Index	46,830	71,380,137	(1.191%)	7/18/2018	1,111,664
BNP Paribas	Russell 1000® Financial Services Index	124,211	189,146,602	(1.191%)	8/15/2018	3,077,907
			$3,358,741,077			$47,066,975

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.8%
Money Market Funds - 67.8%
11,313	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$11,313
40,952,059	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	40,952,059
122,232,191	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	122,232,191
	TOTAL SHORT TERM INVESTMENTS (Cost $163,195,563) (b)	$163,195,563
	TOTAL INVESTMENTS (Cost $163,195,563) - 67.8%	$163,195,563
	Other Assets in Excess of Liabilities - 32.2%	77,479,284
	TOTAL NET ASSETS - 100.0%	$240,674,847

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $163,195,563.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	165,000	$246,279,973	0.891%	11/10/2017	$(9,399,551)
Credit Suisse International	Russell 1000® Financial Services Index	131,516	201,494,829	0.801%	3/13/2018	(1,674,615)
BNP Paribas	Russell 1000® Financial Services Index	16,360	24,786,428	0.791%	7/18/2018	(595,717)
BNP Paribas	Russell 1000® Financial Services Index	154,681	235,653,104	0.791%	8/15/2018	(4,050,796)
			$708,214,334			$(15,720,679)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 37.2%
28,668,713	VanEck VectorsTM Gold Miners ETF	$637,305,490
	TOTAL INVESTMENT COMPANIES (Cost $658,690,997)	$637,305,490
SHORT TERM INVESTMENTS - 68.3%
Money Market Funds - 68.3%
244,809,769	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$244,809,769
273,983,208	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	273,983,208
490,742,662	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	490,742,662
43,750,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	43,750,000
Shares		Fair Value
Money Market Funds (continued)
118,312,754	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	$118,312,754
	TOTAL SHORT TERM INVESTMENTS (Cost $1,171,598,393) (b)	$1,171,598,393
	TOTAL INVESTMENTS (Cost $1,830,289,390) - 105.5%	$1,808,903,883
	Liabilities in Excess of Other Assets - (5.5)%	(94,658,895)
	TOTAL NET ASSETS - 100.0%	$1,714,244,988

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,171,598,393.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	VanEck VectorsTM Gold Miners ETF	23,302,360	$591,331,667	(1.621%)	1/29/2018	$(76,320,767)
Deutsche Bank AG London	VanEck VectorsTM Gold Miners ETF	27,565,953	645,716,727	(1.541%)	2/16/2018	(33,512,067)
UBS Securities LLC	VanEck VectorsTM Gold Miners ETF	38,822,555	970,635,354	(1.741%)	3/6/2018	(110,892,818)
Citibank N.A.	VanEck VectorsTM Gold Miners ETF	39,843,701	915,608,249	(1.741%)	4/19/2018	(31,908,400)
Morgan Stanley Capital Services	VanEck VectorsTM Gold Miners ETF	6,000,000	138,942,783	(2.041%)	4/24/2018	(5,833,626)
Bank of America Merrill Lynch	VanEck VectorsTM Gold Miners ETF	6,500,000	148,265,000	(1.438%)	4/25/2018	(3,964,929)
Solactive Custom Gold UBS Securities LLC	Miners Index	410,000	272,641,990	(1.731%)	5/18/2018	(16,470,714)
Morgan Stanley Solactive Custom Gold Capital Services	Miners Index	475,000	301,382,765	(0.791%)	5/22/2018	(4,466,474)
iShares MSCI Global Gold Citibank N.A.	Miners ETF	1,700,000	32,317,012	(1.791%)	5/24/2018	(1,250,163)
iShares MSCI Global Gold UBS Securities LLC	Miners ETF	1,750,000	31,817,022	(1.842%)	5/25/2018	166,691
Credit Suisse iShares MSCI Global Gold International	Miners ETF	1,700,000	30,994,499	(1.645%)	5/29/2018	80,268
Credit Suisse Solactive Custom Gold International	Miners Index	285,000	178,093,310	(1.593%)	6/1/2018	59,604
BNP Paribas	VanEck VectorsTM Gold Miners ETF	6,360,078	136,012,866	(1.891%)	6/20/2018	4,602,387
BNP Paribas	VanEck VectorsTM Gold Miners ETF	8,151,820	177,419,080	(1.891%)	7/18/2018	2,955,881
BNP Paribas	VanEck VectorsTM Gold Miners ETF	4,000,000	101,620,320	(1.891%)	8/15/2018	(13,074,231)
BNP Paribas	VanEck VectorsTM Gold Miners ETF	1,000,000	24,374,874	(1.891%)	9/19/2018	(2,220,534)
BNP Paribas	VanEck VectorsTM Gold Miners ETF	4,000,000	91,428,282	(1.891%)	10/17/2018	(2,661,852)
			$4,788,601,800			$(294,711,744)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.5%
Money Market Funds - 72.5%
39,089,952	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$39,089,952
68,438,423	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	68,438,423
53,862,628	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	53,862,628
25,670,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	25,670,000
	TOTAL SHORT TERM INVESTMENTS (Cost $187,061,003) (b)	$187,061,003
	TOTAL INVESTMENTS (Cost $187,061,003) - 72.5%	$187,061,003
	Other Assets in Excess of Liabilities - 27.5%	71,017,405
	TOTAL NET ASSETS - 100.0%	$258,078,408

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $187,061,003.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	VanEck VectorsTM Gold Miners ETF	5,560,320	$145,344,423	0.791%	9/22/2017	$21,934,060
UBS Securities LLC	VanEck VectorsTM Gold Miners ETF	9,861,646	230,066,617	0.991%	11/20/2017	11,216,968
Citibank N.A.	VanEck VectorsTM Gold Miners ETF	6,658,851	149,958,862	0.841%	3/12/2018	1,989,125
Deutsche Bank AG London	VanEck VectorsTM Gold Miners ETF	4,704,052	104,810,348	0.841%	4/2/2018	250,859
Bank of America Merrill Lynch	VanEck VectorsTM Gold Miners ETF	4,500,000	102,645,000	0.938%	4/25/2018	2,697,905
BNP Paribas	VanEck VectorsTM Gold Miners ETF	2,327,795	58,858,162	0.941%	8/15/2018	7,220,538
BNP Paribas	VanEck VectorsTM Gold Miners ETF	1,000,000	21,635,672	0.941%	9/19/2018	(565,421)
BNP Paribas	VanEck VectorsTM Gold Miners ETF	218,791	5,013,687	0.941%	10/17/2018	154,389
			$818,332,771			$44,898,423

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 53.2%
1,116,178	Health Care Select Sector SPDR® Fund	$84,271,439
	TOTAL INVESTMENT COMPANIES (Cost $80,629,004)	$84,271,439
SHORT TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%
22,718	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$22,718
5	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	5
13,050,487	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	13,050,487
35,070,031	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	35,070,031
	TOTAL SHORT TERM INVESTMENTS (Cost $48,143,241) (b)	$48,143,241
	TOTAL INVESTMENTS (Cost $128,772,245) - 83.6%	$132,414,680
	Other Assets in Excess of Liabilities - 16.4%	25,933,150
	TOTAL NET ASSETS - 100.0%	$158,347,830

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,143,241.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Health Care Select Sector Index	197,491	$138,835,006	(1.341%)	8/7/2017	$11,047,730
UBS Securities LLC	Health Care Select Sector Index	118,722	88,016,107	(1.341%)	11/24/2017	1,937,576
Bank of America Merrill Lynch	Health Care Select Sector Index	199,672	140,259,307	(1.488%)	1/26/2018	11,340,199
			$367,110,420			$24,325,505

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.1%
Money Market Funds - 82.1%
122,143	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$122,143
292,513	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	292,513
101,431	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	101,431
580,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	580,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,096,087) (b)	$1,096,087
	TOTAL INVESTMENTS (Cost $1,096,087) - 82.1%	$1,096,087
	Other Assets in Excess of Liabilities - 17.9%	239,500
	TOTAL NET ASSETS - 100.0%	$1,335,587

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,096,087.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Health Care Select Sector Index	849	$608,575	0.791%	7/6/2017	$(38,928)
Credit Suisse International	Health Care Select Sector Index	1,886	1,399,972	0.641%	8/7/2017	(36,043)
UBS Securities LLC	Health Care Select Sector Index	451	335,217	0.941%	11/30/2017	(6,375)
Bank of America Merrill Lynch	Health Care Select Sector Index	2,104	1,465,848	0.988%	1/26/2018	(131,781)
			$3,809,612			$(213,127)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.3%
124,500	iShares U.S. Home Construction ETF	$4,025,085
	TOTAL INVESTMENT COMPANIES (Cost $3,886,520)	$4,025,085
SHORT TERM INVESTMENTS - 45.9%
Money Market Funds - 45.9%
1,610,800	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$1,610,800
1,071,328	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,071,328
991,501	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	991,501
	TOTAL SHORT TERM INVESTMENTS (Cost $3,673,629) (b)	$3,673,629
	TOTAL INVESTMENTS (Cost $7,560,149) - 96.2%	$7,698,714
	Other Assets in Excess of Liabilities - 3.8%	309,008
	TOTAL NET ASSETS - 100.0%	$8,007,722

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,673,629.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	881	$4,548,876	(1.191%)	5/19/2017	$530,218
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	751	3,848,092	(1.238%)	1/26/2018	479,991
Citibank N.A.	Dow Jones U.S. Select Home Construction Index	1,324	7,499,998	(1.391%)	3/16/2018	130,871
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	492	2,390,552	(1.391%)	3/19/2018	442,801
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	20	100,878	(1.238%)	6/26/2018	14,358
			$18,388,396			$1,598,239

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.8%
Money Market Funds - 79.8%
966,300	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$966,300
744,034	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	744,034
774	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	774
470,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	470,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,181,108) (b)	$2,181,108
	TOTAL INVESTMENTS (Cost $2,181,108) - 79.8%	$2,181,108
	Other Assets in Excess of Liabilities - 20.2%	551,824
	TOTAL NET ASSETS - 100.0%	$2,732,932

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,181,108.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	242	$1,222,912	0.538%	7/26/2017	$(174,100)
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	157	809,929	0.491%	10/12/2017	(96,649)
Citibank N.A.	Dow Jones U.S. Select Home Construction Index	823	4,646,898	0.741%	12/1/2017	(99,300)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	200	1,055,599	0.441%	3/19/2018	(108,420)
			$7,735,338			$(478,469)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 16.9%
4,337,733	VanEck VectorsTM Junior Gold Miners ETF	$139,805,135
	TOTAL INVESTMENT COMPANIES (Cost $152,724,871)	$139,805,135
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%
150,571,757	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$150,571,757
344,641,478	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	344,641,478
303,463,480	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	303,463,480
Shares		Fair Value
Money Market Funds (continued)
86,559,160	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.61% (a)	$86,559,160
	TOTAL SHORT TERM INVESTMENTS (Cost $885,235,875) (b)	$885,235,875
	TOTAL INVESTMENTS - 123.8% (Cost $1,037,960,746)	$1,025,041,010
	Liabilities in Excess of Other Assets - (23.8)%	(197,268,548)
	TOTAL NET ASSETS - 100.0%	$827,772,462

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $885,235,875.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities, LLC	VanEck VectorsTM Junior Gold Miners ETF	9,945,920	$350,745,054	(1.741%)	11/17/2017	$(28,563,213)
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	8,239,510	319,393,879	(1.291%)	1/5/2018	(49,323,441)
Morgan Stanley VanEck VectorsTM Junior Capital Services	Gold Miners ETF	4,475,659	169,672,233	(1.891%)	2/21/2018	(26,172,519)
Deutsche Bank AG London	Solactive Custom Gold Miners Index	180,000	111,455,116	(1.695%)	3/6/2018	1,066,773
Deutsche Bank AG London	Sprott Junior Gold Miners ETF	500,000	15,868,810	(1.592%)	3/6/2018	233,520
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	9,650,005	356,729,811	(1.541%)	3/6/2018	(46,056,452)
Credit Suisse International	Sprott Junior Gold Miners ETF	400,000	12,925,939	(1.595%)	3/7/2018	(41,952)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	19,681,022	741,560,399	(1.541%)	3/7/2018	(108,776,965)
UBS Securities, LLC	Solactive Custom Gold Miners Index	100,000	65,748,122	(1.728%)	5/18/2018	(3,257,046)
Citibank N.A.	Sprott Junior Gold Miners ETF	600,000	20,052,170	(1.791%)	5/24/2018	(731,852)
UBS Securities, LLC	Sprott Junior Gold Miners ETF	520,000	16,854,436	(1.841%)	5/24/2018	(109,561)
Morgan Stanley Solactive Custom Gold Capital Services	Miners Index	130,000	81,069,010	(0.792%)	5/29/2018	194,244
Credit Suisse International	Sprott Junior Gold Miners ETF	100,000	3,170,575	(1.595%)	6/1/2018	50,017
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	9,154,433	387,140,971	(1.891%)	8/15/2018	(93,531,366)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	1,500,000	63,192,636	(1.891%)	9/19/2018	(15,060,032)
			$2,715,579,161			$(370,079,845)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.2%
Money Market Funds - 77.2%
15,123,621	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$15,123,621
35,722,539	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	35,722,539
27,432,757	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	27,432,757
13,146,870	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	13,146,870
	TOTAL SHORT TERM INVESTMENTS (Cost $91,425,787) (b)	$91,425,787
	TOTAL INVESTMENTS (Cost $91,425,787) - 77.2%	$91,425,787
	Other Assets in Excess of Liabilities - 22.8%	27,002,068
	TOTAL NET ASSETS - 100.0%	$118,427,855

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $91,425,787.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	1,496,936	$75,455,002	0.641%	7/10/2017	$25,133,800
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	1,500,000	46,700,658	1.141%	1/10/2018	(2,271,214)
UBS Securities LLC	VanEck VectorsTM Junior Gold Miners ETF	2,102,496	72,959,759	0.991%	2/23/2018	5,314,369
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	1,874,923	66,622,245	0.641%	4/9/2018	6,224,376
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	1,969,643	63,491,765	0.592%	5/24/2018	15,394
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	580,147	21,345,140	0.941%	7/18/2018	2,694,497
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	1,500,000	50,547,389	0.941%	9/19/2018	874,142
			$397,121,958			$37,985,364

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 12.4%
103,605	Vanguard REIT ETF	$8,577,458
	TOTAL INVESTMENT COMPANIES (Cost $8,811,781)	$8,577,458
SHORT TERM INVESTMENTS - 57.7%
Money Market Funds - 57.7%
1,425,885	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$1,425,885
24,707,931	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	24,707,931
11,800,578	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	11,800,578
2,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	2,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $39,934,394) (b)	$39,934,394
	TOTAL INVESTMENTS (Cost $48,746,175) - 70.1%	$48,511,852
	Other Assets in Excess of Liabilities - 29.9%	20,655,476
	TOTAL NET ASSETS - 100.0%	$69,167,328

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $39,934,394.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	MSCI US REIT IndexSM	2,164	$2,544,729	(1.541%)	1/8/2018	$(60,825)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	6,919	7,986,797	(1.488%)	1/26/2018	8,883
Credit Suisse International	MSCI US REIT IndexSM	55,559	64,113,153	(1.341%)	3/13/2018	(4,867)
Deutsche Bank AG London	MSCI US REIT IndexSM	68,293	77,721,590	(1.191%)	4/16/2018	900,527
BNP Paribas	MSCI US REIT IndexSM	166	182,243	(1.241%)	6/20/2018	10,926
BNP Paribas	MSCI US REIT IndexSM	17,281	19,902,332	(1.241%)	7/18/2018	84,537
BNP Paribas	MSCI US REIT IndexSM	19,880	22,861,258	(1.241%)	8/15/2018	115,205
BNP Paribas	MSCI US REIT IndexSM	678	786,230	(1.241%)	8/15/2018	(2,070)
BNP Paribas	MSCI US REIT IndexSM	2,402	2,861,042	(1.241%)	9/19/2018	(88,815)
			$198,959,374			$963,501

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.1%
Money Market Funds - 62.1%
9,949,990	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$9,949,990
2,761,988	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	2,761,988
1,019,929	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,019,929
1,170,023	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	1,170,023
	TOTAL SHORT TERM INVESTMENTS (Cost $14,901,930) (b)	$14,901,930
	TOTAL INVESTMENTS (Cost $14,901,930) - 62.1%	$14,901,930
	Other Assets in Excess of Liabilities - 37.9%	9,102,996
	TOTAL NET ASSETS - 100.0%	$24,004,926

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $14,901,930.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	7,993	$9,116,601	0.041%	11/8/2017	$(123,771)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,881	3,354,351	0.091%	4/16/2018	43,486
Bank of America Merrill Lynch	MSCI US REIT IndexSM	3,586	4,072,620	0.288%	4/25/2018	(60,914)
Citibank N.A.	MSCI US REIT IndexSM	45,124	52,594,285	0.741%	5/7/2018	787,502
BNP Paribas	MSCI US REIT IndexSM	1,658	1,909,552	0.341%	7/18/2018	(12,654)
BNP Paribas	MSCI US REIT IndexSM	226	259,665	0.341%	8/15/2018	(2,391)
BNP Paribas	MSCI US REIT IndexSM	1,286	1,494,934	0.341%	9/19/2018	8,570
			$72,802,008			$639,828

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 35.3%
Oil and Gas Extraction - 31.1%
20,627	Anadarko Petroleum Corp.	$1,176,152
48,601	Cabot Oil & Gas Corp.	1,129,487
195,293	Chesapeake Energy Corp. (a)	1,027,241
7,824	Cimarex Energy Co.	912,904
9,254	Concho Resources, Inc. (a)	1,172,112
29,512	Devon Energy Corp.	1,165,429
93,463	Encana Corp.	1,000,054
19,020	Enerplus Corp.	137,134
28,785	Gulfport Energy Corp. (a)	457,106
11,790	Matador Resources Co. (a)	255,607
22,548	Newfield Exploration Co. (a)	780,612
32,189	Noble Energy, Inc.	1,040,670
7,385	PDC Energy, Inc. (a)	407,874
32,361	QEP Resources, Inc. (a)	382,184
34,637	Range Resources Corp.	917,534
23,877	Rice Energy, Inc. (a)	508,341
16,971	SM Energy Co.	383,375
95,130	Southwestern Energy Co. (a)	714,426
4,506	Unit Corp. (a)	96,834
2,007	Vermilion Energy, Inc.	70,646
61,643	WPX Energy, Inc. (a)	735,401
		14,471,123
Support Activities for Mining - 1.5%
23,058	Antero Resources Corp. (a)	488,599
24,850	SRC Energy, Inc. (a)	187,369
		675,968
Utilities - 2.7%
15,075	EQT Corp.	876,461
7,135	National Fuel Gas Co.	395,136
		1,271,597
	TOTAL COMMON STOCKS (Cost $19,309,155)	$16,418,688
MASTER LIMITED PARTNERSHIPS - 6.7%
Oil and Gas Extraction - 1.3%
14,593	Williams Partners LP	$597,291
Pipeline Transportation - 4.9%
9,232	Boardwalk Pipeline Partners LP	167,469
7,296	DCP Midstream Partners LP	276,445
26,288	Enbridge Energy Partners LP	508,410
5,303	EQT Midstream Partners LP	413,846
3,370	Rice Midstream Partners LP	84,991
8,080	Spectra Energy Partners LP	364,812
2,200	TC Pipelines LP	133,166
5,187	Western Gas Partners LP	304,529
		2,253,668
Shares		Fair Value
Utilities - 0.5%
7,327	Antero Midstream Partners LP	$249,265
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,158,133)	$3,100,224
SHORT TERM INVESTMENTS - 61.7%
Money Market Funds - 61.7%
9,217,451	Dreyfus Treasury Securities Cash Management, 0.58% (b)	$9,217,451
8,577,362	Fidelity Investments Money Market Government Portfolio, 0.60% (b)	8,577,362
9,726,209	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (b)	9,726,209
1,155,245	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (b)	1,155,245
	TOTAL SHORT TERM INVESTMENTS (Cost $28,676,267) (c)	$28,676,267
	TOTAL INVESTMENTS - 103.7% (Cost $51,143,555)	$48,195,179
	Liabilities in Excess of Other Assets - (3.7)%	(1,704,363)
	TOTAL NET ASSETS - 100.0%	$46,490,816

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,676,267.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Long Equity Swap Contracts (Unaudited), continued

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,165,547	$34,410,762	(1.191%)	5/19/2017	$(1,642,801)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,190,708	38,318,024	(1.291%)	9/25/2017	(4,847,332)
BNP Paribas	ISE-Revere Natural Gas IndexTM	50,497	1,486,020	(1.241%)	1/16/2018	(60,976)
BNP Paribas	ISE-Revere Natural Gas IndexTM	353,259	10,543,731	(1.241%)	1/17/2018	(578,834)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	694,619	20,828,835	(1.141%)	2/9/2018	(1,306,325)
BNP Paribas	ISE-Revere Natural Gas IndexTM	584,833	18,324,142	(1.241%)	4/18/2018	(1,852,274)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	165,440	4,851,197	(1.341%)	5/18/2018	(199,318)
BNP Paribas	ISE-Revere Natural Gas IndexTM	60,300	1,733,067	(1.241%)	9/19/2018	(38,976)
			$130,495,778			$(10,526,836)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.3%
Money Market Funds - 62.3%
1,295,192	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$1,295,192
1,054,989	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,054,989
	TOTAL SHORT TERM INVESTMENTS (Cost $2,350,181) (b)	$2,350,181
	TOTAL INVESTMENTS (Cost $2,350,181) - 62.3%	$2,350,181
	Other Assets in Excess of Liabilities - 37.7%	1,419,162
	TOTAL NET ASSETS - 100.0%	$3,769,343

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,350,181.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	165,570	$5,197,653	0.491%	6/5/2017	$540,195
Citibank N.A.	ISE-Revere Natural Gas IndexTM	236,507	6,815,491	0.491%	4/19/2018	163,155
			$12,013,144			$703,350

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 65.9%
326,641	SPDR® S&P Regional Banking ETF	$17,654,946
	TOTAL INVESTMENT COMPANIES (Cost $18,246,785)	$17,654,946
SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
20,293	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$20,293
1,291,046	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,291,046
4,167,656	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	4,167,656
150	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	150
	TOTAL SHORT TERM INVESTMENTS (Cost $5,479,145) (b)	$5,479,145
	TOTAL INVESTMENTS (Cost $23,725,930) - 86.4%	$23,134,091
	Other Assets in Excess of Liabilities - 13.6%	3,648,474
	TOTAL NET ASSETS - 100.0%	$26,782,565

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,479,145.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
S&P Regional Banks Select
UBS Securities LLC	Industry Index	14,687	$25,383,308	(1.341%)	3/14/2018	$(518,531)
Credit Suisse S&P Regional Banks Select International	Industry Index	22,348	38,869,665	(1.441%)	6/11/2018	(1,025,809)
			$64,252,973			$(1,544,340)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.4%
Money Market Funds - 43.4%
465	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$465
1,644	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	1,644
1,011,704	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,011,704
	TOTAL SHORT TERM INVESTMENTS (Cost $1,013,813) (b)	$1,013,813
	TOTAL INVESTMENTS (Cost $1,013,813) - 43.4%	$1,013,813
	Other Assets in Excess of Liabilities - 56.6%	1,321,766
	TOTAL NET ASSETS - 100.0%	$2,335,579

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,013,813.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Regional Banks Select Industry Index	4,139	$7,006,830	0.945%	5/25/2018	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 14.3%
93,345	SPDR® S&P Retail ETF	$4,005,434
	TOTAL INVESTMENT COMPANIES (Cost $4,265,923)	$4,005,434
SHORT TERM INVESTMENTS - 62.6%
Money Market Funds - 62.6%
457,844	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$457,844
16,929,756	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	16,929,756
125,153	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	125,153
	TOTAL SHORT TERM INVESTMENTS (Cost $17,512,753) (b)	$17,512,753
	TOTAL INVESTMENTS (Cost $21,778,676) - 76.9%	$21,518,187
	Other Assets in Excess of Liabilities - 23.1%	6,455,206
	TOTAL NET ASSETS - 100.0%	$27,973,393

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,512,753.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P Retail Select Industry Index	17,227	$79,991,587	(1.241%)	1/2/2018	$(3,109,512)
Citibank N.A.	S&P Retail Select Industry Index	516	2,250,517	(1.291%)	1/5/2018	49,309
Deutsche Bank AG London	S&P Retail Select Industry Index	181	798,972	(1.341%)	1/12/2018	7,914
			$83,041,076			$(3,052,289)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 1.4%
51,075	SPDR® S&P Biotech ETF	$3,648,798
	TOTAL INVESTMENT COMPANIES (Cost $3,636,763)	$3,648,798
SHORT TERM INVESTMENTS - 52.6%
Money Market Funds - 52.6%
27,475,586	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$27,475,586
80,182,163	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	80,182,163
17,252,367	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	17,252,367
14,370,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	14,370,000
	TOTAL SHORT TERM INVESTMENTS (Cost $139,280,116) (b)	$139,280,116
	TOTAL INVESTMENTS (Cost $142,916,879) - 54.0%	$142,928,914
	Other Assets in Excess of Liabilities - 46.0%	121,587,187
	TOTAL NET ASSETS - 100.0%	$264,516,101

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $139,280,116.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	48,574	$244,184,884	(0.291%)	2/16/2018	$25,253,070
UBS Securities LLC	S&P Biotechnology Select Industry Index	23,372	114,992,110	(0.241%)	2/16/2018	14,670,240
Credit Suisse International	S&P Biotechnology Select Industry Index	29,781	158,700,599	(0.291%)	2/20/2018	6,468,268
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	11,680	57,466,534	(0.988%)	2/23/2018	7,242,707
Citibank N.A.	S&P Biotechnology Select Industry Index	29,013	137,237,613	(0.241%)	3/20/2018	23,742,971
			$712,581,740			$77,377,256

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.4%
Money Market Funds - 79.4%
8,548,361	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$8,548,361
39,681,229	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	39,681,229
5,574,754	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	5,574,754
27,170,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	27,170,000
	TOTAL SHORT TERM INVESTMENTS (Cost $80,974,344) (b)	$80,974,344
	TOTAL INVESTMENTS (Cost $80,974,344) - 79.4%	$80,974,344
	Other Assets in Excess of Liabilities - 20.6%	21,023,403
	TOTAL NET ASSETS - 100.0%	$101,997,747

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $80,974,344.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	17,126	$89,977,342	(0.488%)	2/23/2018	$(4,990,254)
Citibank N.A.	S&P Biotechnology Select Industry Index	5,644	28,237,212	(0.109%)	3/2/2018	(3,099,479)
UBS Securities LLC	S&P Biotechnology Select Industry Index	3,432	16,586,667	(0.259%)	3/20/2018	(2,474,222)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	20,805	109,148,406	(0.059%)	3/23/2018	(6,314,594)
Credit Suisse International	S&P Biotechnology Select Industry Index	8,164	43,758,618	(0.259%)	4/9/2018	(1,529,853)
			$287,708,245			$(18,408,402)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 40.6%
1,608,843	SPDR® S&P® Oil & Gas Exploration & Production ETF	$56,229,063
	TOTAL INVESTMENT COMPANIES (Cost $57,692,245)	$56,229,063
SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%
36,766,538	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$36,766,538
11,649,760	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	11,649,760
12,728,820	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	12,728,820
12,427,260	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	12,427,260
	TOTAL SHORT TERM INVESTMENTS (Cost $73,572,378) (b)	$73,572,378
	TOTAL INVESTMENTS (Cost $131,264,623) - 93.7%	$129,801,441
	Other Assets in Excess of Liabilities - 6.3%	8,655,963
	TOTAL NET ASSETS - 100.0%	$138,457,404

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,572,378.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	20,255	$121,200,886	(1.241%)	7/31/2017	$(13,353,349)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	13,931	76,258,798	(0.541%)	1/19/2018	(1,847,586)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	8,641	47,143,742	(0.691%)	2/6/2018	(1,119,832)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	8,974	49,409,677	(1.341%)	4/10/2018	(1,673,606)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	15,624	85,445,958	(1.341%)	5/29/2018	(2,238,707)
			$379,459,061			$(20,233,080)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 59.7%
Money Market Funds - 59.7%
2,714,725	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$2,714,725
5,165,908	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	5,165,908
3,935,902	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	3,935,902
	TOTAL SHORT TERM INVESTMENTS (Cost $11,816,535) (b)	$11,816,535
	TOTAL INVESTMENTS (Cost $11,816,535) - 59.7%	$11,816,535
	Other Assets in Excess of Liabilities - 40.3%	7,986,393
	TOTAL NET ASSETS - 100.0%	$19,802,928

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,816,535.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	2,213	$13,134,640	0.241%	7/31/2017	$1,332,951
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	4,096	26,190,006	(0.259%)	12/29/2017	4,243,272
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	2,963	16,555,458	0.191%	2/23/2018	769,721
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	1,881	10,354,062	0.491%	3/6/2018	319,392
			$66,234,166			$6,665,336

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
COMMON STOCKS - 47.9%
Computer and Electronic Product Manufacturing - 44.5%
291,419	Advanced Micro Devices, Inc. (a)	$3,875,873
63,196	Analog Devices, Inc.	4,815,535
120,039	Applied Materials, Inc.	4,874,784
41,225	Broadcom Ltd.	9,102,892
21,012	Cavium, Inc. (a)	1,446,676
19,897	Cirrus Logic, Inc. (a)	1,280,372
30,173	Cree, Inc. (a)	660,185
101,581	Cypress Semiconductor Corp.	1,423,150
41,330	Integrated Device Technology, Inc. (a)	991,507
240,211	Intel Corp.	8,683,628
10,628	InterDigital, Inc.	955,457
157,332	Marvell Technology Group Ltd.	2,363,127
87,570	Maxim Integrated Products, Inc.	3,866,216
59,953	Microchip Technology, Inc.	4,531,248
185,487	Micron Technology, Inc. (a)	5,132,425
35,719	Microsemi Corp. (a)	1,676,650
16,601	MKS Instruments, Inc.	1,299,028
12,600	Monolithic Power Systems, Inc.	1,152,900
85,689	NVIDIA Corp.	8,937,363
129,983	ON Semiconductor Corp. (a)	1,843,159
39,171	Qorvo, Inc. (a)	2,664,803
153,960	QUALCOMM, Inc.	8,273,810
10,919	Silicon Motion Technology, Corp. ADR	530,117
45,858	Skyworks Solutions, Inc.	4,573,877
138,157	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,568,852
62,332	Teradyne, Inc.	2,198,450
113,490	Texas Instruments, Inc.	8,986,138
73,918	Xilinx, Inc.	4,664,965
		105,373,187
Machinery Manufacturing - 3.4%
21,087	ASML Holding NV ADR	2,780,321
36,678	Lam Research Corp.	5,312,808
		8,093,129
	TOTAL COMMON STOCKS (Cost $112,413,070)	$113,466,316
Shares		Fair Value
SHORT TERM INVESTMENTS - 30.5%
Money Market Funds - 30.5%
16,711,254	Dreyfus Treasury Securities Cash Management, 0.58% (b)	$16,711,254
13,680,510	Fidelity Investments Money Market Government Portfolio, 0.60% (b)	13,680,510
27,872,416	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (b)	27,872,416
15	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (b)	15
13,946,308	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (b)	13,946,308
	TOTAL SHORT TERM INVESTMENTS (Cost $72,210,503) (c)	$72,210,503
	TOTAL INVESTMENTS - 78.4% (Cost $184,623,573)	$185,676,819
	Other Assets in Excess of Liabilities - 21.6%	51,191,592
	TOTAL NET ASSETS - 100.0%	$236,868,411

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,210,503.

ADR American Depository Receipt

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	PHLX Semiconductor Sector Index	159,971	$160,175,921	(1.241%)	4/28/2017	$709,165
Citibank N.A.	PHLX Semiconductor Sector Index	113,669	83,406,808	(1.241%)	5/22/2017	31,562,270
Deutsche Bank AG London	PHLX Semiconductor Sector Index	88,623	77,927,222	(1.241%)	9/8/2017	11,317,076
Credit Suisse International	PHLX Semiconductor Sector Index	170,000	156,116,287	(1.441%)	1/22/2018	14,874,950
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	61,606	61,963,210	(1.291%)	5/4/2018	(29,224)
			$539,589,448			$58,434,237
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.2%
Money Market Funds - 97.2%
2,008,540	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$2,008,540
6,991,734	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	6,991,734
5,374,219	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	5,374,219
18,761,718	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	18,761,718
	TOTAL SHORT TERM INVESTMENTS (Cost $33,136,211) (b)	$33,136,211
	TOTAL INVESTMENTS (Cost $33,136,211) - 97.2%	$33,136,211
	Other Assets in Excess of Liabilities - 2.8%	969,950
	TOTAL NET ASSETS - 100.0%	$34,106,161

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,136,211.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	PHLX Semiconductor Sector Index	22,435	$22,150,705	0.741%	5/19/2017	$(415,559)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	41,152	31,574,854	0.791%	6/27/2017	(10,136,815)
Citibank N.A.	PHLX Semiconductor Sector Index	5,409	4,346,152	0.591%	3/27/2018	(1,127,842)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	27,110	26,482,504	0.591%	4/6/2018	(794,070)
BNP Paribas	PHLX Semiconductor Sector Index	2,172	1,750,475	0.741%	5/16/2018	(444,655)
BNP Paribas	PHLX Semiconductor Sector Index	3,481	2,895,892	0.741%	6/20/2018	(622,056)
			$89,200,582			$(13,540,997)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.1%
2,413,741	Technology Select Sector SPDR Fund	$131,259,236
	TOTAL INVESTMENT COMPANIES (Cost $121,167,451)	$131,259,236
SHORT TERM INVESTMENTS - 33.8%
Money Market Funds - 33.8%
24,990,092	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$24,990,092
25,198,335	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	25,198,335
2,952	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	2,952
27,220,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	27,220,000
11,012,143	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.61% (a)	11,012,143
	TOTAL SHORT TERM INVESTMENTS (Cost $88,423,522) (b)	$88,423,522
	TOTAL INVESTMENTS - 83.9% (Cost $209,590,973)	$219,682,758
	Other Assets in Excess of Liabilities - 16.1%	42,156,909
	TOTAL NET ASSETS - 100.0%	$261,839,667

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.

  Total value of securities segregated amounted to $88,423,522.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	227,262	$107,881,700	(1.491%)	11/7/2017	$16,348,834
Morgan Stanley Capital Services	Technology Select Sector Index	101,475	48,835,055	(1.541%)	11/21/2017	6,683,466
Credit Suisse International	Technology Select Sector Index	415,364	218,430,847	(1.391%)	1/5/2018	8,236,239
Citibank N.A.	Technology Select Sector Index	242,686	124,866,357	(1.341%)	3/13/2018	7,618,539
Bank of America Merrill Lynch	Technology Select Sector Index	212,570	108,861,064	(1.538%)	7/26/2018	7,188,015
			$608,875,023			$46,075,093

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.1%
Money Market Funds - 72.1%
608,562	Dreyfus Treasury Prime Cash Management, 0.58% (a)	$608,562
4,795,488	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	4,795,488
2,466,172	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	2,466,172
1,320,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	1,320,000
2,296,031	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.61% (a)	2,296,031
	TOTAL SHORT TERM INVESTMENTS (Cost $11,486,253) (b)	$11,486,253
	TOTAL INVESTMENTS (Cost $11,486,253) - 72.1%	$11,486,253
	Other Assets in Excess of Liabilities - 27.9%	4,451,846
	TOTAL NET ASSETS - 100.0%	$15,938,099

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,486,253.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Technology Select Sector Index	1,040	$405,134	0.441%	8/16/2017	$(173,158)
Morgan Stanley Capital Services	Technology Select Sector Index	12,408	5,921,718	1.041%	11/21/2017	(884,118)
UBS Securities LLC	Technology Select Sector Index	25,827	11,945,504	0.641%	12/6/2017	(2,226,552)
Deutsche Bank AG London	Technology Select Sector Index	20,446	10,375,732	0.641%	2/26/2018	(813,761)
Credit Suisse International	Technology Select Sector Index	13,099	6,947,685	0.741%	3/26/2018	(201,227)
Citibank N.A.	Technology Select Sector Index	5,678	3,023,762	0.641%	5/7/2018	(73,469)
Bank of America Merrill Lynch	Technology Select Sector Index	9,153	4,692,112	0.988%	7/26/2018	(311,058)
			$43,311,647			$(4,683,343)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 48.3%
20,000	iShares 7-10 Year Treasury Bond ETF	$2,132,000
	TOTAL INVESTMENT COMPANIES (Cost $2,075,380)	$2,132,000
SHORT TERM INVESTMENTS - 28.8%
Money Market Funds - 28.8%
116,098	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$116,098
1,156,849	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	1,156,849
	TOTAL SHORT TERM INVESTMENTS (Cost $1,272,947) (b)	$1,272,947
	TOTAL INVESTMENTS (Cost $3,348,327) - 77.1%	$3,404,947
	Other Assets in Excess of Liabilities - 22.9%	1,009,813
	TOTAL NET ASSETS - 100.0%	$4,414,760

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,272,947.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	216	$23,888	(0.741%)	8/16/2017	$5,269
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,117	675,571	(0.741%)	9/20/2017	(13,350)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	49,549	5,286,595	(0.141%)	10/2/2017	18,855
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	4,868	538,054	(0.741%)	10/18/2017	(11,613)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,262	138,608	(0.741%)	12/20/2017	(2,412)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	39,629	4,124,190	(0.741%)	7/17/2018	149,696
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,368	(0.741%)	8/15/2018	1,944
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	153,287	(0.741%)	9/19/2018	3,340
			$11,059,561			$151,729

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.7%
Money Market Funds - 62.7%
8,937,844	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	$8,937,844
3,773,927	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	3,773,927
5,697,200	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (a)	5,697,200
	TOTAL SHORT TERM INVESTMENTS (Cost $18,408,971) (b)	$18,408,971
	TOTAL INVESTMENTS (Cost $18,408,971) - 62.7%	$18,408,971
	Other Assets in Excess of Liabilities - 37.3%	10,950,481
	TOTAL NET ASSETS - 100.0%	$29,359,452

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,408,971.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	230,033	$24,905,646	0.241%	11/21/2017	$221,893
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	180,349	20,195,481	(0.409%)	12/19/2017	554,903
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	203,699	21,451,542	0.091%	3/7/2018	(325,925)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	212,172	22,328,204	(0.859%)	4/16/2018	(327,803)
			$88,880,873			$123,068

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 58.5%
406,611	iShares 20+ Year Treasury Bond ETF	$49,748,856
	TOTAL INVESTMENT COMPANIES (Cost $48,722,239)	$49,748,856
SHORT TERM INVESTMENTS - 36.8%
Money Market Funds - 36.8%
7,264,844	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$7,264,844
9,553,343	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	9,553,343
7,099,992	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	7,099,992
7,340,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	7,340,000
	TOTAL SHORT TERM INVESTMENTS (Cost $31,258,179) (b)	$31,258,179
	TOTAL INVESTMENTS (Cost $79,980,418) - 95.3%	$81,007,035
	Other Assets in Excess of Liabilities - 4.7%	4,005,630
	TOTAL NET ASSETS - 100.0%	$85,012,665

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,258,179.

Long Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	243,018	$29,349,895	(0.838%)	9/26/2017	$545,792
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	480,725	58,178,860	(0.741%)	1/5/2018	770,583
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	382,838	46,306,670	(0.741%)	2/5/2018	615,795
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	306,308	36,297,498	(0.741%)	4/19/2018	1,223,337
BNP Paribas	iShares 20+ Year Treasury Bond ETF	159,823	21,276,279	(0.741%)	5/16/2018	(894,474)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	14,654	1,734,355	(0.741%)	7/18/2018	69,943
BNP Paribas	iShares 20+ Year Treasury Bond ETF	90,521	10,843,178	(0.741%)	9/19/2018	267,616
			$203,986,735			$2,598,592

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

April 30, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.1%
Money Market Funds - 64.1%
73,465,324	Dreyfus Treasury Securities Cash Management, 0.58% (a)	$73,465,324
98,518,661	Fidelity Investments Money Market Government Portfolio, 0.60% (a)	98,518,661
63,823,232	Goldman Sachs Financial Square Treasury Instruments Fund, 0.59% (a)	63,823,232
48,090,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.60% (a)	48,090,000
	TOTAL SHORT TERM INVESTMENTS (Cost $283,897,217) (b)	$283,897,217
	TOTAL INVESTMENTS (Cost $283,897,217) - 64.1%	$283,897,217
	Other Assets in Excess of Liabilities - 35.9%	159,062,114
	TOTAL NET ASSETS - 100.0%	$442,959,331

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $283,897,217.

Short Equity Swap Contracts (Unaudited)

April 30, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,373,300	$287,264,277	0.241%	2/20/2018	$(3,297,470)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	1,757,101	208,086,179	0.541%	4/16/2018	(7,211,797)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	2,700,030	320,926,251	0.341%	4/19/2018	(9,881,053)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	702,106	88,723,392	0.341%	5/16/2018	1,760,377
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1,549,575	188,195,884	0.243%	5/25/2018	(1,388,272)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	527,963	63,920,696	0.341%	7/18/2018	(1,015,501)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	1,003,453	120,909,261	0.341%	8/15/2018	(3,830,107)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	247,756	29,650,192	0.341%	9/19/2018	(762,098)
			$1,307,676,132			$(25,625,921)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$47,428,479	$5,907,141	$390,131,281	$289,072,836
Cash equivalents	15,954,567	3,382,459	195,030,327	173,924,710
Receivable for Fund shares sold	72,283	—	—	—
Receivable for investments sold	—	—	—	147,012
Dividend and interest receivable	17,339	5,653	200,684	230,322
Due from broker for swap contracts	225,733	—	773,555	—
Unrealized appreciation on swap contracts	5,470,490	0	62,194,426	—
Prepaid expenses and other assets	4,889	5,901	16,019	16,076
Total Assets	69,173,780	9,301,154	648,346,292	463,390,956
Liabilities:
Payable for Fund shares redeemed	—	—	6,544,942	—
Payable for investments purchased	—	—	—	8,675
Unrealized depreciation on swap contracts	—	569,091	25,005	21,434,306
Due to investment adviser, net	38,819	4,552	368,081	274,198
Due to broker for swap contracts	6,975,747	23,536	69,978,070	—
Accrued expenses and other liabilities	41,547	14,921	271,888	222,072
Total Liabilities	7,056,113	612,100	77,187,986	21,939,251
Net Assets	$62,117,667	$8,689,054	$571,158,306	$441,451,705
Net Assets Consist of:
Capital stock	$38,846,953	$85,445,782	$266,059,646	$1,724,583,896
Accumulated net investment loss	(104,118)	(98,188)	(940,770)	(3,990,088)
Undistributed (Accumulated) net realized gain (loss)	18,090,417	(76,089,449)	242,227,872	(1,255,746,384)
Net unrealized appreciation (depreciation) on:
Investment securities	(186,075)	—	1,642,137	(1,961,413)
Swap contracts	5,470,490	(569,091)	62,169,421	(21,434,306)
Net Assets	$62,117,667	$8,689,054	$571,158,306	$441,451,705
Calculation of Net Asset Value Per Share:
Net assets	$62,117,667	$8,689,054	$571,158,306	$441,451,705
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,700,132	464,407	17,605,006	10,055,135
Net assets value, redemption price and offering price per share	$36.54	$18.71	$32.44	$43.90
Cost of Investments	$47,614,554	$5,907,141	$388,489,144	$291,034,249

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$345,699,296	$512,022,511	$116,909,171	$37,051,200
Cash equivalents	331,466,689	257,063,475	29,746,139	22,608,540
Receivable for Fund shares sold	—	48,656,711	8,469	—
Dividend and interest receivable	290,923	323,011	32,660	30,994
Due from broker for swap contracts	1,440,704	—	14,012	13,617
Unrealized appreciation on swap contracts	62,929,145	1,800	10,581,529	—
Prepaid expenses and other assets	28,857	12,940	6,615	5,570
Total Assets	741,855,614	818,080,448	157,298,595	59,709,921
Liabilities:
Payable for Fund shares redeemed	6,496,124	—	—	—
Payable for investments purchased	70,499,500	—	—	—
Unrealized depreciation on swap contracts	19,383	86,182,222	—	1,706,269
Due to investment adviser, net	426,102	355,581	83,246	33,409
Due to broker for swap contracts	86,680,000	—	11,205,571	—
Accrued expenses and other liabilities	407,072	324,432	86,623	46,973
Total Liabilities	164,528,181	86,862,235	11,375,440	1,786,651
Net Assets	$577,327,433	$731,218,213	$145,923,155	$57,923,270
Net Assets Consist of:
Capital stock	$199,059,916	$3,821,161,213	$202,646,086	$108,665,581
Accumulated net investment loss	(1,227,506)	(4,647,008)	(1,170,782)	(661,436)
Undistributed (Accumulated) net realized gain (loss)	316,805,865	(2,999,115,570)	(65,632,231)	(48,374,606)
Net unrealized appreciation (depreciation) on:
Investment securities	(220,604)	—	(501,447)	—
Swap contracts	62,909,762	(86,180,422)	10,581,529	(1,706,269)
Net Assets	$577,327,433	$731,218,213	$145,923,155	$57,923,270
Calculation of Net Asset Value Per Share:
Net assets	$577,327,433	$731,218,213	$145,923,155	$57,923,270
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	10,600,067	42,420,375	7,300,013	4,827,260
Net assets value, redemption price and offering price per share	$54.46	$17.24	$19.99	$12.00
Cost of Investments	$345,919,900	$512,022,511	$117,410,618	$37,051,200

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares	Direxion Daily MSCI Developed Markets Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$25,224,928	$14,367,697	$75,310,286	$14,881,995
Cash equivalents	5,176,098	3,085,165	5,561,695	8,866,579
Dividend and interest receivable	6,998	4,196	18,949	10,040
Due from broker for swap contracts	32,614	—	—	21,964
Foreign tax reclaims	—	—	—	169
Unrealized appreciation on swap contracts	6,679,329	1,149,291	9,237,648	5,133,196
Prepaid expenses and other assets	8,352	7,625	6,465	39,078
Total Assets	37,128,319	18,613,974	90,135,043	28,953,021
Liabilities:
Unrealized depreciation on swap contracts	—	540,017	543,355	—
Due to investment adviser, net	16,025	8,489	46,058	9,665
Due to broker for swap contracts	6,570,000	1,277,150	8,250,000	4,979,529
Accrued expenses and other liabilities	17,578	17,604	42,901	13,690
Total Liabilities	6,603,603	1,843,260	8,882,314	5,002,884
Net Assets	$30,524,716	$16,770,714	$81,252,729	$23,950,137
Net Assets Consist of:
Capital stock	$43,815,308	$59,150,884	$80,225,224	$27,248,380
Accumulated net investment loss	(174,229)	(155,690)	(650,715)	(50,012)
Accumulated net realized loss	(20,640,197)	(43,046,214)	(4,972,226)	(8,558,619)
Net unrealized appreciation (depreciation) on:
Investment securities	844,505	212,460	(2,043,847)	177,192
Swap contracts	6,679,329	609,274	8,694,293	5,133,196
Net Assets	$30,524,716	$16,770,714	$81,252,729	$23,950,137
Calculation of Net Asset Value Per Share:
Net assets	$30,524,716	$16,770,714	$81,252,729	$23,950,137
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,001	619,092	2,053,728	400,001
Net assets value, redemption price and offering price per share	$27.75	$27.09	$39.56	$59.88
Cost of Investments	$24,380,423	$14,155,237	$77,354,133	$14,704,803

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI India Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$4,205,184	$115,728,820	$102,918,906	$85,160,977
Cash equivalents	1,838,257	45,199,228	37,058,217	20,170,270
Due from investment adviser, net	1,957	—	—	—
Dividend and interest receivable	3,587	61,448	69,656	22,554
Due from broker for swap contracts	—	3	212	6,857
Unrealized appreciation on swap contracts	—	29,814,877	—	27,867,280
Prepaid expenses and other assets	39,480	8,182	18,649	8,195
Total Assets	6,088,465	190,812,558	140,065,640	133,236,133
Liabilities:
Payable for Fund shares redeemed	—	—	819,792	—
Unrealized depreciation on swap contracts	976,117	—	30,483,882	—
Due to investment adviser, net	—	88,213	67,210	61,865
Due to broker for swap contracts	—	29,880,000	49,548	28,317,105
Accrued expenses and other liabilities	11,569	58,558	49,280	49,831
Total Liabilities	987,686	30,026,771	31,469,712	28,428,801
Net Assets	$5,100,779	$160,785,787	$108,595,928	$104,807,332
Net Assets Consist of:
Capital stock	$50,279,072	$314,701,120	$498,532,892	$99,178,739
Accumulated net investment loss	(82,604)	(1,821,300)	(1,045,450)	(664,307)
Accumulated net realized loss	(44,119,572)	(182,102,412)	(358,407,632)	(27,667,463)
Net unrealized appreciation (depreciation) on:
Investment securities	—	193,502	—	6,093,083
Swap contracts	(976,117)	29,814,877	(30,483,882)	27,867,280
Net Assets	$5,100,779	$160,785,787	$108,595,928	$104,807,332
Calculation of Net Asset Value Per Share:
Net assets	$5,100,779	$160,785,787	$108,595,928	$104,807,332
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	284,916	2,081,598	6,627,763	1,399,686
Net assets value, redemption price and offering price per share	$17.90	$77.24	$16.39	$74.88
Cost of Investments	$4,205,184	$115,535,318	$102,918,906	$79,067,894

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$6,656,277	$4,164,253	$146,956,863	$29,076,995
Cash equivalents	779,800	1,189,539	29,401,853	10,540,472
Receivable for Fund shares sold	—	—	915	—
Dividend and interest receivable	1,837	1,222	45,185	20,718
Due from broker for swap contracts	1,455	200	—	305
Unrealized appreciation on swap contracts	393,446	149,289	14,931,267	245,456
Prepaid expenses and other assets	9,544	5,956	8,417	7,862
Total Assets	7,842,359	5,510,459	191,344,500	39,891,808
Liabilities:
Payable for Fund shares redeemed	—	—	113,730	—
Unrealized depreciation on swap contracts	—	—	4,302,473	6,437,609
Due to investment adviser, net	830	1,099	106,610	21,835
Due to broker for swap contracts	300,477	26	14,401,428	482,767
Accrued expenses and other liabilities	11,153	11,656	69,919	27,635
Total Liabilities	312,460	12,781	18,994,160	6,969,846
Net Assets	$7,529,899	$5,497,678	$172,350,340	$32,921,962
Net Assets Consist of:
Capital stock	$9,555,057	$4,867,558	$276,121,362	$170,232,684
Accumulated net investment loss	(57,171)	(47,200)	(2,080,911)	(405,891)
Undistributed (Accumulated) net realized gain (loss)	(2,421,265)	288,991	(109,799,315)	(130,712,678)
Net unrealized appreciation (depreciation) on:
Investment securities	59,832	239,040	(2,519,590)	—
Swap contracts	393,446	149,289	10,628,794	(6,192,153)
Net Assets	$7,529,899	$5,497,678	$172,350,340	$32,921,962
Calculation of Net Asset Value Per Share:
Net assets	$7,529,899	$5,497,678	$172,350,340	$32,921,962
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	150,001	3,768,002	1,094,883
Net assets value, redemption price and offering price per share	$50.20	$36.65	$45.74	$30.07
Cost of Investments	$6,596,445	$3,925,213	$149,476,453	$29,076,995

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$591,854,449	$24,921,275	$1,250,017,126	$163,195,563
Cash equivalents	8,798,844	19,527,970	195,714,095	92,546,172
Receivable for Fund shares sold	15,735	—	257,946	4,665,225
Dividend and interest receivable	143,446	26,708	1,140,966	126,895
Due from broker for swap contracts	—	6	107,842	2
Foreign tax reclaims	—	—	167	—
Unrealized appreciation on swap contracts	14,158,551	32,239	54,570,996	—
Prepaid expenses and other assets	18,747	10,407	20,925	7,037
Total Assets	614,989,772	44,518,605	1,501,830,063	260,540,894
Liabilities:
Payable for Fund shares redeemed	14,633,870	3,105,623	118,525	3,856,348
Unrealized depreciation on swap contracts	56,013,586	—	7,504,021	15,720,679
Due to investment adviser, net	325,557	28,302	897,251	143,505
Due to broker for swap contracts	13,640,000	28	81,574,156	—
Accrued expenses and other liabilities	265,156	48,549	693,307	145,515
Total Liabilities	84,878,169	3,182,502	90,787,260	19,866,047
Net Assets	$530,111,603	$41,336,103	$1,411,042,803	$240,674,847
Net Assets Consist of:
Capital stock	$726,339,919	$251,095,218	$861,416,205	$5,012,862,762
Undistributed (Accumulated) net investment income (loss)	(1,538,726)	(698,110)	181,632	(2,741,415)
Undistributed (Accumulated) net realized gain (loss)	(133,970,620)	(209,093,244)	513,698,423	(4,753,725,821)
Net unrealized appreciation (depreciation) on:
Investment securities	(18,863,935)	—	(11,320,432)	—
Swap contracts	(41,855,035)	32,239	47,066,975	(15,720,679)
Net Assets	$530,111,603	$41,336,103	$1,411,042,803	$240,674,847
Calculation of Net Asset Value Per Share:
Net assets	$530,111,603	$41,336,103	$1,411,042,803	$240,674,847
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	18,450,017	3,337,220	31,999,888	12,482,055
Net assets value, redemption price and offering price per share	$28.73	$12.39	$44.10	$19.28
Cost of Investments	$610,718,384	$24,921,275	$1,261,337,558	$163,195,563

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$1,808,903,883	$187,061,003	$132,414,680	$1,096,087
Cash equivalents	161,702,796	148,428,243	25,240,909	454,579
Receivable for Fund shares sold	32,250,803	3,401	—	—
Due from investment adviser, net	—	—	—	1,043
Dividend and interest receivable	20,339,486	147,698	34,059	784
Due from broker for swap contracts	—	3,871,624	2,225	—
Unrealized appreciation on swap contracts	7,864,831	45,463,844	24,325,505	—
Prepaid expenses and other assets	32,789	24,728	7,087	6,400
Total Assets	2,031,094,588	385,000,541	182,024,465	1,558,893
Liabilities:
Payable for Fund shares redeemed	—	60,822,235	9,576	—
Unrealized depreciation on swap contracts	302,576,575	565,421	—	213,127
Due to investment adviser, net	1,136,716	175,027	93,147	—
Due to broker for swap contracts	12,632,510	65,270,201	23,466,837	556
Accrued expenses and other liabilities	503,799	89,249	107,075	9,623
Total Liabilities	316,849,600	126,922,133	23,676,635	223,306
Net Assets	$1,714,244,988	$258,078,408	$158,347,830	$1,335,587
Net Assets Consist of:
Capital stock	$3,649,313,495	$739,410,842	$125,253,279	$2,088,899
Accumulated net investment loss	(13,238,648)	(2,768,704)	(138,042)	(17,452)
Undistributed (Accumulated) net realized gain (loss)	(1,605,732,608)	(523,462,153)	5,264,653	(522,733)
Net unrealized appreciation (depreciation) on:
Investment securities	(21,385,507)	—	3,642,435	—
Swap contracts	(294,711,744)	44,898,423	24,325,505	(213,127)
Net Assets	$1,714,244,988	$258,078,408	$158,347,830	$1,335,587
Calculation of Net Asset Value Per Share:
Net assets	$1,714,244,988	$258,078,408	$158,347,830	$1,335,587
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	52,447,184	7,968,705	4,400,008	50,001
Net assets value, redemption price and offering price per share	$32.69	$32.39	$35.99	$26.71
Cost of Investments	$1,830,289,390	$187,061,003	$128,772,245	$1,096,087

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$7,698,714	$2,181,108	$1,025,041,010	$91,425,787
Cash equivalents	120,094	1,170,030	164,161,825	101,602,822
Receivable for Fund shares sold	—	—	9,058,940	1,789
Due from investment adviser, net	—	111	—	—
Dividend and interest receivable	1,761	1,702	435,206	89,722
Due from broker for swap contracts	19,477	—	—	2,957,957
Unrealized appreciation on swap contracts	1,598,239	—	1,544,554	40,256,578
Prepaid expenses and other assets	6,260	6,092	75,576	27,157
Total Assets	9,444,545	3,359,043	1,200,317,111	236,361,812
Liabilities:
Payable for Fund shares redeemed	—	—	—	67,594,438
Unrealized depreciation on swap contracts	—	478,469	371,624,399	2,271,214
Due to investment adviser, net	3,367	—	665,995	101,148
Due to broker for swap contracts	1,420,984	135,817	1,452	47,913,376
Accrued expenses and other liabilities	12,472	11,825	252,803	53,781
Total Liabilities	1,436,823	626,111	372,544,649	117,933,957
Net Assets	$8,007,722	$2,732,932	$827,772,462	$118,427,855
Net Assets Consist of:
Capital stock	$7,360,016	$5,012,486	$1,918,519,774	$233,068,397
Accumulated net investment loss	(25,391)	(35,820)	(3,499,043)	(679,454)
Accumulated net realized loss	(1,063,707)	(1,765,265)	(704,248,688)	(151,946,452)
Net unrealized appreciation (depreciation) on:
Investment securities	138,565	—	(12,919,736)	—
Swap contracts	1,598,239	(478,469)	(370,079,845)	37,985,364
Net Assets	$8,007,722	$2,732,932	$827,772,462	$118,427,855
Calculation of Net Asset Value Per Share:
Net assets	$8,007,722	$2,732,932	$827,772,462	$118,427,855
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,000	150,000	45,666,165	1,489,037
Net assets value, redemption price and offering price per share	$40.04	$18.22	$18.13	$79.53
Cost of Investments	$7,560,149	$2,181,108	$1,037,960,746	$91,425,787

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$48,511,852	$14,901,930	$48,195,179	$2,350,181
Cash equivalents	23,266,394	8,726,971	4,852,443	912,722
Receivable for Fund shares sold	4,768	—	4,441,252	—
Receivable for investments sold	—	—	4,539	—
Dividend and interest receivable	31,841	8,797	17,487	1,714
Due from broker for swap contracts	910	—	—	78,374
Foreign tax reclaims	—	—	12,730	—
Unrealized appreciation on swap contracts	1,120,078	839,558	—	703,350
Prepaid expenses and other assets	25,215	40,154	6,081	6,398
Total Assets	72,961,058	24,517,410	57,529,711	4,052,739
Liabilities:
Payable for Fund shares redeemed	—	—	—	—
Unrealized depreciation on swap contracts	156,577	199,730	10,526,836	—
Due to investment adviser, net	35,147	5,935	26,421	14
Due to broker for swap contracts	3,567,895	294,885	441,798	270,000
Accrued expenses and other liabilities	34,111	11,934	43,840	13,382
Total Liabilities	3,793,730	512,484	11,038,895	283,396
Net Assets	$69,167,328	$24,004,926	$46,490,816	$3,769,343
Net Assets Consist of:
Capital stock	$65,914,009	$203,750,694	$253,106,113	$14,248,524
Accumulated net investment loss	(131,983)	(160,733)	(575,775)	(63,787)
Undistributed (Accumulated) net realized gain (loss)	2,656,124	(180,224,863)	(192,564,310)	(11,118,744)
Net unrealized appreciation (depreciation) on:
Investment securities	(234,323)	—	(2,948,376)	—
Swap contracts	963,501	639,828	(10,526,836)	703,350
Net Assets	$69,167,328	$24,004,926	$46,490,816	$3,769,343
Calculation of Net Asset Value Per Share:
Net assets	$69,167,328	$24,004,926	$46,490,816	$3,769,343
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,200,000	2,008,309	1,607,521	124,855
Net assets value, redemption price and offering price per share	$21.61	$11.95	$28.92	$30.19
Cost of Investments	$48,746,175	$14,901,930	$51,143,555	$2,350,181

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$23,134,091	$1,013,813	$21,518,187
Cash equivalents	5,462,515	1,132,939	9,643,037
Receivable for Fund shares sold	108,113	—	—
Due from investment adviser, net	—	619	—
Dividend and interest receivable	5,835	1,050	13,701
Due from broker for swap contracts	8,409	193,176	2,983
Unrealized appreciation on swap contracts	—	—	57,223
Prepaid expenses and other assets	6,241	6,552	6,991
Total Assets	28,725,204	2,348,149	31,242,122
Liabilities:
Unrealized depreciation on swap contracts	1,544,340	—	3,109,512
Due to investment adviser, net	18,233	—	14,587
Due to broker for swap contracts	361,917	1,416	118,355
Accrued expenses and other liabilities	18,149	11,154	26,275
Total Liabilities	1,942,639	12,570	3,268,729
Net Assets	$26,782,565	$2,335,579	$27,973,393
Net Assets Consist of:
Capital stock	$28,546,372	$3,991,801	$30,938,011
Accumulated net investment loss	(24,921)	(13,843)	(73,623)
Undistributed (Accumulated) net realized gain (loss)	397,293	(1,642,379)	421,783
Net unrealized appreciation (depreciation) on:
Investment securities	(591,839)	—	(260,489)
Swap contracts	(1,544,340)	0	(3,052,289)
Net Assets	$26,782,565	$2,335,579	$27,973,393
Calculation of Net Asset Value Per Share:
Net assets	$26,782,565	$2,335,579	$27,973,393
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	450,000	50,000	850,012
Net assets value, redemption price and offering price per share	$59.52	$46.71	$32.91
Cost of Investments	$23,725,930	$1,013,813	$21,778,676

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$142,928,914	$80,974,344	$129,801,441	$11,816,535
Cash equivalents	127,248,363	30,950,920	22,042,331	8,275,142
Receivable for Fund shares sold	—	8,574,323	5,576,910	—
Receivable for investments sold	—	—	1,747,012	—
Dividend and interest receivable	126,861	60,343	39,512	12,192
Unrealized appreciation on swap contracts	77,377,256	—	—	6,665,336
Prepaid expenses and other assets	11,422	6,232	7,174	5,861
Total Assets	347,692,816	120,566,162	159,214,380	26,775,066
Liabilities:
Payable for Fund shares redeemed	2,593,611	—	—	940,376
Payable for investments purchased	5,339,925	—	—	—
Unrealized depreciation on swap contracts	—	18,408,402	20,233,080	—
Due to investment adviser, net	165,899	67,285	71,510	12,049
Due to broker for swap contracts	74,928,508	33,856	398,944	5,996,954
Accrued expenses and other liabilities	148,772	58,872	53,442	22,759
Total Liabilities	83,176,715	18,568,415	20,756,976	6,972,138
Net Assets	$264,516,101	$101,997,747	$138,457,404	$19,802,928
Net Assets Consist of:
Capital stock	$149,345,813	$173,095,660	$145,976,673	$46,710,999
Accumulated net investment loss	(2,225,710)	(673,796)	(241,861)	(244,391)
Undistributed (Accumulated) net realized gain (loss)	40,006,707	(52,015,715)	14,418,854	(33,329,016)
Net unrealized appreciation (depreciation) on:
Investment securities	12,035	—	(1,463,182)	—
Swap contracts	77,377,256	(18,408,402)	(20,233,080)	6,665,336
Net Assets	$264,516,101	$101,997,747	$138,457,404	$19,802,928
Calculation of Net Asset Value Per Share:
Net assets	$264,516,101	$101,997,747	$138,457,404	$19,802,928
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,111,600	10,800,000	4,809,476	1,029,803
Net assets value, redemption price and offering price per share	$51.75	$9.44	$28.79	$19.23
Cost of Investments	$142,916,879	$80,974,344	$131,264,623	$11,816,535

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$185,676,819	$33,136,211	$219,682,758	$11,486,253
Cash equivalents	62,352,674	14,150,872	40,944,839	9,369,106
Receivable for Fund shares sold	—	374,827	—	—
Dividend and interest receivable	139,681	24,204	59,172	10,565
Due from broker for swap contracts	91,401	—	—	—
Unrealized appreciation on swap contracts	58,463,461	—	46,075,093	—
Prepaid expenses and other assets	5,513	6,836	5,541	6,551
Total Assets	306,729,549	47,692,950	306,767,403	20,872,475
Liabilities:
Payable for Fund shares redeemed	113,603	—	—	—
Unrealized depreciation on swap contracts	29,224	13,540,997	—	4,683,343
Due to investment adviser, net	144,907	20,086	155,935	8,765
Due to broker for swap contracts	69,479,100	—	44,648,047	225,635
Accrued expenses and other liabilities	94,304	25,706	123,754	16,633
Total Liabilities	69,861,138	13,586,789	44,927,736	4,934,376
Net Assets	$236,868,411	$34,106,161	$261,839,667	$15,938,099
Net Assets Consist of:
Capital stock	$135,161,578	$190,028,944	$161,507,909	$163,424,478
Accumulated net investment loss	(378,881)	(352,486)	(228,372)	(158,081)
Undistributed (Accumulated) net realized gain (loss)	42,598,231	(142,029,300)	44,393,252	(142,644,955)
Net unrealized appreciation (depreciation) on:
Investment securities	1,053,246	—	10,091,785	—
Swap contracts	58,434,237	(13,540,997)	46,075,093	(4,683,343)
Net Assets	$236,868,411	$34,106,161	$261,839,667	$15,938,099
Calculation of Net Asset Value Per Share:
Net assets	$236,868,411	$34,106,161	$261,839,667	$15,938,099
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,100,004	909,950	3,700,000	1,317,738
Net assets value, redemption price and offering price per share	$76.41	$37.48	$70.77	$12.10
Cost of Investments	$184,623,573	$33,136,211	$209,590,973	$11,486,253
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

April 30, 2017

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$3,404,947	$18,408,971	$81,007,035	$283,897,217
Cash equivalents	967,938	11,919,950	4,161,713	185,120,961
Receivable for Fund shares sold	—	—	970,923	—
Due from investment adviser, net	907	—	—	—
Dividend and interest receivable	1,112	15,136	17,491	233,290
Due from broker for swap contracts	—	—	—	64,334
Unrealized appreciation on swap contracts	179,104	776,796	3,493,066	1,760,377
Prepaid expenses and other assets	5,786	5,076	5,788	11,285
Total Assets	4,559,794	31,125,929	89,656,016	471,087,464
Liabilities:
Payable for Fund shares redeemed	—	—	950,953	—
Unrealized depreciation on swap contracts	27,375	653,728	894,474	27,386,298
Due to investment adviser, net	—	16,189	50,861	277,282
Due to broker for swap contracts	100,000	1,072,091	2,708,768	301,577
Accrued expenses and other liabilities	17,659	24,469	38,295	162,976
Total Liabilities	145,034	1,766,477	4,643,351	28,128,133
Net Assets	$4,414,760	$29,359,452	$85,012,665	$442,959,331
Net Assets Consist of:
Capital stock	$4,898,007	$102,619,907	$100,346,797	$1,472,639,183
Accumulated net investment loss	(12,117)	(251,065)	(36,495)	(3,365,900)
Accumulated net realized loss	(679,479)	(73,132,458)	(18,922,846)	(1,000,688,031)
Net unrealized appreciation (depreciation) on:
Investment securities	56,620	—	1,026,617	—
Swap contracts	151,729	123,068	2,598,592	(25,625,921)
Net Assets	$4,414,760	$29,359,452	$85,012,665	$442,959,331
Calculation of Net Asset Value Per Share:
Net assets	$4,414,760	$29,359,452	$85,012,665	$442,959,331
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,000	2,050,000	4,350,000	20,799,789
Net assets value, redemption price and offering price per share	$44.15	$14.32	$19.54	$21.30
Cost of Investments	$3,348,327	$18,408,971	$79,980,418	$283,897,217

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Investment Income:
Dividend income	$123,369	$—	$962,735	$—
Interest income	97,190	25,079	898,129	1,014,391
Total investment income	220,559	25,079	1,860,864	1,014,391
Expenses:
Investment advisory fees (Note 6)	236,295	38,527	1,985,048	1,713,379
Interest expense	25,370	128	244,103	3,662
Licensing fees	25,205	4,110	211,738	182,760
Professional fees	12,755	6,864	43,867	48,758
Administration fees	7,421	1,211	62,456	54,016
Management service fees (Note 6)	6,301	1,027	52,935	45,690
Reports to shareholders	5,812	1,309	38,810	46,749
Accounting fees	4,380	715	36,863	31,884
Custody fees	4,111	1,390	21,885	17,196
Transfer agent fees	3,707	1,467	18,906	29,220
Pricing fees	2,803	2,803	2,770	2,803
Exchange listing fees	2,571	2,686	2,590	3,235
Trustees' fees and expenses	938	159	7,801	7,786
Insurance fees	771	132	6,652	7,790
Other	1,439	137	8,861	16,927
Total Expenses	339,879	62,665	2,745,285	2,211,855
Recoupment of expenses to Adviser (Note 6)	—	—	18,196	85
Less: Reimbursement of expenses from Adviser (Note 6)	(15,202)	(13,736)	(4,979)	(37,998)
Less: Investment advisory fees waived (Note 6)	—	—	—	(38,770)
Net Expenses	324,677	48,929	2,758,502	2,135,172
Net investment loss	(104,118)	(23,850)	(897,638)	(1,120,781)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	362,440	(73,387)
In-kind redemptions	1,064,214	—	7,882,177	—
Swap contracts	17,861,713	(3,640,301)	240,357,050	(157,817,825)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	18,925,927	(3,640,301)	248,601,667	(157,891,212)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(196,496)	—	2,434,758	(2,124,210)
Swap contracts	3,784,565	(920,649)	(67,957,990)	(17,515,165)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	3,588,069	(920,649)	(65,523,232)	(19,639,375)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	22,513,996	(4,560,950)	183,078,435	(177,530,587)
Net increase (decrease) in net assets resulting from operations	$22,409,878	$(4,584,800)	$182,180,797	$(178,651,368)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Investment Income:
Dividend income	$1,186,957	$—	$—	$—
Interest income	1,273,549	1,342,044	214,028	143,950
Total investment income	2,460,506	1,342,044	214,028	143,950
Expenses:
Investment advisory fees (Note 6)	2,637,341	2,044,602	523,496	242,310
Licensing fees	361,493	282,576	79,000	36,871
Interest expense	334,207	6,502	33,558	6,986
Administration fees	83,026	64,334	16,501	7,635
Management service fees (Note 6)	70,329	54,523	13,960	6,462
Professional fees	59,627	53,506	21,790	13,755
Reports to shareholders	51,948	54,652	14,801	7,110
Accounting fees	49,008	37,973	9,740	4,507
Custody fees	28,229	21,994	7,528	6,129
Transfer agent fees	27,484	24,734	8,057	3,959
Trustees' fees and expenses	11,025	8,749	2,353	1,048
Insurance fees	9,636	8,751	2,132	994
Pricing fees	2,803	2,803	2,803	2,803
Exchange listing fees	2,571	2,694	2,594	2,709
Other	11,803	21,478	2,518	1,027
Total Expenses	3,740,530	2,689,871	740,831	344,305
Less: Reimbursement of expenses from Adviser (Note 6)	(65,692)	(93,539)	(44,179)	(30,393)
Net Expenses	3,674,838	2,596,332	696,652	313,912
Net investment loss	(1,214,332)	(1,254,288)	(482,624)	(169,962)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(254,164)	—	(2,723,745)	—
In-kind redemptions	17,741,694	—	2,118,304	—
Swap contracts	375,900,620	(182,075,470)	28,003,555	(12,083,163)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	393,388,150	(182,075,470)	27,398,114	(12,083,163)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(177,565)	—	(146,311)	—
Swap contracts	(10,222,325)	(92,454,880)	(3,850,154)	(4,633,124)
Change in net unrealized depreciation on investment securities and swap contracts	(10,399,890)	(92,454,880)	(3,996,465)	(4,633,124)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	382,988,260	(274,530,350)	23,401,649	(16,716,287)
Net increase (decrease) in net assets resulting from operations	$381,773,928	$(275,784,638)	$22,919,025	$(16,886,249)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily MSCI Brazil Bull 3X Shares	Direxion Daily MSCI Developed Markets Bull 3X Shares
Investment Income:
Dividend income	$67,437	$5,169	$27,273	$9,931
Interest income	40,919	20,936	106,468	37,827
Total investment income	108,356	26,105	133,741	47,758
Expenses:
Investment advisory fees (Note 6)	93,169	56,525	270,140	73,541
Professional fees	10,473	7,162	15,172	7,157
Interest expense	4,343	16,690	80,588	4,618
Reports to shareholders	3,284	1,680	6,972	2,451
Licensing fees	3,034	7,537	—	24,795
Administration fees	2,931	1,772	8,485	2,309
Pricing fees	2,746	2,803	2,770	2,803
Exchange listing fees	2,565	2,729	2,675	2,571
Management service fees (Note 6)	2,485	1,507	7,204	1,961
Transfer agent fees	2,176	1,770	4,373	1,830
Custody fees	2,124	1,847	5,099	1,799
Accounting fees	1,730	1,046	5,008	1,363
Insurance fees	472	290	—	315
Trustees' fees and expenses	393	234	—	286
Other	430	299	29,461	296
Total Expenses	132,355	103,891	440,057	128,095
Less: Reimbursement of expenses from Adviser (Note 6)	(9,998)	(15,602)	(17,291)	(30,325)
Net Expenses	122,357	88,289	422,766	97,770
Net investment loss	(14,001)	(62,184)	(289,025)	(50,012)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(49,460)	(2,865,431)	47,059
In-kind redemptions	49,548	—	1,675,559	—
Swap contracts	1,342,155	9,802,634	41,429,309	997,559
Net realized gain on investment securities, in-kind redemptions and swap contracts	1,391,703	9,753,174	40,239,437	1,044,618
Change in net unrealized appreciation (depreciation) on:
Investment securities	867,257	216,801	(2,083,339)	152,809
Swap contracts	7,496,851	(10,960,156)	(41,302,216)	4,996,380
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	8,364,108	(10,743,355)	(43,385,555)	5,149,189
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	9,755,811	(990,181)	(3,146,118)	6,193,807
Net increase (decrease) in net assets resulting from operations	$9,741,810	$(1,052,365)	$(3,435,143)	$6,143,795

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily MSCI Developed Markets Bear 3X Shares	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI India Bull 3X Shares
Investment Income:
Dividend income	$—	$—	$—	$9,571
Interest income	16,152	301,726	283,330	100,115
Total investment income	16,152	301,726	283,330	109,686
Expenses:
Investment advisory fees (Note 6)	27,914	624,003	441,276	300,411
Licensing fees	24,795	74,575	52,185	—
Professional fees	6,772	25,196	20,795	15,195
Pricing fees	2,803	2,803	2,803	2,803
Exchange listing fees	2,576	3,684	3,619	—
Custody fees	1,420	8,241	6,711	4,324
Transfer agent fees	1,355	9,756	6,960	4,499
Reports to shareholders	1,273	17,316	11,713	7,427
Interest expense	994	99,874	6,926	22,254
Administration fees	882	19,691	13,924	9,418
Management service fees (Note 6)	744	16,640	11,767	8,011
Accounting fees	521	11,623	8,219	5,559
Trustees' fees and expenses	130	2,914	2,016	—
Insurance fees	119	3,093	2,018	—
Other	147	3,166	2,131	38,199
Total Expenses	72,445	922,575	593,063	418,100
Recoupment of expenses to Adviser (Note 6)	—	2,209	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(36,094)	(34,505)	(27,188)	(15,327)
Net Expenses	36,351	890,279	565,875	402,773
Net investment loss	(20,199)	(588,553)	(282,545)	(293,087)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	(1,882,531)	—	(680,872)
In-kind redemptions	—	960,545	—	1,024,729
Swap contracts	(745,705)	42,784,334	(16,328,850)	1,677,449
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(745,705)	41,862,348	(16,328,850)	2,021,306
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	840,003	—	6,136,795
Swap contracts	(1,714,375)	(12,285,493)	(15,343,016)	18,509,861
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(1,714,375)	(11,445,490)	(15,343,016)	24,646,656
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(2,460,080)	30,416,858	(31,671,866)	26,667,962
Net increase (decrease) in net assets resulting from operations	$(2,480,279)	$29,828,305	$(31,954,411)	$26,374,875

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily MSCI Japan Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Investment Income:
Dividend income	$—	$—	$1,868	$—
Interest income	11,966	6,140	263,949	102,464
Total investment income	11,966	6,140	265,817	102,464
Expenses:
Investment advisory fees (Note 6)	29,770	16,770	666,583	152,711
Licensing fees	12,397	—	17,357	5,790
Professional fees	6,806	6,613	24,027	11,511
Pricing fees	2,739	2,770	2,825	2,825
Exchange listing fees	2,565	2,565	2,619	2,676
Transfer agent fees	1,389	1,186	8,732	3,338
Interest expense	1,316	84	209,834	1,118
Custody fees	1,251	1,151	9,268	3,707
Reports to shareholders	1,248	748	18,444	5,201
Administration fees	941	526	20,977	4,823
Management service fees (Note 6)	794	447	17,776	4,072
Accounting fees	555	—	12,382	2,847
Insurance fees	145	—	2,525	840
Trustees' fees and expenses	139	—	2,797	732
Other	160	2,331	2,584	833
Total Expenses	62,215	35,191	1,018,730	203,024
Recoupment of expenses to Adviser (Note 6)	—	—	35,444	58
Less: Reimbursement of expenses from Adviser (Note 6)	(23,191)	(13,866)	—	(8,530)
Net Expenses	39,024	21,325	1,054,174	194,552
Net investment loss	(27,058)	(15,185)	(788,357)	(92,088)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	22,150	(1,711,944)	—
In-kind redemptions	(4,705)	86,586	2,136,924	—
Swap contracts	1,126,332	822,901	144,878,324	(25,912,960)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,121,627	931,637	145,303,304	(25,912,960)
Change in net unrealized appreciation (depreciation) on:
Investment securities	31,988	122,328	(2,210,293)	—
Swap contracts	(755,679)	697,085	(85,037,550)	3,655,413
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(723,691)	819,413	(87,247,843)	3,655,413
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	397,936	1,751,050	58,055,461	(22,257,547)
Net increase (decrease) in net assets resulting from operations	$370,878	$1,735,865	$57,267,104	$(22,349,635)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Investment Income:
Dividend income	$2,008,628	$—	$5,241,182	$—
Interest income	738,261	127,354	1,681,508	628,932
Total investment income	2,746,889	127,354	6,922,690	628,932
Expenses:
Investment advisory fees (Note 6)	2,029,230	204,874	4,989,838	969,127
Interest expense	220,673	747	581,819	1,797
Licensing fees	216,810	21,853	581,114	114,869
Administration fees	63,893	6,459	156,774	30,563
Management service fees (Note 6)	54,113	5,463	133,062	25,843
Professional fees	48,152	13,842	92,782	36,144
Reports to shareholders	41,968	7,535	87,767	43,361
Accounting fees	37,714	3,813	92,530	18,041
Transfer agent fees	23,287	4,077	53,490	14,360
Custody fees	22,445	4,353	58,672	11,047
Trustees' fees and expenses	8,325	950	19,133	4,436
Insurance fees	8,295	1,186	16,927	4,965
Pricing fees	2,803	2,803	2,803	2,803
Exchange listing fees	2,571	2,577	5,127	3,558
Other	11,035	1,062	23,717	11,203
Total Expenses	2,791,314	281,594	6,895,555	1,292,117
Recoupment of expenses to Adviser (Note 6)	8,737	—	18,625	—
Less: Reimbursement of expenses from Adviser (Note 6)	(9,020)	(21,341)	(11,786)	(62,759)
Less: Investment advisory fees waived (Note 6)	—	—	(113)	—
Net Expenses	2,791,031	260,253	6,902,281	1,229,358
Net investment income (loss)	(44,142)	(132,899)	20,409	(600,426)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	7,663,531	—	(167,803)	—
In-kind redemptions	9,649,078	—	31,175,741	—
Swap contracts	60,861,464	(4,378,983)	517,193,508	(121,028,014)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	78,174,073	(4,378,983)	548,201,446	(121,028,014)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(14,809,032)	—	2,619,865	—
Swap contracts	(91,977,348)	205,506	(65,919,722)	(8,178,290)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(106,786,380)	205,506	(63,299,857)	(8,178,290)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(28,612,307)	(4,173,477)	484,901,589	(129,206,304)
Net increase (decrease) in net assets resulting from operations	$(28,656,449)	$(4,306,376)	$484,921,998	$(129,806,730)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Investment Income:
Dividend income	$799,797	$—	$469,051	$—
Interest income	2,305,331	614,496	218,192	3,667
Total investment income	3,105,128	614,496	687,243	3,667
Expenses:
Investment advisory fees (Note 6)	5,969,056	1,016,586	631,447	5,976
Licensing fees	263,846	26,001	67,354	637
Administration fees	186,955	32,001	19,901	189
Interest expense	177,334	129,593	25,452	429
Management service fees (Note 6)	159,175	27,109	16,838	159
Reports to shareholders	130,679	36,011	14,862	262
Professional fees	113,077	30,604	25,246	6,518
Accounting fees	110,334	18,888	11,747	111
Transfer agent fees	61,858	26,220	9,818	1,071
Custody fees	58,117	11,394	9,231	677
Insurance fees	25,452	5,978	3,542	24
Trustees' fees and expenses	23,279	4,174	2,896	28
Exchange listing fees	5,582	2,574	2,566	4,324
Pricing fees	2,792	2,792	2,822	2,978
Other	37,153	10,510	4,113	49
Total Expenses	7,324,689	1,380,435	847,835	23,432
Recoupment of expenses to Adviser (Note 6)	14,713	37,690	493	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(852)	(23,043)	(15,433)
Less: Investment advisory fees waived (Note 6)	(48,387)	—	—	—
Net Expenses	7,291,015	1,417,273	825,285	7,999
Net investment loss	(4,185,887)	(802,777)	(138,042)	(4,332)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(255,204,661)	—	(236,937)	—
In-kind redemptions	127,535,252	—	1,322,005	—
Swap contracts	(254,000,003)	28,251,189	6,378,534	(72,531)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(381,669,412)	28,251,189	7,463,602	(72,531)
Change in net unrealized appreciation (depreciation) on:
Investment securities	25,599,254	—	5,952,438	—
Swap contracts	(130,560,590)	16,287,024	42,659,268	(579,871)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(104,961,336)	16,287,024	48,611,706	(579,871)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(486,630,748)	44,538,213	56,075,308	(652,402)
Net increase (decrease) in net assets resulting from operations	$(490,816,635)	$43,735,436	$55,937,266	$(656,734)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Investment Income:
Dividend income	$4,870	$—	$5,958,889	$—
Interest income	5,905	6,958	1,460,154	317,327
Total investment income	10,775	6,958	7,419,043	317,327
Expenses:
Investment advisory fees (Note 6)	16,260	10,800	3,266,531	468,850
Professional fees	6,533	6,599	67,858	16,568
Exchange listing fees	4,367	4,367	5,125	2,565
Pricing fees	3,114	3,114	2,746	2,746
Licensing fees	1,734	1,152	80,791	11,580
Transfer agent fees	1,120	1,153	31,767	9,750
Interest expense	953	494	212,424	66,346
Custody fees	634	893	32,877	6,226
Administration fees	507	341	101,918	14,684
Reports to shareholders	492	605	57,357	11,023
Management service fees (Note 6)	433	288	87,107	12,503
Accounting fees	299	201	60,139	8,665
Insurance fees	45	43	10,109	997
Trustees' fees and expenses	41	52	11,374	1,482
Excise tax	—	—	31,944	—
Other	53	80	19,081	2,246
Total Expenses	36,585	30,182	4,079,148	636,231
Recoupment of expenses to Adviser (Note 6)	—	—	—	24,597
Less: Reimbursement of expenses from Adviser (Note 6)	(15,036)	(16,008)	—	(605)
Net Expenses	21,549	14,174	4,079,148	660,223
Net investment income (loss)	(10,774)	(7,216)	3,339,895	(342,896)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(121,089,224)	—
In-kind redemptions	—	—	70,660,285	—
Swap contracts	310,086	(820,397)	(74,676,146)	11,224,411
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	310,086	(820,397)	(125,105,085)	11,224,411
Change in net unrealized appreciation (depreciation) on:
Investment securities	209,276	—	(3,288,533)	—
Swap contracts	2,006,359	(1,411,721)	(501,480,485)	18,700,046
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	2,215,635	(1,411,721)	(504,769,018)	18,700,046
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	2,525,721	(2,232,118)	(629,874,103)	29,924,457
Net increase (decrease) in net assets resulting from operations	$2,514,947	$(2,239,334)	$(626,534,208)	$29,581,561

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Investment Income:
Dividend income	$93,043	$—	$52,337	$—
(net of foreign withholding tax of $5,002, $—, $— and $—, respectively)
Interest income	144,648	38,911	84,988	8,830
Total investment income	237,691	38,911	137,325	8,830
Expenses:
Investment advisory fees (Note 6)	290,015	71,362	205,463	16,325
Licensing fees	28,724	24,795	19,177	1,524
Professional fees	16,513	7,296	13,350	6,776
Interest expense	16,061	3,967	18,149	814
Administration fees	9,121	2,260	6,489	519
Reports to shareholders	8,654	4,038	9,947	1,130
Management service fees (Note 6)	7,734	1,903	5,479	435
Custody fees	5,909	1,496	6,972	1,549
Accounting fees	5,383	1,335	3,830	306
Transfer agent fees	4,940	1,937	3,501	1,314
Pricing fees	2,803	2,803	2,803	2,978
Exchange listing fees	2,571	2,619	2,685	4,324
Insurance fees	1,437	286	923	103
Trustees' fees and expenses	1,280	343	934	97
Excise tax	582	—	—	—
Other	2,303	302	869	148
Total Expenses	404,030	126,742	300,571	38,342
Recoupment of expenses to Adviser (Note 6)	6,589	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(26,623)	(32,383)	(22,168)	(16,849)
Net Expenses	383,996	94,359	278,403	21,493
Net investment loss	(146,305)	(55,448)	(141,078)	(12,663)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,175,209)	—	(252,685)	—
In-kind redemptions	153,610	—	919,539	—
Swap contracts	4,450,013	(479,546)	7,230,376	(330,333)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	3,428,414	(479,546)	7,897,230	(330,333)
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,249,623	—	(2,109,232)	—
Swap contracts	2,728,014	(1,675,448)	(9,821,548)	(1,046,668)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	3,977,637	(1,675,448)	(11,930,780)	(1,046,668)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	7,406,051	(2,154,994)	(4,033,550)	(1,377,001)
Net increase (decrease) in net assets resulting from operations	$7,259,746	$(2,210,442)	$(4,174,628)	$(1,389,664)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Investment Income:
Dividend income	$88,529	$—	$36,853
Interest income	20,196	2,955	66,346
Total investment income	108,725	2,955	103,199
Expenses:
Investment advisory fees (Note 6)	71,328	4,206	130,740
Professional fees	6,528	6,487	10,955
Licensing fees	5,997	526	9,493
Exchange listing fees	4,367	4,367	2,575
Pricing fees	3,114	3,114	2,803
Reports to shareholders	2,894	1,478	4,638
Administration fees	2,217	131	4,136
Management service fees (Note 6)	1,902	112	3,486
Custody fees	1,869	677	4,709
Interest expense	1,419	9	11,218
Transfer agent fees	1,312	1,040	2,704
Accounting fees	1,308	78	2,442
Excise tax	688	—	—
Trustees' fees and expenses	150	14	625
Insurance fees	24	18	659
Other	48	44	1,184
Total Expenses	105,165	22,301	192,367
Less: Reimbursement of expenses from Adviser (Note 6)	(12,707)	(16,957)	(15,545)
Net Expenses	92,458	5,344	176,822
Net investment income (loss)	16,267	(2,389)	(73,623)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	178,111	—	136,816
In-kind redemptions	76,739	—	86,144
Swap contracts	933,700	(601,807)	5,255,433
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,188,550	(601,807)	5,478,393
Change in net unrealized appreciation (depreciation) on:
Investment securities	(620,573)	—	(172,643)
Swap contracts	(1,687,044)	154,898	(9,930,749)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(2,307,617)	154,898	(10,103,392)
Net realized and unrealized (loss) on investment securities, in-kind redemptions and swap contracts	(1,119,067)	(446,909)	(4,624,999)
Net decrease in net assets resulting from operations	$(1,102,800)	$(449,298)	$(4,698,622)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Investment Income:
Dividend income	$7,824	$—	$124,144	$—
Interest income	586,390	231,139	132,368	57,136
Total investment income	594,214	231,139	256,512	57,136
Expenses:
Investment advisory fees (Note 6)	1,075,295	367,024	335,403	98,638
Licensing fees	114,931	39,149	35,776	10,521
Interest expense	70,332	9,121	73,529	14,810
Administration fees	33,902	11,504	10,498	3,115
Professional fees	30,190	16,078	15,095	10,629
Management service fees (Note 6)	28,674	9,787	8,944	2,630
Reports to shareholders	28,211	8,402	6,710	5,392
Accounting fees	20,012	6,789	6,196	1,839
Transfer agent fees	13,787	4,870	4,542	2,828
Custody fees	12,461	5,514	5,306	2,364
Trustees' fees and expenses	4,683	1,314	1,170	467
Insurance fees	3,593	1,591	1,050	474
Pricing fees	2,744	2,744	2,744	2,744
Exchange listing fees	2,562	2,562	2,562	2,562
Other	6,557	2,278	2,075	491
Total Expenses	1,447,934	488,727	511,600	159,504
Recoupment of expenses to Adviser (Note 6)	1,632	0	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(17,193)	(14,710)	(13,227)	(19,754)
Net Expenses	1,432,373	474,017	498,373	139,750
Net investment loss	(838,159)	(242,878)	(241,861)	(82,614)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,851,149)	—	(7,253,447)	—
In-kind redemptions	4,399,621	—	3,271,654	—
Swap contracts	110,567,115	(16,358,828)	21,199,509	(2,851,440)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	113,115,587	(16,358,828)	17,217,716	(2,851,440)
Change in net unrealized appreciation (depreciation) on:
Investment securities	850,025	—	(1,102,620)	—
Swap contracts	117,847,671	(49,770,238)	(34,405,396)	2,264,907
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	118,697,696	(49,770,238)	(35,508,016)	2,264,907
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	231,813,283	(66,129,066)	(18,290,300)	(586,533)
Net increase (decrease) in net assets resulting from operations	$230,975,124	$(66,371,944)	$(18,532,161)	$(669,147)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Investment Income:
Dividend income	$284,807	$—	$575,185	$—
Interest income	279,795	97,254	283,877	42,614
Total investment income	564,602	97,254	859,062	42,614
Expenses:
Investment advisory fees (Note 6)	641,734	129,496	788,463	62,932
Interest expense	130,620	92	88,712	654
Licensing fees	51,339	10,359	84,103	6,713
Professional fees	21,530	11,396	25,401	7,194
Administration fees	20,079	4,079	24,727	1,986
Management service fees (Note 6)	17,113	3,453	21,026	1,678
Reports to shareholders	12,390	3,625	17,742	3,556
Accounting fees	11,849	2,408	14,593	1,172
Custody fees	9,557	2,839	10,477	1,452
Transfer agent fees	8,022	3,043	10,270	1,822
Pricing fees	2,803	2,803	2,803	2,803
Exchange listing fees	2,571	2,687	2,571	2,687
Trustees' fees and expenses	2,255	617	3,014	286
Insurance fees	1,497	724	2,547	293
Other	3,220	789	4,050	311
Total Expenses	936,579	178,410	1,100,499	95,539
Recoupment of expenses to Adviser (Note 6)	8,565	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(1,661)	(14,290)	(13,065)	(15,172)
Net Expenses	943,483	164,120	1,087,434	80,367
Net investment loss	(378,881)	(66,866)	(228,372)	(37,753)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	21,278	—	—	—
In-kind redemptions	2,544,216	—	1,184,681	—
Swap contracts	43,014,689	(22,488,821)	44,480,941	(8,661,435)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	45,580,183	(22,488,821)	45,665,622	(8,661,435)
Change in net unrealized appreciation (depreciation) on:
Investment securities	673,883	—	9,800,458	—
Swap contracts	38,526,006	(1,615,227)	31,475,446	1,086,436
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	39,199,889	(1,615,227)	41,275,904	1,086,436
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	84,780,072	(24,104,048)	86,941,526	(7,574,999)
Net increase (decrease) in net assets resulting from operations	$84,401,191	$(24,170,914)	$86,713,154	$(7,612,752)
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended April 30, 2017

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$3,174	$—	$199,324	$—
Interest income	8,302	63,987	119,828	969,307
Total investment income	11,476	63,987	319,152	969,307
Expenses:
Investment advisory fees (Note 6)	18,199	109,426	278,961	1,697,387
Licensing fees	11,380	11,561	13,462	83,393
Professional fees	6,751	10,452	13,919	39,198
Pricing fees	2,753	2,803	2,803	2,803
Exchange listing fees	2,573	2,572	2,572	2,618
Transfer agent fees	1,302	2,528	4,218	20,538
Reports to shareholders	1,140	3,675	7,755	45,022
Custody fees	800	1,757	5,059	16,684
Administration fees	576	3,444	8,751	53,472
Interest expense	542	3,943	2,191	124,024
Management service fees (Note 6)	485	2,918	7,439	45,263
Accounting fees	340	2,033	5,165	31,563
Insurance fees	121	382	1,224	4,804
Trustees' fees and expenses	97	450	1,087	6,904
Excise tax	—	—	106	—
Other	92	373	1,971	5,577
Total Expenses	47,151	158,317	356,683	2,179,250
Recoupment of expenses to Adviser (Note 6)	—	—	2,813	—
Less: Reimbursement of expenses from Adviser (Note 6)	(23,558)	(15,768)	(3,849)	—
Net Expenses	23,593	142,549	355,647	2,179,250
Net investment loss	(12,117)	(78,562)	(36,495)	(1,209,943)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(1,741,678)	—
In-kind redemptions	—	—	180,809	—
Swap contracts	(673,063)	(1,444,727)	(16,192,268)	106,342,901
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(673,063)	(1,444,727)	(17,753,137)	106,342,901
Change in net unrealized appreciation (depreciation) on:
Investment securities	56,620	—	1,431,852	—
Swap contracts	(150,130)	2,777,761	6,097,639	(54,696,062)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(93,510)	2,777,761	7,529,491	(54,696,062)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swap contracts	(766,573)	1,333,034	(10,223,646)	51,646,839
Net increase (decrease) in net assets resulting from operations	$(778,690)	$1,254,472	$(10,260,141)	$50,436,896

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(104,118)	$(386,016)	$(23,850)	$(95,405)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	18,925,927	6,552,025	(3,640,301)	(3,085,229)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	3,588,069	(3,762,212)	(920,649)	370,258
Net increase (decrease) in net assets resulting from operations	22,409,878	2,403,797	(4,584,800)	(2,810,376)
Distributions to shareholders:
Net realized gains	(1,133,280)	—	—	—
Total distributions	(1,133,280)	—	—	—
Capital share transactions:
Proceeds from shares sold	10,051,169	55,188,783	5,307,636	16,610,149
Cost of shares redeemed	(15,383,309)	(80,911,403)	(2,975,473)	(14,090,533)
Transaction fees	3,704	22,487	893	4,227
Net increase (decrease) in net assets resulting from capital transactions	(5,328,436)	(25,700,133)	2,333,056	2,523,843
Total increase (decrease) in net assets	15,948,162	(23,296,336)	(2,251,744)	(286,533)
Net assets:
Beginning of year/period	46,169,505	69,465,841	10,940,798	11,227,331
End of year/period	$62,117,667	$46,169,505	$8,689,054	$10,940,798
Accumulated net investment loss at end of year/period	$(104,118)	$—	$(98,188)	$(74,338)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,850,132	3,000,132	364,407	264,407
Shares sold	300,000	2,250,000	250,000	400,000
Shares repurchased	(450,000)	(3,400,000)	(150,000)	(300,000)
Shares outstanding, end of year/period	1,700,132	1,850,132	464,407	364,407

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares[1]		Direxion Daily S&P 500® Bear 3X Shares[2]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(897,638)	$(4,560,910)	$(1,120,781)	$(3,339,914)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	248,601,667	102,352,639	(157,891,212)	(133,757,914)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(65,523,232)	(39,548,130)	(19,639,375)	45,007,769
Net increase (decrease) in net assets resulting from operations	182,180,797	58,243,599	(178,651,368)	(92,090,059)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	345,535,362	1,303,601,635	155,372,252	776,578,628
Cost of shares redeemed	(415,051,613)	(1,478,054,021)	(97,323,461)	(491,134,134)
Transaction fees	86,654	345,748	29,197	147,340
Net increase (decrease) in net assets resulting from capital transactions	(69,429,597)	(174,106,638)	58,077,988	285,591,834
Total increase (decrease) in net assets	112,751,200	(115,863,039)	(120,573,380)	193,501,775
Net assets:
Beginning of year/period	458,407,106	574,270,145	562,025,085	368,523,310
End of year/period	$571,158,306	$458,407,106	$441,451,705	$562,025,085
Accumulated net investment loss at end of year/period	$(940,770)	$(43,132)	$(3,990,088)	$(2,869,307)
Changes in shares outstanding
Shares outstanding, beginning of year/period	20,005,004	26,205,004	8,695,135	4,415,135
Shares sold	12,200,002	61,800,000	3,080,000	10,360,000
Shares repurchased	(14,600,000)	(68,000,000)	(1,720,000)	(6,080,000)
Shares outstanding, end of year/period	17,605,006	20,005,004	10,055,135	8,695,135

1  Effective May 1, 2017, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

2  Effective May 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares[1]		Direxion Daily Small Cap Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(1,214,332)	$(5,899,413)	$(1,254,288)	$(4,062,194)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	393,388,150	31,182,414	(182,075,470)	(153,964,604)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(10,399,890)	45,448,588	(92,454,880)	4,124,393
Net increase (decrease) in net assets resulting from operations	381,773,928	70,731,589	(275,784,638)	(153,902,405)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	1,099,790,266	1,676,825,388	758,211,613	1,174,145,351
Cost of shares redeemed	(1,634,039,624)	(1,855,279,806)	(337,322,812)	(938,794,391)
Transaction fees	369,897	416,718	102,580	283,078
Net increase (decrease) in net assets resulting from capital transactions	(533,879,461)	(178,037,700)	420,991,381	235,634,038
Total increase (decrease) in net assets	(152,105,533)	(107,306,111)	145,206,743	81,731,633
Net assets:
Beginning of year/period	729,432,966	836,739,077	586,011,470	504,279,837
End of year/period	$577,327,433	$729,432,966	$731,218,213	$586,011,470
Accumulated net investment loss at end of year/period	$(1,227,506)	$(13,174)	$(4,647,008)	$(3,392,720)
Changes in shares outstanding
Shares outstanding, beginning of year/period	21,200,068	24,300,068	19,070,375	11,520,375
Shares sold	22,399,999	55,600,000	39,700,000	30,600,000
Shares repurchased	(33,000,000)	(58,700,000)	(16,350,000)	(23,050,000)
Shares outstanding, end of year/period	10,600,067	21,200,068	42,420,375	19,070,375

1  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bull 3X Shares		Direxion Daily FTSE China Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(482,624)	$(930,741)	$(169,962)	$(602,559)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	27,398,114	(40,240,522)	(12,083,163)	(17,031,453)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(3,996,465)	17,155,437	(4,633,124)	(2,309,835)
Net increase (decrease) in net assets resulting from operations	22,919,025	(24,015,826)	(16,886,249)	(19,943,847)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	55,465,303	139,496,447	31,321,667	123,158,907
Cost of shares redeemed	(83,434,837)	(124,292,207)	(24,132,711)	(142,313,029)
Transaction fees	18,802	25,329	7,239	42,695
Net increase (decrease) in net assets resulting from capital transactions	(27,950,732)	15,229,569	7,196,195	(19,111,427)
Total decrease in net assets	(5,031,707)	(8,786,257)	(9,690,054)	(39,055,274)
Net assets:
Beginning of year/period	150,954,862	159,741,119	67,613,324	106,668,598
End of year/period	$145,923,155	$150,954,862	$57,923,270	$67,613,324
Accumulated net investment loss at end of year/period	$(1,170,782)	$(688,158)	$(661,436)	$(491,474)
Changes in shares outstanding
Shares outstanding, beginning of year/period	8,750,013	7,350,013	4,377,260	4,927,260
Shares sold	3,100,000	9,650,000	2,200,000	5,350,000
Shares repurchased	(4,550,000)	(8,250,000)	(1,750,000)	(5,900,000)
Shares outstanding, end of year/period	7,300,013	8,750,013	4,827,260	4,377,260

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE Europe Bull 3X Shares		Direxion Daily Latin America Bull 3X Shares[1]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(14,001)	$(233,129)	$(62,184)	$(108,285)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,391,703	(6,400,122)	9,753,174	(2,359,261)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	8,364,108	(5,594,364)	(10,743,355)	13,115,835
Net increase (decrease) in net assets resulting from operations	9,741,810	(12,227,615)	(1,052,365)	10,648,289
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	1,226,839	17,681,826	—	4,413,640
Cost of shares redeemed	(6,878,052)	(30,417,147)	—	(7,456,481)
Transaction fees	1,375	6,705	—	1,489
Net decrease in net assets resulting from capital transactions	(5,649,838)	(12,728,616)	—	(3,041,352)
Total increase (decrease) in net assets	4,091,972	(24,956,231)	(1,052,365)	7,606,937
Net assets:
Beginning of year/period	26,432,744	51,388,975	17,823,079	10,216,142
End of year/period	$30,524,716	$26,432,744	$16,770,714	$17,823,079
Accumulated net investment loss at end of year/period	$(174,229)	$(160,228)	$(155,690)	$(93,506)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,400,001	1,850,001	619,092	619,820
Shares sold	50,000	1,000,000	—	300,000
Shares repurchased	(350,000)	(1,450,000)	—	(300,728)
Shares outstanding, end of year/period	1,100,001	1,400,001	619,092	619,092

1  Effective May 1, 2017, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Brazil Bull 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(289,025)	$(433,595)
Net realized gain on investment securities, in-kind redemptions and swap contracts	40,239,437	24,246,909
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(43,385,555)	62,245,072
Net increase (decrease) in net assets resulting from operations	(3,435,143)	86,058,386
Distributions to shareholders:	—	—
Capital share transactions:
Proceeds from shares sold	77,122,833	94,254,239
Cost of shares redeemed	(70,919,540)	(143,154,635)
Transaction fees	14,184	28,627
Net increase (decrease) in net assets resulting from capital transactions	6,217,477	(48,871,769)
Total increase in net assets	2,782,334	37,186,617
Net assets:
Beginning of year/period	78,470,395	41,283,778
End of year/period	$81,252,729	$78,470,395
Accumulated net investment loss at end of year/period	$(650,715)	$(361,690)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,653,728	2,504,845
Shares sold	2,350,000	5,350,000
Shares repurchased	(1,950,000)	(6,201,117)
Shares outstanding, end of year/period	2,053,728	1,653,728

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Developed Markets Bull 3X Shares		Direxion Daily MSCI Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(50,012)	$(26,180)	$(20,199)	$(79,773)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,044,618	(6,438,298)	(745,705)	(2,202,246)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	5,149,189	(2,131,946)	(1,714,375)	842,636
Net increase (decrease) in net assets resulting from operations	6,143,795	(8,596,424)	(2,480,279)	(1,439,383)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	—	36,839,438	—	12,710,125
Cost of shares redeemed	—	(43,730,977)	(887,026)	(13,905,404)
Transaction fees	—	10,047	266	5,213
Net decrease in net assets resulting from capital transactions	—	(6,881,492)	(886,760)	(1,190,066)
Total increase (decrease) in net assets	6,143,795	(15,477,916)	(3,367,039)	(2,629,449)
Net assets:
Beginning of year/period	17,806,342	33,284,258	8,467,818	11,097,267
End of year/period	$23,950,137	$17,806,342	$5,100,779	$8,467,818
Accumulated net investment loss at end of year/period	$(50,012)	$—	$(82,604)	$(62,405)
Changes in shares outstanding
Shares outstanding, beginning of year/period	400,001	600,001	334,916	384,916
Shares sold	—	850,000	—	400,000
Shares repurchased	—	(1,050,000)	(50,000)	(450,000)
Shares outstanding, end of year/period	400,001	400,001	284,916	334,916

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(588,553)	$(1,502,875)	$(282,545)	$(946,706)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	41,862,348	(8,279,024)	(16,328,850)	(52,862,834)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(11,445,490)	53,133,077	(15,343,016)	143,010
Net increase (decrease) in net assets resulting from operations	29,828,305	43,351,178	(31,954,411)	(53,666,530)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	119,014,747	368,130,679	66,024,022	373,252,252
Cost of shares redeemed	(184,091,559)	(397,814,248)	(69,324,558)	(300,318,800)
Transaction fees	37,831	82,144	21,051	90,858
Net increase (decrease) in net assets resulting from capital transactions	(65,038,981)	(29,601,425)	(3,279,485)	73,024,310
Total increase (decrease) in net assets	(35,210,676)	13,749,753	(35,233,896)	19,357,780
Net assets:
Beginning of year/period	195,996,463	182,246,710	143,829,824	124,472,044
End of year/period	$160,785,787	$195,996,463	$108,595,928	$143,829,824
Accumulated net investment loss at end of year/period	$(1,821,300)	$(1,232,747)	$(1,045,450)	$(762,905)
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,131,598	3,182,233	6,277,763	3,077,763
Shares sold	1,950,000	7,600,000	3,300,000	11,750,000
Shares repurchased	(3,000,000)	(7,650,635)	(2,950,000)	(8,550,000)
Shares outstanding, end of year/period	2,081,598	3,131,598	6,627,763	6,277,763

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI India Bull 3X Shares		Direxion Daily MSCI Japan Bull 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(293,087)	$(468,850)	$(27,058)	$(52,457)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	2,021,306	(16,924,378)	1,121,627	(301,536)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	24,646,656	18,232,568	(723,691)	(352,849)
Net increase (decrease) in net assets resulting from operations	26,374,875	839,340	370,878	(706,842)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	14,933,662	13,193,074	—	12,498,440
Cost of shares redeemed	(11,650,301)	(32,931,769)	(4,410,881)	(14,421,475)
Transaction fees	2,330	6,584	883	2,884
Net increase (decrease) in net assets resulting from capital transactions	3,285,691	(19,732,111)	(4,409,998)	(1,920,151)
Total increase (decrease) in net assets	29,660,566	(18,892,771)	(4,039,120)	(2,626,993)
Net assets:
Beginning of year/period	75,146,766	94,039,537	11,569,019	14,196,012
End of year/period	$104,807,332	$75,146,766	$7,529,899	$11,569,019
Accumulated net investment loss at end of year/period	$(664,307)	$(371,220)	$(57,171)	$(30,113)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,299,686	1,612,364	250,001	300,001
Shares sold	300,000	300,000	—	300,000
Shares repurchased	(200,000)	(612,678)	(100,000)	(350,000)
Shares outstanding, end of year/period	1,399,686	1,299,686	150,001	250,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI South Korea Bull 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(15,185)	$(38,024)
Net realized gain on investment securities, in-kind redemptions and swap contracts	931,637	1,444,546
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	819,413	(1,055,385)
Net increase in net assets resulting from operations	1,735,865	351,137
Distributions to shareholders:	—	—
Capital share transactions:
Proceeds from shares sold	1,083,506	953,022
Cost of shares redeemed	(1,307,114)	(1,554,703)
Transaction fees	261	311
Net decrease in net assets resulting from capital transactions	(223,347)	(601,370)
Total increase (decrease) in net assets	1,512,518	(250,233)
Net assets:
Beginning of year/period	3,985,160	4,235,393
End of year/period	$5,497,678	$3,985,160
Accumulated net investment loss at end of year/period	$(47,200)	$(32,015)
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,001	150,001
Shares sold	50,000	50,000
Shares repurchased	(50,000)	(50,000)
Shares outstanding, end of year/period	150,001	150,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares[1]		Direxion Daily Russia Bear 3X Shares[2]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(788,357)	$(1,596,289)	$(92,088)	$(382,817)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	145,303,304	(58,291,421)	(25,912,960)	(18,290,016)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(87,247,843)	93,778,347	3,655,413	(17,084,807)
Net increase (decrease) in net assets resulting from operations	57,267,104	33,890,637	(22,349,635)	(35,757,640)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	74,234,249	162,786,284	20,903,880	159,539,231
Cost of shares redeemed	(119,806,332)	(233,285,795)	(20,347,087)	(110,962,174)
Transaction fees	23,961	47,701	6,104	33,288
Net increase (decrease) in net assets resulting from capital transactions	(45,548,122)	(70,451,810)	562,897	48,610,345
Total increase (decrease) in net assets	11,718,982	(36,561,173)	(21,786,738)	12,852,705
Net assets:
Beginning of year/period	160,631,358	197,192,531	54,708,700	41,855,995
End of year/period	$172,350,340	$160,631,358	$32,921,962	$54,708,700
Accumulated net investment loss at end of year/period	$(2,080,911)	$(1,292,554)	$(405,891)	$(313,803)
Changes in shares outstanding
Shares outstanding, beginning of year/period	4,768,002	6,194,990	1,054,883	264,883
Shares sold	1,600,000	7,100,000	600,000	1,790,000
Shares repurchased	(2,600,000)	(8,526,988)	(560,000)	(1,000,000)
Shares outstanding, end of year/period	3,768,002	4,768,002	1,094,883	1,054,883

1  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

2  Effective May 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(44,142)	$(1,569,648)	$(132,899)	$(672,204)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	78,174,073	37,630,998	(4,378,983)	(20,435,143)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(106,786,380)	26,989,805	205,506	(12,656,116)
Net increase (decrease) in net assets resulting from operations	(28,656,449)	63,051,155	(4,306,376)	(33,763,463)
Distributions to shareholders:
Net investment income	(327,187)	—	—	—
Total distributions	(327,187)	—	—	—
Capital share transactions:
Proceeds from shares sold	350,029,327	615,051,533	42,021,187	214,576,073
Cost of shares redeemed	(243,873,391)	(714,689,552)	(64,544,887)	(179,970,193)
Transaction fees	52,970	153,155	19,637	53,991
Net increase (decrease) in net assets resulting from capital transactions	106,208,906	(99,484,864)	(22,504,063)	34,659,871
Total increase (decrease) in net assets	77,225,270	(36,433,709)	(26,810,439)	896,408
Net assets:
Beginning of year/period	452,886,333	489,320,042	68,146,542	67,250,134
End of year/period	$530,111,603	$452,886,333	$41,336,103	$68,146,542
Accumulated net investment loss at end of year/period	$(1,538,726)	$(1,167,397)	$(698,110)	$(565,211)
Changes in shares outstanding
Shares outstanding, beginning of year/period	14,900,017	14,200,017	5,087,220	2,937,220
Shares sold	10,400,000	26,800,000	4,050,000	10,600,000
Shares repurchased	(6,850,000)	(26,100,000)	(5,800,000)	(8,450,000)
Shares outstanding, end of year/period	18,450,017	14,900,017	3,337,220	5,087,220

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income (loss)	$20,409	$(1,458,323)	$(600,426)	$(2,606,167)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	548,201,446	63,178,832	(121,028,014)	(138,446,494)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(63,299,857)	(86,408,185)	(8,178,290)	32,244,127
Net increase (decrease) in net assets resulting from operations	484,921,998	(24,687,676)	(129,806,730)	(108,808,534)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	338,038,874	619,127,755	185,891,747	424,533,329
Cost of shares redeemed	(446,215,265)	(865,335,424)	(128,740,510)	(313,646,120)
Transaction fees	91,958	181,044	38,622	94,094
Net increase (decrease) in net assets resulting from capital transactions	(108,084,433)	(246,026,625)	57,189,859	110,981,303
Total increase (decrease) in net assets	376,837,565	(270,714,301)	(72,616,871)	2,172,769
Net assets:
Beginning of year/period	1,034,205,238	1,304,919,539	313,291,718	311,118,949
End of year/period	$1,411,042,803	$1,034,205,238	$240,674,847	$313,291,718
Undistributed (Accumulated) net investment income (loss) at end of year/period	$181,632	$161,223	$(2,741,415)	$(2,140,989)
Changes in shares outstanding
Shares outstanding, beginning of year/period	35,249,888	43,199,888	9,982,055	7,432,055
Shares sold	7,600,000	25,050,000	9,000,000	9,550,000
Shares repurchased	(10,850,000)	(33,000,000)	(6,500,000)	(7,000,000)
Shares outstanding, end of year/period	31,999,888	35,249,888	12,482,055	9,982,055

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bull 3X Shares[1]		Direxion Daily Gold Miners Index Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(4,185,887)	$(9,859,064)	$(802,777)	$(2,317,484)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(381,669,412)	1,269,451,787	28,251,189	(535,844,823)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(104,961,336)	(290,092,098)	16,287,024	(76,628,781)
Net increase (decrease) in net assets resulting from operations	(490,816,635)	969,500,625	43,735,436	(614,791,088)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	1,790,061,609	3,912,175,772	813,604,469	1,859,235,417
Cost of shares redeemed	(1,167,467,268)	(3,910,526,032)	(858,232,822)	(1,273,731,481)
Transaction fees	249,292	799,031	260,408	382,981
Net increase (decrease) in net assets resulting from capital transactions	622,843,633	2,448,771	(44,367,945)	585,886,917
Total increase (decrease) in net assets	132,026,998	971,949,396	(632,509)	(28,904,171)
Net assets:
Beginning of year/period	1,582,217,990	610,268,594	258,710,917	287,615,088
End of year/period	$1,714,244,988	$1,582,217,990	$258,078,408	$258,710,917
Accumulated net investment loss at end of year/period	$(13,238,648)	$(9,052,761)	$(2,768,704)	$(1,965,927)
Changes in shares outstanding
Shares outstanding, beginning of year/period	28,122,184	22,109,684	6,768,705	360,000
Shares sold	52,700,000	77,787,500	22,750,000	26,940,000
Shares repurchased	(28,375,000)	(71,775,000)	(21,550,000)	(20,531,295)
Shares outstanding, end of year/period	52,447,184	28,122,184	7,968,705	6,768,705

1  Effective May 1, 2017, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Healthcare Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period December 3, 2015[1] through October 31, 2016
Operations:
Net investment loss	$(138,042)	$(1,819,944)	$(4,332)	$(15,357)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	7,463,602	43,446,816	(72,531)	(450,202)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	48,611,706	(98,344,467)	(579,871)	366,744
Net increase (decrease) in net assets resulting from operations	55,937,266	(56,717,595)	(656,734)	(98,815)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	4,305,478	109,872,861	—	4,000,040
Cost of shares redeemed	(66,093,982)	(231,918,859)	—	(1,909,477)
Transaction fees	13,219	57,418	—	573
Net increase (decrease) in net assets resulting from capital transactions	(61,775,285)	(121,988,580)	—	2,091,136
Total increase (decrease) in net assets	(5,838,019)	(178,706,175)	(656,734)	1,992,321
Net assets:
Beginning of year/period	164,185,849	342,892,024	1,992,321	—
End of year/period	$158,347,830	$164,185,849	$1,335,587	$1,992,321
Accumulated net investment loss at end of year/period	$(138,042)	$—	$(17,452)	$(13,120)
Changes in shares outstanding
Shares outstanding, beginning of year/period	6,350,008	10,500,008	50,001	—
Shares sold	150,000	3,650,000	—	100,001
Shares repurchased	(2,100,000)	(7,800,000)	—	(50,000)
Shares outstanding, end of year/period	4,400,008	6,350,008	50,001	50,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Homebuilders & Supplies Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(10,774)	$(18,388)	$(7,216)	$(35,602)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	310,086	(637,220)	(820,397)	(628,094)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	2,215,635	(124,172)	(1,411,721)	(43,094)
Net increase (decrease) in net assets resulting from operations	2,514,947	(779,780)	(2,239,334)	(706,790)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	3,369,110	—	1,028,434	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital transactions	3,369,110	—	1,028,434	—
Total increase (decrease) in net assets	5,884,057	(779,780)	(1,210,900)	(706,790)
Net assets:
Beginning of year/period	2,123,665	2,903,445	3,943,832	4,650,622
End of year/period	$8,007,722	$2,123,665	$2,732,932	$3,943,832
Accumulated net investment loss at end of year/period	$(25,391)	$(14,617)	$(35,820)	$(28,604)
Changes in shares outstanding
Shares outstanding, beginning of year/period	100,000	100,000	100,000	100,000
Shares sold	100,000	—	50,000	—
Shares repurchased	—	—	—	—
Shares outstanding, end of year/period	200,000	100,000	150,000	100,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares[1]		Direxion Daily Junior Gold Miners Index Bear 3X Shares[1]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income (loss)	$3,339,895	$(3,156,557)	$(342,896)	$(413,089)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(125,105,085)	(9,217,689)	11,224,411	(138,412,679)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(504,769,018)	130,973,203	18,700,046	(2,779,542)
Net increase (decrease) in net assets resulting from operations	(626,534,208)	118,598,957	29,581,561	(141,605,310)
Distributions to shareholders:
Net investment income	(3,831,557)	—	—	—
Total distributions	(3,831,557)	—	—	—
Capital share transactions:
Proceeds from shares sold	1,306,076,158	1,150,758,759	499,581,101	403,262,805
Cost of shares redeemed	(560,896,600)	(663,501,053)	(492,981,480)	(247,970,661)
Transaction fees	277,240	138,570	150,653	74,382
Net increase in net assets resulting from capital transactions	745,456,798	487,396,276	6,750,274	155,366,526
Total increase in net assets	115,091,033	605,995,233	36,331,835	13,761,216
Net assets:
Beginning of year/period	712,681,429	106,686,196	82,096,020	68,334,804
End of year/period	$827,772,462	$712,681,429	$118,427,855	$82,096,020
Accumulated net investment loss at end of year/period	$(3,499,043)	$(3,007,381)	$(679,454)	$(336,558)
Changes in shares outstanding
Shares outstanding, beginning of year/period	14,553,665	6,691,165	764,037	11,748
Shares sold	48,437,500	26,012,500	6,487,500	1,817,250
Shares repurchased	(17,325,000)	(18,150,000)	(5,762,500)	(1,064,961)
Shares outstanding, end of year/period	45,666,165	14,553,665	1,489,037	764,037

1  Effective May 1, 2017, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily MSCI Real Estate Bull 3X Shares		Direxion Daily MSCI Real Estate Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(146,305)	$(566,576)	$(55,448)	$(123,063)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	3,428,414	24,858,954	(479,546)	(7,848,303)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	3,977,637	(13,076,081)	(1,675,448)	3,888,281
Net increase (decrease) in net assets resulting from operations	7,259,746	11,216,297	(2,210,442)	(4,083,085)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	32,616,265	95,243,230	19,662,554	28,202,230
Cost of shares redeemed	(45,049,965)	(136,352,820)	(16,418,658)	(12,901,968)
Transaction fees	10,036	31,905	4,926	3,871
Net increase (decrease) in net assets resulting from capital transactions	(12,423,664)	(41,077,685)	3,248,822	15,304,133
Total increase (decrease) in net assets	(5,163,918)	(29,861,388)	1,038,380	11,221,048
Net assets:
Beginning of year/period	74,331,246	104,192,634	22,966,546	11,745,498
End of year/period	$69,167,328	$74,331,246	$24,004,926	$22,966,546
Undistributed (Accumulated) net investment income (loss) at end of year/period	$(131,983)	$14,322	$(160,733)	$(105,285)
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,700,000	5,600,000	1,608,309	558,309
Shares sold	1,600,000	4,450,000	1,650,000	1,800,000
Shares repurchased	(2,100,000)	(6,350,000)	(1,250,000)	(750,000)
Shares outstanding, end of year/period	3,200,000	3,700,000	2,008,309	1,608,309

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period December 3, 2015[1] through October 31, 2016
Operations:
Net investment loss	$(141,078)	$(387,537)	$(12,663)	$(55,652)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	7,897,230	(31,588,171)	(330,333)	(10,788,411)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(11,930,780)	2,882,501	(1,046,668)	1,750,018
Net decrease in net assets resulting from operations	(4,174,628)	(29,093,207)	(1,389,664)	(9,094,045)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	48,913,097	222,609,034	7,157,120	55,899,217
Cost of shares redeemed	(55,552,127)	(175,848,704)	(9,603,353)	(39,214,576)
Transaction fees	11,272	38,203	2,881	11,763
Net increase (decrease) in net assets resulting from capital transactions	(6,627,758)	46,798,533	(2,443,352)	16,696,404
Total increase (decrease) in net assets	(10,802,386)	17,705,326	(3,833,016)	7,602,359
Net assets:
Beginning of year/period	57,293,202	39,587,876	7,602,359	—
End of year/period	$46,490,816	$57,293,202	$3,769,343	$7,602,359
Accumulated net investment loss at end of year/period	$(575,775)	$(434,697)	$(63,787)	$(51,124)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,607,521	203,643	224,855	—
Shares sold	1,300,000	5,890,000	300,000	762,500
Shares repurchased	(1,300,000)	(4,486,122)	(400,000)	(537,645)
Shares outstanding, end of year/period	1,607,521	1,607,521	124,855	224,855

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Regional Banks Bear 3X Shares[1]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income (loss)	$16,267	$(1,065)	$(2,389)	$(14,985)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	1,188,550	(347,923)	(601,807)	(635,966)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(2,307,617)	196,720	154,898	(331,507)
Net decrease in net assets resulting from operations	(1,102,800)	(152,268)	(449,298)	(982,458)
Distributions to shareholders:
Net investment income	(41,188)	—	—	—
Net realized gains	—	—	—	(92,570)
Return of capital	—	—	—	(226)
Total distributions	(41,188)	—	—	(92,796)
Capital share transactions:
Proceeds from shares sold	29,166,890	—	1,740,851	—
Cost of shares redeemed	(2,975,926)	(1,642,314)	—	(1,744,928)
Transaction fees	594	493	—	523
Net increase (decrease) in net assets resulting from capital transactions	26,191,558	(1,641,821)	1,740,851	(1,744,405)
Total increase (decrease) in net assets	25,047,570	(1,794,089)	1,291,553	(2,819,659)
Net assets:
Beginning of year/period	1,734,995	3,529,084	1,044,026	3,863,685
End of year/period	$26,782,565	$1,734,995	$2,335,579	$1,044,026
Accumulated net investment loss at end of year/period	$(24,921)	$—	$(13,843)	$(11,454)
Changes in shares outstanding
Shares outstanding, beginning of year/period	50,000	100,000	10,000	20,000
Shares sold	450,000	—	40,000	—
Shares repurchased	(50,000)	(50,000)	—	(10,000)
Shares outstanding, end of year/period	450,000	50,000	50,000	10,000

1  Effective May 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(73,623)	$(327,976)
Net realized gain on investment securities, in-kind redemptions and swap contracts	5,478,393	7,423,868
Change in net unrealized (depreciation) on investment securities and swap contracts	(10,103,392)	(8,954,274)
Net decrease in net assets resulting from operations	(4,698,622)	(1,858,382)
Distributions to shareholders:
Net realized gains	(951,341)	—
Total distributions	(951,341)	—
Capital share transactions:
Proceeds from shares sold	6,430,259	30,260,152
Cost of shares redeemed	(9,497,503)	(50,255,589)
Transaction fees	1,899	12,091
Net decrease in net assets resulting from capital transactions	(3,065,345)	(19,983,346)
Total decrease in net assets	(8,715,308)	(21,841,728)
Net assets:
Beginning of year/period	36,688,701	58,530,429
End of year/period	$27,973,393	$36,688,701
Accumulated net investment loss at end of year/period	$(73,623)	$—
Changes in shares outstanding
Shares outstanding, beginning of year/period	950,012	1,600,012
Shares sold	150,000	750,000
Shares repurchased	(250,000)	(1,400,000)
Shares outstanding, end of year/period	850,012	950,012

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bull 3X Shares		Direxion Daily S&P Biotech Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(838,159)	$(1,630,578)	$(242,878)	$(490,505)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	113,115,587	(25,816,489)	(16,358,828)	(31,283,770)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	118,697,696	(27,152,353)	(49,770,238)	22,161,242
Net increase (decrease) in net assets resulting from operations	230,975,124	(54,599,420)	(66,371,944)	(9,613,033)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	294,903,714	889,366,495	298,068,907	370,984,236
Cost of shares redeemed	(541,363,263)	(678,081,778)	(212,252,650)	(307,727,067)
Transaction fees	117,646	139,772	63,676	92,318
Net increase (decrease) in net assets resulting from capital transactions	(246,341,903)	211,424,489	85,879,933	63,349,487
Total increase (decrease) in net assets	(15,366,779)	156,825,069	19,507,989	53,736,454
Net assets:
Beginning of year/period	279,882,880	123,057,811	82,489,758	28,753,304
End of year/period	$264,516,101	$279,882,880	$101,997,747	$82,489,758
Accumulated net investment loss at end of year/period	$(2,225,710)	$(1,387,551)	$(673,796)	$(430,918)
Changes in shares outstanding
Shares outstanding, beginning of year/period	9,711,600	1,600,000	3,000,000	700,000
Shares sold	8,050,000	26,462,500	22,650,000	11,950,000
Shares repurchased	(12,650,000)	(18,350,900)	(14,850,000)	(9,650,000)
Shares outstanding, end of year/period	5,111,600	9,711,600	10,800,000	3,000,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares[1]		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(241,861)	$(359,039)	$(82,614)	$(173,003)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	17,217,716	20,518,859	(2,851,440)	(28,721,851)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(35,508,016)	12,282,518	2,264,907	2,029,986
Net increase (decrease) in net assets resulting from operations	(18,532,161)	32,442,338	(669,147)	(26,864,868)
Distributions to shareholders:
Net realized gains	(2,333,092)	—	—	—
Total distributions	(2,333,092)	—	—	—
Capital share transactions:
Proceeds from shares sold	258,736,526	187,291,027	59,543,572	122,728,849
Cost of shares redeemed	(158,471,290)	(169,518,225)	(66,041,149)	(74,613,389)
Transaction fees	33,775	38,818	19,812	22,383
Net increase (decrease) in net assets resulting from capital transactions	100,299,011	17,811,620	(6,477,765)	48,137,843
Total increase (decrease) in net assets	79,433,758	50,253,958	(7,146,912)	21,272,975
Net assets:
Beginning of year/period	59,023,646	8,769,688	26,949,840	5,676,865
End of year/period	$138,457,404	$59,023,646	$19,802,928	$26,949,840
Accumulated net investment loss at end of year/period	$(241,861)	$—	$(244,391)	$(161,777)
Changes in shares outstanding
Shares outstanding, beginning of year/period	1,709,476	130,000	1,079,803	80,000
Shares sold	6,900,000	6,390,000	4,200,000	2,970,000
Shares repurchased	(3,800,000)	(4,810,524)	(4,250,000)	(1,970,197)
Shares outstanding, end of year/period	4,809,476	1,709,476	1,029,803	1,079,803

1  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares[1]
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(378,881)	$(448,002)	$(66,866)	$(347,939)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	45,580,183	59,676,046	(22,488,821)	(33,422,363)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	39,199,889	(2,858,033)	(1,615,227)	(11,169,062)
Net increase (decrease) in net assets resulting from operations	84,401,191	56,370,011	(24,170,914)	(44,939,364)
Distributions to shareholders:
Net realized gains	(6,634,619)	—	—	—
Total distributions	(6,634,619)	—	—	—
Capital share transactions:
Proceeds from shares sold	78,936,357	147,499,788	23,669,925	119,453,839
Cost of shares redeemed	(31,990,502)	(223,704,994)	(16,858,189)	(61,250,756)
Transaction fees	6,777	55,655	5,170	18,375
Net increase (decrease) in net assets resulting from capital transactions	46,952,632	(76,149,551)	6,816,906	58,221,458
Total increase (decrease) in net assets	124,719,204	(19,779,540)	(17,354,008)	13,282,094
Net assets:
Beginning of year/period	112,149,207	131,928,747	51,460,169	38,178,075
End of year/period	$236,868,411	$112,149,207	$34,106,161	$51,460,169
Accumulated net investment loss at end of year/period	$(378,881)	$—	$(352,486)	$(285,620)
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,450,004	4,900,004	669,950	179,950
Shares sold	1,150,000	4,000,000	520,000	840,000
Shares repurchased	(500,000)	(6,450,000)	(280,000)	(350,000)
Shares outstanding, end of year/period	3,100,004	2,450,004	909,950	669,950

1  Effective May 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(228,372)	$(994,631)	$(37,753)	$(147,605)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	45,665,622	65,830,741	(8,661,435)	(7,802,948)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	41,275,904	(30,871,476)	1,086,436	(1,494,844)
Net increase (decrease) in net assets resulting from operations	86,713,154	33,964,634	(7,612,752)	(9,445,397)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	27,999,606	182,378,253	5,703,132	23,402,768
Cost of shares redeemed	(25,606,888)	(238,413,084)	(1,750,429)	(13,393,447)
Transaction fees	6,052	70,412	525	4,018
Net increase (decrease) in net assets resulting from capital transactions	2,398,770	(55,964,419)	3,953,228	10,013,339
Total increase (decrease) in net assets	89,111,924	(21,999,785)	(3,659,524)	567,942
Net assets:
Beginning of year/period	172,727,743	194,727,528	19,597,623	19,029,681
End of year/period	$261,839,667	$172,727,743	$15,938,099	$19,597,623
Accumulated net investment loss at end of year/period	$(228,372)	$—	$(158,081)	$(120,328)
Changes in shares outstanding
Shares outstanding, beginning of year/period	3,650,000	5,050,000	1,017,738	617,738
Shares sold	500,000	4,000,000	400,000	850,000
Shares repurchased	(450,000)	(5,400,000)	(100,000)	(450,000)
Shares outstanding, end of year/period	3,700,000	3,650,000	1,317,738	1,017,738

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(12,117)	$(61,336)	$(78,562)	$(233,947)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(673,063)	551,876	(1,444,727)	(5,139,786)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	(93,510)	294,981	2,777,761	(318,001)
Net increase (decrease) in net assets resulting from operations	(778,690)	785,521	1,254,472	(5,691,734)
Distributions to shareholders:
Net realized gains	(284,233)	(109,119)	—	—
Total distributions	(284,233)	(109,119)	—	—
Capital share transactions:
Proceeds from shares sold	—	—	3,047,280	—
Cost of shares redeemed	(2,210,682)	—	(1,554,609)	(8,159,677)
Transaction fees	663	—	467	2,448
Net increase (decrease) in net assets resulting from capital transactions	(2,210,019)	—	1,493,138	(8,157,229)
Total increase (decrease) in net assets	(3,272,942)	676,402	2,747,610	(13,848,963)
Net assets:
Beginning of year/period	7,687,702	7,011,300	26,611,842	40,460,805
End of year/period	$4,414,760	$7,687,702	$29,359,452	$26,611,842
Accumulated net investment loss at end of year/period	$(12,117)	$—	$(251,065)	$(172,503)
Changes in shares outstanding
Shares outstanding, beginning of year/period	150,000	150,000	1,950,000	2,450,000
Shares sold	—	—	200,000	—
Shares repurchased	(50,000)	—	(100,000)	(500,000)
Shares outstanding, end of year/period	100,000	150,000	2,050,000	1,950,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(36,495)	$(294,147)	$(1,209,943)	$(2,970,900)
Net realized gain (loss) on investment securities, in-kind redemptions and swap contracts	(17,753,137)	22,890,126	106,342,901	(197,162,830)
Change in net unrealized appreciation (depreciation) on investment securities and swap contracts	7,529,491	(5,476,931)	(54,696,062)	53,871,678
Net increase (decrease) in net assets resulting from operations	(10,260,141)	17,119,048	50,436,896	(146,262,052)
Distributions to shareholders:	—	—	—	—
Capital share transactions:
Proceeds from shares sold	82,282,104	237,708,175	112,987,941	147,258,920
Cost of shares redeemed	(54,419,351)	(250,113,998)	(99,441,219)	(159,115,864)
Transaction fees	13,559	69,440	29,832	48,981
Net increase (decrease) in net assets resulting from capital transactions	27,876,312	(12,336,383)	13,576,554	(11,807,963)
Total increase (decrease) in net assets	17,616,171	4,782,665	64,013,450	(158,070,015)
Net assets:
Beginning of year/period	67,396,494	62,613,829	378,945,881	537,015,896
End of year/period	$85,012,665	$67,396,494	$442,959,331	$378,945,881
Accumulated net investment loss at end of year/period	$(36,495)	$—	$(3,365,900)	$(2,155,957)
Changes in shares outstanding
Shares outstanding, beginning of year/period	2,800,000	3,200,000	20,149,789	19,449,789
Shares sold	4,450,000	9,750,000	4,950,000	7,700,000
Shares repurchased	(2,900,000)	(10,150,000)	(4,300,000)	(7,000,000)
Shares outstanding, end of year/period	4,350,000	2,800,000	20,799,789	20,149,789

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$24.95	$(0.06)	$(0.04)	$12.26	$12.20	$—	$(0.61)	$—	$(0.61)	$36.54	49.08%	$62,118	1.03%	1.08%	(0.33)%	0.95%	1.00%	(0.25)%	0%
For the Year Ended October 31, 2016	$23.15	(0.18)	(0.17)	1.98	1.80	—	—	—	—	$24.95	7.78%	$46,170	0.99%	1.06%	(0.78)%	0.95%	1.02%	(0.74)%	171%
For the Year Ended October 31, 2015	$22.86	(0.22)	(0.22)	0.51	0.29	—	—	—	—	$23.15	1.27%	$69,466	0.96%	0.99%	(0.88)%	0.95%	0.98%	(0.87)%	103%
For the Year Ended October 31, 2014	$18.48	(0.19)	(0.19)	5.35	5.16	—	(0.78)	—	(0.78)	$22.86	29.26%	$91,439	0.98%	1.04%	(0.93)%	0.95%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2013	$8.44	(0.11)	(0.11)	10.15	10.04	—	—	—	—	$18.48	118.83%	$51,730	0.99%	1.11%	(0.87)%	0.95%	1.07%	(0.83)%	100%
For the Year Ended October 31, 2012	$9.02	(0.11)	(0.05)	2.24	2.13	—	(2.71)	—	(2.71)	$8.44	26.11%	$33,768	1.67%	1.81%	(1.23)%	0.95%	1.08%	(0.51)%	80%
Direxion Daily Mid Cap Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$30.02	(0.05)	(0.05)	(11.26)	(11.31)	—	—	—	—	$18.71	(37.67)%	$8,689	0.95%	1.22%	(0.46)%	0.95%	1.22%	(0.46)%	0%
For the Year Ended October 31, 2016	$42.46	(0.30)	(0.30)	(12.14)	(12.44)	—	—	—	—	$30.02	(29.30)%	$10,941	0.97%	1.23%	(0.80)%	0.95%	1.21%	(0.78)%	0%
For the Year Ended October 31, 2015	$54.12	(0.42)	(0.41)	(11.24)	(11.66)	—	—	—	—	$42.46	(21.54)%	$11,227	0.95%	1.23%	(0.93)%	0.95%	1.23%	(0.93)%	0%
For the Year Ended October 31, 2014	$84.52	(0.64)	(0.64)	(29.76)	(30.40)	—	—	—	—	$54.12	(35.97)%	$8,229	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2013	$230.16	(1.28)	(1.28)	(144.36)	(145.64)	—	—	—	—	$84.52	(63.28)%	$10,736	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2012	$399.24	(2.64)	(2.68)	(166.44)	(169.08)	—	—	—	—	$230.16	(42.35)%	$16,784	0.95%	1.28%	(0.95)%	0.95%	1.28%	(0.95)%	0%
Direxion Daily S&P 500® Bull 3X Shares[10]
For the Six Months Ended April 30, 2017 (Unaudited)	$22.92	(0.05)	(0.04)	9.57	9.52	—	—	—	—	$32.44	41.58%	$571,158	1.04%	1.04%	(0.34)%	0.95%	0.95%	(0.25)%	184%
For the Year Ended October 31, 2016	$21.92	(0.18)	(0.16)	1.18	1.00	—	—	—	—	$22.92	4.56%	$458,407	1.02%	1.02%	(0.85)%	0.95%	0.95%	(0.78)%	187%
For the Year Ended October 31, 2015	$20.63	(0.20)	(0.20)	1.49	1.29	—	—	—	—	$21.92	6.24%	$574,270	0.97%	0.96%	(0.93)%	0.95%	0.94%	(0.91)%	254%
For the Year Ended October 31, 2014	$13.61	(0.12)	(0.12)	7.14	7.02	—	—	—	—	$20.63	51.53%	$552,931	0.97%	0.98%	(0.71)%	0.95%	0.96%	(0.68)%	110%
For the Year Ended October 31, 2013	$7.08	(0.09)	(0.09)	6.62	6.53	—	—	—	—	$13.61	92.31%	$299,526	0.98%	1.00%	(0.88)%	0.95%	0.97%	(0.85)%	217%
For the Year Ended October 31, 2012	$5.18	(0.04)	(0.04)	1.94	1.90	—	—	—	—	$7.08	36.76%	$169,911	0.97%	1.03%	(0.63)%	0.95%	1.01%	(0.62)%	24%
Direxion Daily S&P 500® Bear 3X Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$64.65	(0.12)	(0.12)	(20.63)	(20.75)	—	—	—	—	$43.90	(32.10)%	$441,452	0.93%	0.95%	(0.49)%	0.93%	0.95%	(0.49)%	2%
For the Year Ended October 31, 2016	$83.45	(0.55)	(0.55)	(18.25)	(18.80)	—	—	—	—	$64.65	(22.53)%	$562,025	0.95%	0.97%	(0.78)%	0.94%	0.96%	(0.77)%	0%
For the Year Ended October 31, 2015	$112.65	(0.90)	(0.90)	(28.30)	(29.20)	—	—	—	—	$83.45	(25.92)%	$368,523	0.95%	0.96%	(0.94)%	0.95%	0.96%	(0.94)%	0%
For the Year Ended October 31, 2014	$198.50	(1.35)	(1.35)	(84.50)	(85.85)	—	—	—	—	$112.65	(43.25)%	$204,479	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$451.00	(2.70)	(1.85)	(249.80)	(252.50)	—	—	—	—	$198.50	(55.99)%	$199,514	0.95%	1.29%	(0.95)%	0.65%	0.98%	(0.64)%	0%
For the Year Ended October 31, 2012	$803.75	(5.25)	(5.25)	(347.50)	(352.75)	—	—	—	—	$451.00	(43.89)%	$208,011	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
Direxion Daily Small Cap Bull 3X Shares[12]
For the Six Months Ended April 30, 2017 (Unaudited)	$34.41	(0.09)	(0.06)	20.14	20.05	—	—	—	—	$54.46	58.31%	$577,327	1.05%	1.07%	(0.35)%	0.95%	0.97%	(0.25)%	227%
For the Year Ended October 31, 2016	$34.44	(0.24)	(0.23)	0.21	(0.03)	—	—	—	—	$34.41	(0.09)%	$729,433	0.99%	1.01%	(0.78)%	0.95%	0.97%	(0.74)%	0%
For the Year Ended October 31, 2015	$37.88	(0.03)	(0.34)	(2.86)	(3.20)	—	(0.24)	—	(0.24)	$34.44	(8.50)%	$836,739	0.97%	0.98%	(0.88)%	0.95%	0.97%	(0.86)%	4,838%
For the Year Ended October 31, 2014	$33.45	(0.33)	(0.32)	5.36	5.03	—	(0.60)	—	(0.60)	$37.88	15.30%	$1,090,966	0.98%	1.02%	(0.93)%	0.95%	0.99%	(0.90)%	0%
For the Year Ended October 31, 2013	$14.36	(0.19)	(0.18)	19.28	19.09	—	—	—	—	$33.45	132.90%	$732,449	0.99%	1.05%	(0.90)%	0.95%	1.01%	(0.87)%	0%
For the Year Ended October 31, 2012	$11.89	(0.11)	(0.10)	2.58	2.47	—	—	—	—	$14.36	20.82%	$761,097	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$30.73	(0.04)	(0.04)	(13.45)	(13.49)	—	—	—	—	$17.24	(43.90)%	$731,218	0.95%	0.98%	(0.46)%	0.95%	0.98%	(0.46)%	0%
For the Year Ended October 31, 2016	$43.77	(0.29)	(0.29)	(12.75)	(13.04)	—	—	—	—	$30.73	(29.79)%	$586,011	0.97%	1.00%	(0.79)%	0.95%	0.98%	(0.77)%	0%
For the Year Ended October 31, 2015	$54.16	(0.42)	(0.42)	(9.97)	(10.39)	—	—	—	—	$43.77	(19.18)%	$504,280	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$82.96	(0.64)	(0.64)	(28.16)	(28.80)	—	—	—	—	$54.16	(34.72)%	$606,361	0.95%	1.02%	(0.95)%	0.95%	1.02%	(0.95)%	0%
For the Year Ended October 31, 2013	$251.52	(1.28)	(1.20)	(167.28)	(168.56)	—	—	—	—	$82.96	(67.02)%	$665,827	0.95%	1.07%	(0.95)%	0.89%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2012	$488.80	(3.04)	(2.96)	(234.24)	(237.28)	—	—	—	—	$251.52	(48.54)%	$845,931	0.96%	1.01%	(0.95)%	0.95%	1.00%	(0.95)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$17.25	$(0.06)	$(0.06)	$2.80	$2.74	$—	$—	$—	$—	$19.99	15.88%	$145,923	1.00%	1.06%	(0.69)%	0.95%	1.01%	(0.64)%	129%
For the Year Ended October 31, 2016	$21.73	(0.10)	(0.10)	(4.38)	(4.48)	—	—	—	—	$17.25	(20.62)%	$150,955	0.99%	1.04%	(0.67)%	0.95%	1.00%	(0.63)%	80%
For the Year Ended October 31, 2015	$31.65	(0.27)	(0.26)	(9.58)	(9.85)	—	(0.07)	—	(0.07)	$21.73	(31.19)%	$159,741	0.97%	1.00%	(0.80)%	0.95%	0.98%	(0.78)%	71%
For the Year Ended October 31, 2014	$30.02	(0.24)	(0.23)	1.87	1.63	—	—	—	—	$31.65	5.43%	$110,784	0.96%	1.03%	(0.88)%	0.95%	1.02%	(0.87)%	103%
For the Year Ended October 31, 2013	$16.45	(0.14)	(0.14)	13.71	13.57	—	—	—	—	$30.02	82.49%	$81,066	0.97%	1.05%	(0.72)%	0.95%	1.03%	(0.71)%	36%
For the Year Ended October 31, 2012	$22.90	(0.09)	(0.09)	(6.36)	(6.45)	—	—	—	—	$16.45	(28.17)%	$55,095	0.96%	1.11%	(0.49)%	0.95%	1.10%	(0.48)%	34%
Direxion Daily FTSE China Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$15.45	(0.04)	(0.04)	(3.41)	(3.45)	—	—	—	—	$12.00	(22.33)%	$57,923	0.97%	1.06%	(0.52)%	0.95%	1.04%	(0.50)%	0%
For the Year Ended October 31, 2016	$21.65	(0.18)	(0.17)	(6.02)	(6.20)	—	—	—	—	$15.45	(28.64)%	$67,613	1.01%	1.09%	(0.84)%	0.95%	1.03%	(0.78)%	0%
For the Year Ended October 31, 2015	$36.05	(0.20)	(0.20)	(14.20)	(14.40)	—	—	—	—	$21.65	(39.95)%	$106,669	0.97%	1.05%	(0.95)%	0.95%	1.03%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.85	(0.48)	(0.48)	(20.32)	(20.80)	—	—	—	—	$36.05	(36.59)%	$13,986	0.96%	1.18%	(0.95)%	0.95%	1.18%	(0.94)%	0%
For the Year Ended October 31, 2013	$156.50	(1.00)	(0.98)	(98.65)	(99.65)	—	—	—	—	$56.85	(63.67)%	$9,549	0.96%	1.39%	(0.95)%	0.95%	1.38%	(0.94)%	0%
For the Year Ended October 31, 2012	$203.38	(1.75)	(1.73)	(45.13)	(46.88)	—	—	—	—	$156.50	(23.05)%	$11,894	0.97%	1.34%	(0.97)%	0.95%	1.32%	(0.95)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$18.88	(0.01)	(0.01)	8.88	8.87	—	—	—	—	$27.75	46.98%	$30,525	0.98%	1.06%	(0.11)%	0.95%	1.03%	(0.08)%	0%
For the Year Ended October 31, 2016	$27.78	(0.15)	(0.15)	(8.75)	(8.90)	—	—	—	—	$18.88	(32.04)%	$26,433	0.97%	1.04%	(0.69)%	0.95%	1.02%	(0.67)%	210%
For the Year Ended October 31, 2015	$32.10	(0.10)	(0.10)	(4.17)	(4.27)	(0.05)	—	—	(0.05)	$27.78	(13.33)%	$51,389	0.95%	0.96%	(0.31)%	0.95%	0.96%	(0.31)%	0%
For the Period January 22, 2014[9] through October 31, 2014	$40.00	0.27	0.27	(7.99)	(7.72)	(0.18)	—	—	(0.18)	$32.10	(19.35)%	$9,631	0.95%	1.74%	0.91%	0.95%	1.74%	0.91%	0%
Direxion Daily Latin America Bull 3X Shares[10]
For the Six Months Ended April 30, 2017 (Unaudited)	$28.79	(0.10)	(0.07)	(1.60)	(1.70)	—	—	—	—	$27.09	(5.90)%	$16,771	1.17%	1.38%	(0.82)%	0.95%	1.16%	(0.60)%	18%
For the Year Ended October 31, 2016	$16.48	(0.16)	(0.14)	12.47	12.31	—	—	—	—	$28.79	74.70%	$17,823	1.06%	1.36%	(0.87)%	0.95%	1.25%	(0.76)%	101%
For the Year Ended October 31, 2015	$74.16	(0.30)	(0.30)	(57.38)	(57.68)	—	—	—	—	$16.48	(77.78)%	$10,216	0.96%	1.15%	(0.87)%	0.95%	1.14%	(0.86)%	0%
For the Year Ended October 31, 2014	$104.32	(0.48)	(0.44)	(29.68)	(30.16)	—	—	—	—	$74.16	(28.91)%	$21,879	0.96%	1.18%	(0.54)%	0.95%	1.17%	(0.52)%	64%
For the Year Ended October 31, 2013	$130.92	(0.60)	(0.60)	(25.68)	(26.28)	—	—	(0.32)	(0.32)	$104.32	(20.13)%	$24,254	0.96%	1.18%	(0.51)%	0.95%	1.17%	(0.50)%	124%
For the Year Ended October 31, 2012	$196.72	(0.08)	—	(50.00)	(50.08)	(1.44)	(14.28)	—	(15.72)	$130.92	(26.27)%	$25,526	1.02%	1.01%	(0.06)%	0.95%	0.94%	0.01%	0%
Direxion Daily MSCI Brazil Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$47.45	(0.15)	(0.11)	(7.74)	(7.89)	—	—	—	—	$39.56	(16.63)%	$81,253	1.17%	1.22%	(0.80)%	0.95%	1.00%	(0.58)%	88%
For the Year Ended October 31, 2016	$16.48	(0.15)	(0.12)	31.12	30.97	—	—	—	—	$47.45	187.92%	$78,470	1.10%	1.17%	(0.77)%	0.95%	1.02%	(0.62)%	164%
For the Year Ended October 31, 2015	$151.00	(0.40)	(0.40)	(134.12)	(134.52)	—	—	—	—	$16.48	(89.09)%	$41,284	0.95%	1.04%	(0.92)%	0.95%	1.04%	(0.92)%	56%
For the Year Ended October 31, 2014	$284.30	(0.70)	(0.70)	(132.60)	(133.30)	—	—	—	—	$151.00	(46.89)%	$40,761	0.97%	1.38%	(0.35)%	0.95%	1.36%	(0.33)%	229%
For the Period April 10, 2013[9] through October 31, 2013	$400.00	(0.40)	(0.40)	114.90	115.30	—	—	(0.40)	(0.40)	$284.30	(28.81)%	$5,685	0.95%	3.22%	(0.26)%	0.95%	3.22%	(0.26)%	50%
Direxion Daily MSCI Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$44.52	(0.13)	(0.11)	15.49	15.36	—	—	—	—	$59.88	34.50%	$23,950	1.00%	1.31%	(0.51)%	0.95%	1.26%	(0.46)%	44%
For the Year Ended October 31, 2016	$55.47	(0.05)	(0.04)	(10.90)	(10.95)	—	—	—	—	$44.52	(19.74)%	$17,806	0.96%	1.22%	(0.11)%	0.95%	1.21%	(0.10)%	188%
For the Year Ended October 31, 2015	$65.42	(0.46)	(0.44)	(9.49)	(9.95)	—	—	—	—	$55.47	(15.21)%	$33,284	0.98%	1.12%	(0.72)%	0.95%	1.10%	(0.69)%	276%
For the Year Ended October 31, 2014	$69.40	(0.54)	(0.53)	(3.44)	(3.98)	—	—	—	—	$65.42	(5.73)%	$35,982	0.97%	1.06%	(0.75)%	0.95%	1.05%	(0.73)%	32%
For the Year Ended October 31, 2013	$36.93	(0.44)	(0.43)	32.98	32.54	(0.07)	—	—	(0.07)	$69.40	88.23%	$52,047	0.97%	1.25%	(0.84)%	0.95%	1.24%	(0.82)%	161%
For the Year Ended October 31, 2012	$39.57	(0.04)	(0.03)	(0.05)	(0.09)	(0.19)	(2.36)	—	(2.55)	$36.93	1.51%	$20,313	0.98%	1.42%	(0.13)%	0.95%	1.40%	(0.10)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily MSCI Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$25.28	$(0.06)	$(0.06)	$(7.32)	$(7.38)	$—	$—	$—	$—	$17.90	(29.19)%	$5,101	0.98%	1.95%	(0.55)%	0.95%	1.92%	(0.52)%	0%
For the Year Ended October 31, 2016	$28.83	(0.25)	(0.24)	(3.30)	(3.55)	—	—	—	—	$25.28	(12.31)%	$8,468	0.99%	1.79%	(0.84)%	0.95%	1.75%	(0.80)%	0%
For the Year Ended October 31, 2015	$32.48	(0.29)	(0.29)	(3.36)	(3.65)	—	—	—	—	$28.83	(11.24)%	$11,097	0.96%	1.83%	(0.95)%	0.95%	1.82%	(0.94)%	0%
For the Year Ended October 31, 2014	$36.33	(0.31)	(0.31)	(3.54)	(3.85)	—	—	—	—	$32.48	(10.60)%	$9,255	0.95%	2.09%	(0.95)%	0.95%	2.08%	(0.95)%	0%
For the Year Ended October 31, 2013	$84.68	(0.52)	(0.52)	(47.83)	(48.35)	—	—	—	—	$36.33	(57.10)%	$8,534	0.95%	1.88%	(0.94)%	0.95%	1.88%	(0.94)%	0%
For the Year Ended October 31, 2012	$135.68	(1.08)	(1.04)	(49.92)	(51.00)	—	—	—	—	$84.68	(37.59)%	$15,662	0.96%	1.55%	(0.96)%	0.95%	1.53%	(0.95)%	0%
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$62.59	(0.22)	(0.18)	14.87	14.65	—	—	—	—	$77.24	23.41%	$160,786	1.07%	1.11%	(0.71)%	0.95%	0.99%	(0.59)%	96%
For the Year Ended October 31, 2016	$57.28	(0.42)	(0.40)	5.73	5.31	—	—	—	—	$62.59	9.27%	$195,996	0.99%	1.03%	(0.83)%	0.95%	0.99%	(0.79)%	162%
For the Year Ended October 31, 2015	$110.88	(0.68)	(0.68)	(52.92)	(53.60)	—	—	—	—	$57.28	(48.34)%	$182,247	0.96%	0.95%	(0.78)%	0.95%	0.95%	(0.77)%	226%
For the Year Ended October 31, 2014	$119.48	(0.84)	(0.84)	(7.76)	(8.60)	—	—	—	—	$110.88	(7.20)%	$287,673	0.96%	0.99%	(0.76)%	0.95%	0.98%	(0.75)%	116%
For the Year Ended October 31, 2013	$115.60	(0.64)	(0.60)	4.64	4.00	—	—	(0.12)	(0.12)	$119.48	3.43%	$312,983	0.96%	1.03%	(0.53)%	0.95%	1.01%	(0.51)%	41%
For the Year Ended October 31, 2012	$129.80	(0.36)	(0.36)	(13.72)	(14.08)	(0.12)	—	—	(0.12)	$115.60	(10.81)%	$330,345	0.96%	0.98%	(0.34)%	0.95%	0.97%	(0.34)%	0%
Direxion Daily MSCI Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$22.91	(0.05)	(0.05)	(6.47)	(6.52)	—	—	—	—	$16.39	(28.46)%	$108,596	0.96%	1.01%	(0.48)%	0.95%	1.00%	(0.47)%	0%
For the Year Ended October 31, 2016	$40.44	(0.26)	(0.25)	(17.27)	(17.53)	—	—	—	—	$22.91	(43.35)%	$143,830	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2015	$32.73	(0.34)	(0.34)	8.05	7.71	—	—	—	—	$40.44	23.56%	$124,472	0.96%	0.98%	(0.94)%	0.95%	0.97%	(0.93)%	0%
For the Year Ended October 31, 2014	$40.45	(0.35)	(0.35)	(7.37)	(7.72)	—	—	—	—	$32.73	(19.09)%	$86,012	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$58.85	(0.48)	(0.47)	(17.92)	(18.40)	—	—	—	—	$40.45	(31.27)%	$106,297	0.95%	1.08%	(0.95)%	0.95%	1.08%	(0.95)%	0%
For the Year Ended October 31, 2012	$94.35	(0.70)	(0.70)	(34.80)	(35.50)	—	—	—	—	$58.85	(37.63)%	$124,084	0.96%	1.02%	(0.96)%	0.95%	1.01%	(0.95)%	0%
Direxion Daily MSCI India Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$57.82	(0.20)	(0.19)	17.26	17.06	—	—	—	—	$74.88	29.51%	$104,807	1.01%	1.05%	(0.74)%	0.95%	0.99%	(0.68)%	20%
For the Year Ended October 31, 2016	$58.32	(0.30)	(0.29)	(0.20)	(0.50)	—	—	—	—	$57.82	(0.86)%	$75,147	0.97%	1.03%	(0.60)%	0.95%	1.01%	(0.58)%	119%
For the Year Ended October 31, 2015	$101.88	(0.56)	(0.56)	(43.00)	(43.56)	—	—	—	—	$58.32	(42.76)%	$94,040	0.96%	0.98%	(0.69)%	0.95%	0.97%	(0.68)%	355%
For the Year Ended October 31, 2014	$53.56	(0.64)	(0.64)	48.96	48.32	—	—	—	—	$101.88	90.24%	$78,949	0.98%	1.04%	(0.90)%	0.95%	1.02%	(0.87)%	195%
For the Year Ended October 31, 2013	$73.88	(0.48)	(0.48)	(19.80)	(20.28)	—	—	(0.04)	(0.04)	$53.56	(27.45)%	$36,144	0.96%	1.12%	(0.76)%	0.95%	1.11%	(0.75)%	190%
For the Year Ended October 31, 2012	$113.52	(0.60)	(0.60)	(39.04)	(39.64)	—	—	—	—	$73.88	(34.92)%	$22,159	0.96%	1.21%	(0.78)%	0.95%	1.20%	(0.77)%	65%
Direxion Daily MSCI Japan Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$46.28	(0.16)	(0.15)	4.08	3.92	—	—	—	—	$50.20	8.47%	$7,530	0.98%	1.56%	(0.68)%	0.95%	1.53%	(0.65)%	0%
For the Year Ended October 31, 2016	$47.32	(0.20)	(0.20)	(0.84)	(1.04)	—	—	—	—	$46.28	(2.20)%	$11,569	0.96%	1.41%	(0.50)%	0.95%	1.40%	(0.49)%	204%
For the Year Ended October 31, 2015	$48.91	(0.27)	(0.26)	(1.32)	(1.59)	—	—	—	—	$47.32	(3.25)%	$14,196	0.96%	1.30%	(0.53)%	0.95%	1.29%	(0.52)%	17%
For the Year Ended October 31, 2014	$49.65	(0.29)	(0.28)	(0.14)	(0.43)	—	(0.31)	—	(0.31)	$48.91	(0.87)%	$7,337	0.96%	1.69%	(0.63)%	0.95%	1.68%	(0.63)%	0%
For the Period June 26, 2013[9] through October 31, 2013	$40.00	(0.13)	(0.12)	9.78	9.65	—	—	—	—	$49.65	24.13%	$4,965	0.96%	2.94%	(0.76)%	0.95%	2.93%	(0.75)%	0%
Direxion Daily MSCI South Korea Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$26.57	(0.10)	(0.10)	10.18	10.08	—	—	—	—	$36.65	37.94%	$5,498	0.95%	1.57%	(0.68)%	0.95%	1.57%	(0.68)%	22%
For the Year Ended October 31, 2016	$28.24	(0.21)	(0.21)	(1.46)	(1.67)	—	—	—	—	$26.57	(5.91)%	$3,985	0.97%	1.67%	(0.87)%	0.95%	1.65%	(0.85)%	266%
For the Year Ended October 31, 2015	$38.87	(0.30)	(0.30)	(10.33)	(10.63)	—	—	—	—	$28.24	(27.35)%	$4,235	0.96%	1.76%	(0.95)%	0.95%	1.75%	(0.94)%	45%
For the Year Ended October 31, 2014	$54.54	(0.34)	(0.33)	(14.20)	(14.54)	—	(1.13)	—	(1.13)	$38.87	(27.06)%	$1,943	0.97%	2.92%	(0.69)%	0.95%	2.90%	(0.66)%	0%
For the Period April 10, 2013[9] through October 31, 2013	$40.00	(0.23)	(0.23)	14.77	14.54	—	—	—	—	$54.54	36.35%	$2,727	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Russia Bull 3X Shares[12]
For the Six Months Ended April 30, 2017 (Unaudited)	$33.69	$(0.20)	$(0.15)	$12.25	$12.05	$—	$—	$—	$—	$45.74	35.77%	$172,350	1.19%	1.15%	(0.89)%	0.95%	0.91%	(0.65)%	64%
For the Year Ended October 31, 2016	$31.84	(0.25)	(0.22)	2.10	1.85	—	—	—	—	$33.69	5.81%	$160,631	1.06%	1.04%	(0.91)%	0.95%	0.93%	(0.80)%	179%
For the Year Ended October 31, 2015	$126.96	(0.42)	(0.42)	(94.66)	(95.08)	—	(0.04)	—	(0.04)	$31.84	(74.90)%	$197,193	0.97%	0.96%	(0.96)%	0.95%	0.94%	(0.94)%	299%
For the Year Ended October 31, 2014	$361.08	(1.68)	(1.66)	(232.44)	(234.12)	—	—	—	—	$126.96	(64.84)%	$172,460	0.96%	1.01%	(0.96)%	0.95%	1.00%	(0.95)%	72%
For the Year Ended October 31, 2013	$336.36	(3.12)	(3.00)	27.84	24.72	—	—	—	—	$361.08	7.35%	$22,561	0.98%	1.27%	(0.96)%	0.95%	1.24%	(0.93)%	267%
For the Year Ended October 31, 2012	$594.36	(2.04)	(2.04)	(254.88)	(256.92)	(1.08)	—	—	(1.08)	$336.36	(43.25)%	$19,620	0.97%	1.39%	(0.54)%	0.95%	1.37%	(0.53)%	114%
Direxion Daily Russia Bear 3X Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$51.85	(0.08)	(0.08)	(21.70)	(21.78)	—	—	—	—	$30.07	(42.04)%	$32,922	0.96%	1.00%	(0.46)%	0.95%	0.99%	(0.45)%	0%
For the Year Ended October 31, 2016	$158.00	(0.65)	(0.60)	(105.50)	(106.15)	—	—	—	—	$51.85	(67.18)%	$54,709	0.98%	1.02%	(0.79)%	0.95%	0.99%	(0.76)%	0%
For the Year Ended October 31, 2015	$296.20	(2.00)	(2.00)	(136.20)	(138.20)	—	—	—	—	$158.00	(46.66)%	$41,856	0.96%	0.99%	(0.95)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$242.80	(2.60)	(2.60)	56.00	53.40	—	—	—	—	$296.20	21.99%	$16,286	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$415.60	(3.20)	(3.20)	(169.60)	(172.80)	—	—	—	—	$242.80	(41.58)%	$9,103	0.96%	1.34%	(0.96)%	0.95%	1.33%	(0.95)%	0%
For the Year Ended October 31, 2012	$706.40	(5.00)	(4.80)	(285.80)	(290.80)	—	—	—	—	$415.60	(41.17)%	$10,388	0.99%	1.86%	(0.98)%	0.95%	1.83%	(0.95)%	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$30.40	(0.00)[9]	0.01	(1.65)	(1.65)	(0.02)	—	—	(0.02)	$28.73	(5.43)%	$530,112	1.03%	1.03%	(0.01)%	0.95%	0.95%	0.07%	62%
For the Year Ended October 31, 2016	$34.46	(0.08)	(0.06)	(3.98)	(4.06)	—	—	—	—	$30.40	(11.78)%	$452,886	1.01%	1.02%	(0.30)%	0.95%	0.96%	(0.24)%	82%
For the Year Ended October 31, 2015	$84.21	(0.17)	(0.17)	(49.58)	(49.75)	—	—	—	—	$34.46	(59.08)%	$489,320	0.96%	0.96%	(0.36)%	0.95%	0.95%	(0.35)%	70%
For the Year Ended October 31, 2014	$83.24	(0.86)	(0.80)	1.83	0.97	—	—	—	—	$84.21	1.17%	$235,801	1.02%	1.04%	(0.90)%	0.95%	0.97%	(0.83)%	0%
For the Year Ended October 31, 2013	$49.69	(0.53)	(0.50)	34.08	33.55	—	—	—	—	$83.24	67.52%	$141,510	1.00%	1.02%	(0.88)%	0.95%	0.97%	(0.82)%	196%
For the Year Ended October 31, 2012	$48.27	(0.28)	(0.27)	1.70	1.42	—	—	—	—	$49.69	2.94%	$260,856	0.97%	0.99%	(0.59)%	0.95%	0.97%	(0.57)%	347%
Direxion Daily Energy Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$13.40	(0.03)	(0.03)	(0.98)	(1.01)	—	—	—	—	$12.39	(7.54)%	$41,336	0.95%	1.03%	(0.48)%	0.95%	1.03%	(0.48)%	0%
For the Year Ended October 31, 2016	$22.90	(0.16)	(0.14)	(9.34)	(9.50)	—	—	—	—	$13.40	(41.48)%	$68,147	1.03%	1.09%	(0.86)%	0.95%	1.01%	(0.78)%	0%
For the Year Ended October 31, 2015	$17.33	(0.21)	(0.20)	5.78	5.57	—	—	—	—	$22.90	32.14%	$67,250	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$22.30	(0.17)	(0.17)	(4.80)	(4.97)	—	—	—	—	$17.33	(22.29)%	$48,315	0.95%	1.05%	(0.95)%	0.95%	1.05%	(0.95)%	0%
For the Year Ended October 31, 2013	$48.30	(0.31)	(0.16)	(25.69)	(26.00)	—	—	—	—	$22.30	(53.83)%	$64,392	0.95%	1.45%	(0.95)%	0.50%	1.00%	(0.50)%	0%
For the Year Ended October 31, 2012	$77.94	(0.54)	(0.56)	(29.10)	(29.64)	—	—	—	—	$48.30	(38.03)%	$92,359	0.96%	0.96%	(0.96)%	0.95%	0.95%	(0.95)%	0%
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$29.34	(0.00)[9]	0.02	14.76	14.76	—	—	—	—	$44.10	50.31%	$1,411,043	1.04%	1.04%	0.00%[9]	0.95%	0.95%	0.09%	1%
For the Year Ended October 31, 2016	$30.21	(0.03)	(0.02)	(0.84)	(0.87)	—	—	—	—	$29.34	(2.88)%	$1,034,205	0.98%	0.99%	(0.12)%	0.95%	0.96%	(0.09)%	14%
For the Year Ended October 31, 2015	$28.51	(0.21)	(0.20)	1.91	1.70	—	—	—	—	$30.21	5.96%	$1,304,920	0.97%	0.96%	(0.67)%	0.95%	0.94%	(0.65)%	6%
For the Year Ended October 31, 2014	$18.96	(0.19)	(0.18)	9.74	9.55	—	—	—	—	$28.51	50.41%	$1,262,984	0.99%	1.00%	(0.80)%	0.95%	0.96%	(0.76)%	118%
For the Year Ended October 31, 2013	$9.08	(0.11)	(0.11)	9.99	9.88	—	—	—	—	$18.96	108.70%	$1,014,045	1.00%	1.02%	(0.81)%	0.95%	0.97%	(0.76)%	5%
For the Year Ended October 31, 2012	$6.11	(0.04)	(0.04)	3.01	2.97	—	—	—	—	$9.08	48.77%	$1,014,484	0.97%	0.97%	(0.56)%	0.95%	0.95%	(0.55)%	5%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$31.39	(0.05)	(0.05)	(12.06)	(12.11)	—	—	—	—	$19.28	(38.58)%	$240,675	0.95%	1.00%	(0.46)%	0.95%	1.00%	(0.46)%	0%
For the Year Ended October 31, 2016	$41.86	(0.30)	(0.30)	(10.17)	(10.47)	—	—	—	—	$31.39	(25.01)%	$313,292	0.96%	0.99%	(0.77)%	0.95%	0.98%	(0.76)%	0%
For the Year Ended October 31, 2015	$58.32	(0.45)	(0.45)	(16.01)	(16.46)	—	—	—	—	$41.86	(28.22)%	$311,119	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$105.40	(0.76)	(0.76)	(46.32)	(47.08)	—	—	—	—	$58.32	(44.67)%	$283,539	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$277.28	(1.44)	(1.24)	(170.44)	(171.88)	—	—	—	—	$105.40	(61.99)%	$608,756	0.95%	1.11%	(0.95)%	0.81%	0.97%	(0.81)%	0%
For the Year Ended October 31, 2012	$638.08	(3.84)	(3.84)	(356.96)	(360.80)	—	—	—	—	$277.28	(56.54)%	$675,511	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.95)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Gold Miners Index Bull 3X Shares[13]
For the Six Months Ended April 30, 2017 (Unaudited)	$56.28	$(0.10)	$(0.09)	$(23.49)	$(23.59)	$—	$—	$—	$—	$32.69	(41.93)%	$1,714,245	0.91%	0.92%	(0.52)%	0.89%	0.90%	(0.50)%	173%
For the Year Ended October 31, 2016	$27.60	(0.44)	(0.40)	29.12	28.68	—	—	—	—	$56.28	103.91%	$1,582,218	0.99%	0.99%	(0.84)%	0.90%	0.90%	(0.75)%	258%
For the Year Ended October 31, 2015	$88.24	(0.56)	(0.56)	(60.08)	(60.64)	—	—	—	—	$27.60	(68.72)%	$610,269	0.95%	0.95%	(0.94)%	0.94%	0.94%	(0.93)%	633%
For the Year Ended October 31, 2014	$385.92	(2.24)	(2.24)	(295.44)	(297.68)	—	—	—	—	$88.24	(77.14)%	$552,267	0.96%	0.95%	(0.81)%	0.95%	0.94%	(0.80)%	435%
For the Year Ended October 31, 2013	$6,608.00	(3.12)	(3.04)	(6,218.96)	(6,222.08)	—	—	—	—	$385.92	(94.16)%	$647,626	0.96%	0.94%	(0.90)%	0.95%	0.93%	(0.89)%	0%
For the Year Ended October 31, 2012	$13,024.00	(52.00)	(50.40)	(5,956.40)	(6,008.40)	—	(407.60)	—	(407.60)	$6,608.00	(47.00)%	$418,014	0.96%	0.97%	(0.89)%	0.95%	0.96%	(0.89)%	39%
Direxion Daily Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$38.22	(0.10)	(0.09)	(5.73)	(5.83)	—	—	—	—	$32.39	(15.25)%	$258,078	1.05%	1.02%	(0.60)%	0.95%	0.92%	(0.50)%	0%
For the Year Ended October 31, 2016	$799.00	(0.46)	(0.45)	(760.32)	(760.78)	—	—	—	—	$38.22	(95.22)%	$258,711	0.97%	0.97%	(0.76)%	0.95%	0.95%	(0.74)%	0%
For the Year Ended October 31, 2015	$2,326.00	(8.50)	(8.50)	(1,518.50)	(1,527.00)	—	—	—	—	$799.00	(65.65)%	$287,615	0.98%	0.98%	(0.97)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$1,537.50	(11.00)	(10.50)	799.50	788.50	—	—	—	—	$2,326.00	51.28%	$193,040	0.97%	0.97%	(0.96)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2013	$595.00	(14.50)	(14.50)	957.00	942.50	—	—	—	—	$1,537.50	158.51%	$156,835	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2012	$830.50	(8.50)	(8.00)	(177.50)	(186.00)	—	(49.50)	—	(49.50)	$595.00	(24.70)%	$47,578	0.96%	1.17%	(0.96)%	0.95%	1.16%	(0.95)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$25.86	(0.02)	(0.02)	10.15	10.13	—	—	—	—	$35.99	39.17%	$158,348	0.98%	1.01%	(0.16)%	0.95%	0.98%	(0.13)%	12%
For the Year Ended October 31, 2016	$32.66	(0.22)	(0.21)	(6.58)	(6.80)	—	—	—	—	$25.86	(20.82)%	$164,186	0.99%	1.01%	(0.73)%	0.95%	0.97%	(0.69)%	0%
For the Year Ended October 31, 2015	$29.66	(0.26)	(0.25)	3.26	3.00	—	—	—	—	$32.66	10.11%	$342,892	0.97%	0.97%	(0.73)%	0.95%	0.95%	(0.71)%	32%
For the Year Ended October 31, 2014	$15.02	(0.12)	(0.12)	14.98	14.86	—	(0.22)	—	(0.22)	$29.66	100.25%	$189,820	0.97%	1.01%	(0.57)%	0.95%	0.99%	(0.55)%	46%
For the Year Ended October 31, 2013	$6.65	(0.02)	(0.02)	8.39	8.37	—	—	—	—	$15.02	125.87%	$48,047	0.97%	1.11%	(0.20)%	0.95%	1.10%	(0.18)%	7%
For the Year Ended October 31, 2012	$4.09	(0.03)	(0.03)	2.68	2.65	—	(0.09)	—	(0.09)	$6.65	66.77%	$5,319	0.98%	2.24%	(0.60)%	0.95%	2.21%	(0.57)%	0%
Direxion Daily Healthcare Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$39.85	(0.09)	(0.08)	(13.05)	(13.14)	—	—	—	—	$26.71	(32.97)%	$1,336	1.00%	2.94%	(0.54)%	0.95%	2.89%	(0.49)%	0%
For the Period December 3, 2015[8] through October 31, 2016	$40.00	(0.29)	(0.28)	0.14	(0.15)	—	—	—	—	$39.85	(0.38)%	$1,992	0.97%	3.28%	(0.81)%	0.95%	3.26%	(0.79)%	0%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$21.24	(0.08)	(0.07)	18.88	18.80	—	—	—	—	$40.04	88.51%	$8,008	0.99%	1.68%	(0.49)%	0.95%	1.64%	(0.45)%	0%
For the Year Ended October 31, 2016	$29.03	(0.18)	(0.18)	(7.61)	(7.79)	—	—	—	—	$21.24	(26.83)%	$2,124	0.97%	2.28%	(0.70)%	0.95%	2.26%	(0.68)%	41%
For the Period August 19, 2015[8] through October 31, 2015	$40.00	(0.05)	(0.05)	(10.92)	(10.97)	—	—	—	—	$29.03	(27.43)%	$2,903	0.95%	5.31%	(0.84)%	0.95%	5.31%	(0.84)%	0%
Direxion Daily Homebuilders & Supplies Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$39.44	(0.06)	(0.06)	(21.16)	(21.22)	—	—	—	—	$18.22	(53.80)%	$2,733	0.98%	2.09%	(0.50)%	0.95%	2.06%	(0.47)%	0%
For the Year Ended October 31, 2016	$46.51	(0.36)	(0.33)	(6.71)	(7.07)	—	—	—	—	$39.44	(15.20)%	$3,944	1.02%	1.86%	(0.86)%	0.95%	1.79%	(0.79)%	0%
For the Period August 19, 2015[8] through October 31, 2015	$40.00	(0.09)	(0.09)	6.60	6.51	—	—	—	—	$46.51	16.28%	$4,651	0.96%	3.88%	(0.95)%	0.95%	3.87%	(0.94)%	0%
Direxion Daily Junior Gold Miners Index Bull 3X Shares[13]
For the Six Months Ended April 30, 2017 (Unaudited)	$48.96	0.11	0.12	(30.85)	(30.74)	(0.09)	—	—	(0.09)	$18.13	(62.88)%	$827,772	0.94%	0.94%	0.76%	0.88%	0.88%	0.82%	141%
For the Year Ended October 31, 2016	$15.96	(0.44)	(0.36)	33.44	33.00	—	—	—	—	$48.96	207.07%	$712,681	1.05%	1.03%	(0.92)%	0.94%	0.92%	(0.81)%	289%
For the Year Ended October 31, 2015	$78.12	(0.36)	(0.36)	(59.56)	(59.92)	—	(2.24)	—	(2.24)	$15.96	(78.75)%	$106,686	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	589%
For the Year Ended October 31, 2014	$612.00	(3.36)	(3.36)	(530.52)	(533.88)	—	—	—	—	$78.12	(87.25)%	$168,091	0.96%	0.95%	(0.96)%	0.95%	0.94%	(0.95)%	168%
For the Period October 3, 2013[8] through October 31, 2013	$800.00	(0.60)	(0.60)	(187.40)	(188.00)	—	—	—	—	$612.00	(23.50)%	$4,590	0.95%	8.58%	(0.95)%	0.95%	8.58%	(0.95)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Junior Gold Miners Index Bear 3X Shares[13]
For the Six Months Ended April 30, 2017 (Unaudited)	$107.44	$(0.20)	$(0.16)	$(27.71)	$(27.91)	$—	$—	$—	$—	$79.53	(25.99)%	$118,428	1.06%	1.02%	(0.55)%	0.95%	0.91%	(0.44)%	0%
For the Year Ended October 31, 2016	$5,816.00	(1.48)	(1.48)	(5,707.08)	(5,708.56)	—	—	—	—	$107.44	(98.15)%	$82,096	0.97%	1.04%	(0.74)%	0.95%	1.02%	(0.72)%	0%
For the Year Ended October 31, 2015	$27,680.00	(76.00)	(74.00)	(21,028.00)	(21,104.00)	—	(760.00)	—	(760.00)	$5,816.00	(77.88)%	$68,335	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$34,152.00	(112.00)	(112.00)	(6,359.00)	(6,471.00)	(1.00)	—	—	(1.00)	$27,680.00	(18.94)%	$51,893	0.96%	1.05%	(0.95)%	0.95%	1.04%	(0.95)%	0%
For the Period October 3, 2013[8] through October 31, 2013	$32,000.00	(24.00)	(24.00)	2,176.00	2,152.00	—	—	—	—	$34,152.00	6.73%	$4,269	0.95%	9.13%	(0.95)%	0.95%	9.13%	(0.95)%	0%
Direxion Daily MSCI Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$20.09	(0.04)	(0.04)	1.56	1.52	—	—	—	—	$21.61	7.57%	$69,167	0.99%	1.04%	(0.38)%	0.95%	1.00%	(0.34)%	203%
For the Year Ended October 31, 2016	$18.61	(0.13)	(0.12)	1.61	1.48	—	—	—	—	$20.09	7.98%	$74,331	1.00%	1.04%	(0.62)%	0.95%	0.99%	(0.57)%	199%
For the Year Ended October 31, 2015	$17.76	(0.06)	(0.06)	0.91	0.85	—	—	—	—	$18.61	4.79%	$104,193	0.96%	0.95%	(0.29)%	0.95%	0.94%	(0.28)%	29%
For the Year Ended October 31, 2014	$11.17	(0.10)	(0.10)	6.69	6.59	—	—	—	—	$17.76	58.92%	$99,426	1.00%	1.06%	(0.83)%	0.95%	1.01%	(0.78)%	167%
For the Year Ended October 31, 2013	$8.87	(0.04)	(0.03)	2.34	2.30	(0.00)[9]	—	—	(0.00)[9]	$11.17	25.97%	$134,065	1.01%	1.09%	(0.35)%	0.95%	1.04%	(0.29)%	174%
For the Year Ended October 31, 2012	$6.92	(0.02)	(0.02)	2.22	2.20	—	(0.25)	—	(0.25)	$8.87	34.26%	$106,439	1.00%	1.07%	(0.23)%	0.95%	1.02%	(0.19)%	72%
Direxion Daily MSCI Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$14.28	(0.04)	(0.04)	(2.29)	(2.33)	—	—	—	—	$11.95	(16.32)%	$24,005	0.99%	1.33%	(0.58)%	0.95%	1.29%	(0.54)%	0%
For the Year Ended October 31, 2016	$21.04	(0.11)	(0.11)	(6.65)	(6.76)	—	—	—	—	$14.28	(32.13)%	$22,967	0.95%	1.39%	(0.77)%	0.95%	1.39%	(0.77)%	0%
For the Year Ended October 31, 2015	$29.83	(0.23)	(0.23)	(8.56)	(8.79)	—	—	—	—	$21.04	(29.47)%	$11,745	0.96%	1.51%	(0.94)%	0.95%	1.50%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.50	(0.42)	(0.42)	(26.25)	(26.67)	—	—	—	—	$29.83	(47.20)%	$9,197	0.95%	1.54%	(0.94)%	0.95%	1.54%	(0.94)%	0%
For the Year Ended October 31, 2013	$92.88	(0.65)	(0.64)	(35.73)	(36.38)	—	—	—	—	$56.50	(39.17)%	$17,420	0.97%	1.53%	(0.96)%	0.95%	1.52%	(0.94)%	0%
For the Year Ended October 31, 2012	$175.56	(1.04)	(1.00)	(81.64)	(82.68)	—	—	—	—	$92.88	(47.10)%	$20,525	0.95%	1.32%	(0.95)%	0.95%	1.32%	(0.94)%	0%
Direxion Daily Natural Gas Related Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$35.64	(0.10)	(0.09)	(6.62)	(6.72)	—	—	—	—	$28.92	(18.86)%	$46,491	1.02%	1.10%	(0.52)%	0.95%	1.03%	(0.45)%	26%
For the Year Ended October 31, 2016	$194.40	(0.30)	(0.27)	(158.46)	(158.76)	—	—	—	—	$35.64	(81.67)%	$57,293	1.00%	1.13%	(0.74)%	0.95%	1.08%	(0.69)%	839%
For the Year Ended October 31, 2015	$6,425.00	(5.00)	(5.00)	(6,225.60)	(6,230.60)	—	—	—	—	$194.40	(96.97)%	$39,588	0.96%	1.03%	(0.55)%	0.95%	1.02%	(0.54)%	137%
For the Year Ended October 31, 2014	$17,400.00	(125.00)	(115.00)	(10,850.00)	(10,975.00)	—	—	—	—	$6,425.00	(63.07)%	$42,412	0.99%	1.19%	(0.79)%	0.95%	1.15%	(0.75)%	133%
For the Year Ended October 31, 2013	$12,360.00	(90.00)	(90.00)	5,130.00	5,040.00	—	—	—	—	$17,400.00	40.78%	$20,877	0.96%	1.16%	(0.79)%	0.95%	1.15%	(0.78)%	251%
For the Year Ended October 31, 2012	$24,135.00	(80.00)	(80.00)	(11,655.00)	(11,735.00)	(40.00)	—	—	(40.00)	$12,360.00	(48.69)%	$22,244	0.96%	1.25%	(0.57)%	0.95%	1.25%	(0.57)%	141%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$33.81	(0.07)	(0.07)	(3.55)	(3.62)	—	—	—	—	$30.19	(10.71)%	$3,769	0.99%	1.76%	(0.58)%	0.95%	1.72%	(0.54)%	0%
For the Period December 3, 2015[8] through October 31, 2016	$160.00	(0.37)	(0.34)	(125.82)	(126.19)	—	—	—	—	$33.81	(78.87)%	$7,602	1.01%	1.70%	(0.82)%	0.95%	1.64%	(0.76)%	0%
Direxion Daily Regional Banks Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$34.70	0.05	0.06	24.87	24.92	(0.10)	—	—	(0.10)	$59.52	71.84%	$26,783	0.97%	1.10%	0.17%	0.95%	1.08%	0.19%	34%
For the Year Ended October 31, 2016	$35.29	(0.01)	(0.01)	(0.58)	(0.59)	—	—	—	—	$34.70	(1.67)%	$1,735	0.96%	2.67%	(0.05)%	0.95%	2.66%	(0.04)%	24%
For the Period August 19, 2015[8] through October 31, 2015	$40.00	(0.02)	(0.02)	(4.69)	(4.71)	—	—	—	—	$35.29	(11.78)%	$3,529	0.95%	3.78%	(0.35)%	0.95%	3.78%	(0.35)%	15%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Regional Banks Bear 3X Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$104.40	$(0.10)	$(0.10)	$(57.59)	$(57.69)	$—	$—	$—	$—	$46.71	(55.27)%	$2,336	0.95%	3.97%	(0.42)%	0.95%	3.97%	(0.42)%	0%
For the Year Ended October 31, 2016	$193.20	(1.45)	(1.40)	(78.05)	(79.50)	—	(9.30)	—	(9.30)	$104.40	(43.20)%	$1,044	0.98%	3.27%	(0.84)%	0.95%	3.24%	(0.81)%	0%
For the Period August 19, 2015[8] through October 31, 2015	$200.00	(0.45)	(0.45)	(6.35)	(6.80)	—	—	—	—	$193.20	(3.40)%	$3,864	0.96%	2.99%	(0.95)%	0.95%	2.98%	(0.94)%	0%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$38.62	(0.08)	(0.06)	(4.68)	(4.76)	—	(0.95)	—	(0.95)	$32.91	(12.94)%	$27,973	1.01%	1.10%	(0.42)%	0.95%	1.04%	(0.36)%	88%
For the Year Ended October 31, 2016	$36.58	(0.26)	(0.24)	2.30	2.04	—	—	—	—	$38.62	5.58%	$36,689	0.99%	1.08%	(0.69)%	0.95%	1.04%	(0.65)%	59%
For the Year Ended October 31, 2015	$19.68	(0.04)	(0.04)	16.94	16.90	—	—	—	—	$36.58	85.90%	$58,530	0.98%	1.04%	(0.14)%	0.95%	1.01%	(0.11)%	24%
For the Year Ended October 31, 2014	$17.76	(0.10)	(0.10)	2.02	1.92	—	—	—	—	$19.68	10.80%	$15,741	0.99%	1.27%	(0.54)%	0.95%	1.23%	(0.50)%	2%
For the Year Ended October 31, 2013	$9.11	(0.07)	(0.07)	9.22	9.15	—	(0.50)	—	(0.50)	$17.76	106.43%	$17,760	0.98%	1.38%	(0.59)%	0.95%	1.36%	(0.57)%	25%
For the Year Ended October 31, 2012	$5.16	(0.05)	(0.04)	4.24	4.19	—	(0.24)	—	(0.24)	$9.11	85.76%	$10,934	0.98%	1.87%	(0.61)%	0.95%	1.83%	(0.57)%	93%
Direxion Daily S&P Biotech Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$28.82	(0.12)	(0.11)	23.05	22.93	—	—	—	—	$51.75	79.56%	$264,516	1.00%	1.01%	(0.59)%	0.95%	0.96%	(0.54)%	422%
For the Year Ended October 31, 2016	$76.92	(0.29)	(0.28)	(47.81)	(48.10)	—	—	—	—	$28.82	(62.53)%	$279,883	0.98%	1.00%	(0.79)%	0.95%	0.97%	(0.76)%	1,619%
For the Period May 28, 2015[8] through October 31, 2015	$160.00	(0.44)	(0.44)	(82.64)	(83.08)	—	—	—	—	$76.92	(51.93)%	$123,058	0.95%	1.05%	(0.93)%	0.95%	1.05%	(0.93)%	0%
Direxion Daily S&P Biotech Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$27.50	(0.03)	(0.03)	(18.03)	(18.06)	—	—	—	—	$9.44	(65.67)%	$101,998	0.97%	1.00%	(0.50)%	0.95%	0.98%	(0.48)%	0%
For the Year Ended October 31, 2016	$41.08	(0.24)	(0.22)	(13.34)	(13.58)	—	—	—	—	$27.50	(33.06)%	$82,490	1.01%	1.08%	(0.82)%	0.95%	1.02%	(0.76)%	0%
For the Period May 28, 2015[8] through October 31, 2015	$40.00	(0.16)	(0.16)	1.24	1.08	—	—	—	—	$41.08	2.70%	$28,753	0.96%	1.55%	(0.95)%	0.95%	1.54%	(0.94)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares[12]
For the Six Months Ended April 30, 2017 (Unaudited)	$34.52	(0.11)	(0.07)	(4.79)	(4.90)	—	(0.83)	—	(0.83)	$28.79	(14.00)%	$138,457	1.11%	1.14%	(0.54)%	0.95%	0.98%	(0.38)%	198%
For the Year Ended October 31, 2016	$67.45	(0.26)	(0.25)	(32.67)	(32.93)	—	—	—	—	$34.52	(48.81)%	$59,024	0.98%	1.06%	(0.77)%	0.95%	1.03%	(0.74)%	76%
For the Period May 28, 2015[8] through October 31, 2015	$200.00	(0.25)	(0.25)	(132.30)	(132.55)	—	—	—	—	$67.45	(66.28)%	$8,770	0.95%	2.44%	(0.76)%	0.95%	2.44%	(0.76)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$24.96	(0.05)	(0.04)	(5.68)	(5.73)	—	—	—	—	$19.23	(22.96)%	$19,803	1.06%	1.21%	(0.63)%	0.95%	1.10%	(0.52)%	0%
For the Year Ended October 31, 2016	$70.96	(0.26)	(0.26)	(45.74)	(46.00)	—	—	—	—	$24.96	(64.83)%	$26,950	0.96%	1.12%	(0.75)%	0.95%	1.11%	(0.74)%	0%
For the Period May 28, 2015[8] through October 31, 2015	$50.00	(0.34)	(0.33)	21.30	20.96	—	—	—	—	$70.96	41.93%	$5,677	0.98%	2.13%	(0.97)%	0.95%	2.10%	(0.94)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$45.78	(0.14)	(0.09)	33.53	33.39	—	(2.76)	—	(2.76)	$76.41	74.66%	$236,868	1.10%	1.09%	(0.44)%	0.95%	0.94%	(0.29)%	9%
For the Year Ended October 31, 2016	$26.92	(0.13)	(0.12)	18.99	18.86	—	—	—	—	$45.78	70.06%	$112,149	0.97%	1.01%	(0.44)%	0.95%	0.99%	(0.42)%	29%
For the Year Ended October 31, 2015	$27.61	(0.18)	(0.17)	(0.51)	(0.69)	(0.00)[9]	—	—	(0.00)[9]	$26.92	(2.49)%	$131,929	0.97%	1.00%	(0.57)%	0.95%	0.98%	(0.55)%	26%
For the Year Ended October 31, 2014	$14.63	(0.10)	(0.09)	13.08	12.98	—	—	—	—	$27.61	88.74%	$165,650	1.01%	1.08%	(0.45)%	0.95%	1.02%	(0.40)%	8%
For the Year Ended October 31, 2013	$5.94	(0.06)	(0.06)	8.75	8.69	—	—	—	—	$14.63	146.36%	$55,587	0.99%	1.09%	(0.67)%	0.95%	1.05%	(0.63)%	16%
For the Year Ended October 31, 2012	$8.22	(0.05)	(0.05)	(2.23)	(2.28)	—	—	—	—	$5.94	(27.80)%	$92,609	0.97%	1.05%	(0.62)%	0.95%	1.03%	(0.61)%	84%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily Semiconductor Bear 3X Shares[11]
For the Six Months Ended April 30, 2017 (Unaudited)	$76.80	$(0.09)	$(0.09)	$(39.23)	$(39.32)	$—	$—	$—	$—	$37.48	(51.17)%	$34,106	0.95%	1.03%	(0.39)%	0.95%	1.03%	(0.39)%	0%
For the Year Ended October 31, 2016	$212.15	(1.05)	(1.00)	(134.30)	(135.35)	—	—	—	—	$76.80	(63.80)%	$51,460	0.96%	1.02%	(0.77)%	0.95%	1.01%	(0.76)%	0%
For the Year Ended October 31, 2015	$344.20	(2.45)	(2.40)	(129.60)	(132.05)	—	—	—	—	$212.15	(38.36)%	$38,178	0.96%	1.08%	(0.95)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$909.60	(5.20)	(5.20)	(560.20)	(565.40)	—	—	—	—	$344.20	(62.16)%	$22,365	0.95%	1.13%	(0.94)%	0.95%	1.13%	(0.94)%	0%
For the Year Ended October 31, 2013	$3,184.80	(13.80)	(13.80)	(2,261.40)	(2,275.20)	—	—	—	—	$909.60	(71.44)%	$29,556	0.95%	1.09%	(0.95)%	0.95%	1.08%	(0.94)%	0%
For the Year Ended October 31, 2012	$4,383.20	(28.80)	(28.80)	(1,169.60)	(1,198.40)	—	—	—	—	$3,184.80	(27.33)%	$29,858	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.94)%	0%
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$47.32	(0.06)	(0.04)	23.51	23.45	—	—	—	—	$70.77	49.56%	$261,840	1.03%	1.04%	(0.21)%	0.95%	0.96%	(0.13)%	0%
For the Year Ended October 31, 2016	$38.56	(0.22)	(0.22)	8.98	8.76	—	—	—	—	$47.32	22.72%	$172,728	0.97%	0.99%	(0.58)%	0.95%	0.97%	(0.56)%	153%
For the Year Ended October 31, 2015	$32.73	(0.31)	(0.31)	6.14	5.83	—	—	—	—	$38.56	17.83%	$194,728	0.97%	0.97%	(0.89)%	0.95%	0.95%	(0.87)%	418%
For the Year Ended October 31, 2014	$18.88	(0.21)	(0.20)	14.06	13.85	—	—	—	—	$32.73	73.38%	$189,804	0.98%	1.01%	(0.83)%	0.95%	0.98%	(0.81)%	21%
For the Year Ended October 31, 2013	$12.08	(0.12)	(0.12)	6.92	6.80	—	—	—	—	$18.88	56.22%	$105,696	0.96%	1.00%	(0.88)%	0.95%	0.98%	(0.87)%	324%
For the Year Ended October 31, 2012	$10.44	(0.09)	(0.09)	1.73	1.64	—	—	—	—	$12.08	15.79%	$123,240	0.97%	1.01%	(0.72)%	0.95%	0.99%	(0.70)%	137%
Direxion Daily Technology Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$19.26	(0.03)	(0.03)	(7.13)	(7.16)	—	—	—	—	$12.10	(37.18)%	$15,938	0.96%	1.14%	(0.45)%	0.95%	1.13%	(0.44)%	0%
For the Year Ended October 31, 2016	$30.81	(0.20)	(0.20)	(11.35)	(11.55)	—	—	—	—	$19.26	(37.49)%	$19,598	0.96%	1.15%	(0.77)%	0.95%	1.14%	(0.76)%	0%
For the Year Ended October 31, 2015	$49.80	(0.37)	(0.37)	(18.62)	(18.99)	—	—	—	—	$30.81	(38.13)%	$19,030	0.95%	1.07%	(0.94)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$103.52	(0.68)	(0.68)	(53.04)	(53.72)	—	—	—	—	$49.80	(51.89)%	$13,967	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$196.80	(1.44)	(1.44)	(91.84)	(93.28)	—	—	—	—	$103.52	(47.40)%	$18,682	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
For the Year Ended October 31, 2012	$320.40	(2.00)	(2.00)	(121.60)	(123.60)	—	—	—	—	$196.80	(38.58)%	$41,924	0.95%	1.13%	(0.95)%	0.95%	1.13%	(0.95)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$51.25	(0.11)	(0.10)	(4.15)	(4.26)	—	(2.84)	—	(2.84)	$44.15	(7.81)%	$4,415	0.97%	1.94%	(0.50)%	0.95%	1.92%	(0.48)%	0%
For the Year Ended October 31, 2016	$46.74	(0.41)	(0.40)	5.65	5.24	—	(0.73)	—	(0.73)	$51.25	11.42%	$7,688	0.98%	1.59%	(0.81)%	0.95%	1.56%	(0.78)%	0%
For the Year Ended October 31, 2015	$42.70	(0.43)	(0.42)	4.47	4.04	—	—	—	—	$46.74	9.46%	$7,011	0.96%	1.48%	(0.94)%	0.95%	1.47%	(0.93)%	0%
For the Year Ended October 31, 2014	$38.51	(0.37)	(0.37)	4.56	4.19	—	—	—	—	$42.70	10.88%	$4,270	0.95%	2.23%	(0.95)%	0.95%	2.23%	(0.95)%	0%
For the Year Ended October 31, 2013	$42.91	(0.39)	(0.39)	(4.01)	(4.40)	—	—	—	—	$38.51	(10.25)%	$3,851	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2012	$37.08	(0.39)	(0.39)	7.06	6.67	—	(0.84)	—	(0.84)	$42.91	18.28%	$4,291	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$13.65	(0.04)	(0.04)	0.71	0.67	—	—	—	—	$14.32	4.91%	$29,359	0.98%	1.09%	(0.54)%	0.95%	1.06%	(0.51)%	0%
For the Year Ended October 31, 2016	$16.51	(0.11)	(0.11)	(2.75)	(2.86)	—	—	—	—	$13.65	(17.32)%	$26,612	0.95%	1.08%	(0.78)%	0.95%	1.08%	(0.78)%	0%
For the Year Ended October 31, 2015	$19.88	(0.17)	(0.17)	(3.20)	(3.37)	—	—	—	—	$16.51	(16.95)%	$40,461	0.95%	0.94%	(0.93)%	0.95%	0.94%	(0.93)%	0%
For the Year Ended October 31, 2014	$23.93	(0.21)	(0.21)	(3.84)	(4.05)	—	—	—	—	$19.88	(16.92)%	$54,673	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$23.19	(0.23)	(0.23)	0.97	0.74	—	—	—	—	$23.93	3.19%	$57,438	0.95%	0.99%	(0.95)%	0.95%	0.99%	(0.95)%	0%
For the Year Ended October 31, 2012	$29.91	(0.24)	(0.24)	(6.48)	(6.72)	—	—	—	—	$23.19	(22.47)%	$52,167	0.95%	1.00%	(0.95)%	0.95%	1.00%	(0.95)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$24.07	(0.01)	(0.01)	(4.52)	(4.53)	—	—	—	—	$19.54	(18.82)%	$85,013	0.96%	0.96%	(0.10)%	0.95%	0.95%	(0.09)%	78%
For the Year Ended October 31, 2016	$19.57	(0.10)	(0.09)	4.60	4.50	—	—	—	—	$24.07	23.01%	$67,396	0.97%	0.97%	(0.40)%	0.95%	0.95%	(0.38)%	206%
For the Year Ended October 31, 2015	$18.04	(0.07)	(0.07)	1.60	1.53	—	—	—	—	$19.57	8.47%	$62,614	0.96%	0.94%	(0.34)%	0.95%	0.93%	(0.33)%	56%
For the Year Ended October 31, 2014	$12.63	(0.09)	(0.09)	5.50	5.41	—	—	—	—	$18.04	42.81%	$57,729	0.96%	1.03%	(0.59)%	0.95%	1.03%	(0.58)%	741%
For the Year Ended October 31, 2013	$18.76	0.07	(0.07)	(6.12)	(6.05)	(0.08)	—	(0.00)[9]	(0.08)	$12.63	(32.29)%	$30,318	0.96%	1.11%	0.49%	0.95%	1.10%	0.49%	0%
For the Year Ended October 31, 2012	$15.71	(0.05)	(0.04)	3.24	3.19	—	(0.14)	—	(0.14)	$18.76	20.45%	$33,773	0.96%	1.10%	(0.26)%	0.95%	1.10%	(0.25)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2017

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[7]
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2017 (Unaudited)	$18.81	$(0.06)	$(0.06)	$2.55	$2.49	$—	$—	$—	$—	$21.30	13.24%	$442,959	0.96%	0.96%	(0.53)%	0.91%	0.91%	(0.48)%	0%
For the Year Ended October 31, 2016	$27.61	(0.16)	(0.16)	(8.64)	(8.80)	—	—	—	—	$18.81	(31.87)%	$378,946	0.92%	0.92%	(0.77)%	0.92%	0.92%	(0.77)%	0%
For the Year Ended October 31, 2015	$38.96	(0.27)	(0.27)	(11.08)	(11.35)	—	—	—	—	$27.61	(29.13)%	$537,016	0.90%	0.90%	(0.88)%	0.89%	0.89%	(0.87)%	0%
For the Year Ended October 31, 2014	$64.67	(0.48)	(0.48)	(25.23)	(25.71)	—	—	—	—	$38.96	(39.76)%	$527,945	0.91%	0.91%	(0.90)%	0.90%	0.90%	(0.90)%	0%
For the Year Ended October 31, 2013	$53.35	(0.56)	(0.55)	11.88	11.32	—	—	—	—	$64.67	21.22%	$543,198	0.92%	0.92%	(0.91)%	0.91%	0.91%	(0.91)%	0%
For the Year Ended October 31, 2012	$83.34	(0.55)	(0.55)	(29.44)	(29.99)	—	—	—	—	$53.35	(35.99)%	$298,754	0.93%	0.92%	(0.93)%	0.93%	0.92%	(0.93)%	0%

1  Net Investment Income (Loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain(loss) on investments, in-kind redemptions and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

6  Net expenses include effects of any reimbursement or recoupment.

7  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

8  Commencement of operations.

9  Between $(0.005) and $0.005.

10  Effective May 1, 2017, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

11  Effective May 1, 2017, the Fund had a 1:5 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:5 stock split.

12  Effective May 1, 2017, the Fund had a 2:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 2:1 stock split.

13  Effective May 1, 2017, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Notes to the Financial Statements (Unaudited)

April 30, 2017

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 80 separate series (each, a "Fund" and together the "Funds"). 51 of these Funds are included in this report:

Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily MSCI Brazil Bull 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Developed Markets Bull 3X Shares	Direxion Daily MSCI Developed Markets Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily MSCI India Bull 3X Shares
Direxion Daily MSCI Japan Bull 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily MSCI Real Estate Bull 3X Shares	Direxion Daily MSCI Real Estate Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

Each Fund's investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations

DIREXION SEMI-ANNUAL REPORT

sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index(a)	-300%
Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily MSCI Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily MSCI Developed Markets Bull 3X Shares		300%
Direxion Daily MSCI Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares		300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily MSCI India Bull 3X Shares	MSCI India Index(b)	300%
Direxion Daily MSCI Japan Bull 3X Shares	MSCI Japan Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	MVIS Russia Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Gold Miners Index Bull 3X Shares		300%
Direxion Daily Gold Miners Index Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares		300%
Direxion Daily Healthcare Bear 3X Shares	Health Care Select Sector Index	-300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares		300%
Direxion Daily Homebuilders & Supplies Bear 3X Shares	Dow Jones U.S. Select Home Construction Index	-300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	MVIS Global Junior Gold Miners Index	-300%
Direxion Daily MSCI Real Estate Bull 3X Shares		300%
Direxion Daily MSCI Real Estate Bear 3X Shares	MSCI U.S. REIT IndexSM	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%
Direxion Daily Regional Banks Bull 3X Shares		300%
Direxion Daily Regional Banks Bear 3X Shares	S&P Regional Banks Select Industry Index(c)	-300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry Index(d)	300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares		-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%

DIREXION SEMI-ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index(e)	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index(f)	-300%

(a)  Effective on August 22, 2016, the benchmark index for the Direxion Daily FTSE Europe Bull 3X Shares changed from the FTSE Developed Europe Index to FTSE Developed Europe All Cap Index.

(b)  Effective on January 3, 2017, the benchmark index for the Direxion Daily India Bull 3X Shares changed from the Indus India Index to the MSCI India Index. The change resulted in a fund name change to the Direxion Daily MSCI India Bull 3X Shares.

(c)  Effective on December 1, 2016, the benchmark index for the Direxion Daily Regional Banks Bull 3X Shares and Direxion Daily Regional Banks Bear 3X Shares changed from the Solactive Regional Bank Index to the S&P Regional Banks Select Industry Index.

(d)  Effective on December 1, 2016, the benchmark index for the Direxion Daily Retail Bull 3X Shares changed from the Russell 1000 Retail Index to the S&P Retail Select Industry Index.

(e)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and Direxion Daily 7-10 Year Treasury Bear 3X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index.

(f)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares changed from the NYSE 20 Year Plus Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the Bank of New York Mellon Cash Reserve, a U.S. dollar-denominated deposit account offered through the Bank of New York Mellon, to be cash equivalents. The Funds are exposed to the credit risk of Bank of New York Mellon through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of April 30, 2017.

b) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter ("OTC") securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Securities or swap contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such

DIREXION SEMI-ANNUAL REPORT

securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities", as amended ASU 2013-01, requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging), to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

DIREXION SEMI-ANNUAL REPORT

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2017 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$543,499	$—	$543,499[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	50,028	—	50,028[1]	—
Direxion Daily S&P 500® Bull 3X Shares	3,488,985	—	3,488,985[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	7,231,390	—	7,231,390[1]	—
Direxion Daily Small Cap Bull 3X Shares	14,604,440	—	14,604,440[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	42,085,085	—	42,085,085[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	3,429,347	—	3,429,347[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Brazil Bull 3X Shares	$—	$—	$—	$—	$26,299	$—	$26,299[1]	$—
Direxion Daily MSCI Developed Markets Bull 3X Shares	105,422	—	105,422[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	308,090	—	308,090[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	652,758	—	490,000	162,758	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	1,587,679	—	1,587,679[1]	—
Direxion Daily Russia Bull 3X Shares	68,170	—	—	68,170	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	1,529,791	—	1,529,791[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	3,566,195	—	3,566,195[1]	—
Direxion Daily Financial Bull 3X Shares	18,677,713	—	18,677,713[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	11,340,199	—	11,000,000	340,199	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	131,781	—	131,781[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	494,349	—	494,349[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	174,100	—	174,100[1]	—
Direxion Daily MSCI Real Estate Bull 3X Shares	8,883	—	8,883[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	60,914	—	60,914[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	7,242,707	—	7,030,000	212,707	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	4,990,254	—	4,990,254[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bull 3X Shares	$7,188,015	$—	$6,970,000	$218,015	$—	$—	$—	$—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	311,058	—	311,058[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	545,792	—	500,000	45,792	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	1,388,272	—	1,388,272[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,496,445	$—	$3,496,445[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	253,588	—	253,588[1]	—
Direxion Daily S&P 500® Bull 3X Shares	7,516,910	—	7,516,910[1]	—	25,005	25,005	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	3,270,532	—	3,270,532[1]	—
Direxion Daily Small Cap Bull 3X Shares	19,983,419	19,383	19,964,036[1]	—	19,383	—	19,383[1]	—
Direxion Daily Small Cap Bear 3X Shares	1,800		—	1,800	21,990,876	1,800	21,989,076[1]	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	212,441	—	212,441[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Brazil Bull 3X Shares	$377,556	$198,775	$—	$178,781	$198,775	$—	$198,775[1]	$—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	17,618,043	—	17,618,043[1]	—	—		—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	23,814,420	—	23,814,420[1]	—
Direxion Daily MSCI Japan Bull 3X Shares	46,759	—	—	46,759	—	—	—	—
Direxion Daily Russia Bull 3X Shares	12,969,559	—	12,810,000	159,559	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	3,981,599	—	3,981,599[1]	—
Direxion Daily Energy Bull 3X Shares	14,158,551	—	13,640,000	518,551	—	—	—	—
Direxion Daily Financial Bull 3X Shares	4,189,571	—	4,189,571[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	4,646,513	—	4,646,513[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	7,558,268	—	7,558,268[1]	—	17,956,617	7,558,268	10,398,349[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	7,374,927	565,421	6,809,506[1]	—	565,421	—	565,421[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	108,591,398	—	108,591,398[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	3,568,639	—	3,490,000	78,639	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	210,668	90,885	119,783[1]	—	90,885	—	90,885[1]	—
Direxion Daily MSCI Real Estate Bear 3X Shares	8,570	—	—	8,570	15,045	8,570	6,475[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Natural Gas Related Bull 3X Shares	$—	$—	$—	$—	$2,531,060	$—	$2,531,060[1]	$—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	1,066,711	—	1,066,711[1]	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	173,158	—	173,158[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	160,249	27,375	100,000	32,874	27,375	—	27,375[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	554,903	—	540,000	14,903	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	337,559	—	—	337,559	894,474	337,559	556,915[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,760,377	—	—	1,760,377	5,607,706	1,760,377	3,847,329[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Citibank N.A.

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$303,518	$—	$303,518[1]	$—
Direxion Daily Small Cap Bull 3X Shares	7,471,682	—	7,471,682[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	11,150,689	—	11,150,689[1]	—
Direxion Daily FTSE China Bull 3X Shares	3,110,838	—	3,110,838[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE China Bear 3X Shares	$—	$—	$—	$—	$537,916	$—	$537,916[1]	$—
Direxion Daily Latin America Bull 3X Shares	1,014,137	—	1,014,137[1]	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	—	318,281	—	318,281[1]	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	679,577	—	679,577[1]	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	78,419	—	78,419[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	272,328	—	210,000	62,328	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	461,412	—	461,412[1]	—
Direxion Daily MSCI India Bull 3X Shares	394,969	—	394,969[1]	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	1,463,890	—	1,463,890[1]	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	527,332	—	527,332[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	4,449,328	—	4,449,328[1]	—
Direxion Daily Financial Bull 3X Shares	17,084,819	—	17,084,819[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	1,240,099	—	1,240,099[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	33,158,563	—	33,158,563[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	1,989,125	—	1,989,125[1]	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	38,928	—	38,928[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	130,871	—	50,000	80,871	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Homebuilders & Supplies Bear 3X Shares	$—	$—	$—	$—	$99,300	$—	$99,300[1]	$—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	50,055,293	—	50,055,293[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	25,133,800	—	25,133,800[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—	—	60,825	—	60,825[1]	—
Direxion Daily MSCI Real Estate Bear 3X Shares	787,502	—	280,000	507,502	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	1,642,801	—	1,642,801[1]	—
Direxion Daily Natural Gas Related Bear 3X Shares	163,155	—	—	163,155	—	—	—	—
Direxion Daily Retail Bull 3X Shares	49,309	—	—	49,309	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	23,742,971	—	23,190,000	552,971		—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	3,099,479	—	3,099,479[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	13,353,349	—	13,353,349[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	1,332,951	—	1,240,000	92,951	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	31,562,270	—	31,562,270[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	1,127,842	—	1,127,842[1]	—
Direxion Daily Technology Bull 3X Shares	7,618,539	—	7,350,000	268,539	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	73,469	—	73,469[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,223,337	—	960,000	263,337	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$—	$—	$9,881,053	$—	$9,881,053[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$864,179	$—	$864,179[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	162,905	—	162,905[1]	—
Direxion Daily S&P 500® Bull 3X Shares	12,397,415	—	12,397,415[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	3,666,387	—	3,666,387[1]	—
Direxion Daily Small Cap Bull 3X Shares	2,104,539	—	2,104,539[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	1,119,221	—	1,119,221[1]	—
Direxion Daily FTSE China Bull 3X Shares	4,034,772	—	4,034,772[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	625,696	—	625,696[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	944,044	—	944,044[1]	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	86,788	—	86,788[1]	—
Direxion Daily MSCI Brazil Bull 3X Shares	4,673,812	—	4,360,000	313,812	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	2,164,581	—	2,070,000	94,581	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Developed Markets Bear 3X Shares	$—	$—	$—	$—	$446,203	$—	$446,203[1]	$—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	3,703,028	—	3,690,000	13,028	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	2,305,485	—	2,305,485[1]	—
Direxion Daily MSCI Japan Bull 3X Shares	14,960	—	—	14,960	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	149,289	—	—	149,289	—	—	—	—
Direxion Daily Russia Bull 3X Shares	1,893,538	—	1,540,000	353,538	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	398,887	—	398,887[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	2,840,509	—	25	2,840,484
Direxion Daily Energy Bear 3X Shares	32,239	—	—	32,239	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	7,504,021	—	211,651	7,292,370
Direxion Daily Financial Bear 3X Shares	—	—	—	—	1,674,615	—	1,674,615[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	139,872	—	—	139,872	76,320,767	139,872	76,320,767[1]	(139,872)
Direxion Daily Gold Miners Index Bear 3X Shares	21,934,060	—	21,934,060[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	11,047,730	—	10,720,000	327,730	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	36,043	—	36,043[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	442,801	—	290,000	152,801	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	108,420	—	108,420[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bull 3X Shares	$50,017	$—	$—	$50,017	$108,818,917	$50,017	$108,768,900[1]	$—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	6,224,376	—	6,224,376[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	123,771	—	123,771[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	4,847,332	—	3,373,693	1,473,639
Direxion Daily Natural Gas Related Bear 3X Shares	540,195	—	270,000	270,195	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	1,025,809	—	1,025,809[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	3,109,512	—	3,109,512[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	6,468,268	—	6,110,000	358,268		—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	1,529,853	—	1,529,853[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	2,238,707	—	8	2,238,699
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	319,392	—	10,000	309,392	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	14,874,950	—	14,874,950[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	8,236,239	—	7,800,000	436,239	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	201,227	—	201,227[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	221,893	—	221,893[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	770,583	—	670,000	100,583	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X Shares	$—	$—	$—	$—	$3,297,470	$—	$3,297,470[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$566,367	$—	$566,367[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	102,570	—	102,570[1]	—
Direxion Daily S&P 500® Bull 3X Shares	11,014,809	—	11,014,809[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	4,998,115	—	4,998,115[1]	—
Direxion Daily FTSE China Bull 3X Shares	2,304,122	—	2,304,122[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	542,657	—	542,657[1]	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	240,788	—	240,788[1]	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	2,183,616	—	2,109,529	74,087	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	143,405	—	143,405[1]	—
Direxion Daily MSCI India Bull 3X Shares	22,385,533	—	22,385,533[1]	—	—	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	331,727	—	300,000	31,727	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Russia Bull 3X Shares	$—	$—	$—	$—	$2,838,583	$—	$2,838,583[1]	$—
Direxion Daily Russia Bear 3X Shares	245,456	—	245,456[1]	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	21,181,427	—	21,181,427[1]	—
Direxion Daily Financial Bull 3X Shares	4,812,305	—	4,812,305[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	33,512,067	—	33,512,067[1]	—
Direxion Daily Gold Miners Index Bear 3X Shares	250,859	—	250,859[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	530,218	—	530,218[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	96,649	—	96,649[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	1,300,293	—	1,452	1,298,841	46,056,452	1,300,293	44,756,159[1]	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	15,394	—	15,394[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	900,527	—	900,527[1]	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	43,486	—	14,885	28,601	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	1,306,325	—	1,306,325[1]	—
Direxion Daily Retail Bull 3X Shares	7,914	—	—	7,914	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	25,253,070	—	24,368,508	884,562	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	6,314,594	—	6,314,594[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	$—	$—	$—	$—	$1,119,832	$—	$1,119,832[1]	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	769,721	—	666,954	102,767	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	11,317,076	—	11,317,076[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	794,070	—	794,070[1]	—
Direxion Daily Technology Bull 3X Shares	16,348,834	—	16,118,047	230,787	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	813,761	—	813,761[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	18,855	—	—	18,855	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	327,803	—	327,803[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	615,795	—	578,768	37,027	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	7,211,797	—	7,211,797[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$1,576,841	$—	$1,576,841[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	1,662,699	—	1,662,699[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$5,120,398	$—	$5,120,398[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	2,852,234	—	2,852,234[1]	—
Direxion Daily FTSE China Bull 3X Shares	1,131,797	—	1,131,797[1]	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	135,154	—	—	135,154	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	66,516	—	—	66,516	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	602,431	—	602,431[1]	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	7,191,453	—	7,191,453[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	10,300,100	—	10,300,100[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	194,244	—	—	194,244	26,172,519	194,244	25,978,275[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	199,318	—	199,318[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	1,673,606	—	1,673,606[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	29,224	—	29,224[1]	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	10,136,815	—	10,136,815[1]	—
Direxion Daily Technology Bull 3X Shares	6,683,466	—	6,410,000	273,466	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	884,118	—	884,118[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$26,199,466	$—	$26,199,466[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	605,183	—	605,183[1]	—
Direxion Daily Small Cap Bull 3X Shares	13,644,667	—	13,644,667[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	6,984,117	—	6,984,117[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	2,305,938	—	2,180,000	125,938	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	4,119,764	—	3,890,000	229,764	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	7,568,720	—	7,560,000	8,720	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	5,086,778	—	5,086,778[1]	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	16,784,674	—	16,784,674[1]	—
Direxion Daily Financial Bull 3X Shares	9,806,588	—	9,806,588[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	9,399,551	—	9,399,551[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	166,691	—	—	166,691	127,363,532	166,691	127,363,532[1]	(166,691)
Direxion Daily Gold Miners Index Bear 3X Shares	11,216,968	—	11,216,968[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	1,937,576	—	1,610,000	327,576	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Junior Gold Miners Index Bull 3X Shares	$—	$—	$—	$—	$31,929,820	$—	$31,929,820[1]	$—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	5,314,369	—	5,314,369[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	518,531	—	518,531[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	14,670,240	—	14,230,000	440,240	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	2,474,222	—	2,474,222[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	1,847,586	—	1,847,586[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	4,243,272	—	4,080,000	163,272	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	709,165	—	709,165[1]	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	415,559	—	415,559[1]	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	2,226,552	—	2,205,515	21,037

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

DIREXION SEMI-ANNUAL REPORT

e) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made by the Funds. Certain Funds paid excise taxes during the six months ended April 30, 2017.

g) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Funds estimate the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the six month ended October 31, 2016, the Funds have estimated approximately 100% of the distributions from MLPs to be return of capital.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the six months ended April 30, 2017 and year ended October 31, 2016, were as follows:

	Period Ended April 30, 2017 (Unaudited)			Year Ended October 31, 2016
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$1,133,280	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Period Ended April 30, 2017 (Unaudited)			Year Ended October 31, 2016
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Small Cap Bear 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Japan Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	327,187	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	3,831,557	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	41,188	—	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	92,570	—	226
Direxion Daily Retail Bull 3X Shares	951,341	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	2,333,092	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Period Ended April 30, 2017 (Unaudited)			Year Ended October 31, 2016
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Semiconductor Bull 3X Shares	6,634,619	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	284,233	—	—	109,119	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

At October 31, 2016, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$1,696,346	$1,133,276	$—	$(835,506)	$1,994,116
Direxion Daily Mid Cap Bear 3X Shares	351,558	—	—	(72,523,486)	(72,171,928)
Direxion Daily S&P 500® Bull 3X Shares	129,334,790	—	—	(6,416,927)	122,917,863
Direxion Daily S&P 500® Bear 3X Shares	(3,756,344)	—	—	(1,100,724,479)	(1,104,480,823)
Direxion Daily Small Cap Bull 3X Shares	73,089,048	—	—	(76,595,459)	(3,506,411)
Direxion Daily Small Cap Bear 3X Shares	6,274,458	—	—	(2,820,432,820)	(2,814,158,362)
Direxion Daily FTSE China Bull 3X Shares	14,076,547	—	—	(93,718,503)	(79,641,956)
Direxion Daily FTSE China Bear 3X Shares	2,926,855	—	—	(36,782,917)	(33,856,062)
Direxion Daily FTSE Europe Bull 3X Shares	(4,724,625)	—	—	(18,307,777)	(23,032,402)
Direxion Daily Latin America Bull 3X Shares	11,565,089	—	—	(52,892,894)	(41,327,805)
Direxion Daily MSCI Brazil Bull 3X Shares	50,036,001	—	—	(45,573,353)	4,462,648
Direxion Daily MSCI Developed Markets Bull 3X Shares	161,199	—	—	(9,603,237)	(9,442,038)
Direxion Daily MSCI Developed Markets Bear 3X Shares	738,258	—	—	(43,436,272)	(42,698,014)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	41,453,869	—	—	(225,197,507)	(183,743,638)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(15,140,866)	—	—	(342,841,687)	(357,982,553)
Direxion Daily MSCI India Bull 3X Shares	9,313,707	—	—	(30,059,989)	(20,746,282)

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI Japan Bull 3X Shares	$1,176,969	$—	$—	$(3,573,005)	$(2,396,036)
Direxion Daily MSCI South Korea Bull 3X Shares	(536,887)	—	—	(568,858)	(1,105,745)
Direxion Daily Russia Bull 3X Shares	13,934,427	—	—	(174,972,553)	(161,038,126)
Direxion Daily Russia Bear 3X Shares	(9,847,566)	—	—	(105,113,521)	(114,961,087)
Direxion Daily Energy Bull 3X Shares	46,067,410	—	—	(213,312,090)	(167,244,680)
Direxion Daily Energy Bear 3X Shares	(173,267)	—	—	(205,279,472)	(205,452,739)
Direxion Daily Financial Bull 3X Shares	99,208,267	—	—	(34,521,044)	64,687,223
Direxion Daily Financial Bear 3X Shares	(7,542,389)	—	—	(4,634,838,796)	(4,642,381,185)
Direxion Daily Gold Miners Index Bull 3X Shares	(211,135,915)	—	—	(1,233,115,957)	(1,444,251,872)
Direxion Daily Gold Miners Index Bear 3X Shares	28,611,399	—	—	(553,679,269)	(525,067,870)
Direxion Daily Healthcare Bull 3X Shares	(20,643,766)	—	—	(2,198,949)	(22,842,715)
Direxion Daily Healthcare Bear 3X Shares	366,744	—	—	(463,322)	(96,578)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(478,831)	—	—	(1,388,410)	(1,867,241)
Direxion Daily Homebuilders & Supplies Bear 3X Shares	933,252	—	—	(973,472)	(40,220)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	69,305,275	—	—	(529,686,822)	(460,381,547)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	19,285,318	—	—	(163,507,421)	(144,222,103)
Direxion Daily MSCI Real Estate Bull 3X Shares	(4,006,427)	—	—	—	(4,006,427)
Direxion Daily MSCI Real Estate Bear 3X Shares	2,315,276	—	—	(179,850,602)	(177,535,326)
Direxion Daily Natural Gas Related Bull 3X Shares	(1,611,518)	—	—	(200,829,151)	(202,440,669)
Direxion Daily Natural Gas Related Bear 3X Shares	1,269,855	—	—	(10,359,372)	(9,089,517)
Direxion Daily Regional Banks Bull 3X Shares	51,621	—	—	(671,440)	(619,819)
Direxion Daily Regional Banks Bear 3X Shares	(689,688)	—	—	(517,236)	(1,206,924)
Direxion Daily Retail Bull 3X Shares	1,734,011	951,334	—	—	2,685,345
Direxion Daily S&P Biotech Bull 3X Shares	(46,461,871)	—	—	(69,342,965)	(115,804,836)
Direxion Daily S&P Biotech Bear 3X Shares	31,361,836	—	—	(36,087,805)	(4,725,969)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	13,811,754	2,333,091	—	(2,798,861)	13,345,984
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	4,400,429	—	—	(30,639,353)	(26,238,924)
Direxion Daily Semiconductor Bull 3X Shares	20,284,238	6,634,615	—	(2,978,592)	23,940,261
Direxion Daily Semiconductor Bear 3X Shares	(11,925,770)	—	—	(119,826,099)	(131,751,869)
Direxion Daily Technology Bull 3X Shares	14,890,974	—	—	(1,272,370)	13,618,604
Direxion Daily Technology Bear 3X Shares	(5,769,779)	—	—	(134,103,848)	(139,873,627)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	301,859	284,232	—	(6,415)	579,676

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$(2,654,693)	$—	$—	$(71,860,234)	$(74,514,927)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(3,982,786)	—	—	(1,091,205)	(5,073,991)
Direxion Daily 20+ Year Treasury Bear 3X Shares	29,070,141	—	—	(1,109,186,889)	(1,080,116,748)

1  Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and was sales on swap contracts.

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$47,614,554	$—	$(186,075)	$(186,075)
Direxion Daily Mid Cap Bear 3X Shares	5,907,141	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	388,489,144	1,642,137	—	1,642,137
Direxion Daily S&P 500® Bear 3X Shares	291,034,249	—	(1,961,413)	(1,961,413)
Direxion Daily Small Cap Bull 3X Shares	345,919,900	—	(220,604)	(220,604)
Direxion Daily Small Cap Bear 3X Shares	512,022,511	—	—	—
Direxion Daily FTSE China Bull 3X Shares	117,410,618	—	(501,447)	(501,447)
Direxion Daily FTSE China Bear 3X Shares	37,051,200	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	24,380,423	844,505	—	844,505
Direxion Daily Latin America Bull 3X Shares	14,155,237	212,460	—	212,460
Direxion Daily MSCI Brazil Bull 3X Shares	77,354,133	—	(2,043,847)	(2,043,847)
Direxion Daily MSCI Developed Markets Bull 3X Shares	14,704,803	177,192	—	177,192
Direxion Daily MSCI Developed Markets Bear 3X Shares	4,205,184	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	115,535,318	193,502	—	193,502
Direxion Daily MSCI Emerging Markets Bear 3X Shares	102,918,906	—	—	—
Direxion Daily MSCI India Bull 3X Shares	79,067,894	6,093,083	—	6,093,083
Direxion Daily MSCI Japan Bull 3X Shares	6,596,445	59,832	—	59,832
Direxion Daily MSCI South Korea Bull 3X Shares	3,925,213	239,040	—	239,040
Direxion Daily Russia Bull 3X Shares	149,476,453	—	(2,519,590)	(2,519,590)
Direxion Daily Russia Bear 3X Shares	29,076,995	—	—	—
Direxion Daily Energy Bull 3X Shares	610,718,384	—	(18,863,935)	(18,863,935)
Direxion Daily Energy Bear 3X Shares	24,921,275	—	—	—
Direxion Daily Financial Bull 3X Shares	1,261,337,558	14,422,800	(25,743,232)	(11,320,432)
Direxion Daily Financial Bear 3X Shares	163,195,563	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	1,830,289,390	—	(21,385,507)	(21,385,507)
Direxion Daily Gold Miners Index Bear 3X Shares	187,061,003	—	—	—
Direxion Daily Healthcare Bull 3X Shares	128,772,245	3,642,435	—	3,642,435
Direxion Daily Healthcare Bear 3X Shares	1,096,087	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	7,560,149	138,565	—	138,565
Direxion Daily Homebuilders & Supplies Bear 3X Shares	2,181,108	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	1,037,960,746	—	(12,919,736)	(12,919,736)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	91,425,787	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	48,746,175	—	(234,323)	(234,323)
Direxion Daily MSCI Real Estate Bear 3X Shares	14,901,930	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	51,143,555	14,948	(2,963,324)	(2,948,376)
Direxion Daily Natural Gas Related Bear 3X Shares	2,350,181	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	23,725,930	—	(591,839)	(591,839)
Direxion Daily Regional Banks Bear 3X Shares	1,013,813	—	—	—
Direxion Daily Retail Bull 3X Shares	21,778,676	—	(260,489)	(260,489)
Direxion Daily S&P Biotech Bull 3X Shares	142,916,879	12,035	—	12,035

DIREXION SEMI-ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily S&P Biotech Bear 3X Shares	$80,974,344	$—	$—	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	131,264,623	—	(1,463,182)	(1,463,182)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	11,816,535	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	184,623,573	3,362,656	(2,309,410)	1,053,246
Direxion Daily Semiconductor Bear 3X Shares	33,136,211	—	—	—
Direxion Daily Technology Bull 3X Shares	209,590,973	10,091,785	—	10,091,785
Direxion Daily Technology Bear 3X Shares	11,486,253	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	3,348,327	56,620	—	56,620
Direxion Daily 7-10 Year Treasury Bear 3X Shares	18,408,971	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	79,980,418	1,026,617	—	1,026,617
Direxion Daily 20+ Year Treasury Bear 3X Shares	283,897,217	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts ("REITs").

Net investment income/(loss) and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of REITS, and utilization of earnings and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2016.

At October 31, 2016, these Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Mid Cap Bull 3X Shares	$—
Direxion Daily Mid Cap Bear 3X Shares	74,338
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	2,838,037
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	3,379,010
Direxion Daily FTSE China Bull 3X Shares	688,158
Direxion Daily FTSE China Bear 3X Shares	491,474
Direxion Daily FTSE Europe Bull 3X Shares	160,228
Direxion Daily Latin America Bull 3X Shares	93,506
Direxion Daily MSCI Brazil Bull 3X Shares	361,690
Direxion Daily MSCI Developed Markets Bull 3X Shares	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	62,405
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,232,747
Direxion Daily MSCI Emerging Markets Bear 3X Shares	762,905
Direxion Daily MSCI India Bull 3X Shares	371,220
Direxion Daily MSCI Japan Bull 3X Shares	30,113
Direxion Daily MSCI South Korea Bull 3X Shares	32,015
Direxion Daily Russia Bull 3X Shares	1,292,554
Direxion Daily Russia Bear 3X Shares	313,803
Direxion Daily Energy Bull 3X Shares	1,161,193
Direxion Daily Energy Bear 3X Shares	562,022
Direxion Daily Financial Bull 3X Shares	—

DIREXION SEMI-ANNUAL REPORT

Ordinary Late Year Loss Deferral
Direxion Daily Financial Bear 3X Shares	$2,120,434
Direxion Daily Gold Miners Index Bull 3X Shares	9,052,761
Direxion Daily Gold Miners Index Bear 3X Shares	1,965,927
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Healthcare Bear 3X Shares	13,120
Direxion Daily Homebuilders & Supplies Bull 3X Shares	14,617
Direxion Daily Homebuilders & Supplies Bear 3X Shares	28,604
Direxion Daily Junior Gold Miners Index Bull 3X Shares	3,007,381
Direxion Daily Junior Gold Miners Index Bear 3X Shares	336,558
Direxion Daily MSCI Real Estate Bull 3X Shares	—
Direxion Daily MSCI Real Estate Bear 3X Shares	105,285
Direxion Daily Natural Gas Related Bull 3X Shares	434,697
Direxion Daily Natural Gas Related Bear 3X Shares	51,124
Direxion Daily Regional Banks Bull 3X Shares	—
Direxion Daily Regional Banks Bear 3X Shares	11,454
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily S&P Biotech Bull 3X Shares	1,387,551
Direxion Daily S&P Biotech Bear 3X Shares	430,918
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	161,776
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	285,620
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	119,293
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	172,503
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	2,155,957

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2016, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778	36,543,312	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	227,849,840	243,723,246	—	522,489,448	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587	1,980,864,749	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	67,118,758	464,786
Direxion Daily FTSE China Bear 3X Shares	—	—	—	19,286,623	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	18,147,549	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	25,490,392	20,130,880
Direxion Daily MSCI Brazil Bull 3X Shares	—	—	—	13,984,066	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	—	—	4,478,557	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535	28,499,260	—

DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily MSCI Emerging Markets Bull 3X Shares				$163,118,498	$47,245,171
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$73,271,322	$33,557,979	$24,388,554	184,824,104	—
Direxion Daily MSCI India Bull 3X Shares	—	—	—	22,857,534	7,311
Direxion Daily MSCI Japan Bull 3X Shares	—	—	—	2,820,670	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	—	—	219,601	15,409
Direxion Daily Russia Bull 3X Shares	—	—	—	74,206,658	99,473,341
Direxion Daily Russia Bear 3X Shares	649,297	—	—	80,470,228	—
Direxion Daily Energy Bull 3X Shares	—	—	—	139,075,363	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062	158,756,350	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449	2,209,756,796	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	599,634,754
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	530,604,419	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—		—	—	426,398
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	838,039	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	727,426	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	159,840,813	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	121,091,282	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	—	—	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	81,864,882	40,732,146	53,325,213	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	128,776,824	5,846,281
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	10,308,248	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	671,440	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	505,782	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	47,516,880	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	13,029,839	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	21,082,362	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—	104,166,564	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542	66,756,707	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—	50,721,447	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,069	93,882,293	—	816,821,043	—

DIREXION SEMI-ANNUAL REPORT

During the year ended October 31, 2016, the following Funds utilized prior year capital loss carryover of:

Direxion Daily MSCI South Korea Bull 3X Shares	$385,073
Direxion Daily Gold Miners Index Bull 3X Shares	1,030,822,252
Direxion Daily Junior Gold Miners Index Bull 3X Shares	81,790,216
Direxion Daily S&P Biotech Bull 3X Shares	76,403
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	1,949,235
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,689,193

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2017, open Federal and state income tax years include the tax years ended October 31, 2013 through October 31, 2016. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended April 30, 2017. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$25,424,820	$—	$3,424,858	$9,243,152
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	526,021,710	203,929,835	169,642,149	376,842,819
Direxion Daily S&P 500® Bear 3X Shares[1]	326,221	480,206	—	—
Direxion Daily Small Cap Bull 3X Shares	921,143,600	164,961,604	351,842,287	1,176,231,438

DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Small Cap Bear 3X Shares	$—	$—	$—	$—
Direxion Daily FTSE China Bull 3X Shares	111,235,490	56,949,760	29,912,110	78,117,921
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	20,691,811	—	—	6,793,863
Direxion Daily Latin America Bull 3X Shares	9,221,700	910,810	—	—
Direxion Daily MSCI Brazil Bull 3X Shares	88,101,921	19,198,741	42,914,010	69,413,771.00
Direxion Daily MSCI Developed Markets Bull 3X Shares	1,317,756	5,821,291	—	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	121,475,345	26,077,742	82,555,320	174,525,494
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI India Bull 3X Shares	56,954,017	6,916,388	—	11,584,295
Direxion Daily MSCI Japan Bull 3X Shares	6,297,885	—	—	4,432,450
Direxion Daily MSCI South Korea Bull 3X Shares	2,741,760	465,866	—	1,285,900
Direxion Daily Russia Bull 3X Shares	164,350,300	30,577,599	49,865,670	118,015,897
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	162,758,250	129,945,167	267,903,493	197,639,827
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	610,461,350	3,585,762	307,216,199	415,473,292
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	1,351,352,740	1,428,053,685	1,077,382,116	1,043,637,468
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	107,623,500	6,936,948	3,030,365	65,929,404
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	3,184,199	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	486,656,492	695,189,541	651,726,379	535,949,105
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	30,599,035	23,675,811	16,995,661	34,382,918
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	39,637,506	4,216,860	24,284,965	53,403,503
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	3,772,189	3,752,516	20,233,301	3,083,444
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	21,713,453	14,859,261	4,200,226	9,448,194
Direxion Daily S&P Biotech Bull 3X Shares	305,971,639	43,112,932	142,371,279	429,663,169
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	62,933,425	68,526,316	193,368,746	131,801,644
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	90,475,063	4,066,839	40,747,044	27,770,486
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	114,809,700	—	14,261,322	16,441,456
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,075,380	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	40,512,560	16,514,380	38,292,644	27,396,057
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

1  Represents purchases in affiliate, Direxon Daily S&P 500® Bear 1X Shares.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended April 30, 2017.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations,

DIREXION SEMI-ANNUAL REPORT

and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

For each Fund, the Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund's daily net assets at least until September 1, 2018. The breakpoint schedule is detailed in the table below:

Net Asset Range	Advisory Fees
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

The Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, each Fund pays the Adviser 0.02% of its average daily net assets. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2017	October 31, 2018	October 31, 2019	October 31, 2020	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$15,202	$38,793	$22,753	$37,975	$15,202	$114,723
Direxion Daily Mid Cap Bear 3X Shares	—	13,736	33,769	26,804	31,444	13,736	105,753
Direxion Daily S&P 500® Bull 3X Shares	18,196	4,979	43,374	—	25,105	4,979	73,458
Direxion Daily S&P 500® Bear 3X Shares	85	37,998	46,312	32,630	87,999	37,998	204,939
Direxion Daily Small Cap Bull 3X Shares	—	65,692	422,839	165,116	139,350	65,692	792,997
Direxion Daily Small Cap Bear 3X Shares	—	93,539	467,508	195,511	189,079	93,539	945,637
Direxion Daily FTSE China Bull 3X Shares	—	44,179	70,727	52,781	75,021	44,179	242,708
Direxion Daily FTSE China Bear 3X Shares	—	30,393	35,007	36,274	61,794	30,393	163,468
Direxion Daily FTSE Europe Bull 3X Shares	—	9,998	30,431	10,868	23,550	9,998	74,847
Direxion Daily Latin America Bull 3X Shares	—	15,602	45,333	32,537	37,072	$15,602	130,544
Direxion Daily MSCI Brazil Bull 3X Shares	—	17,291	47,780	33,656	41,581	17,291	140,308
Direxion Daily MSCI Developed Markets Bull 3X Shares	—	30,325	47,201	47,458	62,016	30,325	187,000

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2017	October 31, 2018	October 31, 2019	October 31, 2020	Recoupment Amount
Direxion Daily MSCI Developed Markets Bear 3X Shares	$—	$36,094	$81,939	$68,565	$75,544	$36,094	$262,142
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,209	34,505	79,173	—	68,967	34,505	182,645
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	27,188	67,638	18,915	57,645	27,188	171,386
Direxion Daily MSCI India Bull 3X Shares	—	15,327	33,888	28,207	46,522	15,327	123,944
Direxion Daily MSCI Japan Bull 3X Shares	—	23,191	53,518	38,909	47,576	23,191	163,194
Direxion Daily MSCI South Korea Bull 3X Shares	—	13,866	48,753	29,972	30,643	13,866	123,234
Direxion Daily Russia Bull 3X Shares	35,444	—	34,899	—	29,349	—	64,248
Direxion Daily Russia Bear 3X Shares	58	8,530	33,377	25,321	18,693	8,530	85,921
Direxion Daily Energy Bull 3X Shares	8,737	9,020	31,736	28,703	42,811	9,020	112,270
Direxion Daily Energy Bear 3X Shares	—	21,341	53,760	18,091	43,863	21,341	137,055
Direxion Daily Financial Bull 3X Shares	18,625	11,786	101,391	15,384	88,665	11,786	217,226
Direxion Daily Financial Bear 3X Shares	—	62,759	222,097	72,684	99,421	62,759	456,961
Direxion Daily Gold Miners Index Bull 3X Shares	14,713	—	—	—	14,713	14,713	29,426
Direxion Daily Gold Miners Index Bear 3X Shares	37,690	852	—	—	11,743	852	12,595
Direxion Daily Healthcare Bull 3X Shares	493	23,043	39,195	39,773	66,252	23,043	168,263
Direxion Daily Healthcare Bear 3X Shares	—	15,433	—	—	43,545	15,433	58,978
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	15,036	—	27,112	34,712	15,036	76,860
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	16,008	—	26,975	35,417	16,008	78,400
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	24,597	605	6,805	17,633	62,477	605	87,520
Direxion Daily MSCI Real Estate Bull 3X Shares	6,589	26,623	58,408	—	46,435	26,623	131,466
Direxion Daily MSCI Real Estate Bear 3X Shares	—	32,383	74,616	63,837	46,696	32,383	217,532
Direxion Daily Natural Gas Related Bull 3X Shares	—	22,168	38,433	48,864	66,435	22,168	175,900
Direxion Daily Natural Gas Related Bear 3X Shares	—	16,849	—	—	46,696	16,849	63,545
Direxion Daily Regional Banks Bull 3X Shares	—	12,707	—	18,744	40,319	12,707	71,770
Direxion Daily Regional Banks Bear 3X Shares	—	16,957	—	18,468	40,429	16,957	75,854
Direxion Daily Retail Bull 3X Shares	—	15,545	47,943	25,551	39,834	15,545	128,873
Direxion Daily S&P Biotech Bull 3X Shares	1,632	17,193	—	25,023	48,721	17,193	90,937
DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2017	October 31, 2018	October 31, 2019	October 31, 2020	Recoupment Amount
Direxion Daily S&P Biotech Bear 3X Shares	$—	$14,710	$—	$30,367	$42,944	$14,710	$88,021
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	13,227	—	31,773	38,994	13,227	83,994
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	19,754	—	31,769	37,128	19,754	88,651
Direxion Daily Semiconductor Bull 3X Shares	8,565	1,661	51,214	44,224	41,292	1,661	138,391
Direxion Daily Semiconductor Bear 3X Shares	—	14,290	40,074	31,222	28,749	14,290	114,335
Direxion Daily Technology Bull 3X Shares	—	13,065	44,741	6,472	38,305	13,065	102,583
Direxion Daily Technology Bear 3X Shares	—	15,172	32,623	19,924	37,968	15,172	105,687
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	23,558	49,936	31,202	46,735	23,558	151,431
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	15,768	12,458	—	38,077	15,768	66,303
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,813	3,849	23,748	2,461	9,461	3,849	39,519
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—	—

For the six months ended April 30, 2017, the Adviser waived $38,770 of investment advisory fees in the Direxion Daily S&P® Bear 3X Shares. These fees related to its investment in the S&P 500® Bear 1X Shares, an affiliated Fund. These waived fees are not subject to recoupment and not presented on the preceding table.

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Funds' net assets as of April 30, 2017:

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$27,544,337	$—	$—	$27,544,337	$—	$—	$—	$—
Short Term Investments	19,884,142	—	—	19,884,142	5,907,141	—	—	5,907,141
Other Financial Instruments*	—	5,470,490	—	5,470,490	—	(569,091)	—	(569,091)
Cash Equivalents	15,954,567	—	—	15,954,567	3,382,459	—	—	3,382,459
	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$184,903,189	$—	$—	$184,903,189	$16,256,950	$—	$—	$16,256,950
Short Term Investments	205,228,092	—	—	205,228,092	272,815,886	—	—	272,815,886
Other Financial Instruments*	—	62,169,421	—	62,169,421	—	(21,434,306)	—	(21,434,306)
Cash Equivalents	195,030,327	—	—	195,030,327	173,924,710	—	—	173,924,710
	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$15,821,135	$—	$—	$15,821,135	$—	$—	$—	$—
Short Term Investments	329,878,161	—	—	329,878,161	512,022,511	—	—	512,022,511
Other Financial Instruments*	—	62,909,762	—	62,909,762	—	(86,180,422)	—	(86,180,422)
Cash Equivalents	331,466,689	—	—	331,466,689	257,063,475	—	—	257,063,475
	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$75,835,671	$—	$—	$75,835,671	$—	$—	$—	$—
Short Term Investments	41,073,500	—	—	41,073,500	37,051,200	—	—	37,051,200
Other Financial Instruments*	—	10,581,529	—	10,581,529	—	(1,706,269)	—	(1,706,269)
Cash Equivalents	29,746,139	—	—	29,746,139	22,608,540	—	—	22,608,540
	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$15,432,700	$—	$—	$15,432,700	$9,042,587	$—	$—	$9,042,587
Short Term Investments	9,792,228	—	—	9,792,228	5,325,110	—	—	5,325,110
Other Financial Instruments*	—	6,679,329	—	6,679,329	—	609,274	—	609,274
Cash Equivalents	5,176,098	—	—	5,176,098	3,085,165	—	—	3,085,165

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily MSCI Brazil Bull 3X Shares				Direxion Daily MSCI Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$40,292,763	$—	$—	$40,292,763	$2,441,499	$—	$—	$2,441,499
Short Term Investments	35,017,523	—	—	35,017,523	12,440,496	—	—	12,440,496
Other Financial Instruments*	—	8,694,293	—	8,694,293	—	5,133,196	—	5,133,196
Cash Equivalents	5,561,695	—	—	5,561,695	8,866,579	—	—	8,866,579
	Direxion Daily MSCI Developed Markets Bear 3X Shares				Direxion Daily MSCI Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$36,740,508	$—	$—	$36,740,508
Short Term Investments	4,205,184	—	—	4,205,184	78,988,312	—	—	78,988,312
Other Financial Instruments*	—	(976,117)	—	(976,117)	—	29,814,877	—	29,814,877
Cash Equivalents	1,838,257	—	—	1,838,257	45,199,228	—	—	45,199,228
	Direxion Daily MSCI Emerging Markets Bear 3X Shares				Direxion Daily MSCI India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$57,424,996	$—	$—	$57,424,996
Short Term Investments	102,918,906	—	—	102,918,906	27,735,981	—	—	27,735,981
Other Financial Instruments*	—	(30,483,882)	—	(30,483,882)	—	27,867,280	—	27,867,280
Cash Equivalents	37,058,217	—	—	37,058,217	20,170,270	—	—	20,170,270
	Direxion Daily MSCI Japan Bull 3X Shares				Direxion Daily MSCI South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$3,733,920	$—	$—	$3,733,920	$2,980,800	$—	$—	$2,980,800
Short Term Investments	2,922,357	—	—	2,922,357	1,183,453	—	—	1,183,453
Other Financial Instruments*	—	393,446	—	393,446	—	149,289	—	149,289
Cash Equivalents	779,800	—	—	779,800	1,189,539	—	—	1,189,539
	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$84,353,196	$—	$—	$84,353,196	$—	$—	$—	$—
Short Term Investments	62,603,667	—	—	62,603,667	29,076,995	—	—	29,076,995
Other Financial Instruments*	—	10,628,794	—	10,628,794	—	(6,192,153)	—	(6,192,153)
Cash Equivalents	29,401,853	—	—	29,401,853	10,540,472	—	—	10,540,472

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$307,999,163	$—	$—	$307,999,163	$—	$—	$—	$—
Short Term Investments	283,855,286	—	—	283,855,286	24,921,275	—	—	24,921,275
Other Financial Instruments*	—	(41,855,035)	—	(41,855,035)	—	32,239	—	32,239
Cash Equivalents	8,798,844	—	—	8,798,844	19,527,970	—	—	19,527,970
	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$831,383,266	$—	$—	$831,383,266	$—	$—	$—	$—
Short Term Investments	418,633,860	—	—	418,633,860	163,195,563	—	—	163,195,563
Other Financial Instruments*	—	47,066,975	—	47,066,975	—	(15,720,679)	—	(15,720,679)
Cash Equivalents	195,714,095	—	—	195,714,095	92,546,172	—	—	92,546,172
	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$637,305,490	$—	$—	$637,305,490	$—	$—	$—	$—
Short Term Investments	1,171,598,393	—	—	1,171,598,393	187,061,003	—	—	187,061,003
Other Financial Instruments*	—	(294,711,744)	—	(294,711,744)	—	44,898,423	—	44,898,423
Cash Equivalents	161,702,796	—	—	161,702,796	148,428,243	—	—	148,428,243
	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$84,271,439	$—	$—	$84,271,439	$—	$—	$—	$—
Short Term Investments	48,143,241	—	—	48,143,241	1,096,087	—	—	1,096,087
Other Financial Instruments*	—	24,325,505	—	24,325,505	—	(213,127)	—	(213,127)
Cash Equivalents	25,240,909	—	—	25,240,909	454,579	—	—	454,579
	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$4,025,085	$—	$—	$4,025,085	$—	$—	$—	$—
Short Term Investments	3,673,629	—	—	3,673,629	2,181,108	—	—	2,181,108
Other Financial Instruments*	—	1,598,239	—	1,598,239	—	(478,469)	—	(478,469)
Cash Equivalents	120,094	—	—	120,094	1,170,030	—	—	1,170,030

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$139,805,135	$—	$—	$139,805,135	$—	$—	$—	$—
Short Term Investments	885,235,875	—	—	885,235,875	91,425,787	—	—	91,425,787
Other Financial Instruments*	—	(370,079,845)	—	(370,079,845)	—	37,985,364	—	37,985,364
Cash Equivalents	164,161,825	—	—	164,161,825	101,602,822	—	—	101,602,822
	Direxion Daily MSCI Real Estate Bull 3X Shares				Direxion Daily MSCI Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$8,577,458	$—	$—	$8,577,458	$—	$—	$—	$—
Short Term Investments	39,934,394	—	—	39,934,394	14,901,930	—	—	14,901,930
Other Financial Instruments*	—	963,501	—	963,501	—	639,828	—	639,828
Cash Equivalents	23,266,394	—	—	23,266,394	8,726,971	—	—	8,726,971
	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$16,418,688	$—	$—	$16,418,688	$—	$—	$—	$—
Master Limited Partnerships	3,100,224	—	—	3,100,224	—	—	—	—
Short Term Investments	28,676,267	—	—	28,676,267	2,350,181	—	—	2,350,181
Other Financial Instruments*	—	(10,526,836)	—	(10,526,836)	—	703,350	—	703,350
Cash Equivalents	4,852,443	—	—	4,852,443	912,722	—	—	912,722
	Direxion Daily Regional Banks Bull 3X Shares				Direxion Daily Regional Banks Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$17,654,946	$—	$—	$17,654,946	$—	$—	$—	$—
Short Term Investments	5,479,145	—	—	5,479,145	1,013,813	—	—	1,013,813
Other Financial Instruments*	—	(1,544,340)	—	(1,544,340)	—	—	—	—
Cash Equivalents	5,462,515	—	—	5,462,515	1,132,939	—	—	1,132,939
	Direxion Daily Retail Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—
Investment Companies – Equity	4,005,434	—	—	4,005,434	3,648,798	—	—	3,648,798
Short Term Investments	17,512,753	—	—	17,512,753	139,280,116	—	—	139,280,116
Other Financial Instruments*	—	(3,052,289)	—	(3,052,289)	—	77,377,256	—	77,377,256
Cash Equivalents	9,643,037	—	—	9,643,037	127,248,363	—	—	127,248,363

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$56,229,063	$—	$—	$56,229,063
Short Term Investments	80,974,344	—	—	80,974,344	73,572,378	—	—	73,572,378
Other Financial Instruments*	—	(18,408,402)	—	(18,408,402)	—	(20,233,080)	—	(20,233,080)
Cash Equivalents	30,950,920	—	—	30,950,920	22,042,331	—	—	22,042,331
	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$113,466,316	$—	$—	$113,466,316
Short Term Investments	11,816,535	—	—	11,816,535	72,210,503	—	—	72,210,503
Other Financial Instruments*	—	6,665,336	—	6,665,336	—	58,434,237	—	58,434,237
Cash Equivalents	8,275,142	—	—	8,275,142	62,352,674	—	—	62,352,674
	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$131,259,236	$—	$—	$131,259,236
Short Term Investments	33,136,211	—	—	33,136,211	88,423,522	—	—	88,423,522
Other Financial Instruments*	—	(13,540,997)	—	(13,540,997)	—	46,075,093	—	46,075,093
Cash Equivalents	14,150,872	—	—	14,150,872	40,944,839	—	—	40,944,839
	Direxion Daily Technology Bear 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$2,132,000	$—	$—	$2,132,000
Short Term Investments	11,486,253	—	—	11,486,253	1,272,947	—	—	1,272,947
Other Financial Instruments*	—	(4,683,343)	—	(4,683,343)	—	151,729	—	151,729
Cash Equivalents	9,369,106	—	—	9,369,106	967,938	—	—	967,938
	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income	$—	$—	$—	$—	$49,748,856	$—	$—	$49,748,856
Short Term Investments	18,408,971	—	—	18,408,971	31,258,179	—	—	31,258,179
Other Financial Instruments*	—	123,068	—	123,068	—	2,598,592	—	2,598,592
Cash Equivalents	11,919,950	—	—	11,919,950	4,161,713	—	—	4,161,713
	Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total
Short Term Investments	$283,897,217	$—	$—	$283,897,217
Other Financial Instruments*	—	(25,625,921)	—	(25,625,921)
Cash Equivalents	185,120,961	—	—	185,120,961

DIREXION SEMI-ANNUAL REPORT

For further detail on each asset class, see the Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended April 30, 2017. There were no Level 3 securities held by the Funds during the six months ended April 30, 2017. It is the Funds' policy to recognize transfers between levels at their fair values as of the beginning of the period.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2017, the Funds were invested in swap contracts. At April 30, 2017, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$5,470,490	$—	$5,470,490
Direxion Daily S&P 500® Bull 3X Shares	62,194,426	—	62,194,426
Direxion Daily Small Cap Bull 3X Shares	62,929,145	—	62,929,145
Direxion Daily Small Cap Bear 3X Shares	1,800	—	1,800
Direxion Daily FTSE China Bull 3X Shares	10,581,529	—	10,581,529
Direxion Daily FTSE Europe Bull 3X Shares	6,679,329	—	6,679,329
Direxion Daily Latin America Bull 3X Shares	1,149,291	—	1,149,291
Direxion Daily MSCI Brazil Bull 3X Shares	9,237,648	—	9,237,648
Direxion Daily MSCI Developed Markets Bull 3X Shares	5,133,196	—	5,133,196
Direxion Daily MSCI Emerging Markets Bull 3X Shares	29,814,877	—	29,814,877
Direxion Daily MSCI India Bull 3X Shares	27,867,280	—	27,867,280
Direxion Daily MSCI Japan Bull 3X Shares	393,446	—	393,446
Direxion Daily MSCI South Korea Bull 3X Shares	149,289	—	149,289
Direxion Daily Russia Bull 3X Shares	14,931,267	—	14,931,267
Direxion Daily Russia Bear 3X Shares	245,456	—	245,456
Direxion Daily Energy Bull 3X Shares	14,158,551	—	14,158,551
Direxion Daily Energy Bear 3X Shares	32,239	—	32,239
Direxion Daily Financial Bull 3X Shares	54,570,996	—	54,570,996
Direxion Daily Gold Miners Index Bull 3X Shares	7,864,831	—	7,864,831
Direxion Daily Gold Miners Index Bear 3X Shares	45,463,844	—	45,463,844
Direxion Daily Healthcare Bull 3X Shares	24,325,505	—	24,325,505
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1,598,239	—	1,598,239
Direxion Daily Junior Gold Miners Index Bull 3X Shares	1,544,554	—	1,544,554
Direxion Daily Junior Gold Miners Index Bear 3X Shares	40,256,578	—	40,256,578
Direxion Daily MSCI Real Estate Bull 3X Shares	1,120,078	—	1,120,078
Direxion Daily MSCI Real Estate Bear 3X Shares	839,558	—	839,558
Direxion Daily Natural Gas Related Bear 3X Shares	703,350	—	703,350
Direxion Daily Retail Bull 3X Shares	57,223	—	57,223

DIREXION SEMI-ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P Biotech Bull 3X Shares	$77,377,256	$—	$77,377,256
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	6,665,336	—	6,665,336
Direxion Daily Semiconductor Bull 3X Shares	58,463,461	—	58,463,461
Direxion Daily Technology Bull 3X Shares	46,075,093	—	46,075,093
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	179,104	179,104
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	776,796	776,796
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	3,493,066	3,493,066
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,760,377	1,760,377

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bear 3X Shares	$569,091	$—	$569,091
Direxion Daily S&P 500® Bull 3X Shares	25,005	—	25,005
Direxion Daily S&P 500® Bear 3X Shares	21,434,306	—	21,434,306
Direxion Daily Small Cap Bull 3X Shares	19,383	—	19,383
Direxion Daily Small Cap Bear 3X Shares	86,182,222	—	86,182,222
Direxion Daily FTSE China Bear 3X Shares	1,706,269	—	1,706,269
Direxion Daily Latin America Bull 3X Shares	540,017	—	540,017
Direxion Daily MSCI Brazil Bull 3X Shares	543,355	—	543,355
Direxion Daily MSCI Developed Markets Bear 3X Shares	976,117	—	976,117
Direxion Daily MSCI Emerging Markets Bear 3X Shares	38,483,882	—	38,483,882
Direxion Daily Russia Bull 3X Shares	4,302,473	—	4,302,473
Direxion Daily Russia Bear 3X Shares	6,437,609	—	6,437,609
Direxion Daily Energy Bull 3X Shares	56,013,586	—	56,013,586
Direxion Daily Financial Bull 3X Shares	7,504,021	—	7,504,021
Direxion Daily Financial Bear 3X Shares	15,720,679	—	15,720,679
Direxion Daily Gold Miners Index Bull 3X Shares	302,576,575	—	302,576,575
Direxion Daily Gold Miners Index Bear 3X Shares	565,421	—	565,421
Direxion Daily Healthcare Bear 3X Shares	213,127	—	213,127
Direxion Daily Homebuilders & Supplies Bear 3X Shares	478,469	—	478,469
Direxion Daily Junior Gold Miners Index Bull 3X Shares	371,624,399	—	371,624,399
Direxion Daily Junior Gold Miners Index Bear 3X Shares	2,271,214	—	2,271,214
Direxion Daily MSCI Real Estate Bull 3X Shares	156,577	—	156,577
Direxion Daily MSCI Real Estate Bear 3X Shares	199,730	—	199,730
Direxion Daily Natural Gas Related Bull 3X Shares	10,526,836	—	10,526,836
Direxion Daily Regional Banks Bull 3X Shares	1,544,340	—	1,544,340
Direxion Daily Retail Bull 3X Shares	3,109,512	—	3,109,512
Direxion Daily S&P Biotech Bear 3X Shares	18,408,402	—	18,408,402
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	20,233,080	—	20,233,080
Direxion Daily Semiconductor Bull 3X Shares	29,224	—	29,224
Direxion Daily Semiconductor Bear 3X Shares	13,540,997	—	13,540,997
Direxion Daily Technology Bear 3X Shares	4,683,343	—	4,683,343
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	27,375	27,375
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	653,728	653,728
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	894,474	894,474
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	27,386,298	27,386,298

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the period ended April 30, 2017 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$17,861,713	$—	$3,784,565	$—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(3,640,301)	—	(920,649)	—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	240,357,050	—	(67,957,990)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(157,817,825)	—	(17,515,165)	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	375,900,620	—	(10,222,325)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(182,075,470)	—	(92,454,880)	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	28,003,555	—	(3,850,154)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(12,083,163)	—	(4,633,124)	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	1,342,155	—	7,496,851	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	9,802,634	—	(10,960,156)	—
Direxion Daily MSCI Brazil Bull 3X Shares	Swap Contracts	41,429,309	—	(41,302,216)	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	Swap Contracts	997,559	—	4,996,380	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	Swap Contracts	(745,705)	—	(1,714,375)	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	42,784,334	—	(12,285,793)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	(16,328,850)	—	(15,343,016)	—
Direxion Daily MSCI India Bull 3X Shares	Swap Contracts	1,677,449	—	18,509,861	—
Direxion Daily MSCI Japan Bull 3X Shares	Swap Contracts	1,126,332	—	(755,679)	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	822,901	—	697,085	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	144,878,324	—	(85,037,550)	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(25,912,960)	—	3,655,413	—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	60,861,464	—	(91,977,348)	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(4,378,983)	—	205,506	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Financial Bull 3X Shares	Swap Contracts	$517,193,508	$—	$(65,919,722)	$—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(121,028,014)	—	(8,178,290)	—
Direxion Daily Gold Miners Index Bull 3X Shares	Swap Contracts	(254,000,003)	—	(130,560,590)	—
Direxion Daily Gold Miners Index Bear 3X Shares	Swap Contracts	28,251,189	—	16,287,024	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	6,378,534	—	42,659,268	—
Direxion Daily Healthcare Bear 3X Shares	Swap Contracts	(72,531)	—	(579,871)	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	310,086	—	2,006,359	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	Swap Contracts	(820,397)	—	(1,411,721)	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	(74,676,146)	—	(501,480,485)	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	11,224,411	—	18,700,046	—
Direxion Daily MSCI Real Estate Bull 3X Shares	Swap Contracts	4,450,013	—	2,728,014	—
Direxion Daily MSCI Real Estate Bear 3X Shares	Swap Contracts	(479,546)	—	(1,675,448)	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	7,230,376	—	(9,821,548)	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	(330,333)	—	(1,046,668)	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	933,700	—	(1,687,044)	—
Direxion Daily Regional Banks Bear 3X Shares	Swap Contracts	(601,807)	—	154,898	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	5,255,433	—	(9,930,749)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	110,567,115	—	117,847,671	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	(16,358,828)	—	(49,770,238)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Swap Contracts	21,199,509	—	(34,405,396)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Swap Contracts	(2,851,440)	—	2,264,907	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	43,014,689	—	38,526,006	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(22,488,821)	—	(1,615,227)	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Technology Bull 3X Shares	Swap Contracts	$44,480,941	$—	$31,475,446	$—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(8,661,435)	—	1,086,436	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(673,063)	—	(150,130)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(1,444,727)	—	2,777,761
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(16,192,268)	—	6,097,639
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	106,342,901	—	(54,696,062)

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the six months ended April 30, 2017, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Mid Cap Bull 3X Shares	$152,340,533	$—
Direxion Daily Mid Cap Bear 3X Shares	—	30,892,215
Direxion Daily S&P 500® Bull 3X Shares	1,348,079,378	—
Direxion Daily S&P 500® Bear 3X Shares	—	1,418,663,496
Direxion Daily Small Cap Bull 3X Shares	1,937,199,230	—
Direxion Daily Small Cap Bear 3X Shares	—	1,777,627,204
Direxion Daily FTSE China Bull 3X Shares	370,882,295	—
Direxion Daily FTSE China Bear 3X Shares	—	194,813,519
Direxion Daily FTSE Europe Bull 3X Shares	73,626,262	—
Direxion Daily Latin America Bull 3X Shares	37,724,885	—
Direxion Daily MSCI Brazil Bull 3X Shares	189,599,900	—
Direxion Daily MSCI Developed Markets Bull 3X Shares	56,137,131	—
Direxion Daily MSCI Developed Markets Bear 3X Shares	—	20,897,290
Direxion Daily MSCI Emerging Markets Bull 3X Shares	456,136,247	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	346,015,182
Direxion Daily MSCI India Bull 3X Shares	207,412,072	—
Direxion Daily MSCI Japan Bull 3X Shares	23,688,653	—
Direxion Daily MSCI South Korea Bull 3X Shares	11,641,005	—
Direxion Daily Russia Bull 3X Shares	434,150,534	—
Direxion Daily Russia Bear 3X Shares	—	117,535,641
Direxion Daily Energy Bull 3X Shares	1,310,717,843	—
Direxion Daily Energy Bear 3X Shares	—	163,298,725
Direxion Daily Financial Bull 3X Shares	3,182,902,806	—
Direxion Daily Financial Bear 3X Shares	—	791,006,625
Direxion Daily Gold Miners Index Bull 3X Shares	4,506,153,020	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	805,532,216
Direxion Daily Healthcare Bull 3X Shares	430,386,781	—
Direxion Daily Healthcare Bear 3X Shares	—	5,066,780
Direxion Daily Homebuilders & Supplies Bull 3X Shares	10,735,823	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	9,388,020
Direxion Daily Junior Gold Miners Index Bull 3X Shares	2,289,650,718	—

DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Junior Gold Miners Index Bear 3X Shares	$—	$343,186,758
Direxion Daily MSCI Real Estate Bull 3X Shares	219,583,099	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	65,299,495
Direxion Daily Natural Gas Related Bull 3X Shares	147,772,771	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	16,381,604
Direxion Daily Regional Banks Bull 3X Shares	39,167,212	—
Direxion Daily Regional Banks Bear 3X Shares	—	4,247,577
Direxion Daily Retail Bull 3X Shares	95,362,654	—
Direxion Daily S&P Biotech Bull 3X Shares	826,108,834	—
Direxion Daily S&P Biotech Bear 3X Shares	—	269,458,402
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	245,061,458	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	74,276,560
Direxion Daily Semiconductor Bull 3X Shares	421,127,520	—
Direxion Daily Semiconductor Bear 3X Shares	—	103,634,628
Direxion Daily Technology Bull 3X Shares	551,810,240	—
Direxion Daily Technology Bear 3X Shares	—	47,519,770
Direxion Daily 7-10 Year Treasury Bull 3X Shares	15,580,359	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	86,500,031
Direxion Daily 20+ Year Treasury Bull 3X Shares	206,446,671	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,277,943,057

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% (or -300%) daily performance of their respective indices.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Correlation Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

DIREXION SEMI-ANNUAL REPORT

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On May 1, 2017, shares of the following funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P 500® Bear 3X Shares	5/1/2017	1	:5	$8.78	$43.90	50,275,675	10,055,135
Direxion Daily Russia Bear 3X Shares	5/1/2017	1	:5	6.01	30.07	5,474,417	1,094,883
Direxion Daily Gold Miners Index Bull 3X Shares	5/1/2017	1	:4	8.17	32.69	209,788,735	52,447,184
Direxion Daily Junior Gold Miners Index Bull 3X Shares	5/1/2017	1	:4	4.53	18.13	182,664,660	45,666,165
Direxion Daily Junior Gold Miners Index Bear 3X Shares	5/1/2017	1	:4	19.88	79.53	5,956,150	1,489,037
Direxion Daily Regional Banks Bear 3X Shares	5/1/2017	1	:5	9.34	46.71	250,000	50,000
Direxion Daily Semiconductor Bear 3X Shares	5/1/2017	1	:5	7.50	37.48	4,549,748	909,950

DIREXION SEMI-ANNUAL REPORT

On May 1, 2017, shares of the following funds were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P 500® Bull 3X Shares	5/1/2017	4	:1	$129.77	$32.44	4,401,251	17,605,006
Direxion Daily Small Cap Bull 3X Shares	5/1/2017	2	:1	108.93	54.46	5,300,033	10,600,067
Direxion Daily Latin America Bull 3X Shares	5/1/2017	4	:1	108.36	27.09	154,773	619,092
Direxion Daily Russia Bull 3X Shares	5/1/2017	2	:1	91.48	45.74	1,884,001	3,768,002
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	5/1/2017	2	:1	57.58	28.79	2,404,738	4,809,476

On June 19, 2017, the following Funds declared income distributions with an ex-date of June 20, 2017 and payable date of June 27, 2017. The income distribution per share for each Fund was as follows:

Funds	Per Share Income Distribution
Direxion Daily Energy Bull 3X Shares	$0.06395
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.01836

The Trust has evaluated subsequent events through the issuance of the Funds' financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds' financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999 – present.	166	None.
Eric W. Falkeis(2) Age: 43	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	166	Trustee, Professionally Managed Portfolios (31 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	166	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 75	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	166
					Director until December 2016, The MainStay Funds Trust, The MainStay Funds, MainStay VP Fund Series, Mainstay Defined Term Municipal Opportunities Fund; Private Advisors Alternative Strategy Fund; Private Advisors Alternative Strategies Master Fund.
David L. Driscoll Age: 47	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	166	None.
Jacob C. Gaffey Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	166	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 49	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999 – present.	166	N/A
Eric W. Falkeis(2) Age: 43	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	166	Trustee, Professionally Managed Portfolios (31 Funds).
Patrick J. Rudnick Age: 43	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006 – 2013); formerly, Manager, PricewaterhouseCoopers LLP (1999 – 2006).	N/A	N/A

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 41	Secretary	One Year; Since 2011	General Counsel, Rafferty Asset Management, LLC, since October 2010; formerly Chief Compliance Officer, Rafferty Asset Management, LLC (2012 – 2016).	N/A	N/A
Kent Barnes Age: 48	Chief Compliance Officer	One Year; Since 2016	Director of Compliance, since April 2016, Rafferty Asset Management, LLC; formerly, General Counsel – Alternative Investments, USBFS (2006 – 2016)	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 86 of the 142 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 18 of the 24 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2017 (Unaudited)

Consistent with the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "Trust") annually considers the renewal of the Investment Advisory Agreement (the "Advisory Agreement") between Rafferty Asset Management, LLC (the "Advisor") and the Trust, Direxion Daily S&P Biotech Bull 3X Shares, Direxion Daily S&P Biotech Bear 3X Shares, Direxion Daily S&P Oil & Gas Exp. & Prod. Services Bull 3X Shares, Direxion Daily Oil & Gas Exp. & Prod. Services Bear 3X Shares, Direxion Daily Homebuilders & Supplies 3X Bull Shares, Direxion Daily Homebuilders & Supplies 3X Bear Shares, Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares, each a series of the Trust. Each series of the Trust is referred to herein as a "Fund" and collectively as the "Funds."

At an in-person meeting held on August 22-23, 2016, following such consideration, the Board, including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the renewal of the Advisory Agreement, on behalf of the Funds. The Independent Trustees had previously considered information pertaining to the renewal of the Advisory Agreement outside the presence of the Advisor's representatives and Fund management in an executive session held on August 9, 2016. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement for the Funds were fair and reasonable and in the best interests of shareholders.

In considering whether to renew the Advisory Agreement, the Board requested, and the Advisor provided, information that the Board and Advisor believed to be reasonably necessary to evaluate the Advisory Agreement. Among other information, the Board obtained and reviewed the following:

•  Detailed information regarding the advisory services provided by the Advisor;

•  The investment objectives of the Funds which require daily rebalancing and the utilization of complex financial instruments that are not typical of traditional index tracking exchange-traded funds;

•  The level of attention required by the Advisor due to the frequent and large trading activity in the various Funds;

•  The Advisor's Form ADV;

•  Biographies of employees primarily responsible for providing investment advisory services;

•  Information regarding each component of the contractual fee rates for the prior fiscal year;

•  Information regarding advisory fees paid to the Advisor and an evaluation of the Operating Expense Limitation Agreement;

•  Performance information for prior periods;

•  Comparative industry fee data;

•  Information regarding the financial condition of the Advisor;

•  Information regarding how the Advisor monitors the Funds' compliance with regulatory requirements and Trust procedures.

The Board considered that that they had also received information relevant to their consideration throughout the year at regular Board meetings in connection with their oversight of the Funds, including information bearing on the Funds' service provider arrangements and performance results. In addition, the Board received a memorandum from counsel regarding the responsibilities of the Board with respect to the approval of the Advisory Agreement and participated in a question and answer session with representatives of the Advisor. The Board carefully evaluated the relevant information and the Independent Trustees were advised by legal counsel with respect to their deliberations.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services provided; (2) the investment performance of each Fund; (3) the profitability of the advisory business to the Advisor; (4) the extent to which economies of scale might be realized as the Funds grow (5) whether fee levels reflect these economies of scale, if any, for the benefit of any Fund's shareholders; (6) comparisons of services and fees with contracts entered into by the Advisor with

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2017 (Unaudited)

other clients (such as other institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by the Advisor from its relationship with the Funds.

Nature, Extent and Quality of Services Provided. The Board reviewed, among other things, the Advisor's business, assets under management, financial resources and capitalization, quality and quantity of personnel, experience, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and process. The Board reviewed the scope of services to be provided by the Advisor under the Agreement and noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board also considered the Advisor's representation to the Board that it would continue to provide investment and related services that are of materially the same quality as the services that have been provided to the Funds in the past and whether those services remain appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs. The Board focused on the quality of the Advisor's personnel and operations and the systems and processes required to manage the Funds effectively, and noted that these systems and processes may not be present at other investment advisers. In particular the Board considered: (1) the Advisor's success in achieving each Fund's daily leveraged investment objective; (2) differences between managing leveraged and non-leveraged portfolios, which includes development of investment strategies and specialized skills trading complex financial instruments required to achieve each Fund's investment objective and minimize counterparty risk; (3) information regarding the selection of swap counterparties and the favorable terms of derivatives transactions that the Advisor is able to negotiate with swap counterparties on behalf of the Funds; (4) the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for leveraged than non-leveraged funds; and (5) the size, professional experience and skills of the Advisor's portfolio management staff. The Board considered that the Advisor oversees all aspects of the operation of the Funds, including oversight of the Funds' service providers, and provides compliance services to the Funds.

Based on the Board's deliberations at the meeting, the Board, including the Independent Trustees, unanimously concluded that the nature, extent and quality of services to be provided under the Advisory Agreement were fair and reasonable and could benefit shareholders.

Comparison of Advisory Services and Fees. The Board considered the fairness and reasonableness of the investment advisory fee rate payable to the Advisor by the Funds in light of the investment advisory services provided by the Advisor. In this regard, the Board also considered the ability of investors to independently achieve the investment objective of any of the Funds and the costs to investors of seeking to do so. The Board concluded that it would be extremely difficult for an investor to independently implement any Fund's investment strategy and that attempting to do so would likely be cost-prohibitive.

The Board further considered the fairness and reasonableness of the investment advisory fee rate payable to the Advisor by the Funds in light of fee rates paid by other investment companies offering strategies similar in nature to the Funds. In this regard, the Board reviewed information prepared by USBancorp Fund Services, LLC ("USBFS") at the direction of the Advisor, using data provided by Morningstar, Inc. ("Morningstar"), to compare the Funds' actual advisory fees, operating expenses, and gross and net total expenses with those of other funds with common key characteristics, such as asset size, investment objective or industry focus ("Peer Group"). The Board noted the difficulty in compiling the Peer Group because, by design, each Fund is unique and, therefore, few (if any) fund complexes have funds with substantially similar investment objectives and operations. The Board considered, however, that to establish the Peer Group, the Advisor and USBFS used the same methodology as in 2015, when the methodology was recommended by an independent consultant retained by the Board to review and advise it on Peer Group construction.

The comparison reports provided to the Board included the advisory fee and net and gross total expense ratios, less any Rule 12b-1 fees and shareholder services fees for each Fund and each Peer Group fund. The Board reviewed shareholder report disclosures related to approval of investment advisory agreements from Peer Group funds to evaluate the extent to which those funds' fee rates appeared to be the result of arm's-length negotiations and therefore could provide the Board a useful basis for comparison. The Board considered that the Advisor had agreed to limit the total expenses of the Funds (subject to certain exclusions) for the next fiscal year by contractually agreeing to pay certain expenses of the Funds under a separate Operating Services Agreement.
DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2017 (Unaudited)

Based on its review, the Board determined that the proposed advisory fee rates for each Fund under the Advisory Agreement were reasonable in relation to the nature and quality of the services provided by the Advisor.

Performance of the Funds. The Board focused on the correlation of each Fund's return to the model performance return information for the periods ending June 30, 2016 and June 30, 2015 or since inception if a Fund did not have two full years of operations. The Board also reviewed the total return of each Fund for one-year or since inception period ended June 30, 2016. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings throughout the year. The Board noted that the correlation of returns for each Fund to each Fund's underlying index return was generally within expected ranges during the applicable periods. The Board noted that, given the investment objectives of the Funds, the correlation of each Fund's performance with the model performance was a more meaningful factor than a Fund's total return.

Costs of Services Provided to the Funds and Profits Realized by the Advisor. The Board reviewed information about the profitability of the Advisor based on the fee rates payable under the Advisory Agreement. This included a review of information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor. The Board considered information regarding the Advisor's profit margin as reflected in the Advisor's profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses. The Board also considered the significant drivers of cost for the Advisor including, but not limited to, intellectual capital, daily portfolio rebalancing of the Funds, regulatory compliance, and entrepreneurial risk and considered the costs that investors would likely incur if they independently sought to achieve the investment objectives of the Funds. The Advisor also provided the Board a report on other investment advisors' profitability, which was compiled using publicly available information. However, the Board recognized that it is difficult to compare profitability among investment advisory contracts because the most useful comparative information generally is not publicly available. To the extent such information is available, it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, assumptions regarding allocations and the fact that publicly traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board, including the Independent Trustees, determined that the profit to the Advisor under the Advisory Agreement was not excessive in light of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board also considered the Advisor's representation that the current breakpoints based on the asset levels of each Fund are sufficient to reflect the economies of scale for the Funds. The Advisor noted that it was continuing its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, changes to the existing breakpoints were not necessary at this time.

Other Benefits. The Board considered any indirect or "fall-out" benefits that the Advisor or its affiliates may derive from their relationship to the Funds. Such benefits may include the Advisor's ability to leverage its investment management personnel or infrastructure to manage other accounts. The Board also considered that the Advisor's overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to the Advisor were fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board, including the Independent Trustees, determined that the Advisory Agreement for the Funds was fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgment and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the continuance of the Advisory Agreement.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2017

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor
New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South 6th Street
Minneapolis, MN 55402

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 5, 2017

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	July 3, 2017